UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08767
______________________________________________

UBS Money Series
______________________________________________________________________________
(Exact name of registrant as specified in charter)

51 West 52nd Street, New York, New York 10019-6114
______________________________________________________________________________
(Address of principal executive offices) (Zip code)

Mark F. Kemper, Esq. UBS Global Asset Management 51 West 52nd Street New York, NY 10019-6114
(Name and address of agent for service)

Copy to:
Jack W. Murphy, Esq. Dechert LLP 1775 I Street, N.W. Washington, DC 20006-2401

Registrant’s telephone number, including area code: 212-882 5000

Date of fiscal year end: April 30

Date of reporting period: April 30, 2009

Item 1. Reports to Stockholders.

UBS Liquid Assets Fund
Annual Report
April 30, 2009

UBS Liquid Assets Fund

June 15, 2009

Dear shareholder,
We present you with the annual report for UBS Liquid Assets Fund (the “Fund”) for the 12 months ended April 30, 2009.

Performance
The seven-day current yield for the Fund as of April 30, 2009 was 0.44% as compared to 2.39% on October 31, 2008 and 2.68% on April 30, 2008. (For more information on the Fund’s performance, refer to “Performance and portfolio characteristics at a glance” on page 11.)

In an attempt to boost a weakening US economy and address other concerns, the Federal Reserve Board lowered the federal funds rate three times during the reporting period. (The federal funds rate, or “fed funds” rate, is the rate that banks charge one another for funds they borrow on an overnight basis.) This decrease caused the yields of the securities in which the Fund invests to decline, lowering the Fund’s yields.

UBS Liquid Assets Fund

Investment goal:
Provide as high a level of
current interest income as is
consistent with maintaining
liquidity and principal stability

Portfolio Manager:
Robert Sabatino
UBS Global Asset
Management (Americas) Inc.

Commencement:
February 14, 2000

Dividend payments:
Monthly

An interview with Portfolio Manager Robert Sabatino
Q.	Following unprecedented turmoil in the credit markets, the US government announced the Temporary Guarantee Program for Money Market Funds (the “Program”). Is the Fund participating?
A.	The Fund applied and was accepted to participate in the Program. The US Treasury will guarantee the share price of any publicly offered eligible money market mutual fund that applies and is accepted into the Program. Shareholders in money market funds enrolled in the Program through its expiration will be covered for the amounts they held as of the close of business on September 19, 2008 until September 18, 2009. Further important information about the Program appears at the end of this letter. The Fund has maintained its net asset value (“NAV”) of $1.00 per share*

*	An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Notwithstanding the preceding statements, the Fund is participating in the US Treasury’s Temporary Guarantee Program for Money Market Funds; please see further below for important information about the Program’s scope and limitations.

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UBS Liquid Assets Fund

throughout the recent unprecedented turmoil and has continued to meet its stated goal, which is to provide as high a level of current interest income as is consistent with maintaining liquidity and principal stability. We are pleased to have the Fund participate in the Program to provide an added level of protection for covered shareholders. We want to reassure shareholders of the following:

•	The Fund holds very high-quality assets. While we consider rating agencies’ credit ratings, we rely first and foremost on our own proprietary research, conducted by dedicated teams of credit analysts. This approach benefited the Fund in the volatile environment that prevailed during the reporting period.

•	UBS Global Asset Management (Americas) Inc. and its predecessor firms have been managing money market funds for more than 30 years; this is a key line of business for the firm, and we have dedicated significant resources to the management of the assets entrusted to us.

Q.	How long will the Program last?
A.	The Program will be in effect until September 18, 2009.

Q.	What are the costs to the Fund to participate in the Program, and how will this impact the Fund’s yields?
A.	When the Program was introduced, it had an initial termination date of December 18, 2008. The Fund paid a fee of 0.01% of the value of the Fund’s outstanding shares (valued at $1.00 per share for this purpose) as of September 19, 2008. This ensured Program coverage for the period from September 19, 2008 through December 18, 2008. The Program was extended twice—first through April 30, 2009, and then, most recently, through September 18, 2009. The Fund paid additional fees calculated on the same basis, but at the rate of 0.015% for each of the two extension election periods, to continue to participate through September 18, 2009. This cost will be absorbed by the Fund as a fund expense.

We do expect that the Fund’s yield will decline as a result of the program participation fees, but believe that the extent of any yield decreases will be dependent on a number of factors outside of the Fund’s control, including fluctuations in the asset base of the Fund.

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UBS Liquid Assets Fund

Q.	How would you describe the economic environment during the reporting period?
A.	Looking back, the economy, as measured by US gross domestic product (“GDP”), expanded 2.8% during the second quarter of 2008. However, the bursting of the housing bubble, a severe credit crunch, falling business and consumer consumption and surging unemployment caused the US economy to weaken significantly during the second half of the year. In the third quarter, GDP declined 0.5%, and contracted 6.3% during the fourth quarter of 2008—the latter being the worst quarterly reading since 1982. The economy remained weak to start the year, as the estimate for first quarter GDP indicated a decline of 5.7%.

Q.	How did the Federal Reserve Board (the “Fed”) and US Treasury Department react to the challenging economic and market environment?
A.	Both the Fed and the US Treasury Department were extremely active given the turmoil in the financial markets during the reporting period. In addition to adding billions of dollars into the financial system, the Fed and Treasury were involved in addressing problems at several major financial institutions. This included placing Freddie Mac and Fannie Mae into conservatorship, and taking an active role in the purchase of Merrill Lynch by Bank of America. The Treasury also oversaw the $700 billion Troubled Asset Relief Program (TARP), which was introduced during the reporting period.

More recently, the Treasury introduced the Public-Private Partnership Investment Program (PPIP), which aims to facilitate the purchase of $500 billion to $1 trillion of toxic mortgage assets from bank balance sheets. The new administration in Washington has put the revival of the economy on the front burner. In February, President Obama signed into law a $787 billion stimulus package.

In further support of the economy, the Fed reduced the fed funds rate on several occasions during the reporting period. Prior to the beginning of the reporting period, at its April 2008 meeting, the Fed cut the rate by 50 basis points (that is, 0.50%), bringing it from 2.50% down to 2.00%. It then held the rate steady until September 2008, citing inflationary pressures on the back of soaring oil and food prices.

However, with the global financial crisis rapidly escalating and oil prices falling sharply, the Fed again moved into action in October 2008. It first lowered the rate on October 8, 2008 in a coordinated interest rate

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UBS Liquid Assets Fund

cut with other central banks from around the world. This was followed by another rate reduction at the Fed’s regularly scheduled meeting on October 29, 2008. Together, these moves brought the federal funds rate to 1.00%. Then, at its December 16, 2008 meeting, the Fed aggressively cut the rate to a range of 0.00% to 0.25%—a record low. This rate was subsequently maintained at the Fed meetings that took place in January, March and April 2009.

Q.	How did you position the Fund in a market environment characterized by an ongoing credit crisis?
A.	Given the continued concerns in the credit markets, we sought to maintain a high degree of liquidity in the Fund in order to minimize pricing volatility and to meet redemption requests. We did so by investing a significant portion of the Fund’s new investments in shorter-dated money market securities maturing within one to three months.

Q.	What level of portfolio diversification did you maintain during the reporting period?
A.	At the security level, we maintained a greater than usual level of portfolio diversification over the reporting period by investing in smaller positions. While the Fund is generally able to hold up to 5.00% in any one security (subject to certain exceptions), we typically purchased no more than 1.00% to 2.00% in any one non-government issuer, as part of our efforts to reduce risk and keep the Fund highly liquid.

Q.	What types of securities did you emphasize over the period?
A.	At the beginning of the reporting period, the Fund held a significant exposure to commercial paper and US government and agency obligations. As the period continued, we increased the Fund’s exposure to asset-backed commercial paper. This move followed measures taken by the Fed to improve the liquidity of asset-backed commercial paper in response to the turmoil in the credit markets.

To a lesser extent, we also increased the Fund’s exposure to US government and agency obligations, while decreasing exposure to certificates of deposit and repurchase agreements over the period. (Repurchase agreements are transactions in which the seller of a security agrees to buy it back at a predetermined time and price or upon demand.)

4

UBS Liquid Assets Fund

Q.	What factors do you believe will affect the Fund over the coming months?
A.	Overall, it appears that many of the actions taken by policy makers at the US Treasury Department and the Fed are having their intended effect—increasing liquidity within the financial system and providing credit to consumers and businesses. In light of the historically low fed funds rate, we expect Treasury and money market yields to remain relatively low in the near future.

While the US economy continues to feel the pain of the recession, a few indicators, including consumer confidence and personal consumption, have begun to show improvements. However, existing home sales have yet to show a meaningful upturn, and continuing unemployment claims remain on the rise.

Looking ahead, we plan to monitor the factors likely to influence the Fed’s future decisions on interest rates, including the state of the financial markets, inflation and the overall state of the economy.

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UBS Liquid Assets Fund

We thank you for your continued support and welcome any comments or questions you may have. For additional information on the UBS family of funds,** please contact your financial advisor, or visit us at www.ubs.com/globalam-us.

Sincerely,

Kai R. Sotorp
President—UBS Money Series
UBS Liquid Assets Fund
Head—Americas
UBS Global Asset Management (Americas) Inc.
Robert Sabatino
Portfolio Manager—UBS Money Series
UBS Liquid Assets Fund
Executive Director
UBS Global Asset Management (Americas) Inc.

This letter is intended to assist shareholders in understanding how the Fund performed during the 12 months ended April 30, 2009. The views and opinions in the letter were current as of June 15, 2009. They are not guarantees of performance or investment results and should not be taken as investment advice. Investment decisions reflect a variety of factors, and we reserve the right to change our views about individual securities, sectors and markets at any time. As a result, the views expressed should not be relied upon as a forecast of the Fund’s future investment intent. We encourage you to consult your financial advisor regarding your personal investment program.

**	Mutual funds are sold by prospectus only. You should read it carefully and consider a fund’s investment objectives, risks, charges, expenses and other important information contained in the prospectus before investing. Prospectuses for most of our funds can be obtained from your financial advisor, by calling UBS Funds at 800-647 1568 or by visiting our Web site at www.ubs.com/globalam-us.

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UBS Liquid Assets Fund

Temporary Guarantee Program for Money Market Funds
The Fund participates in the Temporary Guarantee Program for Money Market Funds (the “Program”) created by the US Department of the Treasury (the “Treasury”).

The Program is designed to provide certain investors with a guarantee of a $1.00 net asset value (“NAV”) price per share based on the number of shares held by the investor in a fund as of the close of business on September 19, 2008. The guarantee under the Program is triggered if a fund’s market-based NAV falls below $0.995, commonly referred to as “breaking the buck” (a “Guarantee Event”) and the fund commences the process of liquidation. Any increase in the number of shares held by an investor in a fund after the close of business on September 19, 2008, will not be guaranteed. If the number of shares held by an investor in a fund fluctuates over the period of the Program (as discussed below), the Program will cover the lesser of (i) the number of shares held by the investor in the fund as of the close of business on September 19, 2008, or (ii) the number of shares held by the investor as of the date of the Guarantee Event. In order to participate in the Program, the Fund paid fees as noted earlier in this report.

Under the terms of the Program, upon the occurrence of a Guarantee Event, a fund Board must promptly initiate actions necessary under state and federal law to commence the liquidation of a fund. The Program will guarantee any difference between the amount received by an investor in connection with the liquidation and the value based on $1.00 per share. Guarantee payments under the Program will be made through a fund within approximately 30 days of a Guarantee Event. The Treasury, in its sole discretion, may designate a later payment date after taking into account prevailing market conditions. Guarantee payments under the Program will not exceed the amount available within the Treasury’s Exchange Stabilization Fund.

The Program is designed to address temporary dislocations in credit markets. The Program will exist up to the close of business on September 18, 2009. Neither this shareholder report, nor any participating fund, is in any manner approved, endorsed, sponsored or authorized by the Treasury.

A few highlights of the Program to keep in mind:

•	The US Treasury Temporary Guarantee Program provides a guarantee to participating money market mutual fund shareholders based on the number of shares invested in the fund at the close of business on September 19, 2008.

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UBS Liquid Assets Fund

Temporary Guarantee Program for Money Market Funds (concluded)
•	Any increase in the number of shares an investor holds after the close of business on September 19, 2008, will not be guaranteed.

•	If a customer closes his/her account with a fund or broker-dealer, any future investment in the fund will not be guaranteed.

•	If the number of shares an investor holds fluctuates over the period, the investor will be covered for either the number of shares held as of the close of business on September 19, 2008, or the current amount, whichever is less.

•	The Program expires on September 18, 2009.

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UBS Liquid Assets Fund

Understanding your Fund’s expenses (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees (unless waived) and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example below is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, November 1, 2008 to April 30, 2009.

Actual expenses
The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes
The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, if those other funds impose transactional costs—for example, exchange fees. In addition, if those transactional costs were included, your costs for those other funds would have been higher.

The example does not reflect any investment program fees (e.g., ACCESSSM program fees) as these are external to the Fund and relate to the particular program chosen by the investor.

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UBS Liquid Assets Fund

Understanding your Fund’s expenses (unaudited) (concluded)

	Beginning	Ending	Expenses paid
	account value	account value	during period(1)
	November 1, 2008	April 30, 2009	11/01/08 - 04/30/09

Actual	$1,000.00	$1,006.20	$0.45

Hypothetical (5% annual return before expenses)	1,000.00	1,024.35	0.45

(1)	Expenses are equal to the Fund’s annualized net expense ratio of 0.09%, multiplied by the average account value over the period, multiplied by 181 divided by 365 (to reflect the one-half year period).

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UBS Liquid Assets Fund

Performance and portfolio characteristics at a glance (unaudited)

Yields and characteristics	04/30/09	10/31/08	04/30/08

Seven-day current yield(1)	0.44%	2.39%	2.68%

Seven-day effective yield(1)	0.44	2.42	2.71

Weighted average maturity(2)	35 days	52 days	53 days

Net assets (mm)	$2,888.9	$2,327.6	$2,093.7

Portfolio composition(3)	04/30/09	10/31/08	04/30/08

Commercial paper	43.6%	37.9%	29.9%

US government and agency obligations	27.6	28.5	21.4

Repurchase agreements	12.0	12.9	18.4

Certificates of deposit	10.1	10.6	22.0

Short-term corporate obligations	3.0	6.1	6.8

Bank notes	3.6	3.9	1.3

Other assets less liabilities	0.1	0.1	0.2

Total	100.0%	100.0%	100.0%

(1)	Yields will fluctuate and reflect fee waivers. Performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be higher or lower than the performance data quoted.

(2)	The fund is actively managed and its weighted average maturity will differ over time.

(3)	Weightings represent percentages of net assets as of the dates indicated. The Fund’s portfolio is actively managed and its composition will vary over time.

An investment in UBS Liquid Assets Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Notwithstanding the preceding statements, the Fund is participating in the US Treasury’s Temporary Guarantee Program for Money Market Funds. The Program generally does not guarantee any new investments in the Fund made after September 19, 2008, and is scheduled to expire on September 18, 2009. For more information about the Program’s scope and limitations, please see the Fund’s most recent prospectus as supplemented.

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UBS Liquid Assets Fund

Statement of net assets—April 30, 2009

	Face
Security description	amount	Value

US government and agency obligations—27.65%

Federal Farm Credit Bank
0.150%, due 05/13/09(1)	$15,000,000	$14,999,250

Federal Home Loan Bank
0.200%, due 05/05/09(1)	53,000,000	52,998,822

0.649%, due 05/13/09(2)	20,000,000	20,000,000

2.400%, due 05/13/09	10,000,000	9,999,939

2.820%, due 07/10/09	16,000,000	16,000,000

0.450%, due 07/13/09(1)	17,000,000	16,984,488

0.580%, due 08/17/09(1)	30,000,000	29,947,800

0.460%, due 10/09/09(1)	35,000,000	34,927,997

Federal Home Loan Mortgage Corp.*
0.650%, due 05/01/09(2)	35,000,000	35,000,000

0.365%, due 05/28/09(2)	40,000,000	39,994,050

0.380%, due 06/15/09(1)	5,000,000	4,997,625

0.340%, due 06/22/09(1)	40,000,000	39,980,356

0.470%, due 07/20/09(1)	50,000,000	49,947,778

0.570%, due 08/17/09(1)	20,000,000	19,965,800

0.550%, due 08/31/09(1)	30,000,000	29,944,083

4.125%, due 11/30/09	5,000,000	5,053,250

Federal National Mortgage Association*
0.420%, due 05/01/09(2)	25,000,000	25,000,000

0.250%, due 05/18/09(1)	30,000,000	29,996,458

0.300%, due 06/23/09(1)	30,000,000	29,986,750

1.029%, due 07/13/09(2)	20,000,000	20,000,000

0.300%, due 08/24/09(1)	55,000,000	54,947,292

0.530%, due 12/21/09(1)	25,000,000	24,913,875

US Treasury Bills
1.080%, due 05/07/09(1)	25,000,000	24,995,500

0.310%, due 05/21/09(1)	11,900,000	11,897,951

0.330%, due 05/21/09(1)	5,950,000	5,948,909

0.210%, due 05/28/09(1)	45,000,000	44,992,913

0.226%, due 06/04/09(1)	25,000,000	24,994,664

0.235%, due 06/18/09(1)	24,500,000	24,492,323

0.265%, due 08/06/09(1)	56,000,000	55,960,014

Total US government and agency obligations (cost—$798,867,887)		798,867,887

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UBS Liquid Assets Fund

Statement of net assets—April 30, 2009

	Face
Security description	amount	Value

Bank notes—3.64%

Banking-US—3.64%
Bank of America N.A.
1.436%, due 05/06/09(2)	$20,000,000	$20,000,000

0.500%, due 06/08/09(3)	30,000,000	30,000,000

HSBC Bank USA, Inc.
3.875%, due 09/15/09	3,000,000	3,006,036

Wachovia Bank N.A.(Charlotte)
1.396%, due 05/01/09(2)	15,000,000	15,000,000

Wells Fargo Bank N.A.
0.547%, due 05/19/09(2)	17,000,000	17,000,000

Westpac Banking Corp.
1.439%, due 07/14/09(2)	20,000,000	20,000,000

Total bank notes (cost—$105,006,036)		105,006,036

Certificates of deposit—10.06%

Banking-non-US—10.06%
Abbey National Treasury Services PLC
0.738%, due 05/27/09(2)	30,000,000	30,000,000

Bank of Nova Scotia
0.570%, due 05/01/09	25,000,000	25,000,000

2.400%, due 05/07/09	24,000,000	24,000,000

Bank of Tokyo-Mitsubishi UFJ Ltd.
0.450%, due 05/22/09	25,000,000	25,000,000

BNP Paribas
0.460%, due 05/01/09	30,000,000	30,000,000

Calyon N.A., Inc.
3.170%, due 06/02/09	20,000,000	20,000,000

Credit Suisse First Boston
2.750%, due 05/18/09	20,000,000	20,000,000

Deutsche Bank AG
0.600%, due 05/21/09	31,750,000	31,750,000

0.620%, due 07/08/09	10,000,000	10,000,000

0.610%, due 07/27/09	15,000,000	15,000,000

Natixis
0.950%, due 07/07/09	25,000,000	25,000,000

Rabobank Nederland NV
0.700%, due 07/02/09	5,000,000	5,000,000

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UBS Liquid Assets Fund

Statement of net assets—April 30, 2009

	Face
Security description	amount	Value

Certificates of deposit—(concluded)

Banking-non-US—(concluded)
Svenska Handelsbanken
1.459%, due 07/13/09(2)	$10,000,000	$10,000,000

Toronto-Dominion Bank
1.150%, due 08/20/09	20,000,000	20,009,102

Total certificates of deposit (cost—$290,759,102)		290,759,102

Commercial paper(1)—43.60%

Asset backed-banking—1.04%
Atlantis One Funding
0.700%, due 06/08/09	30,000,000	29,977,833

Asset backed-miscellaneous—17.17%
Amsterdam Funding Corp.
0.810%, due 05/11/09	10,000,000	9,997,750

0.870%, due 07/13/09	12,000,000	11,978,830

0.680%, due 07/14/09	20,000,000	19,972,044

Atlantic Asset Securitization LLC
0.550%, due 05/05/09	30,000,000	29,998,167

0.530%, due 07/01/09	25,000,000	24,977,549

Chariot Funding LLC
0.300%, due 05/13/09	48,000,000	47,995,200

Enterprise Funding Co. LLC
0.380%, due 05/19/09	55,000,000	54,989,550

Fairway Finance Co. LLC
0.320%, due 05/14/09	30,000,000	29,996,533

0.650%, due 05/22/09	10,000,000	9,996,208

0.650%, due 06/08/09	7,000,000	6,995,197

Falcon Asset Securitization Corp.
0.170%, due 05/01/09	16,000,000	16,000,000

Jupiter Securitization Co. LLC
0.350%, due 05/06/09	25,000,000	24,998,785

Kitty Hawk Funding Corp.
0.550%, due 05/04/09	23,067,000	23,065,943

Market Street Funding LLC
0.650%, due 06/09/09	40,000,000	39,971,833

Old Line Funding Corp.
0.550%, due 05/14/09	35,000,000	34,993,049

0.320%, due 06/02/09	20,000,000	19,994,311

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UBS Liquid Assets Fund

Statement of net assets—April 30, 2009

	Face
Security description	amount	Value

Commercial paper(1)—(continued)

Asset backed-miscellaneous—(concluded)
Regency Markets No.1 LLC
0.440%, due 05/20/09	$15,000,000	$14,996,517

0.420%, due 05/26/09	20,000,000	19,994,167

Sheffield Receivables Corp.
0.550%, due 05/07/09	25,000,000	24,997,708

0.350%, due 05/13/09	20,000,000	19,997,667

0.360%, due 05/19/09	10,000,000	9,998,200

		495,905,208

Banking-non-US—0.34%
Dnb NOR ASA
1.000%, due 08/04/09	10,000,000	9,973,611

Banking-US—12.22%
Calyon N.A., Inc.
1.870%, due 06/17/09	10,000,000	9,975,586

1.020%, due 07/29/09	15,000,000	14,962,175

CBA (Delaware) Finance, Inc.
0.450%, due 05/26/09	25,300,000	25,292,094

Dexia Delaware LLC
0.240%, due 05/01/09	55,000,000	55,000,000

ING (US) Funding LLC
0.250%, due 05/07/09	43,000,000	42,998,208

0.990%, due 07/13/09	10,000,000	9,979,925

JP MorganChase & Co.
0.350%, due 06/03/09	40,000,000	39,987,167

Nordea N.A., Inc.
0.500%, due 06/16/09	35,000,000	34,977,639

San Paolo IMI US Financial Co.
0.140%, due 05/04/09	40,000,000	39,999,533

0.850%, due 06/22/09	10,000,000	9,987,722

Societe Generale N.A., Inc.
0.210%, due 05/01/09	55,000,000	55,000,000

0.780%, due 05/04/09	15,000,000	14,999,025

		353,159,074

Brokerage—1.90%
RBS Holdings USA, Inc.
0.210%, due 05/01/09	55,000,000	55,000,000

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UBS Liquid Assets Fund

Statement of net assets—April 30, 2009

	Face
Security description	amount	Value

Commercial paper(1)—(concluded)

Consumer products-non durables—2.77%
Procter & Gamble International Funding SCA
0.200%, due 06/10/09	$30,000,000	$29,993,333

Unilever Capital Corp.
0.230%, due 07/06/09	50,000,000	49,978,917

		79,972,250

Diversified manufacturing—1.04%
Siemens Capital Co. LLC
0.200%, due 05/15/09	30,000,000	29,997,667

Energy-integrated—1.49%
Koch Resources LLC
0.190%, due 05/11/09	30,000,000	29,998,417

0.170%, due 05/18/09	13,000,000	12,998,956

		42,997,373

Finance-captive automotive—1.04%
Toyota Motor Credit Corp.
0.250%, due 05/01/09	30,000,000	30,000,000

Finance-noncaptive diversified—0.86%
General Electric Capital Corp.
2.400%, due 06/03/09	25,000,000	24,945,000

Food/beverage—2.00%
Coca-Cola Co.
0.220%, due 06/01/09	37,764,000	37,756,846

0.230%, due 06/22/09	20,000,000	19,993,355

		57,750,201

Pharmaceuticals—1.73%
Pfizer, Inc.
0.370%, due 06/10/09	40,000,000	39,983,556

Roche Holdings, Inc.
0.300%, due 05/28/09	10,000,000	9,997,750

		49,981,306

Total commercial paper (cost—$1,259,659,523)		1,259,659,523

Short-term corporate obligations—3.01%

Banking-non-US—1.73%
BNP Paribas
1.441%, due 05/13/09(2)	12,000,000	12,000,000

16

UBS Liquid Assets Fund

Statement of net assets—April 30, 2009

	Face
Security description	amount	Value

Short-term corporate obligations—(concluded)

Banking-non-US—(concluded)
Lloyds TSB Group PLC
1.541%, due 05/07/09(2),(4)	$20,000,000	$20,000,000

Nordea Bank AB
1.449%, due 07/24/09(2),(4)	10,000,000	10,000,000

Rabobank Nederland NV
1.431%, due 05/11/09(2),(4)	8,000,000	8,000,000

		50,000,000

Banking-US—0.59%
HSBC Bank USA, Inc.
1.559%, due 07/14/09(2)	17,000,000	17,000,000

Finance-captive automotive—0.69%
Toyota Motor Credit Corp.
0.680%, due 05/01/09(2)	20,000,000	20,000,000

Total short-term corporate obligations (cost—$87,000,000)		87,000,000

Repurchase agreements—11.97%

Repurchase agreement dated 04/30/09 with Barclays
Bank PLC, 0.160% due 05/01/09, collateralized by
$199,194,900 US Treasury Notes, 0.875%
due 04/30/11; (value—$198,900,092);
proceeds: $195,000,867	195,000,000	195,000,000

Repurchase agreement dated 04/30/09 with Deutsche
Bank Securities, 0.150% due 05/01/09, collateralized by
$189,000 Federal Farm Credit Bank obligations, 6.500%
due 06/22/22, $14,245,000 Federal Home Loan Bank
obligations, 4.625% to 7.375% due 02/13/15 to 06/12/15,
$125,805,000 Federal Home Loan Mortgage Corp.
obligations, 2.000% to 5.125% due 03/16/11 to 09/27/13
and $1,215,000 Financing Corp. Strips, zero coupon
due 08/08/10; (value—$153,000,509);
proceeds: $150,000,625	150,000,000	150,000,000

17

UBS Liquid Assets Fund

Statement of net assets—April 30, 2009

	Face
Security description	amount	Value

Repurchase agreements—(concluded)

Repurchase agreement dated 04/30/09 with
State Street Bank & Trust Co.,0.010%, due 05/01/09,
collateralized by $759,135 US Treasury Bills, zero coupon
due 08/20/09 to 08/27/09; (value—$758,907);
proceeds: $744,000	$744,000	$744,000

Total repurchase agreements (cost—$345,744,000)		345,744,000

Total investments (cost—$2,887,036,548 which approximates
cost for federal income tax purposes)—99.93%		2,887,036,548

Other assets in excess of liabilities—0.07%		1,888,305

Net assets (applicable to 2,888,895,353 shares of beneficial
interest outstanding equivalent to $1.00 per share)—100.00%		$2,888,924,853

*	On September 7,2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship, and the US Treasury guaranteed the debt issued by these organizations.
(1)	Interest rates shown are the discount rates at date of purchase.
(2)	Variable rate securities. The maturity dates reflect earlier of reset dates or stated maturity dates. The interest rates shown are the current rates as of April 30,2009, and reset periodically.
(3)	Security is backed by FDIC’s Temporary Loan Guarantee Program (“TLGP”). TLGP guarantees newly issued senior unsecured debt of banks, thrifts and certain holding companies, and provides full coverage of non-interest bearing deposit transaction accounts.
(4)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 1.32% of net assets as of April 30,2009, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

18

UBS Liquid Assets Fund

Statement of net assets—April 30, 2009

Issuer breakdown by country of origin (unaudited)

Percentage of total investments

United States	81.5%

United Kingdom	3.6

France	3.0

Germany	3.0

Japan	2.6

Canada	2.4

Netherlands	2.2

Sweden	0.7

Switzerland	0.7

Norway	0.3

Total	100.0%

Weighted average maturity—35 days

On May 1,2008, the Fund adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1—Quoted prices in active markets for identical investments.
Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.
Level 3—Unobservable inputs inclusive of the Fund’s own assumptions in determining the value of investments.

The following is a summary of the inputs used as of April 30,2009 in valuing the Fund’s investments:

Quoted prices in
	active markets for	Significant other	Unobservable
	identical investments	observable inputs	inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Investments, at value	$—	$2,887,036,548	$—	$2,887,036,548

19

UBS Liquid Assets Fund

Statement of net assets—April 30, 2009

In April 2009, the FASB issued FASB Staff Position No.157-4,“Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly” (“FSP 157-4”). FSP 157-4 provides additional guidance for estimating fair value in accordance with FAS 157, when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate a transaction is not orderly. FSP 157-4 is effective for fiscal years and interim periods ending after June 15,2009. Management is currently evaluating the impact the adoption of FSP 157-4 will have on the Fund’s financial statement disclosures.

See accompanying notes to financial statements

20

UBS Liquid Assets Fund

Statement of operations

For the
year ended
April 30, 2009

Investment income:
Interest	$44,527,253

Expenses:
Investment advisory and administration fees	715,936

US Treasury Temporary Guarantee Program Participation fees	586,194

Transfer agency fees	382,451

Custody and accounting fees	334,103

Federal and state registration fees	123,647

Reports and notices to shareholders	123,326

Professional fees	112,532

Insurance fees	42,873

Trustees’ fees	28,052

Other expenses	16,343

2,465,457

Less: Fee waivers by investment advisor and administrator	(715,936)

Net expenses	1,749,521

Net investment income	42,777,732

Net realized gain from investment activities	7,807

Net increase in net assets resulting from operations	$42,785,539

See accompanying notes to financial statements

21

UBS Liquid Assets Fund

Statement of changes in net assets

	For the years ended April 30,

	2009	2008

From operations:
Net investment income	$42,777,732	$57,466,161

Net realized gains from investment activities	7,807	120,802

Net increase in net assets resulting from operations	42,785,539	57,586,963

Dividends and distributions to shareholders from:
Net investment income	(42,777,732)	(57,466,161)

Net realized gains from investment activities	(99,110)	—

Total dividends and distributions to shareholders	(42,876,842)	(57,466,161)

Net increase in net assets from beneficial interest transactions	795,291,388	1,435,572,666

Net increase in net assets	795,200,085	1,435,693,468

Net assets:
Beginning of year	2,093,724,768	658,031,300

End of year	$2,888,924,853	$2,093,724,768

Accumulated undistributed net investment income	$—	$—

See accompanying notes to financial statements

22

UBS Liquid Assets Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each year is presented below:

	For the years ended April 30,

	2009		2008	2007		2006	2005

Net asset value,
beginning of year	$1.00		$1.00	$1.00		$1.00	$1.00

Net investment income	0.019		0.045	0.052		0.038	0.017

Dividends from net investment income	(0.019)		(0.045)	(0.052)		(0.038)	(0.017)

Distributions from net realized gains from investment activities	(0.000	)(1)	—	(0.000	)(1)	—	(0.000	)(1)

Total dividends and distributions	(0.019)		(0.045)	(0.052)		(0.038)	(0.017)

Net asset value, end of year	$1.00		$1.00	$1.00		$1.00	$1.00

Total investment return(2)	1.89%		4.59%	5.28%		3.82%	1.74%

Ratios/supplemental data:
Net assets, end of year (000’s)	$2,888,925		$2,093,725	$658,031		$428,212	$394,013

Expenses to average net assets, net of fee waivers by advisor and administrator	0.07%		0.09%	0.14%		0.16%	0.17%

Expenses to average net assets, before fee waivers by advisor and administrator	0.10%		0.16%	0.21%		0.23%	0.26%

Net investment income to average net assets	1.79%		4.20%	5.16%		3.77%	1.72%

(1)	Amount represents less than $0.0005 per share.
(2)	Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each year reported. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

See accompanying notes to financial statements

23

UBS Liquid Assets Fund

Notes to financial statements

Organization and significant accounting policies
UBS Liquid Assets Fund (the “Fund”) is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as a diversified series of UBS Money Series (the “Trust”), an open-end management investment company organized as a Delaware statutory trust on April 29, 1998. The Trust is a series mutual fund with fourteen series: the Fund, UBS Select Prime Institutional Fund, UBS Select Treasury Institutional Fund, UBS Select Tax-Free Institutional Fund, UBS Select Prime Preferred Fund, UBS Select Treasury Preferred Fund, UBS Select Tax-Free Preferred Fund, UBS Select Prime Investor Fund, UBS Select Treasury Investor Fund, UBS Select Tax-Free Investor Fund, UBS Select Prime Capital Fund, UBS Select Treasury Capital Fund, UBS Select Tax-Free Capital Fund and UBS Cash Reserves Fund. The financial statements for the other series of the Trust are not included herein.

In the normal course of business the Fund may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The preparation of financial statements in accordance with US generally accepted accounting principles requires the Fund’s management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

Valuation and accounting for investments and investment income—Investments are valued at amortized cost, unless the Trust’s Board of Trustees (the “Board”) determines that this does not represent fair value. Periodic review and monitoring of the valuation of the securities held by the Fund is performed in an effort to ensure that amortized cost approximates market value. Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are

24

UBS Liquid Assets Fund

Notes to financial statements

calculated using the identified cost method. Interest income is recorded on an accrual basis. Premiums are amortized and discounts are accreted as adjustments to interest income and the identified cost of investments.

Repurchase agreements—The Fund may purchase securities or other obligations from a bank or securities dealer (or its affiliate), subject to the seller’s agreement to repurchase them at an agreed upon date (or upon demand) and price. The Fund maintains custody of the underlying obligations prior to their repurchase, either through its regular custodian or through a special “tri-party” custodian or sub-custodian that maintains a separate account for both the Fund and its counterparty. The underlying collateral is valued daily to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Fund generally has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase agreements involving obligations other than US government securities (such as commercial paper, corporate bonds and mortgage loans) may be subject to special risks and may not have the benefit of certain protections in the event of counterparty insolvency. If the seller (or seller’s guarantor, if any) becomes insolvent, the Fund may suffer delays, costs and possible losses in connection with the disposition or retention of the collateral. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Fund may participate in joint repurchase agreement transactions with other funds managed, advised or sub-advised by UBS Global Asset Management (Americas) Inc. (“UBS Global AM”).

Dividends and distributions—Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions is determined in accordance with federal income tax regulations, which may differ from US generally accepted accounting principles. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

Concentration of risk
The ability of the issuers of the debt securities held by the Fund to meet their obligations may be affected by economic developments, including those particular to a specific industry, country or region.

25

UBS Liquid Assets Fund

Notes to financial statements

Investment advisor and administrator
The Board has approved an investment advisory and administration contract (“Advisory Contract”), with UBS Global AM, under which UBS Global AM serves as investment advisor and administrator of the Fund. In accordance with the Advisory Contract, the Fund pays UBS Global AM an investment advisory and administration fee, which is accrued daily and paid monthly. Where the services are provided directly by UBS Global AM or an affiliate, the fee will be limited to reimbursement of UBS Global AM’s direct advisory/administrative costs and expenses and will exclude any profit or overhead charges. Where UBS Global AM arranges for an unaffiliated person to provide services, the Fund will reimburse UBS Global AM for the cost of the services provided by the unaffiliated person, but no additional profit or overhead charge will be included or the Fund will pay the service provider directly. UBS Global AM has advised the Fund that for the year ended April 30, 2009 its direct advisory/administrative costs and expenses approximate an annual rate of 0.03% of the average daily net assets of the Fund. These expenses are estimated amounts in addition to other expenses of the Fund. To the extent such fees are not waived, UBS Global AM periodically will review Fund expenses in an effort to confirm that only direct costs and expenses are paid to UBS Global AM by the Fund.

For the year ended April 30, 2009, UBS Global AM waived its entire fee for its direct advisory/administrative costs and expenses.

Additional information regarding compensation to affiliate of a board member
Effective March 1, 2005, Professor Meyer Feldberg accepted the position of senior advisor to Morgan Stanley, resulting in him becoming an interested trustee of the Fund. The Fund has been informed that Professor Feldberg’s role at Morgan Stanley does not involve matters directly affecting any UBS funds. Fund transactions are executed through Morgan Stanley based on that firm’s ability to provide best execution of the transactions. During the year ended April 30, 2009, the Fund purchased and sold certain securities (e.g., fixed income securities) in principal trades with Morgan Stanley having an aggregate value of $844,497,236. Morgan Stanley received compensation in connection with these trades, which may have been in the form of a “mark-up” or “mark-down” of the price of the securities, a fee from the issuer for maintaining a commercial paper program, or some other form of compensation. Although the precise

26

UBS Liquid Assets Fund

Notes to financial statements

amount of this compensation is not generally known by the Fund’s investment advisor, it is believed that under normal circumstances it represents a small portion of the total value of the transactions.

Securities lending
The Fund may lend securities up to 33 1/3% of its total assets to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, US government securities or irrevocable letters of credit in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The Fund will regain ownership of loaned securities to exercise certain beneficial rights; however, the Fund may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially. The Fund receives compensation for lending its securities from interest or dividends earned on the cash, US government securities or irrevocable letters of credit held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. Effective November 12, 2008, State Street Bank and Trust Company serves as the Fund’s lending agent. Prior to November 12, 2008, UBS Securities LLC was the Fund’s lending agent. The Fund did not loan any securities prior to November 12, 2008. At April 30, 2009, the Fund did not have any securities on loan.

Other liabilities and components of net assets
At April 30, 2009, the Fund had the following liabilities outstanding:

Dividends payable to shareholders	$245,201

Other accrued expenses	296,583

At April 30, 2009, the components of net assets were as follows:

Accumulated paid in capital	$2,888,893,145

Accumulated net realized gain from investment activities	31,708

Net assets	$2,888,924,853

Federal tax status
The Fund intends to distribute all of its income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year

27

UBS Liquid Assets Fund

Notes to financial statements

substantially all of its net investment income, net realized capital gains and certain other amounts, if any, the Fund intends not to be subject to a federal excise tax.

The tax character of distributions paid to shareholders by the Fund during the fiscal years ended April 30, 2009 and April 30, 2008 was ordinary income.

At April 30, 2009, the characteristics of accumulated earnings on a tax basis were undistributed ordinary income of $276,909.

To reflect reclassifications arising from permanent “book/tax” differences for the year ended April 30, 2009, accumulated undistributed net investment income was increased by $20,976 and accumulated net realized gain from investment activities was decreased by $20,976. These differences are primarily due to the reclassification of dividends.

As of and during the year ended April 30, 2009, the Fund did not have any liabilities for any unrecognized tax positions. The Fund recognizes interest and penalties, if any, related to unrecognized tax positions as income tax expense in the Statement of operations. During the year ended April 30, 2009, the Fund did not incur any interest or penalties.

Each of the tax years in the four year period ended April 30, 2009, remains subject to examination by the Internal Revenue Service and state taxing authorities.

Shares of beneficial interest
There is an unlimited amount of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

	For the years ended April 30,

	2009	2008

Shares sold	12,470,024,523	8,680,852,362

Shares repurchased	(11,717,736,902)	(7,301,929,615)

Dividends reinvested	43,003,767	56,649,919

Net increase in shares outstanding	795,291,388	1,435,572,666

28

UBS Liquid Assets Fund

Notes to financial statements

US Treasury Temporary Guarantee Program for Money Market Funds
The Fund participates in the US Treasury Department Temporary Guarantee Program for Money Market Funds. The program covers shareholders of mutual funds as of the close of business on September 19, 2008. The program expires on September 18, 2009. The Fund bears the cost of participating in this program, as this is not an expense borne by the Fund’s advisor. The Fund paid a fee of 0.01% of the value of the Fund’s outstanding shares on September 19, 2008 (valued at $1.00 per share) for participation in the program for the initial coverage period of September 19, 2008, through December 18, 2008. The program was first extended until April 30, 2009, and the Fund paid a fee calculated in the same manner but at the rate of 0.015% for continued participation in the program through that date. In April, the program was extended a final time, providing coverage through September 18, 2009. The Fund paid an additional fee for continued coverage for the period May 1, 2009, through September 18, 2009, calculated in the same manner andat the same 0.015% rate as for the initial extension period.

29

UBS Liquid Assets Fund

Report of Ernst &Young LLP, independent registered public accounting firm

The Board of Trustees and Shareholders of
UBS Money Series—UBS Liquid Assets Fund

We have audited the accompanying statement of net assets of UBS Liquid Assets Fund (the “Fund”) (one of the series comprising UBS Money Series) as of April 30, 2009, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2009, by correspondence with the custodian and others. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of UBS Liquid Assets Fund at April 30, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with US generally accepted accounting principles.

New York, New York
June 24, 2009

30

UBS Liquid Assets Fund

General information (unaudited)

Quarterly Form N-Q portfolio schedule
The Fund will file its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s Web site at http://www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC 0330. Additionally, you may obtain copies of Forms N-Q from the Fund upon request by calling 1-800-647 1568.

Proxy voting policies, procedures and record
You may obtain a description of the Fund’s (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how the Fund voted any proxies related to portfolio securities during the most recent 12-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting the Fund directly at 1-800-647 1568, online on the Fund’s Web site: www.ubs.com/ubsglobalam-proxy, or on the EDGAR Database on the SEC’s Web site (http://www.sec.gov).

Other tax information
Pursuant to Section 871(k)(2)(C) of the Internal Revenue Code, the Fund designates 100% of its “qualified short-term gains” (as defined in Section 871(k)(2)(D)) related to the distribution made in December 2008 as short-term capital gain dividends.

31

UBS Liquid Assets Fund

Supplemental information (unaudited)

Board of Trustees & Officers
The Fund is governed by a Board of Trustees which oversees the Fund’s operations. Each trustee serves an indefinite term of office. Officers are appointed by the trustees and serve at the pleasure of the Board. The table below shows, for each trustee and officer, his or her name, address and age, the position held with the Trust, the length of time served as a trustee or officer of the Fund, the trustee’s or officer’s principal occupations during the last five years, the number of funds in the UBS fund complex overseen by the trustee or for which a person served as an officer, and other directorships held by the trustee.

The Fund’s Statement of Additional Information contains additional information about the trustees and is available, without charge, upon request by calling 1-800-647 1568.

Interested Trustee

Term of
	Position(s)	office† and
	held with	length of	Principal occupation(s)
Name, address, and age	Trust	time served	during past 5 years

Meyer Feldberg††; 67 Morgan Stanley 1585 Broadway 36th Floor New York, NY 10036	Trustee	Since 1998	Professor Feldberg is Dean Emeritus and Professor of Leadership and Ethics at Columbia Business School, although on an extended leave of absence. He is also a senior advisor to Morgan Stanley (financial services) (since March 2005). Professor Feldberg also serves as president of New York Global Partners (an Organization located in part of the Office of the Mayor of the City of New York that promotes interaction with other cities around the world) (since May 2007). Prior to July 2004, he was Dean and Professor of Leadership and Ethics of the Graduate School of Business at Columbia University (since 1989).

32

UBS Liquid Assets Fund

Supplemental information (unaudited)

Number of portfolios in fund complex
overseen by trustee	Other directorships held by trustee

Professor Feldberg is a director or trustee of 29 investment companies (consisting of 61 portfolios) for which UBS Global AM or one of its affiliates serves as investment advisor, sub-advisor or manager.	Professor Feldberg is also a director of Primedia Inc. (publishing), Macy’s, Inc. (operator of department stores), Revlon, Inc. (cosmetics), SAPPI, Ltd. (producer of paper), and the New York City Ballet.

33

UBS Liquid Assets Fund

Supplemental information (unaudited)

Independent Trustees

Term of
	Position(s)	office† and
	held with	length of	Principal occupation(s)
Name, address, and age	Trust	time served	during past 5 years

Richard Q. Armstrong; 74 c/o Willkie Farr & Gallagher LLP 787 Seventh Avenue New York, NY 10019-6099	Trustee and Chairman of the Board of Trustees	Since 1998 (Trustee) Since 2004 (Chairman of the Board of Trustees)	Mr. Armstrong is chairman and principal of R.Q.A. Enterprises (management consulting firm) (since April 1991 and principal occupation since March 1995).

Alan S. Bernikow; 68 207 Benedict Avenue Staten Island, NY 10314	Trustee	Since 2005	Mr. Bernikow is retired. He was a consultant on non-management matters for the firm of Deloitte & Touche (international accounting and consulting firm) (from June 2003 until 2007). Previously, he was deputy chief executive officer at Deloitte & Touche.

Richard R. Burt; 62 McLarty Associates 900 17th Street NW,18th floor Washington, D.C. 20006	Trustee	Since 1998	Mr. Burt is a senior advisor to McLarty Associates (a consulting firm) (since April 2007) and chairman of IEP Advisors (international investments and consulting firm). Prior to April 2007, he was chairman of Diligence Inc.(information and risk management firm).

Bernard H. Garil; 69 6754 Casa Grande Way Delray Beach, FL 33446	Trustee	Since 2005	Mr. Garil is retired (since 2001). He was a managing director at PIMCO Advisory Services (from 1999 to 2001) where he served as president of closed-end funds and vice-president of the variable insurance product funds advised by OpCap Advisors (until 2001).

34

UBS Liquid Assets Fund

Supplemental information (unaudited)

Number of portfolios in fund complex
overseen by trustee	Other directorships held by trustee

Mr. Armstrong is a director or trustee of 17 investment companies (consisting of 49 portfolios) for which UBS Global AM or one of its affiliates serves as investment advisor, sub-advisor or manager.	None

Mr. Bernikow is a director or trustee of 17 investment companies (consisting of 49 portfolios) for which UBS Global AM or one of its affiliates serves as investment advisor, sub-advisor or manager.	Mr. Bernikow is also a director of Revlon, Inc. (cosmetics) (and serves as the chair of its audit committee and as a member of its nominating and corporate governance committee), a director of Mack-Cali Realty Corporation (real estate investment trust) (and serves as the chair of its audit committee) and a director of the Casual Male Retail Group, Inc. (menswear) (and serves as a member of its audit committee and as a member of its nominating and corporate governance committee).

Mr. Burt is a director or trustee of 17 investment companies (consisting of 49 portfolios) for which UBS Global AM or one of its affiliates serves as investment advisor, sub-advisor or manager.	Mr. Burt is also a director of The Central European Fund, Inc., The Germany Fund, Inc., The New Germany Fund, Inc., and IGT, Inc.(provides technology to gaming and wagering industry).

Mr. Garil is a director or trustee of 17 investment companies (consisting of 49 portfolios) for which UBS Global AM or one of its affiliates serves as investment advisor, sub-advisor or manager.	Mr. Garil is also a director of OFI Trust Company (commercial trust company) and a trustee for the Brooklyn College Foundation, Inc.(charitable foundation).

35

UBS Liquid Assets Fund

Supplemental information (unaudited)

Independent Trustees (concluded)

Term of
	Position(s)	office† and
	held with	length of	Principal occupation(s)
Name, address, and age	Trust	time served	during past 5 years

Heather R. Higgins; 49 255 E. 49th St., Suite 23D New York, NY 10017	Trustee	Since 2005	Ms. Higgins is the president and director of The Randolph Foundation (charitable foundation) (since 1991). Ms. Higgins also serves on the boards of several non-profit charitable groups, including the Independent Women’s Forum (chairman) and the Philanthropy Roundtable (vice chairman). She also serves on the board of the Hoover Institution (since January 2009).

36

UBS Liquid Assets Fund

Supplemental information (unaudited)

Number of portfolios in fund complex
overseen by trustee	Other directorships held by trustee

Ms. Higgins is a director or trustee of 17 investment companies (consisting of 49 portfolios) for which UBS Global AM or one of its affiliates serves as investment advisor, sub-advisor or manager.	None

37

UBS Liquid Assets Fund

Supplemental information (unaudited)

Officers

		Term of	Principal occupation(s) during
	Position(s)	office† and	past 5 years; number of portfolios
Name, address,	held with	length of	in fund complex for which person
and age	Trust	time served	serves as officer

Joseph Allessie*; 43	Vice President and Assistant Secretary	Since 2005	Mr. Allessie is an executive director (since 2007) and deputy general counsel (since 2005) at UBS Global Asset Management (US) Inc. and UBS Global Asset Management (Americas) Inc. (collectively, “UBS Global AM—Americas region”). Prior to joining UBS Global AM—Americas region, he was senior vice president and general counsel of Kenmar Advisory Corp.(from 2004 to 2005). Prior to that Mr. Allessie was general counsel and secretary of GAM USA Inc., GAM Investments, GAM Services, GAM Funds, Inc. and the GAM Avalon Funds (from 1999 to 2004). Mr. Allessie is a vice president and assistant secretary of 21 investment companies (consisting of 104 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

Thomas Disbrow*; 43	Vice President and Treasurer	Since 2000 (Vice President) Since 2004 (Treasurer)	Mr. Disbrow is an executive director (since 2007) (prior to which he was a director) (since 2000) and head of the US mutual fund treasury administration department (since September 2006) of UBS Global AM—Americas region. Mr. Disbrow is a vice president and treasurer and/or principal accounting officer of 21 investment companies (consisting of 104 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

38

UBS Liquid Assets Fund

Supplemental information (unaudited)

Officers (continued)

		Term of	Principal occupation(s) during
	Position(s)	office† and	past 5 years; number of portfolios
Name, address,	held with	length of	in fund complex for which person
and age	Trust	time served	serves as officer

Michael J. Flook*; 44	Vice President and Assistant Treasurer	Since 2006	Mr. Flook is an associate director and a senior manager of the US mutual fund treasury administration department of UBS Global AM—Americas region (since 2006). Prior to joining UBS Global AM—Americas region, he was a senior manager with The Reserve (asset management firm) from May 2005 to May 2006. Prior to that he was a senior manager with PFPC Worldwide since October 2000. Mr. Flook is a vice president and assistant treasurer of 21 investment companies (consisting of 104 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

Mark F. Kemper**; 51	Vice President and Secretary	Since 2004	Mr. Kemper is a managing director of UBS Global AM—Americas region (since 2006) and head of the legal department of UBS Global AM—Americas region (since 2004). He was deputy general counsel of UBS Global Asset Management (Americas) Inc. (“UBS Global AM—Americas”) from July 2001 to July 2004. He has been secretary of UBS Global AM—Americas since 2004, secretary of UBS Global Asset Management Trust Company since 1993 and secretary of UBS AM Holdings (USA) Inc. since 2001. Mr. Kemperis secretary of UBS Global AM—Americas region (since 2004). Mr. Kemper is vice president and secretary of 21 investment companies (consisting of 104 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

39

UBS Liquid Assets Fund

Supplemental information (unaudited)

Officers (continued)

		Term of	Principal occupation(s) during
	Position(s)	office† and	past 5 years; number of portfolios
Name, address,	held with	length of	in fund complex for which person
and age	Trust	time served	serves as officer

Joanne M. Kilkeary*; 41	Vice President and Assistant Treasurer	Since 2004	Ms. Kilkeary is a director (since 2008) (prior to which she was an associate director (since 2000)) and a senior manager (since 2004) of the US mutual fund treasury administration department of UBS Global AM—Americas region. Ms. Kilkeary is a vice president and assistant treasurer of 21 investment companies (consisting of 104 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

Tammie Lee*; 38	Vice President and Assistant Secretary	Since 2005	Ms. Lee is a director and associate general counsel of UBS Global AM—Americas region (since 2005). Prior to joining UBS Global AM—Americas region, she was vice president and counsel at Deutsche Asset Management/Scudder Investments from 2003 to 2005. Prior to that she was assistant vice president and counsel at Deutsche Asset Management/Scudder Investments from 2000 to 2003. Ms. Lee is a vice president and assistant secretary of 21 investment companies (consisting of 104 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

40

UBS Liquid Assets Fund

Supplemental information (unaudited)

Officers (continued)

		Term of	Principal occupation(s) during
	Position(s)	office† and	past 5 years; number of portfolios
Name, address,	held with	length of	in fund complex for which person
and age	Trust	time served	serves as officer

Steven J. LeMire*; 39	Vice President and Assistant Treasurer	Since 2007	Mr. LeMire is a director and senior manager of the US mutual fund treasury administration department of UBS Global AM—Americas region (since 2007). Prior to joining UBS Global AM—Americas region, he was an independent consultant with Third River Capital, LLC (formerly Two Rivers Capital, LLC) (from 2005 to 2007). Prior to that, he was vice president of operations and fund administration with Oberweis Asset Management, Inc. (from 1997 to 2005). Mr. LeMire is a vice president and assistant treasurer of 21 investment companies (consisting of 104 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub- advisor or manager.

Joseph McGill*; 47	Vice President and Chief Compliance Officer	Since 2004	Mr. McGill is a managing director (since 2006) and chief compliance officer (since 2003) at UBS Global AM—Americas region. Prior to joining UBS Global AM—Americas region, he was assistant general counsel at JP Morgan Investment Management (from 1999–2003). Mr. McGill is a vice president and chief compliance officer of 21 investment companies (consisting of 104 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

41

UBS Liquid Assets Fund

Supplemental information (unaudited)

Officers (continued)

		Term of	Principal occupation(s) during
	Position(s)	office† and	past 5 years; number of portfolios
Name, address,	held with	length of	in fund complex for which person
and age	Trust	time served	serves as officer

Nancy Osborn*; 43	Vice President and Assistant Treasurer	Since 2007	Mrs. Osborn is an associate director and a senior manager of the US mutual fund treasury administration department of UBS Global AM—Americas region (since 2006). Prior to joining UBS Global AM—Americas region, she was an assistant vice president with Brown Brothers Harriman since April 1996. Mrs. Osborn is a vice president and assistant treasurer of 21 investment companies (consisting of 104 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

Robert Sabatino**; 35	Vice President	Since 2001	Mr. Sabatino is an executive director (since 2007) (prior to which he was a director) and portfolio manager of UBS Global AM—Americas region in the short duration fixed income group (since 2001). From 1995 to 2001 he was a portfolio manager at Merrill Lynch Investment Managers responsible for the management of several retail and institutional money market funds. Mr. Sabatino is a vice president of four investment companies (consisting of 33 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

42

UBS Liquid Assets Fund

Supplemental information (unaudited)

Officers (continued)

		Term of	Principal occupation(s) during
	Position(s)	office† and	past 5 years; number of portfolios
Name, address,	held with	length of	in fund complex for which person
and age	Trust	time served	serves as officer

Eric Sanders*; 43	Vice President and Assistant Secretary	Since 2005	Mr. Sanders is a director and associate general counsel of UBS Global AM—Americas region (since 2005). From 1996 until June 2005, he held various positions at Fred Alger & Company, Incorporated, the most recent being assistant vice president and associate general counsel. Mr. Sanders is a vice president and assistant secretary of 21 investment companies (consisting of 104 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

Andrew Shoup*; 52	Vice President and Chief Operating Officer	Since 2006	Mr. Shoup is a managing director and global head of the global treasury administration department of UBS Global AM—Americas region (since July 2006). Mr. Shoup is also a director of UBS (IRL) Fund p.l.c. (since December 2008). Prior to joining UBS Global AM—Americas region, he was chief administrative officer for the Legg Mason Partner Funds (formerly Smith Barney, Salomon Brothers, and CitiFunds mutual funds) from November 2003 to July 2006. Prior to that, he held various positions with Citigroup Asset Management and related companies with their domestic and offshore mutual funds since 1993. Additionally, he has worked for another mutual fund complex as well as spending eleven years in public accounting. Mr. Shoup is a vice president and chief operating officer of 21 investment companies (consisting of 104 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

43

UBS Liquid Assets Fund

Supplemental information (unaudited)

Officers (continued)

		Term of	Principal occupation(s) during
	Position(s)	office† and	past 5 years; number of portfolios
Name, address,	held with	length of	in fund complex for which person
and age	Trust	time served	serves as officer

Kai R. Sotorp**; 50	President	Since 2006	Mr. Sotorp is Head—Americas for UBS Global Asset Management (since 2004); a member of the UBS Group Managing Board (since 2003) and a member of the UBS Global Asset Management Executive Committee (since 2001). Mr. Sotorp is a director and president of UBS AM Holdings (USA) Inc. (since 2004). Prior to his current role, Mr. Sotorp was Head of UBS Global Asset Management—Asia Pacific (2002–2004), covering Australia, Japan, Hong Kong, Singapore and Taiwan; head of UBS Global Asset Management (Japan) Ltd. (2001–2004); representative director and president of UBS Global Asset Management (Japan) Ltd.(2000–2004); and member of the board of Mitsubishi Corp.—UBS Realty Inc.(2000–2004). Mr. Sotorp is president of 21 investment companies (consisting of 104 portfolios) for which UBS Global Asset Management— Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

44

UBS Liquid Assets Fund

Supplemental information (unaudited)

Officers (concluded)

		Term of	Principal occupation(s) during
	Position(s)	office† and	past 5 years; number of portfolios
Name, address,	held with	length of	in fund complex for which person
and age	Trust	time served	serves as officer

Keith A. Weller*; 47	Vice President and Assistant Secretary	Since 1998	Mr. Weller is an executive director and senior associate general counsel of UBS Global AM—Americas region (since 2005) and has been an attorney with affiliated entities since 1995. Mr. Weller is a vice president and assistant secretary of 21 investment companies (consisting of 104 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

*	This person’s business address is 51 West 52nd Street, New York, New York 10019-6114.
**	This person’s business address is One North Wacker Drive, Chicago, Illinois 60606.
†	Each trustee serves an indefinite term of office. Each trustee who has attained the age of seventy-five (75) years will be subjected to retirement on the last day of the month in which he or she attains such age, unless the Fund’s board, including a majority of its Independent Trustees, determines to grant a waiver of the retirement policy with respect to a specified individual for a set period of time. The retirement policy has been waived with respect to Mr. Armstrong, the Chairman of the Board, until 2011. Officers of the Fund are appointed by the trustees and serve at the pleasure of the Board.
††	Professor Feldberg is deemed an “interested person” of the Fund as defined in the Investment Company Act because he is a senior advisor to Morgan Stanley, a financial services firm with which the Fund may conduct transactions.

45

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46

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47

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48

Trustees
Richard Q. Armstrong	Meyer Feldberg
Chairman
Bernard H. Garil
Alan S. Bernikow
Heather R. Higgins
Richard R. Burt

Principal Officers
Kai R. Sotorp	Thomas Disbrow
President	Vice President and Treasurer

Mark F. Kemper	Robert Sabatino
Vice President and Secretary	Vice President

Investment Advisor and Administrator
UBS Global Asset Management (Americas) Inc.
51 West 52nd Street
New York, New York 10019-6114

Principal Underwriter
UBS Global Asset Management (US) Inc.
51 West 52nd Street
New York, New York 10019-6114

This report is not to be used in connection with the offering of shares of the Fund unless accompanied or preceded by an effective prospectus.

(c) 2009 UBS Global Asset Management (Americas) Inc. All rights reserved.

PRESORTED STANDARD U.S. POSTAGE PAID COMPUTERSHARE

UBS Global Asset Management (Americas) Inc.
51 West 52nd Street
New York, NY 10019-6114

UBS Cash Reserves Fund
Annual Report
April 30, 2009

UBS Cash Reserves Fund

June 15, 2009

Dear shareholder,
We present you with the annual report for UBS Cash Reserves Fund (the “Fund”) for the 12 months ended April 30, 2009.

Performance
 The seven-day current yield for the Fund as of April 30, 2009 was 0.21% as compared to 1.90% on October 31, 2008 and 2.34% on April 30, 2008. (For more information on the Fund’s performance, refer to “Performance and portfolio characteristics at a glance” on page 11.)

In an attempt to boost a weakening US economy and address other concerns, the Federal Reserve Board lowered the federal funds rate three times during the reporting period. (The federal funds rate, or “fed funds” rate, is the rate that banks charge one another for funds they borrow on an overnight basis.) This decrease caused the yields of the securities in which the Fund invests to decline, lowering the Fund’s yields.	UBS Cash Reserves Fund

Investment goal:
Provide as high a level of current interest income as is consistent with maintaining liquidity and principal stability

Portfolio Manager:
Robert Sabatino
UBS Global Asset
Management (Americas) Inc.

Commencement:
February 14, 2000

Dividend payments:
Monthly

An interview with Portfolio Manager Robert Sabatino
Q.	Following unprecedented turmoil in the credit markets, the US government announced the Temporary Guarantee Program for Money Market Funds (the “Program”). Is the Fund participating?
A.	The Fund applied and was accepted to participate in the Program. The US Treasury will guarantee the share price of any publicly offered eligible money market mutual fund that applies and is accepted into the Program. Shareholders in money market funds enrolled in the Program through its expiration will be covered for the amounts they held as of the close of business on September 19, 2008 until September 18, 2009. Further important information about the Program appears at the end of this letter. The Fund has maintained its net asset value ("NAV") of

1

UBS Cash Reserves Fund

$1.00 per share(1) throughout the recent unprecedented turmoil and has continued to meet its stated goal, which is to provide as high a level of current interest income as is consistent with maintaining liquidity and principal stability. We are pleased to have the Fund participate in the Program to provide an added level of protection for covered shareholders. We want to reassure shareholders of the following:

• The Fund holds very high-quality assets. While we consider rating agencies’ credit ratings, we rely first and foremost on our own proprietary research, conducted by dedicated teams of credit analysts. This approach benefited the Fund in the volatile environment that prevailed during the reporting period.

• UBS Global Asset Management (Americas) Inc. and its predecessor firms have been managing money market funds for more than 30 years; this is a key line of business for the firm, and we have dedicated significant resources to the management of the assets entrusted to us.

Q.	How long will the Program last?
A.	The Program will be in effect until September 18, 2009.

Q.	What are the costs to the Fund to participate in the Program, and how will this impact the Fund’s yields?
A.	When the Program was introduced, it had an initial termination date of December 18, 2008. The Fund paid a fee of 0.01% of the value of the Fund’s outstanding shares (valued at $1.00 per share for this purpose) as of September 19, 2008. This ensured Program coverage for the period from September 19, 2008 through December 18, 2008. The Program was extended twice—first through April 30, 2009, and then, most recently, through September 18, 2009. The Fund paid additional fees calculated on the same basis, but at the rate of 0.015% for each of the two extension election periods, to continue to participate through September 18, 2009. This cost will be absorbed by the Fund as a fund expense.

(1)	An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Notwithstanding the preceding statements, the Fund is participating in the US Treasury’s Temporary Guarantee Program for Money Market Funds; please see further below for important information about the Program’s scope and limitations.

2

UBS Cash Reserves Fund

We do expect that the Fund’s yield will decline as a result of the program participation fees, but believe that the full extent of any yield decreases will be dependent on a number of factors outside of the Fund’s control, including fluctuations in the asset base of the Fund.

Q.	How would you describe the economic environment during the reporting period?
A.	Looking back, the economy, as measured by US gross domestic product ("GDP"), expanded 2.8% during the second quarter of 2008. However, the bursting of the housing bubble, a severe credit crunch, falling business and consumer consumption and surging unemployment caused the US economy to weaken significantly during the second half of the year. In the third quarter, GDP declined 0.5%, and contracted 6.3% during the fourth quarter of 2008—the latter being the worst quarterly reading since 1982. The economy remained weak to start the year, as the estimate for first quarter GDP indicated a decline of 5.7%.

Q.	How did the Federal Reserve Board (the “Fed”) and US Treasury Department react to the challenging economic and market environment?
A.	Both the Fed and the US Treasury Department were extremely active given the turmoil in the financial markets during the reporting period. In addition to adding billions of dollars into the financial system, the Fed and Treasury were involved in addressing problems at several major financial institutions. This included placing Freddie Mac and Fannie Mae into conservatorship, and taking an active role in the purchase of Merrill Lynch by Bank of America. The Treasury also oversaw the $700 billion Troubled Asset Relief Program (TARP), which was introduced during the reporting period.

More recently, the Treasury introduced the Public-Private Partnership Investment Program (PPIP), which aims to facilitate the purchase of $500 billion to $1 trillion of toxic mortgage assets from bank balance sheets. The new administration in Washington has put the revival of the economy on the front burner. In February, President Obama signed into law a $787 billion stimulus package.

In further support of the economy, the Fed reduced the fed funds rate on several occasions during the reporting period. Prior to the beginning of the reporting period, at its April 2008 meeting, the Fed

3

UBS Cash Reserves Fund

cut the rate by 50 basis points (that is, 0.50%), bringing it from 2.50% down to 2.00%. It then held the rate steady until September 2008, citing inflationary pressures on the back of soaring oil and food prices.

However, with the global financial crisis rapidly escalating and oil prices falling sharply, the Fed again moved into action in October 2008. It first lowered the rate on October 8, 2008 in a coordinated interest rate cut with other central banks from around the world. This was followed by another rate reduction at the Fed’s regularly scheduled meeting on October 29, 2008. Together, these moves brought the federal funds rate to 1.00%. Then, at its December 16, 2008 meeting, the Fed aggressively cut the rate to a range of 0.00% to 0.25%—a record low. This rate was subsequently maintained at the Fed meetings that took place in January, March and April 2009.

Q.	How did you position the Fund in a market environment characterized by an ongoing credit crisis?
A.	Given the continued concerns in the credit markets, we sought to maintain a high degree of liquidity in the Fund in order to minimize pricing volatility and to meet redemption requests. We did so by investing a significant portion of the Fund’s new investments in shorter-dated money market securities maturing within one to three months.

Q.	What level of portfolio diversification did you maintain during the reporting period?
A.	At the security level, we maintained a greater than usual level of portfolio diversification over the reporting period by investing in smaller positions. While the Fund is generally able to hold up to 5.00% in any one security (subject to certain exceptions), we typically purchased no more than 1.00% to 2.00% in any one non-government issuer, as part of our efforts to reduce risk and keep the Fund highly liquid.

Q.	What types of securities did you emphasize over the period?
A.	At the beginning of the reporting period, the Fund held a significant exposure to commercial paper and US government and agency obligations. As the period continued, we increased the Fund’s exposure to asset-backed commercial paper. This move followed measures taken by the Fed to improve the liquidity of asset-backed commercial paper in response to the turmoil in the credit markets.

In addition, we largely maintained the Fund’s exposure to US government and agency obligations, while decreasing exposure to certificates of

4

UBS Cash Reserves Fund

deposit and repurchase agreements over the period. (Repurchase agreements are transactions in which the seller of a security agrees to buy it back at a predetermined time and price or upon demand.)

Q.	What factors do you believe will affect the Fund over the coming months?
A.	Overall, it appears that many of the actions taken by policy makers at the US Treasury Department and the Fed are having their intended effect—increasing liquidity within the financial system and providing credit to consumers and businesses. In light of the historically low fed funds rate, we expect Treasury and money market yields to remain relatively low in the near future.

While the US economy continues to feel the pain of the recession, a few indicators, including consumer confidence and personal consumption, have begun to show improvements. However, existing home sales have yet to show a meaningful upturn, and continuing unemployment claims remain on the rise.

Looking ahead, we plan to monitor the factors likely to influence the Fed’s future decisions on interest rates, including the state of the financial markets, inflation and the overall state of the economy.

5

UBS Cash Reserves Fund

We thank you for your continued support and welcome any comments or questions you may have. For additional information on the UBS family of funds,** please contact your financial advisor, or visit us at www.ubs.com/globalam-us.

Sincerely,

Kai R. Sotorp
President—UBS Money Series
UBS Cash Reserves Fund
Head—Americas
 UBS Global Asset Management (Americas) Inc.

Robert Sabatino
Portfolio Manager—UBS Money Series
UBS Cash Reserves Fund
Executive Director
UBS Global Asset Management (Americas) Inc.

This letter is intended to assist shareholders in understanding how the Fund performed during the 12 months ended April 30, 2009. The views and opinions in the letter were current as of June 15, 2009. They are not guarantees of performance or investment results and should not be taken as investment advice. Investment decisions reflect a variety of factors, and we reserve the right to change our views about individual securities, sectors and markets at any time. As a result, the views expressed should not be relied upon as a forecast of the Fund’s future investment intent. We encourage you to consult your financial advisor regarding your personal investment program.

**	Mutual funds are sold by prospectus only. You should read it carefully and consider a fund’s investment objectives, risks, charges, expenses and other important information contained in the prospectus before investing. Prospectuses for most of our funds can be obtained from your financial advisor, by calling UBS Funds at 800-647 1568 or by visiting our Web site at www.ubs.com/globalam-us.

6

UBS Cash Reserves Fund

Temporary Guarantee Program for Money Market Funds
The Fund participates in the Temporary Guarantee Program for Money Market Funds (the “Program”) created by the US Department of the Treasury (the “Treasury”).

The Program is designed to provide certain investors with a guarantee of a $1.00 net asset value (“NAV”) price per share based on the number of shares held by the investor in a fund as of the close of business on September 19, 2008. The guarantee under the Program is triggered if a fund’s market-based NAV falls below $0.995, commonly referred to as “breaking the buck” (a “Guarantee Event”) and the fund commences the process of liquidation. Any increase in the number of shares held by an investor in a fund after the close of business on September 19, 2008, will not be guaranteed. If the number of shares held by an investor in a fund fluctuates over the period of the Program (as discussed below), the Program will cover the lesser of (i) the number of shares held by the investor in the fund as of the close of business on September 19, 2008, or (ii) the number of shares held by the investor as of the date of the Guarantee Event. In order to participate in the Program, the Fund paid fees as noted earlier in this report.

Under the terms of the Program, upon the occurrence of a Guarantee Event, a fund Board must promptly initiate actions necessary under state and federal law to commence the liquidation of a fund. The Program will guarantee any difference between the amount received by an investor in connection with the liquidation and the value based on $1.00 per share. Guarantee payments under the Program will be made through a fund within approximately 30 days of a Guarantee Event. The Treasury, in its sole discretion, may designate a later payment date after taking into account prevailing market conditions. Guarantee payments under the Program will not exceed the amount available within the Treasury’s Exchange Stabilization Fund.

The Program is designed to address temporary dislocations in credit markets. The Program will exist up to the close of business on September 18, 2009. Neither this shareholder report, nor any participating fund, is in any manner approved, endorsed, sponsored or authorized by the Treasury.

A few highlights of the Program to keep in mind:

•	The US Treasury Temporary Guarantee Program provides a guarantee to participating money market mutual fund shareholders based on the number of shares invested in the fund at the close of business on September 19, 2008.

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UBS Cash Reserves Fund

Temporary Guarantee Program for Money Market Funds (concluded)
•	Any increase in the number of shares an investor holds after the close of business on September 19, 2008, will not be guaranteed.

•	If a customer closes his/her account with a fund or broker-dealer, any future investment in the fund will not be guaranteed.

•	If the number of shares an investor holds fluctuates over the period, the investor will be covered for either the number of shares held as of the close of business on September 19, 2008, or the current amount, whichever is less.

•	The Program expires on September 18, 2009.

8

UBS Cash Reserves Fund

Understanding your Fund’s expenses (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example below is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, November 1, 2008 to April 30, 2009.

Actual expenses
The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes
The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, if those other funds impose transactional costs—for example, exchange fees. In addition, if those transactional costs were included, your costs for those other funds would have been higher.

The example does not reflect any investment program fees (e.g., ACCESSSM program fees) as these are external to the Fund and relate to the particular program chosen by the investor.

9

UBS Cash Reserves Fund

Understanding your Fund’s expenses (unaudited) (concluded)

	Beginning	Ending	Expenses paid
	account value	account value	during period(1)
	November 1, 2008	April 30, 2009	11/01/08 – 04/30/09

Actual	$1,000.00	$1,004.40	$2.83

Hypothetical
(5% annual return
before expenses)	1,000.00	1,021.97	2.86

(1)	Expenses are equal to the Fund’s annualized net expense ratio of 0.57%, multiplied by the average account value over the period, multiplied by 181 divided by 365 (to reflect the one-half year period).

10

UBS Cash Reserves Fund

Performance and portfolio characteristics at a glance (unaudited)

Yields and characteristics	04/30/09	10/31/08	04/30/08

Seven-day current yield(1)	0.21%	1.90%	2.34%

Seven-day effective yield(1)	0.21	1.91	2.36

Weighted average maturity(2)	30 days	49 days	53 days

Net assets (mm)	$372.8	$500.7	$449.1

Portfolio composition(3)	04/30/09	10/31/08	04/30/08

Commercial paper	35.5%	31.1%	22.4%

US government and agency obligations	22.8	29.8	23.2

Repurchase agreements	17.0	17.7	20.3

Certificates of deposit	11.7	9.1	15.8

Short-term corporate obligations	7.8	8.4	14.8

Bank notes	5.2	3.9	3.3

Money market funds	–	0.0 (4)	1.6

Other assets less liabilities	0.0 (4)	0.0 (4)	(1.4)

Total	100.0%	100.0%	100.0%

(1)	Yields will fluctuate and reflect fee waivers and/or expense reimbursements, if any. Performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be higher or lower than the performance data quoted.

(2)	The Fund is actively managed and its weighted average maturity will differ over time.

(3)	Weightings represent percentages of net assets as of the dates indicated. The Fund’s portfolio is actively managed and its composition will vary over time.

(4)	Weightings represent less than 0.05% of net assets as of the dates indicated.

An investment in UBS Cash Reserves Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Notwithstanding the preceding statements, the Fund is participating in the US Treasury’s Temporary Guarantee Program for Money Market Funds. The Program generally does not guarantee any new investments in the Fund made after September 19, 2008, and is scheduled to expire on September 18, 2009. For more information about the Program’s scope and limitations, please see the Fund’s most recent prospectus as supplemented.

11

UBS Cash Reserves Fund

Statement of net assets—April 30, 2009

	Face
Security description	amount	Value

US government and agency obligations—22.76%

Federal Home Loan Bank
0.649%, due 05/13/09(1)	$4,250,000	$4,250,000

2.820%, due 07/10/09	4,000,000	4,000,000

0.450%, due 07/13/09(2)	3,000,000	2,997,263

Federal Home Loan Mortgage Corp.*
0.650%, due 05/01/09(1)	7,000,000	7,000,000

0.420%, due 07/20/09(2)	8,000,000	7,992,533

3.040%, due 07/20/09(2)	5,000,000	4,966,222

Federal National Mortgage Association*
0.420%, due 05/01/09(1)	6,250,000	6,250,000

2.515%, due 05/29/09(2)	5,000,000	4,990,219

1.250%, due 06/25/09(2)	5,000,000	4,990,451

1.029%, due 07/13/09(1)	10,000,000	10,000,000

US Treasury Bills
1.080%, due 05/07/09(2)	5,000,000	4,999,100

0.310%, due 05/21/09(2)	1,900,000	1,899,673

0.330%, due 05/21/09(2)	950,000	949,826

0.210%, due 05/28/09(2)	6,500,000	6,498,976

0.300%, due 05/28/09(2)	4,250,000	4,249,044

0.235%, due 06/18/09(2)	3,825,000	3,823,802

0.281%, due 10/29/09(2)	5,000,000	4,992,936

Total US government and agency obligations (cost—$84,850,045)		84,850,045

Bank notes—5.23%

Banking-US—5.23%
Bank of America N.A.
1.436%, due 05/06/09(1)	2,500,000	2,500,000

0.500%, due 06/08/09(3)	5,000,000	5,000,000

HSBC Bank USA,Inc.
3.875%, due 09/15/09	2,000,000	2,004,023

Wachovia Bank N.A. (Charlotte)
1.396%, due 05/01/09(1)	5,000,000	5,000,000

Wells Fargo Bank N.A.
0.547%, due 05/19/09(1)	2,500,000	2,500,000

Westpac Banking Corp.
1.439%, due 07/14/09(1)	2,500,000	2,500,000

Total bank notes (cost—$19,504,023)		19,504,023

12

UBS Cash Reserves Fund

Statement of net assets—April 30, 2009

	Face
Security description	amount	Value

Certificates of deposit—11.67%

Banking-non-US—11.67%
Abbey National Treasury Services PLC
2.940%, due 05/22/09	$2,500,000	$2,500,000

Bank of Nova Scotia
0.570%, due 05/01/09	3,000,000	3,000,000

2.400%, due 05/07/09	5,000,000	5,000,000

Bank of Tokyo-Mitsubishi UFJ Ltd.
0.450%, due 05/22/09	8,000,000	8,000,000

BNP Paribas
0.460%, due 05/01/09	3,000,000	3,000,000

Calyon N.A.,Inc.
3.170%, due 06/02/09	4,000,000	4,000,000

Credit Suisse First Boston
2.750%, due 05/18/09	2,000,000	2,000,000

Deutsche Bank AG
0.600%, due 05/21/09	3,000,000	3,000,000

Natixis
0.950%, due 07/07/09	4,000,000	4,000,000

Rabobank Nederland NV
0.700%, due 07/02/09	3,000,000	3,000,000

Svenska Handelsbanken
1.459%, due 07/13/09(1)	3,000,000	3,000,000

Toronto-Dominion Bank
1.150%, due 08/20/09	3,000,000	3,001,365

Total certificates of deposit (cost—$43,501,365)		43,501,365

Commercial paper(2)—35.47%

Asset backed-miscellaneous—18.84%
Amsterdam Funding Corp.
0.850%, due 07/01/09	7,400,000	7,389,342

Atlantic Asset Securitization LLC
0.500%, due 07/17/09	5,000,000	4,994,653

Barton Capital LLC
0.330%, due 05/13/09	8,000,000	7,999,120

Chariot Funding LLC
0.350%, due 05/04/09	5,000,000	4,999,854

Enterprise Funding Co. LLC
0.550%, due 05/14/09	5,000,000	4,999,007

13

UBS Cash Reserves Fund

Statement of net assets—April 30, 2009

	Face
Security description	amount	Value

Commercial paper(2)—(continued)

Asset backed-miscellaneous—(concluded)
Falcon Asset Securitization Corp.
0.300%, due 05/15/09	$5,000,000	$4,999,417

Kitty Hawk Funding Corp.
0.410%, due 06/19/09	3,012,000	3,010,319

Market Street Funding LLC
0.650%, due 06/09/09	5,000,000	4,996,479

Ranger Funding Co. LLC
0.500%, due 06/16/09	8,000,000	7,994,889

Regency Markets No.1 LLC
0.450%, due 05/28/09	4,853,000	4,851,362

Sheffield Receivables Corp.
0.550%, due 05/08/09	3,000,000	2,999,679

0.350%, due 05/12/09	5,000,000	4,999,465

Thunderbay Funding
0.280%, due 05/20/09	1,000,000	999,852

0.500%, due 07/01/09	5,000,000	4,995,764

		70,229,202

Banking-US—7.10%
Calyon N.A., Inc.
1.870%, due 06/17/09	2,500,000	2,493,896

Danske Corp.
0.500%, due 05/04/09	5,000,000	4,999,792

Dexia Delaware LLC
0.240%, due 05/01/09	5,000,000	5,000,000

ING (US) Funding LLC
0.990%, due 07/13/09	4,000,000	3,991,970

Nordea N.A., Inc.
0.500%, due 06/16/09	5,000,000	4,996,806

Societe Generale N.A., Inc.
0.780%, due 05/04/09	5,000,000	4,999,675

		26,482,139

Diversified manufacturing—1.07%
Siemens Capital Co. LLC
0.200%, due 05/15/09	4,000,000	3,999,689

14

UBS Cash Reserves Fund

Statement of net assets—April 30, 2009

	Face
Security description	amount	Value

Commercial paper(2)—(concluded)

Energy-integrated—3.49%
Chevron Funding Corp.
0.210%, due 05/04/09	$5,000,000	$4,999,913

Koch Resources LLC
0.190%, due 05/18/09	8,000,000	7,999,282

		12,999,195

Finance-captive automotive—0.81%
Toyota Motor Credit Corp.
0.250%, due 05/01/09	3,000,000	3,000,000

Finance-noncaptive diversified—2.01%
General Electric Capital Corp.
2.880%, due 05/07/09	2,500,000	2,498,800

2.400%, due 06/03/09	5,000,000	4,989,000

		7,487,800

Pharmaceuticals—2.15%
Roche Holdings, Inc.
0.300%, due 05/13/09	3,000,000	2,999,700

0.300%, due 05/28/09	5,000,000	4,998,875

		7,998,575

Total commercial paper (cost—$132,196,600)		132,196,600

Short-term corporate obligations—7.78%

Banking-non-US—4.16%
BNP Paribas
1.441%, due 05/13/09(1)	5,000,000	5,000,000

Lloyds TSB Group PLC
1.541%, due 05/07/09(1),(4)	5,000,000	5,000,000

Nordea Bank AB
1.449%, due 07/24/09(1),(4)	2,500,000	2,500,000

Rabobank Nederland NV
1.431%, due 05/11/09(1),(4)	3,000,000	3,000,000

		15,500,000

Banking-US—2.28%
HSBC Bank USA, Inc.
1.559%, due 07/14/09(1)	3,500,000	3,500,000

15

UBS Cash Reserves Fund

Statement of net assets—April 30, 2009

	Face
Security description	amount	Value

Short-term corporate obligations—(concluded)

Banking-US—(concluded)
JP Morgan Chase & Co.
1.307%, due 06/05/09(1)	$5,000,000	$4,996,023

		8,496,023

Finance-captive automotive—1.34%
Toyota Motor Credit Corp.
0.680%, due 05/01/09(1)	5,000,000	5,000,000

Total short-term corporate obligations (cost—$28,996,023)		28,996,023

Repurchase agreements—17.04%

Repurchase agreement dated 04/30/09 with Barclays
Bank PLC, 0.160% due 05/01/09, collateralized by
$25,182,800 US Treasury Notes, 2.000% due 11/30/13;
(value—$25,500,020); proceeds: $25,000,111	25,000,000	25,000,000

Repurchase agreement dated 04/30/09 with Deutsche
Bank Securities,0.150% due 05/01/09, collateralized by
$4,953,000 Federal Farm Credit Bank obligations,1.050%
due 01/15/10, $23,000,000 Federal Home Loan Bank
obligations,3.875% due 01/15/10 and $10,000,000 Federal
National Mortgage Association obligations,4.625% due
05/01/13; (value—$39,066,301); proceeds: $38,300,160	38,300,000	38,300,000

Repurchase agreement dated 04/30/09 with State Street
Bank & Trust Co., 0.010% due 05/01/09, collateralized by
$218,353 US Treasury Bills, zero coupon due 08/20/09 to
08/27/09; (value—$218,288); proceeds: $214,000	214,000	214,000

Total repurchase agreements (cost—$63,514,000)		63,514,000

Total investments (cost—$372,562,056 which approximates
cost for federal income tax purposes)—99.95%		372,562,056

Other assets in excess of liabilities—0.05%		191,701

Net assets (applicable to 372,746,382 shares of beneficial
interest outstanding equivalent to $1.00 per share)—100.00%		$372,753,757

*	On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship, and the US Treasury guaranteed the debt issued by these organizations.
(1)	Variable rate securities. The maturity dates reflect earlier of reset dates or stated maturity dates. The interest rates shown are the current rates as of April 30, 2009, and reset periodically.
(2)	Interest rates shown are the discount rates at date of purchase.
(3)	Security is backed by FDIC’s Temporary Loan Guarantee Program (“TLGP”). TLGP guarantees newly issued senior unsecured debt of banks, thrifts and certain holding companies, and provides full coverage of non-interest bearing deposit transaction accounts.

16

UBS Cash Reserves Fund

Statement of net assets—April 30, 2009

(4)	Security exempt from registration under Rule144A of the Securities Act of 1933. These securities, which represent 2.82% of net assets as of April 30, 2009, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(5)	The table below details the Fund’s transaction activity in an affiliated issuer for the year ended April 30, 2009:

Net income
		Purchases	Sales		earned from
		during the	during the		affiliate for the
Security	Value at	year ended	year ended	Value at	year ended
description	04/30/08	04/30/09	04/30/09	04/30/09	04/30/09

UBS Private
Money Market
Fund LLC	$6,210,136	$36,590,611	$42,800,747	$0	$21,928

Issuer breakdown by country of origin (unaudited)

Percentage of total investments

United States	80.9%

France	4.3

Japan	4.3

Canada	3.0

United Kingdom	2.0

Germany	1.9

Netherlands	1.6

Sweden	1.5

Switzerland	0.5

Total	100.0%

Weighted average maturity—30 days

On May 1, 2008, the Fund adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1—Quoted prices in active markets for identical investments.
Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.
Level 3—Unobservable inputs inclusive of the Fund’s own assumptions in determining the value of investments.

17

UBS Cash Reserves Fund

Statement of net assets—April 30, 2009

The following is a summary of the inputs used as of April 30, 2009 in valuing the Fund’s investments:

Quoted prices in
	active markets for	Significant other	Unobservable
	identical investments	observable inputs	inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Investments, at value	$—	$372,562,056	$—	$372,562,056

In April 2009, the FASB issued FASB Staff Position No.157-4, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly” (“FSP 157-4”). FSP 157-4 provides additional guidance for estimating fair value in accordance with FAS 157, when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate a transaction is not orderly. FSP 157-4 is effective for fiscal years and interim periods ending after June 15, 2009. Management is currently evaluating the impact the adoption of FSP 157-4 will have on the Fund’s financial statement disclosures.

See accompanying notes to financial statements

18

UBS Cash Reserves Fund

Statement of Operations

For the
year ended
April 30, 2009

Investment income:
Interest	$9,692,258

Securities lending income (includes $21,928, earned
from an affiliated entity)	23,857

9,716,115

Expenses:
Investment advisory and administration fees	1,565,023

Transfer agency and related services fees	698,734

US Treasury Temporary Guarantee Program Participation fees	133,614

Professional fees	111,561

Reports and notices to shareholders	75,239

Custody and accounting fees	66,395

State registration fees	55,663

Trustees’ fees	14,487

Insurance fees	12,527

Other expenses	9,228

2,742,471

Less: Fee waivers by investment advisor and administrator	(237,125)

Net expenses	2,505,346

Net investment income	7,210,769

Net realized gain from investment activities	36,893

Net increase in net assets resulting from operations	$7,247,662

See accompanying notes to financial statements

19

UBS Cash Reserves Fund

Statement of changes in net assets

	For the years ended April 30,

	2009	2008

From operations:
Net investment income	$7,210,769	$21,459,939

Net realized gains from investment activities	36,893	49,803

Net increase in net assets resulting from operations	7,247,662	21,509,742

Dividends and distributions to shareholders from:
Net investment income	(7,210,769)	(21,459,939)

Net realized gains from investment activities	(62,493)	—

Total dividends and distributions to shareholders	(7,273,262)	(21,459,939)

Net decrease in net assets from beneficial
interest transactions	(76,356,506)	(9,623,516)

Net decrease in net assets	(76,382,106)	(9,573,713)

Net assets:
Beginning of year	449,135,863	458,709,576

End of year	$372,753,757	$449,135,863

Accumulated undistributed net investment income	$—	$—

See accompanying notes to financial statements

20

UBS Cash Reserves Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each year is presented below:

	For the years ended April 30,

	2009		2008		2007	2006	2005

Net asset value,
beginning of year	$1.00		$1.00		$1.00	$1.00	$1.00

Net investment income	0.015		0.042		0.048	0.034	0.014

Dividends from net
investment income	(0.015)		(0.042)		(0.048)	(0.034)	(0.014)

Distributions from net
Realized gains from
investment activities	(0.000	)(1)	—		—	—	(0.000	)(1)

Total dividends and
distributions	(0.015)		(0.042)		(0.048)	(0.034)	(0.014)

Net asset value,
end of year	$1.00		$1.00		$1.00	$1.00	$1.00

Total investment return(2)	1.49%		4.29%		4.91%	3.49%	1.44%

Ratios/supplemental data:
Net assets,
end of year (000’s)	$372,754		$449,136		$458,710	$469,376	$324,223

Expenses to average net
assets, net of fee waivers
and/or expense
reimbursements by advisor/
administrator	0.53%		0.48	%(3)	0.49%	0.47%	0.47%

Expenses to average net
assets, before fee waivers
and/or expense
reimbursements by advisor/
administrator	0.58%		0.54%		0.55%	0.60%	0.65%

Net investment income to
average net assets	1.52%		4.23%		4.81%	3.50%	1.47%

(1)	Amount represents less than $0.0005 per share.
(2)	Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each year reported. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.
(3)	In addition to the waiver of advisory and administration fees and/or reimbursement of expenses by UBS Global Asset Management (Americas) Inc., the Fund was reimbursed by UBS Financial Services Inc. in the amount of $45,477 for overcharges related to prior fiscal periods for postage related expenses.

See accompanying notes to financial statements

21

UBS Cash Reserves Fund

Notes to financial statements

Organization and significant accounting policies
UBS Cash Reserves Fund (the “Fund”) is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as a diversified series of UBS Money Series (the “Trust”), an open-end management investment company organized as a Delaware statutory trust on April 29, 1998. The Trust is a series mutual fund with fourteen series: the Fund, UBS Select Prime Institutional Fund, UBS Select Treasury Institutional Fund, UBS Select Tax-Free Institutional Fund, UBS Select Prime Preferred Fund, UBS Select Treasury Preferred Fund, UBS Select Tax-Free Preferred Fund, UBS Select Prime Investor Fund, UBS Select Treasury Investor Fund, UBS Select Tax-Free Investor Fund, UBS Select Prime Capital Fund, UBS Select Treasury Capital Fund, UBS Select Tax-Free Capital Fund and UBS Liquid Assets Fund. The financial statements for the other series of the Trust are not included herein.

In the normal course of business the Fund may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The preparation of financial statements in accordance with US generally accepted accounting principles requires the Fund’s management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

Valuation and accounting for investments and investment income—Investments are valued at amortized cost, unless the Trust’s Board of Trustees (the “Board”) determines that this does not represent fair value. Periodic review and monitoring of the valuation of the securities held by the Fund is performed in an effort to ensure that amortized cost approximates market value. Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are

22

UBS Cash Reserves Fund

Notes to financial statements

calculated using the identified cost method. Interest income is recorded on an accrual basis. Premiums are amortized and discounts are accreted as adjustments to interest income and the identified cost of investments.

Repurchase agreements—The Fund may purchase securities or other obligations from a bank or securities dealer (or its affiliate), subject to the seller’s agreement to repurchase them at an agreed upon date (or upon demand) and price. The Fund maintains custody of the underlying obligations prior to their repurchase, either through its regular custodian or through a special “tri-party” custodian or sub-custodian that maintains a separate account for both the Fund and its counterparty. The underlying collateral is valued daily to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Fund generally has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase agreements involving obligations other than US government securities (such as commercial paper, corporate bonds and mortgage loans) may be subject to special risks and may not have the benefit of certain protections in the event of counterparty insolvency. If the seller (or seller’s guarantor, if any) becomes insolvent, the Fund may suffer delays, costs and possible losses in connection with the disposition or retention of the collateral. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Fund may participate in joint repurchase agreement transactions with other funds managed, advised or sub-advised by UBS Global Asset Management (Americas) Inc. (“UBS Global AM”).

Dividends and distributions—Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions is determined in accordance with federal income tax regulations, which may differ from US generally accepted accounting principles. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

Concentration of risk
The ability of the issuers of the debt securities held by the Fund to meet their obligations may be affected by economic and political developments, including those particular to a specific industry, country, state or region.

23

UBS Cash Reserves Fund

Notes to financial statements

Investment advisor and administrator
The Board has approved an investment advisory and administration contract (“Advisory Contract”) with UBS Global AM, under which UBS Global AM serves as investment advisor and administrator of the Fund. In accordance with the Advisory Contract, the Fund pays UBS Global AM an investment advisory and administration fee, which is accrued daily and paid monthly, at an annual rate of 0.33% of the Fund’s average daily net assets. At April 30, 2009, the Fund owed UBS Global AM $104,726 for investment advisory and administration fees.

UBS Global AM has contractually undertaken to waive 0.05% of its investment advisory and administration fees through August 31, 2009.

For the year ended April 30, 2009, UBS Global AM waived $237,125 in investment advisory and administration fees. At April 30, 2009, UBS Global AM owed the Fund $15,866 for fee waivers.

Additional information regarding compensation to affiliate of a board member
Effective March 1, 2005, Professor Meyer Feldberg accepted the position of senior advisor to Morgan Stanley, resulting in him becoming an interested trustee of the Fund. The Fund has been informed that Professor Feldberg’s role at Morgan Stanley does not involve matters directly affecting any UBS funds. Fund transactions are executed through Morgan Stanley based on that firm’s ability to provide best execution of the transactions. During the year ended April 30, 2009, the Fund purchased and sold certain securities (e.g., fixed income securities) in principal trades with Morgan Stanley having an aggregate value of $130,808,998. Morgan Stanley received compensation in connection with these trades, which may have been in the form of a “mark-up” or “mark-down” of the price of the securities, a fee from the issuer for maintaining a commercial paper program, or some other form of compensation. Although the precise amount of this compensation is not generally known by the Fund’s investment advisor, it is believed that under normal circumstances it represents a small portion of the total value of the transactions.

Transfer agency related services fees
UBS Financial Services Inc. provides certain services pursuant to a delegation of authority from PNC Global Investment Servicing (“PNC”), the Fund’s transfer agent, and is compensated for these services by PNC, not the Fund.

24

UBS Cash Reserves Fund

Notes to financial statements

For the year ended April 30, 2009, UBS Financial Services, Inc. received from PNC, not the Fund, $378,431 of the total transfer agency and related services fees paid by the Fund to PNC.

Securities lending
The Fund may lend securities up to 33 1/3% of its total assets to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, US government securities or irrevocable letters of credit in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The Fund will regain ownership of loaned securities to exercise certain beneficial rights; however, the Fund may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially. The Fund receives compensation for lending its securities from interest or dividends earned on the cash, US government securities or irrevocable letters of credit held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. Effective November 12, 2008, State Street Bank and Trust Company serves as the Fund’s lending agent. Prior to November 12, 2008, UBS Securities LLC was the Fund’s lending agent. For the period May 1, 2008 through November 11, 2008, UBS Securities LLC earned $464 in compensation as the Fund’s lending agent. At April 30, 2009, the Fund did not have any securities on loan.

Other liabilities and components of net assets
At April 30, 2009, the Fund had the following liabilities outstanding:

Dividends payable to shareholders	$14,789

Other accrued expenses*	257,356

*Excludes investment advisory and administration fees.

At April 30, 2009, the components of net assets were as follows:

Accumulated paid in capital	$372,742,360

Accumulated net realized gain from investment activities	11,397

Net assets	$372,753,757

Federal tax status
The Fund intends to distribute all of its income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is

25

UBS Cash Reserves Fund

Notes to financial statements

required. In addition, by distributing during each calendar year substantially all of its net investment income, net realized capital gains and certain other amounts, if any, the Fund intends not to be subject to a federal excise tax.

The tax character of distributions paid to shareholders by the Fund during the fiscal years ended April 30, 2009 and April 30, 2008 was ordinary income.

At April 30, 2009, the characteristics of accumulated earnings on a tax basis was undistributed ordinary income of $26,186.

To reflect reclassifications arising from permanent “book/tax” differences for the year ended April 30, 2009, accumulated undistributed net investment income was decreased by $2,140 and accumulated net realized loss from investment activities was decreased by $2,140. These differences are due to the reclassification of dividends.

As of and during the year ended April 30, 2009, the Fund did not have any liabilities for any unrecognized tax positions. The Fund recognizes interest and penalties, if any, related to unrecognized tax positions as income tax expense in the Statement of operations. During the year ended April 30, 2009, the Fund did not incur any interest or penalties.

Each of the tax years in the four year period ended April 30, 2009, remains subject to examination by the Internal Revenue Service and state taxing authorities.

Shares of beneficial interest
 There is an unlimited amount of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

	For the years ended April 30,

	2009	2008

Shares sold	3,084,570,630	3,611,430,964

Shares repurchased	(3,168,291,782)	(3,642,588,311)

Dividends reinvested	7,364,646	21,533,831

Net decrease in shares outstanding	(76,356,506)	(9,623,516)

26

UBS Cash Reserves Fund

Notes to financial statements

US Treasury Temporary Guarantee Program for Money Market Funds
The Fund participates in the US Treasury Department Temporary Guarantee Program for Money Market Funds. The program covers shareholders of mutual funds as of the close of business on September 19, 2008. The program expires on September 18, 2009. The Fund bears the cost of participating in this program, as this is not an expense borne by the Fund’s advisor. The Fund paid a fee of 0.01% of the value of the Fund’s outstanding shares on September 19, 2008 (valued at $1.00 per share) for participation in the program for the initial coverage period of September 19, 2008, through December 18, 2008. The program was first extended until April 30, 2009, and the Fund paid a fee calculated in the same manner but at the rate of 0.015% for continued participation in the program through that date. In April, the program was extended a final time, providing coverage through September18, 2009. The Fund paid an additional fee for continued coverage for the period May 1, 2009, through September 18, 2009, calculated in the same manner and at the same 0.015% rate as for the initial extension period.

27

UBS Cash Reserves Fund

Report of Ernst &Young LLP, independent registered public accounting firm

The Board of Trustees and Shareholders
UBS Money Series—UBS Cash Reserves Fund

We have audited the accompanying statement of net assets of UBS Cash Reserves Fund (the “Fund”) (one of the series comprising UBS Money Series) as of April 30, 2009, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2009, by correspondence with the custodian and others. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of UBS Cash Reserves Fund at April 30, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with US generally accepted accounting principles.

New York, New York
June 24, 2009

28

UBS Cash Reserves Fund

General information (unaudited)

Quarterly Form N-Q portfolio schedule
The Fund will file its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s Web site at http://www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC 0330. Additionally, you may obtain copies of Forms N-Q from the Fund upon request by calling 1-800-647 1568.

Proxy voting policies, procedures and record
You may obtain a description of the Fund’s (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how the Fund voted any proxies related to portfolio securities during the most recent 12-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting the Fund directly at 1-800-647 1568, online on the Fund’s Web site: www.ubs.com/ubsglobalam-proxy, or on the EDGAR Database on the SEC’s Web site (http://www.sec.gov).

Other tax information
Pursuant to Section 871(k)(2)(C) of the Internal Revenue Code, the Fund designates 100% of its “qualified short-term gains” (as defined in Section 871(k)(2)(D)) related to the distribution made in December 2008 as short-term capital gain dividends.

29

UBS Cash Reserves Fund

Supplemental information (unaudited)

Board of Trustees & Officers
 The Fund is governed by a Board of Trustees which oversees the Fund’s operations. Each trustee serves an indefinite term of office. Officers are appointed by the trustees and serve at the pleasure of the Board. The table below shows, for each trustee and officer, his or her name, address and age, the position held with the Trust, the length of time served as a trustee or officer of the Fund, the trustee’s or officer’s principal occupations during the last five years, the number of funds in the UBS fund complex overseen by the trustee or for which a person served as an officer, and other directorships held by the trustee.

The Fund’s Statement of Additional Information contains additional information about the trustees and is available, without charge, upon request by calling 1-800-647 1568.

Interested Trustee
Term of
	Position(s)	office† and
	held with	length of	Principal occupation(s)
Name, address, and age	Trust	time served	during past 5 years

Meyer Feldberg††; 67 Morgan Stanley 1585 Broadway 36th Floor New York, NY 10036	Trustee	Since 1998	Professor Feldberg is Dean Emeritus and Professor of Leadership and Ethics at Columbia Business School, although on an extended leave of absence. He is also a senior advisor to Morgan Stanley (financial services) (since March 2005). Professor Feldberg also serves as president of New York Global Partners (an organization located in part of the Office of the Mayor of the City of New York that promotes interaction with other cities around the world) (since May 2007). Prior to July 2004, he was Dean and Professor of Leadership and Ethics of the Graduate School of Business at Columbia University (since 1989).

30

UBS Cash Reserves Fund

Supplemental information (unaudited)

Number of portfolios in fund complex
overseen by trustee	Other directorships held by trustee

Professor Feldberg is a director or trustee of 29 investment companies (consisting of 61 portfolios) for which UBS Global AM or one of its affiliates serves as investment advisor, sub-advisor or manager.	Professor Feldberg is also a director of Primedia Inc. (publishing), Macy’s, Inc. (operator of department stores), Revlon, Inc. (cosmetics), SAPPI, Ltd. (producer of paper), and the New York City Ballet.

31

UBS Cash Reserves Fund

Supplemental information (unaudited)

Independent Trustees

Term of
	Position(s)	office† and
	held with	length of	Principal occupation(s)
Name, address, and age	Trust	time served	during past 5 years

Richard Q. Armstrong; 74 c/o Willkie Farr & Gallagher LLP 787 Seventh Avenue New York, NY 10019-6099	Trustee and Chairman of the Board of Trustees	Since 1998 (Trustee) Since 2004 (Chairman of the Board of Trustees)	Mr. Armstrong is chairman and principal of R.Q.A. Enterprises (management consulting firm) (since April 1991 and principal occupation since March 1995).

Alan S. Bernikow; 68 207 Benedict Avenue Staten Island, NY 10314	Trustee	Since 2005	Mr. Bernikow is retired. He was a consultant on non-management matters for the firm of Deloitte & Touche (international accounting and consulting firm) (from June 2003 until 2007). Previously, he was deputy chief executive officer at Deloitte & Touche.

Richard R. Burt; 62 McLarty Associates 900 17th Street NW,18th floor Washington, D.C. 20006	Trustee	Since 1998	Mr. Burt is a senior advisor to McLarty Associates (a consulting firm) (since April 2007) and chairman of IEP Advisors (international investments and consulting firm). Prior to April 2007, he was chairman of Diligence Inc. (information and risk management firm).

Bernard H. Garil; 68 6754 Casa Grande Way Delray Beach, FL 33446	Trustee	Since 2005	Mr. Garil is retired (since 2001). He was a managingdirector at PIMCO Advisory Services (from 1999 to 2001) where he served as president of closed-end funds and vice-president of the variable insurance product funds advised by OpCap Advisors (until 2001).

32

UBS Cash Reserves Fund

Supplemental information (unaudited)

Number of portfolios in fund complex
overseen by trustee	Other directorships held by trustee

Mr. Armstrong is a director or trustee of 17 investment companies (consisting of 49 portfolios) for which UBS Global AM or one of its affiliates serves as investment advisor, sub-advisor or manager.	None

Mr. Bernikow is a director or trustee of 17 investment companies (consisting of 49 portfolios) for which UBS Global AM or one of its affiliates serves as investment advisor, sub-advisor or manager.	Mr. Bernikow is also a director of Revlon, Inc. (cosmetics) (and serves as the chair of its audit committeeand as a member of its nominating and corporate governance committee), a director of Mack-Cali Realty Corporation (real estate investment trust) (and serves as the chair of its audit committee) and a director of the Casual Male Retail Group, Inc. (menswear) (and serves as a member of its audit committee and as a member of its nominating and corporate governance committee).

Mr. Burt is a director or trustee of 17 investment companies (consisting of 49 portfolios) for which UBS Global AM or one of its affiliates serves as investment advisor, sub-advisor or manager.	Mr. Burt is also a director of The Central European Fund, Inc., The Germany Fund, Inc., The New Germany Fund, Inc., and IGT, Inc.(provides technology to gaming and wagering industry).

Mr. Garil is a director or trustee of 17 investment companies (consisting of 49 portfolios) for which UBS Global AM or one of its affiliates serves as investment advisor, sub-advisor or manager.	Mr. Garil is also a director of OFI Trust Company (commercial trust company) and a trustee for the Brooklyn College Foundation, Inc. (charitable foundation).

33

UBS Cash Reserves Fund

Supplemental information (unaudited)

Independent Trustees (concluded)

Term of
	Position(s)	office† and
	held with	length of	Principal occupation(s)
Name, address, and age	Trust	time served	during past 5 years

Heather R. Higgins; 49 255 E. 49th St., Suite 23D New York, NY 10017	Trustee	Since 2005	Ms. Higgins is the president and director of The Randolph Foundation (charitable foundation) (since 1991). Ms. Higgins also serves on the boards of several non-profit charitable groups, including the Independent Women’s Forum (chairman) and the Philanthropy Roundtable (vice chairman). She also serves on the board of the Hoover Institution (since January 2009).

34

UBS Cash Reserves Fund

Supplemental information (unaudited)

Number of portfolios in fund complex
overseen by trustee	Other directorships held by trustee

Ms. Higgins is a director or trustee of 17 investment companies (consisting of 49 portfolios) for which UBS Global AM or one of its affiliates serves as investment advisor, sub-advisor or manager.	None

35

UBS Cash Reserves Fund

Supplemental information (unaudited)

Officers

		Term of	Principal occupation(s) during
	Position(s)	office† and	past 5 years; number of portfolios
	held with	length of	in fund complex for which person
Name, address, and age	Trust	time served	serves as officer

Joseph Allessie*; 43	Vice President and Assistant Secretary	Since 2005	Mr. Allessie is an executive director (since 2007) and deputy general counsel (since 2005) at UBS Global Asset Management (US) Inc. and UBS Global Asset Management (Americas) Inc. (collectively, “UBS Global AM—Americas region”). Prior to joining UBS Global AM—Americas region, he was senior vice president and general counsel of Kenmar Advisory Corp. (from 2004 to 2005). Prior to that Mr. Allessie was general counsel and secretary of GAM USA Inc., GAM Investments, GAM Services, GAM Funds, Inc. and the GAM Avalon Funds (from 1999 to 2004). Mr. Allessie is a vice president and assistant secretary of 21 investment companies (consisting of 104 portfolios) for which UBS Global AM— Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

Thomas Disbrow*; 43	Vice President and Treasurer	Since 2000 (Vice President) Since 2004 (Treasurer)	Mr. Disbrow is an executive director (since 2007) (prior to which he was a director) (since 2000) and head of the US mutual fund treasury administration department (since September 2006) of UBS Global AM—Americas region. Mr. Disbrow is a vice president and treasurer and/or principal accounting officer of 21 investment companies (consisting of 104 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

36

UBS Cash Reserves Fund

Supplemental information (unaudited)

Officers (continued)

		Term of	Principal occupation(s) during
	Position(s)	office† and	past 5 years; number of portfolios
	held with	length of	in fund complex for which person
Name, address, and age	Trust	time served	serves as officer

Michael J. Flook*; 44	Vice President and Assistant Treasurer	Since 2006	Mr. Flook is an associate director and a senior manager of the US mutual fund treasury administration department of UBS Global AM—Americas region (since 2006). Prior to joining UBS Global AM—Americas region, he was a senior manager with The Reserve (asset management firm) from May 2005 to May 2006. Prior to that he was a senior manager with PFPC Worldwide since October 2000. Mr. Flook is a vice president and assistant treasurer of 21 investment companies (consisting of 104 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

Mark F. Kemper**; 51	Vice President and Secretary	Since 2004	Mr. Kemper is a managing director of UBS Global AM—Americas region (since 2006) and head of the legal department of UBS Global AM—Americas region (since 2004). He was deputy general counsel of UBS Global Asset Management (Americas) Inc. (“UBS Global AM—Americas”) from July 2001 to July 2004. He has been secretary of UBS Global AM—Americas since 2004, secretary of UBS Global Asset Management Trust Company since 1993 and secretary of UBS AM Holdings (USA) Inc. (since 2001). Mr. Kemper is secretary of UBS Global AM—Americas region (since 2004). Mr. Kemper is vice president and secretary of 21 investment companies (consisting of 104 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

37

UBS Cash Reserves Fund

Supplemental information (unaudited)

Officers (continued)

		Term of	Principal occupation(s) during
	Position(s)	office† and	past 5 years; number of portfolios
	held with	length of	in fund complex for which person
Name, address, and age	Trust	time served	serves as officer

Joanne M. Kilkeary*; 41	Vice President and Assistant Treasurer	Since 2004	Ms. Kilkeary is a director (since 2008) (prior to which she was an associate director (since 2000)) and a senior manager (since 2004) of the US mutual fund treasury administration department of UBS Global AM—Americas region. Ms. Kilkeary is a vice president and assistant treasurer of 21 investment companies (consisting of 104 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

Tammie Lee*; 38	Vice President and Assistant Secretary	Since 2005	Ms. Lee is a director and associate general counsel of UBS Global AM—Americas region (since 2005). Prior to joining UBS Global AM—Americas region, she was vice president and counsel at Deutsche Asset Management/Scudder Investments from 2003 to 2005. Prior to that she was assistant vice president and counsel at Deutsche Asset Management/Scudder Investments from 2000 to 2003. Ms. Lee is a vice president and assistant secretary of 21 investment companies (consisting of 104 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

38

UBS Cash Reserves Fund

Supplemental information (unaudited)

Officers (continued)

		Term of	Principal occupation(s) during
	Position(s)	office† and	past 5 years; number of portfolios
	held with	length of	in fund complex for which person
Name, address, and age	Trust	time served	serves as officer

Steven J. LeMire*; 39	Vice President and Assistant Treasurer	Since 2007	Mr. LeMire is a director and senior manager of the US mutual fund treasury administration department of UBS Global AM—Americas region (since2007). Prior to joining UBS Global AM—Americas region, he was an independent consultant with Third River Capital, LLC (formerly Two Rivers Capital, LLC) (from 2005 to 2007). Prior to that, he was vice president of operations and fund administration with Oberweis Asset Management, Inc. (from 1997 to 2005). Mr. LeMire is a vice president and assistant treasurer of 21 investment companies (consisting of 104 portfolios) for which UBS Global AM— Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

Joseph McGill*; 47	Vice President and Chief Compliance Officer	Since 2004	Mr. McGill is a managing director (since 2006) and chief compliance officer (since 2003) at UBS Global AM—Americas region. Prior to joining UBS Global AM— Americas region, he was assistant general counselat JP Morgan Investment Management (from 1999–2003). Mr. McGill is a vice president and chief compliance officer of 21 investment companies (consisting of 104 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

39

UBS Cash Reserves Fund

Supplemental information (unaudited)

Officers (continued)

		Term of	Principal occupation(s) during
	Position(s)	office† and	past 5 years; number of portfolios
	held with	length of	in fund complex for which person
Name, address, and age	Trust	time served	serves as officer

Nancy Osborn*; 43	Vice President and Assistant Treasurer	Since 2007	Mrs. Osborn is an associate director and a senior manager of the US mutual fund treasury administration department of UBS Global AM—Americas region (since 2006). Prior to joining UBS Global AM—Americas region, she was an assistant vice president with Brown Brothers Harriman since April 1996. Mrs. Osborn is a vice president and assistant treasurer of 21 investment companies (consisting of 104 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

Robert Sabatino**; 35	Vice President	Since 2001	Mr. Sabatino is an executive director (since 2007) (prior to which he was a director) and portfolio manager of UBS Global AM—Americas region in the short duration fixed income group (since 2001). From 1995 to 2001 he was a portfolio manager at Merrill Lynch Investment Managers responsible for the management of several retail and institutional money market funds. Mr. Sabatino is a vice president of four investment companies (consisting of 33 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

40

UBS Cash Reserves Fund

Supplemental information (unaudited)

Officers (continued)

		Term of	Principal occupation(s) during
	Position(s)	office† and	past 5 years; number of portfolios
	held with	length of	in fund complex for which person
Name, address, and age	Trust	time served	serves as officer

Eric Sanders*; 43	Vice President and Assistant Secretary	Since 2005	Mr. Sanders is a director and associate general counsel of UBS Global AM— Americas region (since 2005). From 1996 until June 2005, he held various positions at Fred Alger & Company, Incorporated, the most recent being assistant vice president and associate general counsel. Mr. Sanders is a vice president and assistant secretary of 21 investment companies (consisting of 104 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

Andrew Shoup*; 52	Vice President and Chief Operating Officer	Since 2006	Mr. Shoup is a managing director and global head of the global treasury administration department of UBS Global AM—Americas region (since July 2006). Mr. Shoup is also a director of UBS (IRL) Fund p.l.c. (since December 2008). Prior to joining UBS Global AM—Americas region, he was chief administrative officer for the Legg Mason Partner Funds (formerly Smith Barney, Salomon Brothers, and CitiFunds mutual funds) from November 2003 to July 2006. Prior to that, he held various positions with Citigroup Asset Management and related companies with their domestic and offshore mutual funds since 1993. Additionally, he has worked for another mutual fund complex as well as spending eleven years in public accounting. Mr. Shoup is a vice president and chief operating officer of 21 investment companies (consisting of 104 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

41

UBS Cash Reserves Fund

Supplemental information (unaudited)

Officers (continued)

		Term of	Principal occupation(s) during
	Position(s)	office† and	past 5 years; number of portfolios
	held with	length of	in fund complex for which person
Name, address, and age	Trust	time served	serves as officer

Kai R. Sotorp**; 50	President	Since 2006	Mr. Sotorp is Head—Americas for UBS Global Asset Management (since 2004); a member of the UBS Group Managing Board (since 2003) and a member of the UBS Global Asset Management Executive Committee (since 2001). Mr. Sotorp is a director and president of UBS AM Holdings (USA) Inc. (since 2004). Prior to his current role, Mr. Sotorp was Head of UBS Global Asset Management—Asia Pacific (2002–2004), covering Australia, Japan, Hong Kong, Singapore and Taiwan; head of UBS Global Asset Management (Japan) Ltd. (2001–2004); representative director and president of UBS Global Asset Management (Japan) Ltd.(2000–2004); and member of the board of Mitsubishi Corp.—UBS Realty Inc. (2000–2004). Mr. Sotorp is president of 21 investment companies (consisting of 104 portfolios) for which UBS Global Asset Management—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

42

UBS Cash Reserves Fund

Supplemental information (unaudited)

Officers (concluded)

		Term of	Principal occupation(s) during
	Position(s)	office† and	past 5 years; number of portfolios
	held with	length of	in fund complex for which person
Name, address, and age	Trust	time served	serves as officer

Keith A. Weller*; 47	Vice President and Assistant Secretary	Since 1998	Mr. Weller is an executive director and senior associate general counsel of UBS Global AM—Americas region (since 2005) and has been an attorney with affiliated entities since 1995. Mr. Weller is a vice president and assistant secretary of 21 investment companies (consisting of 104 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

*	This person’s business address is 51 West 52nd Street, New York, New York 10019-6114.
**	This person’s business address is One North Wacker Drive, Chicago, Illinois 60606.
†	Each trustee serves an indefinite term of office. Each trustee who has attained the age of seventy-five (75) years will be subject to retirement on the last day of the month in which he or she attains such age, unless the Fund’s board, including a majority of its Independent Trustees, determines to grant a waiver of the retirement policy with respect to a specified individual for a set period of time. The retirement policy has been waived with respect to Mr. Armstrong, the Chairman of the Board, until 2011. Officers of the Fund are appointed by the trustees and serve at the pleasure of the Board.
††	Professor Feldberg is deemed an “interested person” of the Fund as defined in the Investment Company Act because he is a senior advisor to Morgan Stanley, a financial services firm with which the Fund may conduct transactions.

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48

Trustees
Richard Q. Armstrong	Meyer Feldberg
Chairman
Bernard H. Garil
Alan S. Bernikow
Heather R. Higgins
Richard R. Burt

Principal Officers
Kai R. Sotorp	Thomas Disbrow
President	Vice President and Treasurer

Mark F. Kemper	Robert Sabatino
Vice President and Secretary	Vice President

Investment Advisor and Administrator
UBS Global Asset Management (Americas) Inc.
51 West 52nd Street
New York, New York 10019-6114

Principal Underwriter
UBS Global Asset Management (US) Inc.
51 West 52nd Street
New York, New York 10019-6114

This report is not to be used in connection with the offering of shares of the Fund unless accompanied or preceded by an effective prospectus.

(c) 2009 UBS Global Asset Management (Americas) Inc. All rights reserved.

PRESORTED STANDARD U.S. POSTAGE PAID COMPUTERSHARE

UBS Global Asset Management (Americas) Inc.
51 West 52nd Street
New York, New York 10019-6114

UBS Select Prime Institutional Fund
UBS Select Treasury Institutional Fund
UBS Select Tax-Free Institutional Fund
Annual Report
April 30, 2009

UBS Select Prime Institutional Fund
UBS Select Treasury Institutional Fund
UBS Select Tax-Free Institutional Fund

June 15, 2009

Dear shareholder,
We present you with the annual report for the UBS Select Institutional Series of Funds, namely UBS Select Prime Institutional Fund, UBS Select Treasury Institutional Fund, and UBS Select Tax-Free Institutional Fund (the “Funds”) for the 12 months ended April 30, 2009.

Performance
The seven-day current yields for the Funds were as follows:

•	UBS Select Prime Institutional Fund: 0.58% as of April 30, 2009, down from 2.62% as of October 31, 2008.

•	UBS Select Treasury Institutional Fund: 0.09% as of April 30, 2009, down from 0.54% as of October 31, 2008.

•	UBS Select Tax-Free Institutional Fund: 0.36% as of April 30, 2009, down from 1.49% as of October 31, 2008.

In an attempt to boost a weakening US economy and address other concerns, the Federal Reserve Board (the “Fed”) lowered the federal funds rate three times during the reporting period. (The federal funds rate, or “fed funds” rate, is the rate that banks charge one another for funds they borrow on an overnight
UBS Select Prime
Institutional Fund

UBS Select Treasury
Institutional Fund

Investment goals
(both Funds):
Maximum current income
consistent with liquidity and
capital preservation

Portfolio Manager:
Robert Sabatino
UBS Global Asset
Management (Americas) Inc.

Commencement:
UBS Select Prime Institutional
Fund—August 10, 1998;
UBS Select Treasury Institutional
Fund—March 23, 2004

Dividend payments:
Monthly

UBS Select Tax-Free
Institutional Fund

Investment goal:
Maximum current income
exempt from federal income tax
consistent with liquidity and the
preservation of capital

Portfolio Managers
Elbridge T. Gerry III
Ryan Nugent
UBS Global Asset
Management (Americas) Inc.

Commencement:
August 28, 2007

Dividend payments:
Monthly

1

UBS Select Prime Institutional Fund
UBS Select Treasury Institutional Fund
UBS Select Tax-Free Institutional Fund

basis.) This decrease caused the yields of the individual securities in which the Funds invest to decline, in turn lowering the Funds’ yields. For detailed information on the Funds’ performance, refer to “Yields and characteristics at a glance” on page 14.

An interview with the Portfolio Managers
Q.	Following unprecedented turmoil in the credit markets, the US government announced the Temporary Guarantee Program for Money Market Funds (the “Program”). Are the Funds participating?
A.	The Funds applied and were accepted to participate in the Program. The US Treasury will guarantee the share price of any publicly offered eligible money market mutual fund that applies and is accepted into the Program. Shareholders in money market funds enrolled in the Program through its expiration will be covered for the amounts they held as of the close of business on September 19, 2008 until September 18, 2009. Further important information about the Program appears at the end of this letter. The Funds have maintained their net asset value (“NAV”) of $1.00 per share* throughout the recent unprecedented turmoil and have continued to meet their goals of maintaining liquidity and preserving capital. We are pleased to have the Funds participate in the Program to provide an added level of protection for covered shareholders. We want to reassure shareholders of the following:

•	The Funds hold very high-quality assets. While we consider rating agencies’ credit ratings, we rely first and foremost on our own proprietary research, conducted by dedicated teams of credit analysts. This approach benefited the Funds in the volatile environment that prevailed during the reporting period.

*	An investment in the Funds is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Notwithstanding the preceding statements, the Funds are participating in the US Treasury’s Temporary Guarantee Program for Money Market Funds; please see further below for important information about the Program’s scope and limitations.

2

UBS Select Prime Institutional Fund
UBS Select Treasury Institutional Fund
UBS Select Tax-Free Institutional Fund

•	UBS Global Asset Management (Americas) Inc. and its predecessor firms have been managing money market funds for more than 30 years; this is a key line of business for the firm, and we have dedicated significant resources to the management of the assets entrusted to us.

Q.	How long will the Program last?
A.	The Program will be in effect until September 18, 2009.

Q.	What are the costs to the Funds to participate in the Program, and how will this impact the Funds’ yields?
A.	When the Program was introduced, it had an initial termination date of December 18, 2008. The Funds each paid a fee of 0.01% of the value of their outstanding shares (valued at $1.00 per share for this purpose) as of September 19, 2008. This ensured Program coverage for the period from September 19, 2008 through December 18, 2008. The Program was extended twice—first through April 30, 2009, and then, most recently, through September 18, 2009. The Funds paid additional fees calculated on the same basis, but at the rate of 0.015% for each of the two extension election periods, to continue to participate through September 18, 2009. This cost will be absorbed by the Funds as a fund expense.

We do expect that the Funds’ yields will decline as a result of the program participation fees, but believe that the full extent of any yield decreases will be dependent on a number of factors outside of the Funds’ control, including fluctuations in the asset base of the Funds.

Q.	How would you describe the economic environment during the reporting period?
A.	Looking back, the economy, as measured by US gross domestic product (“GDP”), expanded 2.8% during the second quarter of 2008. However, the bursting of the housing bubble, a severe credit crunch, falling business and consumer consumption and surging unemployment caused the US economy to weaken significantly during the second half of the year. In the third quarter, GDP declined 0.5%, and declined 6.3% during the fourth quarter of 2008—the latter being the worst quarterly reading since 1982. The economy remained weak to start the year, as the estimate for first quarter GDP indicated a decline of 5.7%.

3

UBS Select Prime Institutional Fund
UBS Select Treasury Institutional Fund
UBS Select Tax-Free Institutional Fund

Q.	How did the Fed and US Treasury Department react to the challenging economic and market environment?
A.	Both the Fed and US Treasury Department were extremely active given the turmoil in the financial markets during the reporting period. In addition to adding billions of dollars into the financial system, the Fed and Treasury took steps to address problems at several major financial institutions. Their involvement included placing Freddie Mac and Fannie Mae into conservatorship, and taking an active role in the purchase of Merrill Lynch by Bank of America. The Treasury also oversaw the $700 billion Troubled Asset Relief Program (TARP), which was introduced during the reporting period.

More recently, the Treasury introduced the Public-Private Partnership Investment Program (PPIP), which aims to facilitate the purchase of $500 billion to $1 trillion of toxic mortgage assets from bank balance sheets. The new administration in Washington has put the revival of the economy on the front burner. In February, President Obama signed into law a $787-billion stimulus package.

In further support of the economy, the Fed reduced the fed funds rate on several occasions during the reporting period. Prior to the beginning of the reporting period, at its April 2008 meeting, the Fed cut the rate by 50 basis points (that is, 0.50%), bringing it from 2.50% down to 2.00%. It then held the rate steady until September 2008, citing inflationary pressures on the back of soaring oil and food prices.

However, with the global financial crisis rapidly escalating and oil prices falling sharply, the Fed again moved into action in October 2008. It first lowered the rate on October 8, 2008 in a coordinated interest rate cut with other central banks from around the world. This was followed by another rate reduction at the Fed’s regularly scheduled meeting on October 29, 2008. Together, these moves brought the fed funds rate to 1.00%. Then, at its December 16, 2008 meeting, the Fed aggressively cut the rate to a range of 0.00% to 0.25%—a record low. This rate was subsequently maintained at the Fed meetings that took place in January, March and April 2009.

4

UBS Select Prime Institutional Fund
UBS Select Treasury Institutional Fund
UBS Select Tax-Free Institutional Fund

Q.	Given that the Funds are “feeder funds,” how were the portfolios in which they invest managed during the reporting period?
A.	Each fund is a “feeder fund” investing all of its assets in “master funds”—the Prime Master Fund, Treasury Master Fund, and the Tax-Free Master Fund, respectively. As always, quality and liquidity remained paramount in our management process for the master funds.

•	In the master fund in which UBS Select Prime Institutional Fund invests, we sought to maintain a high degree of liquidity in order to minimize pricing volatility, and to meet redemption requests, given the continued concerns in the credit markets. We did so by investing a significant portion of the Fund’s new investments in shorter-dated money market securities maturing within one to three months.

More specifically, throughout the entire reporting period, a significant portion of the portfolio was comprised of exposure to both asset-backed commercial paper (ABCP) and US government and agency obligations, benefiting performance. However, during the first half of the period, we reduced the portfolio’s exposure to ABCP and increased holdings of US government and agency obligations.

As the reporting period continued, the Fed took measures to improve the liquidity of ABCP in response to the turmoil in the credit markets. We then increased the portfolio’s exposure to ABCP. To a lesser extent, the portfolio held repurchase agreements throughout the period. (Repurchase agreements are transactions in which the seller of a security agrees to buy it back at a predetermined time and price or upon demand.) In addition, we increased the portfolio’s exposure to certificates of deposit and decreased its exposure to short-term corporate obligations over the course of the reporting period.

We maintained a greater than usual level of portfolio diversification over the reporting period by investing in smaller positions. While the master fund is generally able to hold up to 5.00% in any one security (subject to certain exceptions), we typically purchased no more than 1.00% to 2.00% in any one non-government issuer, as part of our efforts to reduce risk and keep the Fund highly liquid.

•	In the master fund in which UBS Select Treasury Institutional Fund invests, we began the reporting period with an emphasis on

5

UBS Select Prime Institutional Fund
UBS Select Treasury Institutional Fund
UBS Select Tax-Free Institutional Fund

investments in repurchase agreements backed by Treasury obligations. The yields provided by engaging in these transactions were generally higher than direct investments in Treasury securities, benefiting performance. Repurchase agreements also often have the added advantage of providing increased liquidity.

However, following flights to quality during the reporting period, we shifted our emphasis to Treasury securities, increasing the portfolio’s exposure to this area significantly.

•	In the master fund in which UBS Select Tax-Free Institutional Fund invests, we maintained a shorter weighted average maturity versus our peers during the reporting period, decreasing the Fund’s weighted average maturity from 23 days to 14 days.

In the beginning of the period, we maintained an exposure to a range of tax-free money market instruments in order to add yield and diversity to the master fund’s portfolio. We focused on variable rate demand notes, also known as ”VRDNs,” which offered attractive rates throughout the period.(1) In addition, we maintained positions in tender option bonds and fixed rate notes as issues we deemed attractive became available. As a result, the Fund responded well to credit market volatility.

As the period continued, we increased the Fund’s position in VRDNs that had yields that reset on a daily or weekly basis, which helped to maintain a high degree of liquidity. To further enhance the Fund’s credit quality and diversification, we reduced exposure to those VRDNs that had relatively weaker letters of credit and liquidity providers, favoring investments in self-liquidity VRDNs.(2)

(1)	A Variable Rate Demand Note is a long-term bond with a floating interest rate that provides investors with the option to tender, or “put”, the security at par with seven days’ notice—or, in some cases, one day’s notice.

(2)	When a self-liquidity VRDN is issued, the issuer agrees to repurchase bonds that have been tendered, but not yet remarketed, without procuring a third-party liquidity facility.

6

UBS Select Prime Institutional Fund
UBS Select Treasury Institutional Fund
UBS Select Tax-Free Institutional Fund

Overall, assets in the master fund rose significantly at times during the reporting period, and the average weekly VRDN rates varied considerably as the market was affected by the Lehman Brothers’ bankruptcy and multiple government interventions. The combination of cash inflows and a lack of what we perceived to be very high-quality options in which to invest caused us to take defensive positions from time to time.

Additionally, as a result of market conditions, the Fund made selective, limited investments in taxable overnight repurchase agreements backed by Treasury and agency securities, which benefited performance, even after considering tax implications. Going forward, we will continue to search for highly liquid investments that offer minimal credit risk to the Fund.

Q.	What factors do you believe are likely to affect the Funds over the coming months?
A.	Overall, it appears that many of the actions taken by policy makers at the US Treasury Department and the Fed are having their intended effect—increasing liquidity within the financial system and providing credit to consumers and businesses. In light of the historically low fed funds rate, we expect Treasury and money market yields to remain relatively low in the near future.

While the US economy continues to feel the pain of the recession, a few indicators, including consumer confidence and personal consumption, have begun to show improvements. However, existing home sales have yet to show a meaningful upturn, and continuing unemployment claims remain on the rise.

Looking ahead, we plan to monitor the factors likely to influence the Fed’s future decisions on interest rates, including the state of the financial markets, inflation and the overall state of the economy.

7

UBS Select Prime Institutional Fund
UBS Select Treasury Institutional Fund
UBS Select Tax-Free Institutional Fund

Special note regarding UBS Select Tax-Free Institutional Fund: In response to events in the municipal bond market during the reporting period, many fund managers winnowed their exposures to insured municipal money market issues most vulnerable to downgrades, diminishing the available supply of suitable investment opportunities. In order to pursue competitive yields for investors—while seeking to adhere to high credit-quality constraints—UBS Global Asset Management determined it to be in the best interests of shareholders for the related master fund to make temporary, limited investments of appropriate credit quality within the taxable securities universe, to the extent allowable by the Fund’s offering documents and as believed prudent or appropriate. These taxable investments were made by the Tax-Free Master Fund for a limited period of time during the reporting period, and represented a small percentage of its portfolio.

As a result of these investments, a portion of the Fund’s yields may not be as tax advantaged as ordinary municipal money market investments. Of course, we will continue to manage the Fund so that the tax characteristics of the underlying securities are passed through to the shareholders to the extent allowed.

8

UBS Select Prime Institutional Fund
UBS Select Treasury Institutional Fund
UBS Select Tax-Free Institutional Fund

We thank you for your continued support and welcome any comments or questions you may have. For additional information on the UBS Funds,** please contact your financial advisor, or visit us at www.ubs.com/globalam-us.

Sincerely,

Kai R. Sotorp	Elbridge T. Gerry III
President—UBS Money Series	Portfolio Manager—
UBS Select Prime Institutional Fund	UBS Select Tax-Free Institutional Fund
UBS Select Treasury Institutional Fund	Managing Director
UBS Select Tax-Free Institutional Fund	UBS Global Asset Management
Head—Americas	(Americas) Inc.
UBS Global Asset Management
(Americas) Inc.

Robert Sabatino	Ryan Nugent
Portfolio Manager—	Portfolio Manager—
UBS Select Prime Institutional Fund	UBS Select Tax-Free Institutional Fund
UBS Select Treasury Institutional Fund	Director
Executive Director	UBS Global Asset Management
UBS Global Asset Management	(Americas) Inc.
(Americas) Inc.

This letter is intended to assist shareholders in understanding how the Funds performed during the 12 months ended April 30, 2009. The views and opinions in the letter were current as of June 15, 2009. They are not guarantees of performance or investment results and should not be taken as investment advice. Investment decisions reflect a variety of factors, and we reserve the right to change our views about individual securities, sectors and markets at any time. As a result, the views expressed should not be relied upon as a forecast of the Funds’ future investment intent. We encourage you to consult your financial advisor regarding your personal investment program.

**	Mutual funds are sold by prospectus only. You should read it carefully and consider a fund’s investment objectives, risks, charges, expenses and other important information contained in the prospectus before investing. Prospectuses for most of our funds can be obtained from your financial advisor, by calling UBS Funds at 800-647 1568 or by visiting our Web site at www.ubs.com/globalam-us.

9

UBS Select Prime Institutional Fund
UBS Select Treasury Institutional Fund
UBS Select Tax-Free Institutional Fund

Temporary Guarantee Program for Money Market Funds
Each Fund participates in the Temporary Guarantee Program for Money Market Funds (the “Program”) created by the US Department of the Treasury (the “Treasury”).

The Program is designed to provide certain investors with a guarantee of a $1.00 net asset value (“NAV”) price per share based on the number of shares held by the investor in a fund as of the close of business on September 19, 2008. The guarantee under the Program is triggered if a fund’s market-based NAV falls below $0.995, commonly referred to as “breaking the buck” (a “Guarantee Event”) and the fund commences the process of liquidation. Any increase in the number of shares held by an investor in a fund after the close of business on September 19, 2008, will not be guaranteed. If the number of shares held by an investor in a fund fluctuates over the period of the Program (as discussed below), the Program will cover the lesser of (i) the number of shares held by the investor in the fund as of the close of business on September 19, 2008, or (ii) the number of shares held by the investor as of the date of the Guarantee Event. In order to participate in the Program, each Fund paid fees as noted earlier in this report.

Under the terms of the Program, upon the occurrence of a Guarantee Event, a fund Board must promptly initiate actions necessary under state and federal law to commence the liquidation of a fund. The Program will guarantee any difference between the amount received by an investor in connection with the liquidation and the value based on $1.00 per share. Guarantee payments under the Program will be made through a fund within approximately 30 days of a Guarantee Event. The Treasury, in its sole discretion, may designate a later payment date after taking into account prevailing market conditions. Guarantee payments under the Program will not exceed the amount available within the Treasury’s Exchange Stabilization Fund.

The Program is designed to address temporary dislocations in credit markets. The Program will exist up to the close of business on September 18, 2009. Neither this shareholder report, nor any participating fund, is in any manner approved, endorsed, sponsored or authorized by the Treasury.

10

UBS Select Prime Institutional Fund
UBS Select Treasury Institutional Fund
UBS Select Tax-Free Institutional Fund

Temporary Guarantee Program for Money Market Funds (concluded)
A few highlights of the Program to keep in mind:

•	The US Treasury Temporary Guarantee Program provides a guarantee to participating money market mutual fund shareholders based on the number of shares invested in the fund at the close of business on September 19, 2008.

•	Any increase in the number of shares an investor holds after the close of business on September 19, 2008, will not be guaranteed.

•	If a customer closes his/her account with a fund or broker-dealer, any future investment in the fund will not be guaranteed.

•	If the number of shares an investor holds fluctuates over the period, the investor will be covered for either the number of shares held as of the close of business on September 19, 2008, or the current amount, whichever is less.

•	The Program expires on September 18, 2009.

11

UBS Select Prime Institutional Fund
UBS Select Treasury Institutional Fund
UBS Select Tax-Free Institutional Fund

Understanding your Fund’s expenses (unaudited)
As a shareholder of a Fund, you incur ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Since each Fund is a “feeder fund” that invests in a corresponding “master fund,” the expense information below reflects the combined effect of the two levels of expenses and not just those imposed directly at the feeder fund level.

The examples below are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, November 1, 2008 to April 30, 2009.

Actual expenses
The first line in the table below for each Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes
The second line in the table below for each Fund provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line in the table for each Fund is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, if those other funds impose transactional costs - for example, exchange fees. In addition, if those transactional costs were included, your costs for those other funds would have been higher.

12

UBS Select Prime Institutional Fund
UBS Select Treasury Institutional Fund
UBS Select Tax-Free Institutional Fund

Understanding your Fund’s expenses (unaudited) (concluded)(1)

UBS Select Prime Institutional Fund

	Beginning		Expenses paid
	account value	Ending	during period(2)	Expense ratio
	November 1,	account value	11/01/08 to	during the
	2008	April 30, 2009	04/30/09	period

Actual	$1,000.00	$1,006.30	$1.04	0.21%

Hypothetical
(5% annual return
before expenses)	1,000.00	1,023.75	1.05	0.21

UBS Select Treasury Institutional Fund

	Beginning		Expenses paid
	account value	Ending	during period(2)	Expense ratio
	November 1,	account value	11/01/08 to	during the
	2008	April 30, 2009	04/30/09	period

Actual	$1,000.00	$1,001.10	$1.09	0.22%

Hypothetical
(5% annual return
before expenses)	1,000.00	1,023.70	1.10	0.22

UBS Select Tax-Free Institutional Fund

	Beginning		Expenses paid
	account value	Ending	during period(2)	Expense ratio
	November 1,	account value	11/01/08 to	during the
	2008	April 30, 2009	04/30/09	period

Actual	$1,000.00	$1,002.50	$1.04	0.21%

Hypothetical
(5% annual return
before expenses)	1,000.00	1,023.75	1.05	0.21

(1)	The expenses for the Funds reflect the expenses of the corresponding master funds in which they invest in addition to their own direct expenses.

(2)	Expenses are equal to the Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 181 divided by 365 (to reflect the one-half year period).

13

UBS Select Prime Institutional Fund
UBS Select Treasury Institutional Fund
UBS Select Tax-Free Institutional Fund

Yields and characteristics at a glance (unaudited)

UBS Select Prime Institutional Fund

Yields and characteristics	04/30/09	10/31/08	04/30/08

Seven-day current yield(1)	0.58%	2.62%	2.78%

Seven-day effective yield(1)	0.58	2.65	2.82

Weighted average maturity(2)	36 days	52 days	51 days

Net assets (bln)	$14.4	$9.6	$13.0

UBS Select Treasury Institutional Fund

Yields and characteristics	04/30/09	10/31/08	04/30/08

Seven-day current yield(1)	0.09%	0.54%	1.83%

Seven-day effective yield(1)	0.09	0.55	1.84

Weighted average maturity(2)	37 days	51 days	17 days

Net assets (bln)	$7.7	$7.5	$5.6

UBS Select Tax-Free Institutional Fund

Yields and characteristics	04/30/09	10/31/08	04/30/08

Seven-day current yield(1)	0.36%	1.49%	2.19%

Seven-day effective yield(1)	0.36	1.50	2.22

Weighted average maturity(2)	14 days	40 days	23 days

Net assets (bln)	$2.4	$3.0	$2.6

(1)	Yields will fluctuate, and for UBS Select Treasury Institutional Fund and UBS Select Tax-Free Institutional Fund, reflect fee waivers. Performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be higher or lower than the performance data quoted.

(2)	Weighted average maturity provided is that of the related master fund, which is actively managed and its weighted average maturity will differ over time.

An investment in UBS Select Prime Institutional Fund, UBS Select Treasury Institutional Fund, and UBS Select Tax-Free Institutional Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Notwithstanding the preceding statements, the Funds are participating in the US Treasury’s Temporary Guarantee Program for Money Market Funds. The Program generally does not guarantee any new investments in a Fund made after September 19, 2008, and is scheduled to expire on September 18, 2009. For more information about the Program’s scope and limitations, please see the Funds’ most recent prospectus as supplemented.

14

UBS Select Prime Institutional Fund

 Statement of assets and liabilities—April 30, 2009

Assets:
Investment in Prime Master Fund (“Master”), at value (cost—$14,454,473,821 which approximates cost for federal income tax purposes)	$14,454,473,821

Other assets	1,488,840

Total assets	14,455,962,661

Liabilities:
Dividends payable to shareholders	6,893,312

Payable to affiliates	929,583

Total liabilities	7,822,895

Net assets:
Shares of beneficial interest—$0.001 par value per share,
unlimited amount authorized;14,448,234,655 outstanding	14,448,234,655

Accumulated net realized loss from investment activities	(94,889)

Net assets	$14,448,139,766

Net asset value per share	$1.00

See accompanying notes to financial statements

15

UBS Select Treasury Institutional Fund

Statement of assets and liabilities—April 30, 2009

Assets:
Investment in Treasury Master Fund (“Master”), at value (cost—$7,669,403,983 which approximates cost for federal income tax purposes)	$7,669,403,983

Other assets	965,186

Total assets	7,670,369,169

Liabilities:
Dividends payable to shareholders	674,012

Payable to affiliates	505,238

Total liabilities	1,179,250

Net assets:
Shares of beneficial interest—$0.001 par value per share,
unlimited amount authorized; 7,669,189,919 outstanding	7,669,189,919

Net assets	$7,669,189,919

Net asset value per share	$1.00

See accompanying notes to financial statements

16

UBS Select Tax-Free Institutional Fund

Statement of assets and liabilities—April 30, 2009

Assets:
Investment in Tax-Free Master Fund (“Master”), at value (cost—$2,398,887,603 which approximates cost for federal income tax purposes)	$2,398,887,603

Other assets	473,385

Total assets	2,399,360,988

Liabilities:
Dividends payable to shareholders	595,779

Payable to affiliates	156,756

Total liabilities	752,535

Net assets:
Shares of beneficial interest—$0.001 par value per share,
unlimited amount authorized; 2,398,531,844 outstanding	2,398,531,600

Accumulated net realized gain from investment activities	76,853

Net assets	$2,398,608,453

Net asset value per share	$1.00

See accompanying notes to financial statements

17

UBS Select Prime Institutional Fund

 Statement of operations

For the
year ended
April 30, 2009

Investment income:
Interest income allocated from Master	$262,507,317

Securities lending income allocated from Master	1,197,894

Expenses allocated from Master	(12,770,301)

Net investment income allocated from Master	250,934,910

Expenses:
Administration fees	10,156,382

US Treasury Temporary Guarantee Program Participation fees	2,481,403

Trustees’ fees	51,201

Net expenses	12,688,986

Net investment income	238,245,924

Net realized loss from investment activities allocated from Master	(167,873)

Net increase in net assets resulting from operations	$238,078,051

See accompanying notes to financial statements

18

UBS Select Treasury Institutional Fund

 Statement of operations

For the
year ended
April 30, 2009

Investment income:
Interest income allocated from Master	$59,571,209

Securities lending income allocated from Master	169,743

Expenses allocated from Master	(6,685,281)

Waivers allocated from Master	3,024

Net investment income allocated from Master	53,058,695

Expenses:
Administration fees	5,311,758

US Treasury Temporary Guarantee Program Participation fees	1,608,642

Trustees’ fees	34,664

6,955,064

Less: Fee waivers by administrator	(4,048)

Net expenses	6,951,016

Net investment income	46,107,679

Net realized gain from investment activities allocated from Master	2,757

Net increase in net assets resulting from operations	$46,110,436

See accompanying notes to financial statements

19

UBS Select Tax-Free Institutional Fund

 Statement of operations

For the
year ended
April 30, 2009

Investment income:
Interest income allocated from Master	$42,536,332

Expenses allocated from Master	(2,881,247)

Interest expense allocated from Master	(2,196)

Waivers allocated from Master	1,788,032

Net investment income allocated from Master	41,440,921

Expenses:
Administration fees	2,282,952

US Treasury Temporary Guarantee Program Participation fees	788,976

Trustees’ fees	20,722

Net expenses	3,092,650

Net investment income	38,348,271

Net realized gain from investment activities allocated from Master	168,676

Net increase in net assets resulting from operations	$38,516,947

See accompanying notes to financial statements

20

UBS Select Prime Institutional Fund

 Statement of changes in net assets

	For the years ended April 30,

	2009	2008

From operations:
Net investment income	$238,245,924	$490,111,560

Net realized gain (loss) from investment activities	(167,873)	3,260

Net increase in net assets resulting from operations	238,078,051	490,114,820

Dividends to shareholders from:
Net investment income	(238,245,924)	(490,111,560)

Net increase in net assets from beneficial interest transactions	1,479,257,228	3,696,807,890

Net increase in net assets	1,479,089,355	3,696,811,150

Net assets:
Beginning of year	12,969,050,411	9,272,239,261

End of year	$14,448,139,766	$12,969,050,411

Accumulated undistributed net investment income	$—	$—

See accompanying notes to financial statements

21

UBS Select Treasury Institutional Fund

Statement of changes in net assets

	For the years ended April 30,

	2009	2008

From operations:
Net investment income	$46,107,679	$94,087,559

Net realized gain from investment activities	2,757	397,049

Net increase in net assets resulting from operations	46,110,436	94,484,608

Dividends and distributions to shareholders from:
Net investment income	(46,107,679)	(94,087,559)

Net realized gain from investment activities	(349,660)	(89,973)

Total dividends and distributions to shareholders	(46,457,339)	(94,177,532)

Net increase in net assets from beneficial interest transactions	2,065,229,660	4,652,591,736

Net increase in net assets	2,064,882,757	4,652,898,812

Net assets:
Beginning of year	5,604,307,162	951,408,350

End of year	$7,669,189,919	$5,604,307,162

Accumulated undistributed net investment income	$—	$—

See accompanying notes to financial statements

22

UBS Select Tax-Free Institutional Fund

Statement of changes in net assets

	For the year	For the period
	ended	August 28, 2007(1) to
	April 30, 2009	April 30, 2008

From operations:
Net investment income	$38,348,271	$28,756,112

Net realized gain from investment activities	168,676	302,889

Net increase in net assets resulting from operations	38,516,947	29,059,001

Dividends and distributions to shareholders from:
Net investment income	(38,348,271)	(28,756,112)

Net realized gain from investment activities	(394,956)	—

Total dividends and distributions to shareholders	(38,743,227)	(28,756,112)

Net increase (decrease) in net assets from
beneficial interest transactions	(175,804,887)	2,574,336,731

Net increase (decrease) in net assets	(176,031,167)	2,574,639,620

Net assets:
Beginning of period	2,574,639,620	—

End of period	$2,398,608,453	$2,574,639,620

Accumulated undistributed net investment income	$—	$—

(1)	Commencement of operations.

See accompanying notes to financial statements

23

UBS Select Prime Institutional Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each year is presented below:

	For the years ended April 30,

	2009		2008		2007	2006	2005

Net asset value,
beginning of year	$1.00		$1.00		$1.00	$1.00	$1.00

Net investment income	0.019		0.046		0.051	0.037	0.017

Dividends from net
investment income	(0.019)		(0.046)		(0.051)	(0.037)	(0.017)

Distributions from net
realized gain from
investment activities	—		—		—	—	(0.000	)(1)

Total dividends and
distributions	(0.019)		(0.046)		(0.051)	(0.037)	(0.017)

Net asset value,
end of year	$1.00		$1.00		$1.00	$1.00	$1.00

Total investment
return(2)	1.94%		4.66%		5.25%	3.81%	1.72%

Ratios/supplemental
data:
Net assets, end of
year (000’s)	$14,448,140		$12,969,050		$9,272,239	$6,698,203	$5,934,079

Expenses to average
net assets	0.20	%(3)	0.18	%(3)	0.18%	0.18%	0.18%

Net investment income
to average net assets	1.87	%(3)	4.47	%(3)	5.14%	3.76%	1.68%

(1)	Amount represents less than $0.0005 per share.
(2)	Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each year reported. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.
(3)	Ratios include the Fund’s share of income and expenses allocated from the Master.

See accompanying notes to financial statements

24

UBS Select Treasury Institutional Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each year is presented below:

	For the years ended April 30,

	2009		2008		2007		2006	2005

Net asset value,
beginning of year	$1.00		$1.00		$1.00		$1.00	$1.00

Net investment income	0.009		0.038		0.050		0.036	0.016

Dividends from net
investment income	(0.009)		(0.038)		(0.050)		(0.036)	(0.016)

Distributions from net
realized gain from
investment activities	(0.000	)(1)	(0.000	)(1)	(0.000	)(1)	—	—

Total dividends and
distributions	(0.009)		(0.038)		(0.050)		(0.036)	(0.016)

Net asset value,
end of year	$1.00		$1.00		$1.00		$1.00	$1.00

Total investment
return(2)	0.86%		3.85%		5.11%		3.65%	1.61%

Ratios/supplemental
data:
Net assets, end of
year (000’s)	$7,669,190		$5,604,307		$951,408		$580,162	$461,046

Expenses to average
net assets, net of fee
waivers by advisor/
administrator	0.20	%(3)	0.18	%(3)	0.18%		0.18%	0.18%

Expenses to average
net assets, before fee
waivers by advisor/
administrator	0.20	%(3)	0.18	%(3)	0.18%		0.18%	0.18%

Net investment income
to average net assets	0.69	%(3)	3.14	%(3)	5.02%		3.59%	1.63%

(1)	Amount represents less than $0.0005 per share.
(2)	Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each year reported. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.
(3)	Ratios include the Fund’s share of income and expenses allocated from the Master.

See accompanying notes to financial statements

25

UBS Select Tax-Free Institutional Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

	For the		For the period
	year ended		August 28, 2007(1) to
	April 30, 2009		April 30, 2008

Net asset value, beginning of period	$1.00		$1.00

Net investment income	0.013		0.019

Dividends from net investment income	(0.013)		(0.019)

Distributions from net realized gain from
investment activities	(0.000)(2)		—

Total dividends and distributions	(0.013)		(0.019)

Net asset value, end of period	$1.00		$1.00

Total investment return(3)	1.30%		1.96%

Ratios/supplemental data:
Net assets, end of period (000’s)	$2,398,608		$2,574,640

Expenses to average net assets, net of fee
waivers by advisor	0.15	%(4)	0.08	%(4),(5)

Expenses to average net assets, before fee
waivers by advisor	0.21	%(4)	0.18	%(4),(5)

Net investment income to average net assets	1.33	%(4)	2.61	%(4),(5)

(1)	Commencement of operations.
(2)	Amount represents less than $0.0005 per share.
(3)	Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder could pay on Fund distributions.
(4)	Ratios include the Fund’s share of income and expenses allocated from the Master.
(5)	Annualized.

See accompanying notes to financial statements

26

UBS Select Prime Institutional Fund
UBS Select Treasury Institutional Fund
UBS Select Tax-Free Institutional Fund

Notes to financial statements

Organization and significant accounting policies
UBS Select Prime Institutional Fund (“Prime Institutional Fund”) (formerly UBS Select Money Market Fund), UBS Select Treasury Institutional Fund (“Treasury Institutional Fund”) (formerly UBS Select Treasury Fund), and UBS Select Tax-Free Institutional Fund (“Tax-Free Institutional Fund”) (each a “Fund”, collectively, the “Funds”) are each registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified series of UBS Money Series (the “Trust”), an open-end management investment company organized as a Delaware statutory trust on April 29, 1998. The Trust is a series mutual fund with fourteen series: the Funds, UBS Select Prime Preferred Fund, UBS Select Treasury Preferred Fund, UBS Select Tax-Free Preferred Fund, UBS Select Prime Investor Fund, UBS Select Treasury Investor Fund, UBS Select Tax-Free Investor Fund, UBS Select Prime Capital Fund, UBS Select Treasury Capital Fund, UBS Select Tax-Free Capital Fund, UBS Liquid Assets Fund and UBS Cash Reserves Fund. The financial statements for the other series of the Trust are not included herein.

The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

Prior to August 28, 2007, Prime Institutional Fund and Treasury Institutional Fund invested in securities directly. Effective August 28, 2007, Prime Institutional Fund and Treasury Institutional Fund invest substantially all of their assets in the Prime Master Fund and the Treasury Master Fund (each a “Master Fund”), respectively, each a diversified series of Master Trust, an open-end investment company registered with the Securities and Exchange Commission under the 1940 Act. Each Fund has the same investment objective as the Master Fund in which it invests. Each Fund transferred assets to the corresponding Master Fund in exchange for ownership interests in the corresponding Master Fund. Tax-Free Institutional Fund commenced operations on August 28, 2007.

Tax-Free Institutional Fund also is a “feeder fund” that invests substantially all of its assets in a corresponding “master fund”—Tax-Free Master Fund (also a “Master Fund”). The performance of each Fund is directly affected

27

UBS Select Prime Institutional Fund
UBS Select Treasury Institutional Fund
UBS Select Tax-Free Institutional Fund

Notes to financial statements

by the performance of the corresponding Master Fund. The value of such investment reflects the Fund’s proportionate interest in the net assets of its corresponding Master Fund (73.72% for Prime Institutional Fund, 71.68% for Treasury Institutional Fund and 86.60% for Tax-Free Institutional Fund at April 30, 2009). All of the net investment income and realized and unrealized gains and losses from investment activities of a Master Fund is allocated pro rata, based on respective ownership interests, among the corresponding Fund and other investors in the Master Fund (e.g., other feeder funds) at the time of such determination. The financial statements of the Master Funds, including the Statement of net assets, are included elsewhere in this report and should be read in connection with the Fund’s financial statements.

In the normal course of business the Funds may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

The preparation of financial statements in accordance with US generally accepted accounting principles requires the Funds’ management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

Valuation and accounting for investments and investment income—Each Fund records its investment in its corresponding Master Fund at value. Securities held by the Master Funds are valued as indicated in the Master Funds’ Notes to financial statements, which are included elsewhere in this report.

Dividends and distributions—Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions is determined in accordance with federal income tax regulations, which may differ from US generally accepted accounting principles.

28

UBS Select Prime Institutional Fund
UBS Select Treasury Institutional Fund
UBS Select Tax-Free Institutional Fund

Notes to financial statements

These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

Concentration of risk
The ability of the issuers of the debt securities held by the Master Funds to meet their obligations may be affected by economic and political developments, including those particular to a specific industry, country, state or region.

Investment advisor and/or administrator
Effective August 28, 2007, UBS Global Asset Management (Americas) Inc. (“UBS Global AM”) serves as administrator to each Fund pursuant to an Administration Agreement approved by the Trust’s board. In accordance with the Administration Agreement, each Fund pays UBS Global AM an administration fee, which is accrued daily and paid monthly, at the annual rate of 0.08% of each Fund’s average daily net assets. At April 30, 2009, Prime Institutional Fund, Treasury Institutional Fund and Tax-Free Institutional Fund owed UBS Global AM $942,193, $517,548 and $161,125, respectively, for administrative services.

In exchange for these fees, UBS Global AM has agreed to bear all of the Funds’ expenses other than interest, taxes, extraordinary costs and the cost of securities purchased and sold by the Funds, including any transaction costs. Although UBS Global AM is not obligated to pay the fees and expenses of the Funds’ independent trustees, it is contractually obligated to reduce its fee in an amount equal to those fees and expenses. UBS Global AM estimates that these fees and expenses will be less than 0.01% of each Fund’s average daily net assets. At April 30, 2009, UBS Global AM owed $12,610, $8,262 and $4,369 for independent trustees fees to Prime Institutional Fund, Treasury Institutional Fund and Tax-Free Institutional Fund, respectively.

Prior to August 28, 2007, UBS Global AM received a fee of 0.18% of the average daily net assets of each of Prime Institutional Fund and Treasury Institutional Fund for its investment advisory and administrative services

29

UBS Select Prime Institutional Fund
UBS Select Treasury Institutional Fund
UBS Select Tax-Free Institutional Fund

Notes to financial statements

under superseded agreements, prior to conversion of those Funds to feeder funds on such date.

UBS Global AM has voluntarily agreed to waive a portion of its fees for administration services to the Treasury Institutional Fund. At April 30, 2009, UBS Global AM owed the Fund $4,048 for fee waivers. For the year ended April 30, 2009, UBS Global AM voluntarily waived $4,048.

Federal tax status
Each Fund intends to distribute all of its income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of their net investment income, net realized capital gains and certain other amounts, if any, the Fund intends not to be subject to a federal excise tax.

The tax character of distributions paid to shareholders by Prime Institutional Fund and Treasury Institutional Fund during the year ended April 30, 2009 and April 30, 2008, was ordinary income. The tax character of distributions paid to shareholders by Tax-Free Institutional Fund during the year ended April 30, 2009 and the fiscal period ended April 30, 2008, was 98.77% and 99.60% tax-exempt income and 1.23% and 0.40% was ordinary income, respectively.

At April 30, 2009, the components of accumulated earnings on a tax basis were undistributed ordinary income of $6,976,263 and accumulated capital and other losses of $177,840 for Prime Institutional Fund, undistributed ordinary income of $674,012 for Treasury Institutional Fund, and undistributed tax-exempt income of $596,023 and undistributed ordinary income of $54,476, and undistributed long-term capital gains of $22,133 for Tax-Free Institutional Fund.

At April 30, 2009, Prime Institutional Fund had a net capital loss carryforward of $177,840. This loss carryforward is available as a reduction, to the extent provided in the regulations, of any future net realized capital gains and will expire as follows: $9,967 on April 30, 2015 and $167,873 on April 30, 2017. To the extent that such losses are used to offset future net

30

UBS Select Prime Institutional Fund
UBS Select Treasury Institutional Fund
UBS Select Tax-Free Institutional Fund

Notes to financial statements

realized capital gains, it is probable these gains will not be distributed. During the current fiscal year Prime Institutional Fund utilized $0 of the capital loss carryforward to offset current year realized gains.

To reflect reclassifications arising from permanent “book/tax” differences for the year ended April 30, 2009, undistributed net investment income was decreased by $36,276 and accumulated net realized loss on investments was decreased by $36,276 for the Treasury Institutional Fund. These differences are primarily due to the reclassification of dividends.

As of and during the year ended April 30, 2009, the Funds did not have any liabilities for any unrecognized tax positions. The Funds recognize interest and penalties, if any, related to unrecognized tax positions as income tax expense in the Statement of operations. During the year ended April 30, 2009, the Funds did not incur any interest or penalties.

Each of the tax years in the four year period ended April 30, 2009, remains subject to examination by the Internal Revenue Service and state taxing authorities.

Shares of beneficial interest
There is an unlimited amount of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

	For the years ended April 30,

Prime Institutional Fund	2009	2008

Shares sold	66,522,324,052	91,253,470,870

Shares repurchased	(65,264,821,748)	(87,990,379,235)

Dividends reinvested	221,754,924	433,716,255

Net increase in shares outstanding	1,479,257,228	3,696,807,890

	For the years ended April 30,

Treasury Institutional Fund	2009	2008

Shares sold	29,799,690,457	17,079,386,764

Shares repurchased	(27,784,501,741)	(12,507,639,830)

Dividends reinvested	50,040,944	80,844,802

Net increase in shares outstanding	2,065,229,660	4,652,591,736

31

UBS Select Prime Institutional Fund
UBS Select Treasury Institutional Fund
UBS Select Tax-Free Institutional Fund

Notes to financial statements

	For the years ended April 30,

Tax-Free Institutional Fund*	2009	2008

Shares sold	9,626,340,170	8,753,386,879

Shares repurchased	(9,839,106,639)	(6,201,813,653)

Dividends reinvested	36,961,582	22,763,505

Net increase (decrease) in shares outstanding	(175,804,887)	2,574,336,731

*   The Fund commenced operations on August 28, 2007.

US Treasury Temporary Guarantee Program for Money Market Funds
Each Fund participates in the US Treasury Department Temporary Guarantee Program for Money Market Funds. The program covers shareholders of mutual funds as of the close of business on September 19, 2008. The program expires on September 18, 2009. Each Fund bears the cost of participating in this program, as this is not an expense borne by the Funds’ administrator. Each Fund paid a fee of 0.01% of the value of the Funds’ outstanding shares on September 19, 2008 (valued at $1.00 per share) for participation in the program for the initial coverage period of September 19, 2008, through December 18, 2008. The program was first extended until April 30, 2009, and each Fund paid a fee calculated in the same manner but at the rate of 0.015% for continued participation in the program through that date. In April, the program was extended a final time, providing coverage through September 18, 2009. Each Fund paid an additional fee for continued coverage for the period May 1, 2009, through September 19, 2009, calculated in the same manner and at the same 0.015% rate as for the initial extension period.

32

UBS Select Prime Institutional Fund
UBS Select Treasury Institutional Fund
UBS Select Tax-Free Institutional Fund

Report of independent registered public accounting firm

To the Shareholders and Board of Trustees of
UBS Select Prime Institutional Fund,
UBS Select Treasury Institutional Fund and
UBS Select Tax-Free Institutional Fund

We have audited the accompanying statements of assets and liabilities of UBS Select Prime Institutional Fund, UBS Select Treasury Institutional Fund and UBS Select Tax-Free Institutional Fund (three of the series comprising UBS Money Series) (collectively, the “Funds”) as of April 30, 2009, and the related statements of operations for the year then ended and the statements of changes in net assets and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of UBS Select Prime Institutional Fund, UBS Select Treasury Institutional Fund and UBS Select Tax-Free Institutional Fund at April 30, 2009, the results of their operations for the year then ended and the changes in their net assets and the financial highlights for each of the indicated periods, in conformity with US generally accepted accounting principles.

New York, New York
June 24, 2009

33

UBS Select Prime Institutional Fund
UBS Select Treasury Institutional Fund
UBS Select Tax-Free Institutional Fund

General information (unaudited)

Quarterly Form N-Q portfolio schedule
The Funds and Master Funds will file their complete schedules of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ and Master Funds’ Forms N-Q are available on the SEC’s Web site at http://www.sec.gov. The Funds’ and Master Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC 0330. Additionally, you may obtain copies of Forms N-Q from the Funds and Master Funds upon request by calling 1-800-647 1568.

Proxy voting policies, procedures and record
You may obtain a description of each Fund’s (and corresponding Master Fund’s) (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how a fund voted any proxies related to portfolio securities during the most recent 12-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting a fund directly at 1-800-647 1568, online on a fund’s Web site: www.ubs.com/ubsglobalam-proxy, or on the EDGAR Database on the SEC’s Web site (http://www.sec.gov).

Other tax information
Pursuant to Section 871(k)(2)(c) of the Internal Revenue Code, the Funds designate 100% of their distributions from net realized gains as short-term capital gain dividends.

98.97% of the ordinary income dividends paid by the UBS Select Treasury Institutional Fund during the fiscal year ended April 30, 2009 qualify as “interest related dividends” for non-U.S. shareholders.

34

Prime Master Fund

Statement of net assets—April 30, 2009

	Face
Security description	amount	Value

US government and agency obligations—17.78%

Federal Farm Credit Bank
0.800%, due 12/21/09(1)	$75,000,000	$74,610,000

Federal Home Loan Bank
0.210%, due 05/04/09(1)	85,000,000	84,998,513

1.500%, due 05/06/09(1)	122,534,000	122,508,472

0.210%, due 05/07/09(1)	225,000,000	224,992,125

0.649%, due 05/13/09(2)	113,000,000	113,000,000

2.400%, due 05/13/09	140,000,000	139,999,148

1.800%, due 05/15/09(1)	125,832,000	125,743,918

0.378%, due 05/27/09(2)	350,000,000	350,000,000

0.320%, due 06/08/09(1)	150,000,000	149,949,333

1.293%, due 06/10/09(2)	95,000,000	95,000,000

2.820%, due 07/10/09	120,000,000	120,000,000

0.450%, due 07/13/09(1)	125,000,000	124,885,937

0.550%, due 10/13/09(1)	100,000,000	99,747,917

0.800%, due 12/09/09(1)	90,000,000	89,556,000

0.800%, due 05/05/10	150,000,000	149,985,000

Federal Home Loan Mortgage Corp.*
0.650%, due 05/01/09(2)	200,000,000	200,000,000

0.348%, due 05/18/09(2)	32,500,000	32,494,934

1.800%, due 06/25/09(1)	111,750,000	111,442,688

4.250%, due 07/15/09	91,757,000	92,476,423

Federal National Mortgage Association*
0.420%, due 05/01/09(2)	200,000,000	200,000,000

1.750%, due 05/13/09(1)	55,505,000	55,472,622

1.029%, due 07/13/09(2)	321,000,000	321,000,000

5.125%, due 07/13/09	114,500,000	115,574,958

0.913%, due 07/28/09(2)	167,500,000	167,488,522

US Treasury Bills
0.310%, due 05/21/09(1),(3)	84,250,000	84,235,490

0.330%, due 05/21/09(1),(3)	41,175,000	41,167,451

Total US government and agency obligations
(cost—$3,486,329,451)		3,486,329,451

Bank notes—1.38%

Banking-US—1.38%
Wachovia Bank N.A. (Charlotte)
1.396%, due 05/01/09(2)	125,000,000	125,000,000

35

Prime Master Fund

Statement of net assets—April 30, 2009

	Face
Security description	amount	Value

Bank notes—(concluded)

Banking-US—(concluded)
Wells Fargo Bank N.A.
0.547%, due 05/19/09(2)	$146,500,000	$146,500,000

Total bank notes (cost—$271,500,000)		271,500,000

Time deposit—1.17%

Banking-non-US—1.17%
Wells Fargo Bank N.A., Grand Cayman
0.190%, due 05/01/09 (cost—$229,000,000)	229,000,000	229,000,000

Certificates of deposit—14.72%

Banking-non-US—13.44%
Abbey National Treasury Services PLC
2.940%, due 05/22/09	98,500,000	98,500,000

Bank of Nova Scotia
0.570%, due 05/01/09	75,000,000	75,000,000

1.584%, due 05/05/09(2)	91,600,000	91,589,000

2.400%, due 05/07/09	140,000,000	140,000,000

Bank of Tokyo-Mitsubishi UFJ Ltd.
0.450%, due 05/22/09	250,000,000	250,000,000

BNP Paribas
0.460%, due 05/01/09	267,000,000	267,000,000

3.180%, due 08/24/09	75,000,000	75,000,000

Calyon N.A., Inc.
3.170%, due 06/02/09	120,000,000	120,000,000

0.900%, due 07/02/09	75,000,000	75,000,000

Credit Suisse First Boston
2.750%, due 05/18/09	175,000,000	175,000,000

Deutsche Bank AG
0.600%, due 05/21/09	210,000,000	210,000,000

0.620%, due 07/08/09	128,000,000	128,000,000

0.610%, due 07/27/09	76,000,000	76,000,000

Dnb NOR ASA
1.000%, due 07/01/09	185,000,000	185,000,000

Lloyds TSB Bank PLC
1.110%, due 07/07/09	215,000,000	215,000,000

Natixis
0.950%, due 07/07/09	200,000,000	200,000,000

Svenska Handelsbanken
1.459%, due 07/13/09(2)	127,000,000	127,000,000

36

Prime Master Fund

Statement of net assets—April 30, 2009

	Face
Security description	amount	Value

Certificates of deposit—(concluded)

Banking-non-US—(concluded)
Toronto-Dominion Bank
1.150%, due 08/20/09	$128,000,000	$128,058,255

		2,636,147,255

Banking-US—1.28%
Morgan (J.P.) Chase Bank
0.450%, due 05/18/09	250,000,000	250,000,000

Total certificates of deposit (cost—$2,886,147,255)		2,886,147,255

Commercial paper(1)—44.79%

Asset backed-banking—1.58%
Atlantis One Funding
0.750%, due 05/19/09	200,000,000	199,925,000

0.750%, due 06/01/09	110,000,000	109,928,958

		309,853,958

Asset backed-miscellaneous—21.97%
Amsterdam Funding Corp.
0.400%, due 05/14/09	168,000,000	167,975,733

0.850%, due 05/19/09	100,000,000	99,957,500

0.950%, due 06/10/09	100,000,000	99,894,444

0.850%, due 07/06/09	68,000,000	67,894,033

Atlantic Asset Securitization LLC
0.320%, due 05/11/09	136,837,000	136,824,837

0.320%, due 05/13/09	100,000,000	99,989,333

0.650%, due 06/03/09	100,000,000	99,940,417

0.500%, due 07/01/09	50,000,000	49,957,639

Barton Capital LLC
0.350%, due 05/11/09	158,577,000	158,561,583

0.330%, due 05/13/09	22,302,000	22,299,547

0.340%, due 05/19/09	46,017,000	46,009,177

Chariot Funding LLC
0.350%, due 05/11/09	209,039,000	209,018,677

Enterprise Funding Co. LLC
0.550%, due 05/14/09	76,500,000	76,484,806

0.350%, due 05/19/09	133,634,000	133,610,614

0.510%, due 07/07/09	39,826,000	39,788,199

37

Prime Master Fund

Statement of net assets—April 30, 2009

	Face
Security description	amount	Value

Commercial paper(1)—(continued)

Asset backed-miscellaneous—(continued)
Fairway Finance Co. LLC
0.350%, due 05/08/09	$100,000,000	$99,993,194

0.650%, due 06/08/09	148,000,000	147,898,456

0.570%, due 07/06/09	64,135,000	64,067,979

Falcon Asset Securitization Corp.
0.500%, due 05/13/09	50,000,000	49,991,667

Jupiter Securitization Co. LLC
0.350%, due 05/08/09	150,000,000	149,989,792

Kitty Hawk Funding Corp.
0.510%, due 07/07/09	95,241,000	95,150,600

Market Street Funding LLC
0.650%, due 06/11/09	150,000,000	149,888,958

0.650%, due 06/12/09	50,000,000	49,962,083

Old Line Funding Corp.
0.350%, due 05/07/09	50,000,000	49,997,083

0.500%, due 05/08/09	50,033,000	50,028,136

0.350%, due 05/12/09	47,076,000	47,070,965

0.600%, due 06/08/09	81,813,000	81,761,185

0.650%, due 06/08/09	100,000,000	99,931,389

Ranger Funding Co. LLC
0.350%, due 05/11/09	68,025,000	68,018,386

0.570%, due 05/19/09	150,000,000	149,957,250

0.700%, due 06/16/09	67,620,000	67,559,518

0.560%, due 07/06/09	145,000,000	144,851,133

Regency Markets No.1 LLC
0.450%, due 05/26/09	116,919,000	116,882,463

Sheffield Receivables Corp.
0.650%, due 06/03/09	50,000,000	49,970,208

0.500%, due 07/01/09	50,000,000	49,957,639

0.500%, due 07/06/09	65,000,000	64,940,417

Thunderbay Funding
0.350%, due 05/07/09	50,000,000	49,997,083

0.600%, due 06/01/09	33,955,000	33,937,457

0.650%, due 06/02/09	124,365,000	124,293,145

0.650%, due 06/08/09	60,000,000	59,958,833

0.650%, due 06/16/09	75,133,000	75,070,598

0.500%, due 07/01/09	45,060,000	45,021,824

38

Prime Master Fund

Statement of net assets—April 30, 2009

	Face
Security description	amount	Value

Commercial paper(1)—(continued)

Asset backed-miscellaneous—(concluded)
Variable Funding Capital Corp.
0.500%, due 06/22/09	$200,000,000	$199,855,556

0.450%, due 07/20/09	90,000,000	89,910,000

Yorktown Capital LLC
0.570%, due 05/18/09	65,000,000	64,982,504

0.700%, due 06/16/09	100,000,000	99,910,556

0.600%, due 07/02/09	109,178,000	109,065,183

		4,308,077,779

Automobile OEM—0.89%
American Honda Finance Corp.
0.750%, due 05/07/09	100,000,000	99,987,500

0.900%, due 07/02/09	74,325,000	74,209,796

		174,197,296

Banking-non-US—4.92%
Bank of Nova Scotia
0.720%, due 05/13/09	98,000,000	97,976,480

Caisse Nationale des Caisses d’Epargne et de Prevoyance
0.530%, due 05/14/09	200,000,000	199,961,722

0.790%, due 06/03/09	200,000,000	199,855,167

Dnb NOR ASA
0.550%, due 06/03/09	46,000,000	45,976,808

0.780%, due 06/29/09	65,000,000	64,916,908

0.880%, due 08/24/09	94,000,000	93,735,756

Svenska Handelsbanken
0.350%, due 05/11/09	263,000,000	262,974,431

		965,397,272

Banking-US—11.99%
Calyon N.A., Inc.
1.870%, due 06/17/09	77,500,000	77,310,792

1.020%, due 07/29/09	150,000,000	149,621,750

CBA (Delaware) Finance, Inc.
0.630%, due 06/19/09	45,700,000	45,660,812

0.630%, due 06/23/09	100,000,000	99,907,250

0.640%, due 07/01/09	200,000,000	199,783,111

Danske Corp.
0.500%, due 05/04/09	200,000,000	199,991,667

39

Prime Master Fund

Statement of net assets—April 30, 2009

	Face
Security description	amount	Value

Commercial paper(1)—(concluded)

Banking-US—(concluded)
ING (US) Funding LLC
0.650%, due 07/30/09	$142,000,000	$141,769,250

Morgan (J.P.) Chase & Co.
0.350%, due 06/03/09	300,000,000	299,903,750

Nordea N.A., Inc.
0.290%, due 05/18/09	188,000,000	187,974,255

San Paolo IMI US Financial Co.
0.850%, due 06/22/09	180,000,000	179,779,000

0.810%, due 07/02/09	120,000,000	119,832,600

0.800%, due 07/06/09	100,000,000	99,853,333

Societe Generale N.A., Inc.
0.780%, due 05/04/09	100,000,000	99,993,500

0.770%, due 07/01/09	150,000,000	149,804,292

UniCredito Delaware, Inc.
0.600%, due 05/15/09	300,000,000	299,930,000

		2,351,115,362

Brokerage—1.91%
RBS Holdings USA, Inc.
1.200%, due 07/20/09	150,000,000	149,600,000

1.230%, due 07/21/09	225,000,000	224,377,312

		373,977,312

Finance-noncaptive diversified—1.53%
General Electric Capital Corp.
0.300%, due 05/04/09	150,000,000	149,996,250

2.400%, due 06/03/09	150,000,000	149,670,000

		299,666,250

Total commercial paper (cost—$8,782,285,229)		8,782,285,229

US master note—1.99%

Brokerage—1.99%
Banc of America Securities LLC
0.700%, due 05/01/09(2),(4) (cost—$390,000,000)	390,000,000	390,000,000

Funding agreement—1.33%

Insurance-life—1.33%
Metropolitan Life Insurance Co. of CT
0.775%, due 05/01/09(2),(5) (cost—$260,000,000)	260,000,000	260,000,000

40

Prime Master Fund

Statement of net assets—April 30, 2009

	Face
Security description	amount	Value

Short-term corporate obligations—5.51%

Banking-non-US—3.56%
BNP Paribas
1.441%, due 05/13/09(2)	$60,000,000	$60,000,000

ING Bank NV
1.571%, due 05/22/09(2),(6)	140,000,000	140,000,000

1.670%, due 06/15/09(2),(6)	106,600,000	106,421,077

Lloyds TSB Group PLC
1.541%, due 05/07/09(2),(6)	150,000,000	150,000,000

Nordea Bank AB
1.449%, due 07/24/09(2),(6)	167,000,000	167,000,000

Rabobank Nederland NV
1.431%, due 05/11/09(2),(6)	75,000,000	75,000,000

		698,421,077

Banking-US—0.76%
HSBC Bank USA, Inc.
1.559%, due 07/14/09(2)	100,000,000	100,000,000

US Bank N.A.
1.393%, due 06/10/09(2)	49,000,000	48,772,059

		148,772,059

Finance-captive automotive—0.71%
Toyota Motor Credit Corp.
0.680%, due 05/01/09(2)	140,000,000	140,000,000

Finance-noncaptive diversified—0.48%
General Electric Capital Corp.
1.356%, due 05/29/09(2)	95,000,000	93,981,348

Total short-term corporate obligations (cost—$1,081,174,484)		1,081,174,484

41

Prime Master Fund

Statement of net assets—April 30, 2009

	Face
Security description	amount	Value

Repurchase agreements—11.99%

Repurchase agreement dated 04/30/09 with Banc of America
Securities LLC, 0.150% due 05/01/09, collateralized by
$63,875,000 Federal Farm Credit Bank obligations, zero coupon to 5.200% due 05/01/09 to 02/06/26, $168,850,000 Federal
Home Loan Bank obligations, zero coupon to 5.000% due
05/04/09 to 07/15/36, $277,651,000 Federal Home Loan Mortgage
Corp. obligations, zero coupon to 7.000% due 05/11/09 to
01/15/37, $15,000,000 Federal Home Loan Mortgage Corp.
Principal Strips obligations, 5.750% due 01/15/12, $117,514,000
Federal National Mortgage Association obligations, zero coupon to 8.280% due 08/03/09 to 09/14/26, $13,715,000 Federal
National Mortgage Association Interest Strips obligations, zero coupon due 11/15/12 and $38,600,000 Federal National
Mortgage Association Principal Strips obligations,
4.750% to 7.125% due 02/21/13 to 01/15/30;
(value—$663,000,711); proceeds: $650,002,708	$650,000,000	$650,000,000

Repurchase agreement dated 04/30/09 with Barclays Bank PLC,
0.160% due 05/01/09, collateralized by $710,287,800
US Treasury Bonds, 3.500% to 7.625% due 02/15/25 to
02/15/39; (value—$867,000,114); proceeds: $850,003,778	850,000,000	850,000,000

Repurchase agreement dated 04/30/09 with Deutsche Bank
Securities, Inc., 0.150% due 05/01/09, collateralized by
$155,165,000 Federal Home Loan Bank obligations, 0.976%
to 5.500% due 12/15/09 to 07/15/36, $137,000,000
Federal Home Loan Mortgage Corp. obligations, zero
coupon to 5.000% due 06/11/09 to 07/15/13 and
$6,465,000 Federal National Mortgage Association
obligations, 5.250% due 09/15/16; (value—$306,004,668);
proceeds: $300,001,250	300,000,000	300,000,000

Repurchase agreement dated 04/30/09 with
Goldman Sachs & Co., 0.160% due 05/01/09,
collateralized by $494,339,500 US Treasury Inflation
Index Bonds, 2.375% due 01/15/25; (value—$561,000,087);
proceeds: $550,002,444	550,000,000	550,000,000

Repurchase agreement dated 04/30/09 with State Street
Bank & Trust Co., 0.010% due 05/01/09, collateralized by
$15,305 US Treasury Bills, zero coupon due 08/20/09 to
08/27/09; (value—$15,301); proceeds: $15,000	15,000	15,000

Total repurchase agreements (cost—$2,350,015,000)		2,350,015,000

42

Prime Master Fund

Statement of net assets—April 30, 2009

	Number of
Security description	shares	Value

Investment of cash collateral from securities loaned—0.52%

Money market fund(7)—0.52%
UBS Private Money Market Fund LLC,(8)
0.460% (cost—$102,816,000)	102,816,000	$102,816,000

Total investments (cost—$19,839,267,419 which approximates
cost for federal income tax purposes)—101.18%		19,839,267,419

Liabilities in excess of other assets—(1.18)%		(231,380,601)

Net assets—100.00%		$19,607,886,818

*	On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship, and the US Treasury guaranteed the debt issued by these organizations.
(1)	Interest rates shown are the discount rates at date of purchase.
(2)	Variable rate securities. The maturity dates reflect earlier of reset dates or stated maturity dates. The interest rates shown are the current rates as of April 30, 2009, and reset periodically.
(3)	Security, or portion thereof, was on loan at April 30, 2009.
(4)	The security detailed in the table below, which represents 1.99% of net assets, is considered liquid and restricted as of April 30, 2009.

Acquisition
			cost as a		Value as a
			percentage		percentage
Restricted	Acquisition	Acquisition	of net		of net
security	date(9)	cost	assets	Value	assets

Banc of America
Securities LLC,
0.700%, 05/01/09	04/30/09	$390,000,000	1.99%	$390,000,000	1.99%

(5)	The security detailed in the table below, which represents 1.33% of net assets, is considered illiquid and restricted as of April 30, 2009.

Acquisition
			cost as a		Value as a
			percentage		percentage
Restricted	Acquisition	Acquisition	of net		of net
security	date(9)	cost	assets	Value	assets

Metropolitan Life
Insurance Co. of CT.,
0.775%,05/01/09	04/01/09	$260,000,000	1.33%	$260,000,000	1.33%

(6)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 3.26% of net assets as of April 30, 2009, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

43

Prime Master Fund

Statement of net assets—April 30, 2009

(7)	Rate shown reflects yield at April 30, 2009.
(8)	The table below details Prime Master Fund’s transaction activity in an affiliated issuer during the year ended April 30, 2009.

Net income
		Purchases	Sales		earned from
		during the	during the		affiliate for the
Security	Value at	year ended	year ended	Value at	year ended
description	04/30/08	04/30/09	04/30/09	04/30/09	04/30/09

UBS Private
Money Market
Fund LLC	$234,656,346	$3,837,404,874	$3,969,245,220	$102,816,000	$524,475

(9)	Acquisition dates represent most recent reset dates on variable rate securities.
OEM	Original Equipment Manufacturer

Issuer breakdown by country of origin (unaudited)

Percentage of total investments

United States	75.7%

France	6.0

United Kingdom	4.2

Sweden	2.8

Canada	2.7

Germany	2.1

Japan	2.0

Norway	2.0

Netherlands	1.6

Switzerland	0.9

Total	100.0%

Weighted average maturity—36 days

On May 1, 2008, the Fund adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1—Quoted prices in active markets for identical investments.
Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.
Level 3—Unobservable inputs inclusive of the Fund’s own assumptions in determining the value of investments.

44

Prime Master Fund

Statement of net assets—April 30, 2009

The following is a summary of the inputs used as of April 30, 2009 in valuing the Fund’s investments:

	Quoted prices in	Significant
	active markets	other
	for identical	observable	Unobservable
	investments	inputs	inputs
	(Level 1)	(Level 2)	(Level 3)	Total

Investments, at value	$—	$19,579,267,419	$260,000,000	$19,839,267,419

The following is a rollforward of the Fund’s investments that used unobservable inputs (Leve l3) during the year ended April 30, 2009.

Investments,
at value

Beginning balance at 04/30/08	$150,000,000

Net purchases/(sales)	110,000,000

Accrued discounts/(premiums)	—

Total realized gain/(loss)	—

Total unrealized gain/(loss)	—

Net transfers in/(out) of Level 3	—

Ending balance at 04/30/09	$260,000,000

In April 2009, the FASB issued FASB Staff Position No.157-4,“Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly” (“FSP 157-4”). FSP 157-4 provides additional guidance for estimating fair value in accordance with FAS 157, when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate a transaction is not orderly. FSP 157-4 is effective for fiscal years and interim periods ending after June 15, 2009. Management is currently evaluating the impact the adoption of FSP 157-4 will have on the Fund’s financial statement disclosures.

See accompanying notes to financial statements

45

Treasury Master Fund

Statement of net assets—April 30, 2009

	Face
Security description	amount	Value

US government obligations—55.23%

US Cash Management Bills
0.140%, due 05/15/09(1)	$250,000,000	$249,986,389

0.240%, due 06/24/09(1)	100,000,000	99,964,000

1.430%, due 06/24/09(1)	150,000,000	149,678,250

0.415%, due 09/15/09(1)	100,000,000	99,842,260

0.470%, due 09/15/09(1)	75,000,000	74,865,854

US Treasury Bills
0.170%, due 05/07/09(1)	175,000,000	174,995,042

0.140%, due 05/14/09(1)	250,000,000	249,987,406

0.210%, due 05/14/09(1)	100,000,000	99,992,417

0.292%, due 05/14/09(1)	75,000,000	74,992,092

0.275%, due 05/21/09(1)	200,000,000	199,969,444

0.310%, due 05/21/09(1)	53,250,000	53,240,829

0.330%, due 05/21/09(1)	26,575,000	26,570,128

0.211%, due 05/28/09(1)	250,000,000	249,960,531

0.220%, due 05/28/09(1)	250,000,000	249,958,844

0.300%, due 05/28/09(1)	118,500,000	118,473,338

0.170%, due 06/04/09(1)	250,000,000	249,959,979

0.170%, due 06/04/09(1)	58,000,000	57,990,688

0.200%, due 06/11/09(1)	350,000,000	349,920,278

0.215%, due 06/11/09(1)	250,000,000	249,938,927

0.240%, due 06/11/09(1)	200,000,000	199,945,447

0.260%, due 07/02/09(1)	150,000,000	149,932,833

0.285%, due 07/02/09(1)	250,000,000	249,877,292

1.335%, due 07/02/09(1)	87,000,000	86,799,973

1.640%, due 07/02/09(1)	100,000,000	99,717,556

0.316%, due 07/23/09(1)	150,000,000	149,890,890

0.300%, due 07/30/09(1)	250,000,000	249,812,500

1.050%, due 07/30/09(1)	200,000,000	199,475,000

0.320%, due 08/13/09(1)	200,000,000	199,815,111

1.470%, due 08/27/09(1)	125,000,000	124,397,708

0.355%, due 09/17/09(1)	125,000,000	124,828,904

0.380%, due 09/24/09(1)	175,000,000	174,730,660

1.941%, due 09/24/09(1)	100,000,000	99,213,019

0.290%, due 10/08/09(1)	150,000,000	149,806,667

0.640%, due 10/22/09(1)	125,000,000	124,613,333

0.630%, due 11/19/09(1)	100,000,000	99,646,500

46

Treasury Master Fund

Statement of net assets—April 30, 2009

	Face
Security description	amount	Value

US government obligations—(concluded)

US Treasury Notes
4.875%, due 05/31/09	$150,000,000	$150,578,742

3.500%, due 08/15/09	25,000,000	25,243,674

4.875%, due 08/15/09	79,025,000	80,072,081

4.000%, due 08/31/09	90,000,000	91,105,326

Total US government obligations (cost—$5,909,789,912)		5,909,789,912

Repurchase agreements—44.73%

Repurchase agreement dated 04/30/09 with Banc of America
Securities LLC, 0.140% due 05/01/09, collateralized by
$1,390,624,200 US Treasury Notes, 1.375% to 1.875% due
03/15/12 to 04/30/14; (value—$1,377,000,018);
proceeds: $1,350,005,250	1,350,000,000	1,350,000,000

Repurchase agreement dated 04/30/09 with Barclays Bank
PLC, 0.160% due 05/01/09, collateralized by $536,740,700
US Treasury Bills, zero coupon due 10/22/09 and $831,900,100
US Treasury Notes, 1.500% due 10/31/10;
(value—$1,377,000,013); proceeds: $1,350,006,000	1,350,000,000	1,350,000,000

Repurchase agreement dated 04/30/09 with Deutsche Bank
Securities, Inc., 0.140% due 05/01/09, collateralized by
$169,933,000 US Cash Management Bills, zero coupon due
05/15/09, $374,789,000 US Treasury Bonds, 6.000% to 8.125%
due 08/15/19 to 02/15/26 and $675,159,300 US Treasury
Notes, 1.125% to 4.875% due 07/15/09 to 02/15/18;
(value—$1,363,026,010); proceeds: $1,336,305,197	1,336,300,000	1,336,300,000

Repurchase agreement dated 04/30/09 with Morgan Stanley &
Co., 0.110% due 05/01/09, collateralized by $3,577,000
US Treasury Bonds, 3.500% due 02/15/39 and $711,839,000
US Treasury Notes, 1.375% to 4.875% due 04/15/12 to
03/31/13; (value—$766,884,256); proceeds: $750,002,292	750,000,000	750,000,000

Repurchase agreement dated 04/30/09 with State Street
Bank & Trust Co., 0.010% due 05/01/09, collateralized by
$2,041 US Treasury Bills, zero coupon due 08/20/09 to
08/27/09; (value—$2,040); proceeds: $2,000	2,000	2,000

Total repurchase agreements (cost—$4,786,302,000)		4,786,302,000

Total investments (cost—$10,696,091,912 which approximates
cost for federal income tax purposes)—99.96%		10,696,091,912

Other assets in excess of liabilities—0.04%		3,805,416

Net assets—100.00%		$10,699,897,328

(1)	Interest rates shown are the discount rates at date of purchase.

Weighted average maturity—37 days

47

Treasury Master Fund

Statement of net assets—April 30, 2009

On May 1, 2008, the Fund adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1—Quoted prices in active markets for identical investments.
Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.
Level 3—Unobservable inputs inclusive of the Fund’s own assumptions in determining the value of investments.

The following is a summary of the inputs used as of April 30, 2009 in valuing the Fund’s investments:

	Quoted prices in	Significant
	active markets	other
	for identical	observable	Unobservable
	investments	inputs	inputs
	(Level 1)	(Level 2)	(Level 3)	Total

Investments, at value	$—	$10,696,091,912	$—	$10,696,091,912

In April 2009, the FASB issued FASB Staff Position No. 157-4,“Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly” (“FSP 157-4”). FSP 157-4 provides additional guidance for estimating fair value in accordance with FAS 157, when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate a transaction is not orderly. FSP 157-4 is effective for fiscal years and interim periods ending after June 15, 2009. Management is currently evaluating the impact the adoption of FSP 157-4 will have on the Fund’s financial statement disclosures.

See accompanying notes to financial statements

48

Tax-Free Master Fund

Statement of net assets—April 30, 2009

	Face
Security description	amount	Value

Municipal bonds and notes—87.04%

Alabama—0.79%
Montgomery Industrial Development Board Pollution Control &
Solid Waste District Refunding (General Electric Co. Project),
0.320%, VRD	$21,800,000	$21,800,000

Alaska—4.13%
Valdez Marine Terminal Revenue Refunding
(BP Pipelines, Inc. Project),
Series A,
0.350%, VRD	17,700,000	17,700,000

Series B,
0.350%, VRD	43,200,000	43,200,000

Series C,
0.350%, VRD	34,580,000	34,580,000

Valdez Marine Terminal Revenue Refunding
(Exxon Pipeline Co. Project),
Series A,
0.100%, VRD	1,100,000	1,100,000

Series B,
0.100%, VRD	13,400,000	13,400,000

Series C,
0.100%, VRD	4,505,000	4,505,000

		114,485,000

Arizona—0.97%
Arizona Board of Regents University Systems Revenue Refunding,
Series A,
0.330%, VRD	13,000,000	13,000,000

Pima County Industrial Development Authority Industrial
Revenue (Tucson Electric Power Co.),
0.440%, VRD	9,700,000	9,700,000

0.600%, VRD	3,750,000	3,750,000

Pima County Industrial Development Authority Industrial
Revenue (Tucson Electric Power Co.-Irvington Project),
0.600%, VRD	300,000	300,000

		26,750,000

California—0.64%
California Statewide Communities Development Authority
Revenue (Kaiser Permanente),
Series D,
0.200%, VRD	17,400,000	17,400,000

49

Tax-Free Master Fund

Statement of net assets—April 30, 2009

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

California—(concluded)
Metropolitan Water District Southern California
Waterworks Revenue,
Series B-2,
0.230%, VRD	$300,000	$300,000

		17,700,000

Colorado—1.06%
Aurora Water Improvement Revenue (JP Morgan PUTTERs,
Series 2010) (AMBAC Insured),
0.880%, VRD(1),(2)	12,075,000	12,075,000

Colorado Educational & Cultural Facilities Authority Revenue
(National Jewish Federation Board Program),
Series C-1,
0.500%, VRD	910,000	910,000

Series C-6,
0.500%, VRD	5,400,000	5,400,000

Colorado Educational & Cultural Facilities Revenue
(Nature Conservancy),
Series A,
0.500%, VRD	11,100,000	11,100,000

		29,485,000

Connecticut—0.67%
Connecticut State Health & Educational Facilities
Authority Revenue (Wesleyan University),
Series D,
0.400%, VRD	7,000,000	7,000,000

Connecticut State Housing Finance Authority
(CIL Realty, Inc.),
0.380%, VRD	1,600,000	1,600,000

Connecticut State (JP Morgan PUTTERs, Series 1170)
(FGIC Insured),
0.980%, VRD(1),(2)	9,925,000	9,925,000

		18,525,000

Delaware—0.24%
Delaware State,
Series C,
5.000%, due 07/01/09	6,750,000	6,785,833

50

Tax-Free Master Fund

Statement of net assets—April 30, 2009

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

District of Columbia—1.46%
District of Columbia Revenue (Field School Project),
Series A,
0.520%, VRD	$14,045,000	$14,045,000

District of Columbia Revenue (Pooled Loan Program),
Series A,
0.500%, VRD	7,000,000	7,000,000

District of Columbia University Revenue (Georgetown University),
Series B-2,
0.400%, VRD	9,640,000	9,640,000

District of Columbia,
Series C,
0.380%, VRD	9,640,000	9,640,000

		40,325,000

Florida—1.77%
Escambia County Health Facilities Authority Revenue
(Ascension Health Credit), Series A-2, (Pre-refunded with
US Government Securities to 11/15/09 @ 101),
6.000%, due 11/15/09	3,000,000	3,074,242

Jacksonville Sales Tax (Bank of America Austin Certificates,
Series 2008-3005X) (MBIA Insured),
1.130%, VRD(1),(2)	8,975,000	8,975,000

JEA Electric System Revenue,
Series Three B-2,
0.500%, VRD	37,060,000	37,060,000

		49,109,242

Georgia—3.88%
Atlanta Water & Wastewater Revenue,
0.470%, VRD	30,000,000	30,000,000

Forsyth County Water & Sewer Authority Revenue
(JP Morgan PUTTERs, Series 2253) (FSA Insured),
0.880%, VRD(1),(2)	9,750,000	9,750,000

Fulton County Development Authority Revenue
(Children’s Healthcare),
1.450%, VRD	14,000,000	14,000,000

Gainesville & Hall County Hospital Authority Revenue
Anticipation Certificates,
Series E,
0.500%, VRD	8,300,000	8,300,000

51

Tax-Free Master Fund

Statement of net assets—April 30, 2009

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

Georgia—(concluded)
Series F,
0.500%, VRD	$8,300,000	$8,300,000

Metropolitan Atlanta Rapid Transit Authority of Georgia
Sales Tax Revenue,
Series A,
0.750%, VRD	16,700,000	16,700,000

Private Colleges & Universities Authority Revenue (Emory University),
Series A, (Mandatory Put 07/07/09 @100),
1.750%, due 07/07/09	8,000,000	8,000,000

Series B,
0.200%, VRD	3,600,000	3,600,000

Series B-1,
0.210%, VRD	5,925,000	5,925,000

Series C5,
0.220%, VRD	3,000,000	3,000,000

		107,575,000

Idaho—0.66%
Idaho Tax Anticipation Notes,
3.000%, due 06/30/09	14,500,000	14,529,972

Power County Pollution Control Revenue (FMC Corp. Project),
0.500%, VRD	3,800,000	3,800,000

		18,329,972

Illinois—2.83%
Chicago Board of Education Refunding (Dedicated Revenues),
Series A-2,
0.500%, VRD	5,900,000	5,900,000

Chicago O’Hare International Revenue (Third Lien),
Series C,
0.500%, VRD	15,000,000	15,000,000

Chicago Wastewater Transmission Revenue Refunding,
Series C-1,
0.500%, VRD	12,000,000	12,000,000

Cook County Sales Tax Anticipation Notes,
3.000%, due 08/03/09	5,200,000	5,218,659

Cook County Township High School District No 211
Palatine & Schaumb Ltd. Tax (FSA Insured),
5.000%, due 12/01/09	1,160,000	1,183,871

52

Tax-Free Master Fund

Statement of net assets—April 30, 2009

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

Illinois—(concluded)
Illinois Development Finance Authority Revenue
(Evanston Northwestern),
Series B,
0.450%, VRD	$85,000	$85,000

Illinois Educational Facilities Authority Revenues
(ACI/Cultural Pooled Financing),
0.550%, VRD	14,680,000	14,680,000

Illinois Finance Authority Revenue (Advocate Health Care),
Subseries C2A,
0.440%, VRD	12,500,000	12,500,000

Illinois Finance Authority Revenue (Art Institute of Chicago),
Series B-2,
0.480%, VRD	3,300,000	3,300,000

Illinois Finance Authority Revenue (Carle Foundation),
Series B,
0.400%, VRD	1,800,000	1,800,000

McHenry County (Bank of America Austin Certificates,
Series 2008-3025X) (FSA Insured),
0.930%, VRD(1),(2)	6,600,000	6,600,000

		78,267,530

Indiana—2.26%
Indianapolis Local Public Improvement Bond Bank
(JP Morgan PUTTERs, Series 2080) (MBIA Insured),
0.880%, VRD(1),(2)	4,690,000	4,690,000

Indiana State Finance Authority Revenue (Ascension Health),
Series CR-E-1,
0.360%, VRD	11,400,000	11,400,000

Series CR-E-3,
0.250%, VRD	16,600,000	16,600,000

Mount Vernon Industrial Pollution Control & Solid Waste
Disposal Revenue (General Electric Co. Project),
0.320%, VRD	13,600,000	13,600,000

Purdue University Revenues (Student Fee),
Series S,
0.180%, VRD	3,135,000	3,135,000

Saint Joseph County Industrial Educational Facilities Revenue
(University of Notre Dame Du Lac Project),
0.370%, VRD	13,225,000	13,225,000

		62,650,000

53

Tax-Free Master Fund

Statement of net assets—April 30, 2009

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

Iowa—0.16%
Iowa State School Cash Anticipation Program
(Iowa School Corps.),
Series B,
3.000%, due 01/21/10	$4,500,000	$4,571,289

Kentucky—1.48%
Christian County Association of County’s
Leasing Trust Lease Program,
Series A,
0.450%, VRD	1,905,000	1,905,000

Kentucky Asset Liability Commission General Fund Revenue
Tax & Revenue Anticipation Notes,
Series A,
3.000%, due 06/25/09	13,000,000	13,023,481

Pendleton County Multi-County Lease Revenue
(Associated Counties Leasing Program),
0.600%, VRD	7,000,000	7,000,000

Shelby County Lease Revenue,
Series A,
0.450%, VRD	14,095,000	14,095,000

Williamstown League of Cities Funding Trust Lease Revenue,
Series A,
0.520%, VRD	4,975,000	4,975,000

		40,998,481

Maine—0.11%
Maine Health & Higher Educational Facilities Authority Revenue
(JP Morgan PUTTERs, Series 1973) (AMBAC Insured),
0.880%, VRD(1),(2)	2,990,000	2,990,000

Maryland—2.64%
Maryland Economic Development Corp. Revenue
(Baltimore Symphony Trust),
0.500%, VRD	2,500,000	2,500,000

Maryland Economic Development Corp. Revenue
(Providence Center, Inc. Facility),
0.500%, VRD	2,905,000	2,905,000

Maryland Economic Development Corp. Revenue Refunding
(Howard Hughes Medical),
Series B,
0.250%, VRD	14,000,000	14,000,000

54

Tax-Free Master Fund

Statement of net assets—April 30, 2009

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

Maryland—(concluded)
Maryland Health & Higher Educational Facilities Authority
Revenue (John Hopkins Health System),
Series A,
0.400%, VRD	$1,000,000	$1,000,000

Maryland Health & Higher Educational Facilities Authority
Revenue (John Hopkins University),
Series A,
0.350%, VRD	4,000,000	4,000,000

Series B,
0.320%, VRD	21,730,000	21,730,000

Maryland Health & Higher Educational Facilities Authority
Revenue (University of Maryland Medical Systems),
Series C,
0.500%, VRD	5,000,000	5,000,000

Washington Suburban Sanitation District Bond Anticipation Notes,
Series A,
0.500%, VRD	14,615,000	14,615,000

Series A-7,
0.500%, VRD	7,500,000	7,500,000

		73,250,000

Massachusetts—6.54%
Bedford Bond Anticipation Notes,
2.500%, due 07/24/09	12,149,000	12,176,540

Massachusetts (Central Artery),
Series A,
0.500%, VRD	10,000,000	10,000,000

Massachusetts Development Finance Agency Revenue
(Boston University),
Series U-3,
0.300%, VRD	5,560,000	5,560,000

Series U-6E,
0.170%, VRD	13,500,000	13,500,000

Massachusetts Development Finance Agency Revenue
(Harvard University),
Series HH,
0.320%, VRD	4,250,000	4,250,000

55

Tax-Free Master Fund

Statement of net assets—April 30, 2009

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

Massachusetts—(continued)
Massachusetts Development Finance Agency Revenue
(Simmons College),
Series G,
0.300%, VRD	$4,500,000	$4,500,000

Massachusetts Health & Educational Facilities Authority Revenue
(Citigroup ROCS RR-II-R-11585),
0.710%, VRD(1),(2)	10,000,000	10,000,000

Massachusetts Health & Educational Facilities Authority
Revenue (Harvard University),
Series L,
0.100%, VRD	7,990,000	7,990,000

Series Y,
0.320%, VRD	14,730,000	14,730,000

Massachusetts Health & Educational Facilities Authority
Revenue (Henry Heywood),
Series C,
0.520%, VRD	3,000,000	3,000,000

Massachusetts Health & Educational Facilities Authority
Revenue (Massachusetts Institute of Technology),
Series J-1,
0.200%, VRD	4,700,000	4,700,000

Massachusetts Health & Educational Facilities Authority
Revenue (Partners Healthcare Systems),
Series D-1,
0.300%, VRD	4,500,000	4,500,000

Series D-3,
0.280%, VRD	5,000,000	5,000,000

Massachusetts Health & Educational Facilities Authority
Revenue (Pooled Loan Program),
Series N,
0.520%, VRD	11,000,000	11,000,000

Massachusetts Health & Educational Facilities Authority
Revenue (Tufts University),
Series G,
0.280%, VRD	18,750,000	18,750,000

Series N-1,
0.450%, VRD	2,700,000	2,700,000

56

Tax-Free Master Fund

Statement of net assets—April 30, 2009

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

Massachusetts—(concluded)
Massachusetts Health & Educational Facilities Authority
Revenue (Wellesley College),
Series I,
0.300%, VRD	$7,375,000	$7,375,000

Massachusetts Revenue Anticipation Notes,
Series C,
4.000%, due 05/29/09	4,000,000	4,005,447

Massachusetts State Refunding,
Series A,
0.550%, VRD	29,555,000	29,555,000

Series B,
0.550%, VRD	8,000,000	8,000,000

		181,291,987

Michigan—3.99%
Kent Hospital Finance Authority Revenue Refunding
(Spectrum Health),
Series B-2,
0.500%, VRD	25,000,000	25,000,000

Michigan Municipal Bond Authority Revenue Bond
Anticipation Notes (State Clean Water),
3.000%, due 07/15/09	6,000,000	6,026,096

Michigan State Hospital Finance Authority Revenue
(Ascension Health Senior Credit),
Series B-2,
0.250%, VRD	4,000,000	4,000,000

Series B-3,
0.360%, VRD	7,800,000	7,800,000

Series B-4,
0.250%, VRD	10,500,000	10,500,000

Series B-6,
0.250%, VRD	10,000,000	10,000,000

Michigan State Hospital Finance Authority Revenue
(Trinity Health Credit),
Series E,
0.200%, VRD	11,000,000	11,000,000

Michigan State Hospital Finance Authority Revenue Refunding
(Mclaren Health Care),
Series B,
0.450%, VRD	17,050,000	17,050,000

57

Tax-Free Master Fund

Statement of net assets—April 30, 2009

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

Michigan—(concluded)
University of Michigan University Revenues (Hospital),
Series A,
0.340%, VRD	$3,000,000	$3,000,000

University of Michigan University Revenues Refunding (Hospital),
Series A-2,
0.340%, VRD	1,600,000	1,600,000

University of Michigan University Revenues Refunding
(Medical Service Plan),
Series A-1,
0.340%, VRD	14,465,000	14,465,000

		110,441,096

Minnesota—0.92%
Midwest Consortium of Municipal Utilities Revenue
(Draw Down-Association Financing Program),
Series B,
0.470%, VRD	1,585,000	1,585,000

Rochester Health Care Facilities Revenue (Mayo Clinic),
Series B,
0.350%, VRD	6,250,000	6,250,000

Series D, (Mandatory Put 04/01/10 @ 100),
0.700%, due 04/01/10	3,000,000	3,000,000

University of Minnesota Refunding,
Series A,
0.300%, VRD	14,800,000	14,800,000

		25,635,000

Mississippi—0.10%
Mississippi Business Finance Corp. Gulf Opportunity Zone
(Chevron USA, Inc. Project),
Series A,
0.300%, VRD	400,000	400,000

Series B,
0.700%, VRD	2,500,000	2,500,000

		2,900,000

Missouri—2.87%
Curators University of Missouri Systems Facilities Revenue,
Series B,
0.360%, VRD	4,700,000	4,700,000

58

Tax-Free Master Fund

Statement of net assets—April 30, 2009

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

Missouri—(concluded)
Missouri State Health & Educational Facilities Authority
Health Facilities Revenue (BJC Health Systems),
Series C,
0.200%, VRD	$5,000,000	$5,000,000

Series E,
0.220%, VRD	35,300,000	35,300,000

St. Joseph Industrial Development Authority Health Facilities
Revenue (Heartland Regional Medical Center),
Series A,
0.410%, VRD	6,000,000	6,000,000

University of Missouri Revenue (System Facilities),
Series A,
0.450%, VRD	23,275,000	23,275,000

Series B,
0.450%, VRD	5,100,000	5,100,000

		79,375,000

Montana—0.74%
Forsyth Pollution Control Revenue Refunding
(PacifiCorp Project),
0.600%, VRD	17,500,000	17,500,000

Montana Facility Finance Authority Revenue
(Sisters of Charity Health Systems),
0.440%, VRD	2,900,000	2,900,000

		20,400,000

Nebraska—0.36%
Lancaster County Hospital Authority No.1 Hospital Revenue
Refunding (Bryanlgh Medical Center),
Series B-1,
0.520%, VRD	10,000,000	10,000,000

Nevada—0.25%
Clark County (Citigroup ROCS, Series RR-II R-11507),
0.640%, VRD(1),(2)	2,800,000	2,800,000

Reno Hospital Revenue Refunding
(Renown Regular Medical Center),
Series A,
0.400%, VRD	4,000,000	4,000,000

		6,800,000

59

Tax-Free Master Fund

Statement of net assets—April 30, 2009

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

New Hampshire—0.51%
New Hampshire Health & Educational Facilities
Authority Revenue (Dartmouth College),
0.280%, VRD	$7,845,000	$7,845,000

Series A,
0.450%, VRD	6,300,000	6,300,000

		14,145,000

New Mexico—1.35%
Bernalillo County Tax & Revenue Anticipation Notes,
3.000%, due 06/30/09	8,000,000	8,016,412

Hurley Pollution Control Revenue Updates (Kennecott Santa Fe),
0.350%, VRD	18,700,000	18,700,000

New Mexico Finance Authority Transportation
Revenue Refunding (Sub Lien),
Subseries B-1,
0.400%, VRD	10,700,000	10,700,000

		37,416,412

New York—4.58%
New York City Housing Development Corp. Multi-Family
Mortgage Revenue (The Crest),
Series A,
0.380%, VRD	13,700,000	13,700,000

New York City Municipal Finance Authority Water & Sewer
Systems Revenue (Citigroup ROCS, Series RR-II-R-11264),
0.630%, VRD(1),(2)	5,485,000	5,485,000

New York City Municipal Water Finance Authority Water &
Sewer Systems Revenue (2nd Generation Resolution),
Series AA-3,
1.920%, VRD	39,950,000	39,950,000

New York City Municipal Water Finance Authority Water &
Sewer Systems Revenue,
Subseries B-3,
0.450%, VRD	5,800,000	5,800,000

New York City Transitional Finance Authority Revenue
(JP Morgan PUTTERs, Series 3267) (FGIC Insured),
0.880%, VRD(1),(2)	20,440,000	20,440,000

New York Dormitory Authority Revenues Non State Supported
Debt (Rockefeller University),
Series B,
0.210%, VRD	9,500,000	9,500,000

60

Tax-Free Master Fund

Statement of net assets—April 30, 2009

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

New York—(concluded)
New York,
Subseries J-5,
0.950%, VRD	$29,300,000	$29,300,000

Subseries L-5,
0.950%, VRD	2,800,000	2,800,000

		126,975,000

North Carolina—5.42%
Charlotte Water & Sewer System Revenue,
Series B,
0.470%, VRD	30,000,000	30,000,000

Mecklenburg County Certificates of Participation,
0.500%, VRD	3,860,000	3,860,000

Series A,
0.450%, VRD	1,555,000	1,555,000

Mecklenburg County,
Series B,
0.470%, VRD	8,970,000	8,970,000

North Carolina Capital Facilities Finance Agency Educational
Facilities Revenue (Warren Wilson College),
0.500%, VRD	8,500,000	8,500,000

North Carolina Educational Facilities Finance Agency Revenue
(Duke University Project),
Series A,
0.200%, VRD	3,415,000	3,415,000

North Carolina Medical Care Commission Health Care
Facilities Revenue (First Health Carolinas),
Series B,
0.470%, VRD	5,105,000	5,105,000

North Carolina (Public Improvement),
Series G,
0.270%, VRD	18,545,000	18,545,000

Raleigh Certificates of Participation (Downtown
Improvement Project),
Series B-1,
0.460%, VRD	30,000,000	30,000,000

University of North Carolina Hospital Chapel Hill Revenue,
Series B,
0.450%, VRD	24,735,000	24,735,000

61

Tax-Free Master Fund

Statement of net assets—April 30, 2009

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

North Carolina—(concluded)
University of North Carolina Revenues
(Citigroup ROCS, Series RR-II-R-11292),
0.640%, VRD(1),(2)	$3,080,000	$3,080,000

Wake County,
Series A,
0.460%, VRD	10,000,000	10,000,000

Series B,
0.470%, VRD	2,300,000	2,300,000

		150,065,000

Ohio—6.00%
Cleveland-Cuyahoga County Port Authority Revenue
(Carnegie/89th Garage Project),
0.380%, VRD	3,000,000	3,000,000

Columbus Sewer Revenue (JP Morgan PUTTERs, Series 2456),
0.560%, VRD(1),(2)	2,800,000	2,800,000

Columbus Sewer Revenue,
Series B,
0.280%, VRD	3,530,000	3,530,000

Montgomery County Revenue (Catholic Health),
Series B-1,
0.410%, VRD	20,300,000	20,300,000

Ohio (Common Schools),
Series D,
0.380%, VRD	20,000,000	20,000,000

Ohio Economic Development Revenue
(YMCA Greater Cincinnati Project),
0.430%, VRD	4,115,000	4,115,000

Ohio Higher Educational Facilities Commission Revenue
(JP Morgan PUTTERs, Series 3244Z),
0.560%, VRD(1),(2)	3,695,000	3,695,000

Ohio Higher Educational Facility Commission Revenue
(Cleveland Clinic),
Series B-3,
0.350%, VRD	18,975,000	18,975,000

Ohio Refunding Infrastructure Improvement,
Series B,
0.380%, VRD	10,000,000	10,000,000

62

Tax-Free Master Fund

Statement of net assets—April 30, 2009

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

Ohio—(concluded)
Ohio University General Receipts,
Series B,
0.200%, VRD	$39,600,000	$39,600,000

Ohio Water Development Authority Pollution Control
Facilities Revenue Refunding (FirstEnergy General Corp.),
Series A,
0.450%, VRD	6,135,000	6,135,000

Ohio Water Development Authority Pollution Control Facilities
Revenue Refunding (FirstEnergy Nuclear),
Series B,
0.450%, VRD	34,200,000	34,200,000

		166,350,000

Oklahoma—0.52%
Oklahoma City Industrial & Cultural Facilities Trust Educational
Facilities Revenue (Oklahoma City University Project),
0.500%, VRD	14,300,000	14,300,000

Oregon—1.40%
Oregon Facilities Authority Revenue
(Lewis & Clark College Project),
Series A,
0.530%, VRD	9,805,000	9,805,000

Oregon Facilities Authority Revenue (Peacehealth),
Series A,
0.400%, VRD	12,785,000	12,785,000

Series B,
0.400%, VRD	11,145,000	11,145,000

Oregon Tax Anticipation Notes,
Series A,
3.000%, due 06/30/09	5,000,000	5,010,500

		38,745,500

Pennsylvania—2.67%
Allegheny County Higher Education Building Authority
University Revenue (Carnegie Mellon University),
0.370%, VRD	19,800,000	19,800,000

Allegheny County Higher Education Building Authority
University Revenue Refunding (Carnegie Mellon University),
0.370%, VRD	5,900,000	5,900,000

63

Tax-Free Master Fund

Statement of net assets—April 30, 2009

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

Pennsylvania—(concluded)
Allegheny County Industrial Development Authority Revenue
(United Jewish Federation),
Series B,
0.480%, VRD	$3,065,000	$3,065,000

Butler County Hospital Authority Hospital Revenue
(Butler Health System Project),
Series A,
0.500%, VRD	4,500,000	4,500,000

Emmaus General Authority Revenue,
Subseries F-22,
0.400%, VRD	2,800,000	2,800,000

Geisinger Authority Health Systems (Geisinger Health Systems),
Series C,
0.400%, VRD	9,485,000	9,485,000

Lackawanna County Industrial Development Authority
Revenue (Scranton Preparation School Project),
0.470%, VRD	7,870,000	7,870,000

Luzerne County,
0.480%, VRD	2,760,000	2,760,000

Montgomery County,
Series A,
0.370%, VRD	3,500,000	3,500,000

Pennsylvania Higher Educational Facilities Authority Revenue
(St. Joseph’s University),
Series C,
0.430%, VRD	2,550,000	2,550,000

University of Pittsburgh of the Commonwealth Systems of
Higher Education Refunding (University Capital Project),
Series A,
2.500%, due 09/15/09	3,600,000	3,622,121

Washington County Authority Revenue Refunding
(University of Pennsylvania),
0.200%, VRD	5,215,000	5,215,000

Wilkes Barre,
Series B,
0.480%, VRD	2,840,000	2,840,000

		73,907,121

64

Tax-Free Master Fund

Statement of net assets—April 30, 2009

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

Rhode Island—0.21%
Rhode Island Industrial Facilities Corp. Marine Terminal
Revenue Refunding (ExxonMobil Project),
0.100%, VRD	$690,000	$690,000

Rhode Island State & Providence Plantations
Tax Anticipation Notes,
3.500%, due 06/30/09	5,000,000	5,010,587

		5,700,587

South Carolina—0.17%
South Carolina Jobs-Economic Development Authority Economic
Development Revenue Refunding (Bon Secours Health),
Series D,
0.500%, VRD	4,700,000	4,700,000

Tennessee—1.91%
Blount County Health & Educational Facilities Board Revenue
(Maryville College Project),
0.500%, VRD	7,600,000	7,600,000

Knox County Health Educational & Housing Facilities Board
Hospital Facilities Revenue (Catholic Healthcare),
Series B,
0.530%, VRD	8,000,000	8,000,000

Metropolitan Government Nashville & Davidson County Health &
Educational Facilities Board Revenue (Vanderbilt University),
Series A,
0.200%, VRD	12,160,000	12,160,000

Shelby County Public Improvement and School,
Series B,
0.450%, VRD	25,285,000	25,285,000

		53,045,000

Texas—13.55%
Alamo Community College District (Citigroup ROCS),
Series RR-II-R-11406 (BHAC-CR MBIA Insured),
0.920%, VRD(1),(2)	9,575,000	9,575,000

Series RR-II-R-883WF (FGIC Insured),
0.680%, VRD(1),(2)	7,750,000	7,750,000

Austin Water & Wastewater Systems Revenue Refunding,
1.500%, VRD	12,000,000	12,000,000

Dallas Waterworks & Sewer Systems Revenue
(JP Morgan PUTTERs, Series 1800B) (AMBAC Insured),
0.880%, VRD(1),(2)	1,515,000	1,515,000

65

Tax-Free Master Fund

Statement of net assets—April 30, 2009

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

Texas—(continued)
Gulf Coast Waste Disposal Authority Pollution Control
Revenue Refunding (AMOCO Oil),
0.140%, VRD	$240,000	$240,000

Harris County Cultural Education Facilities Finance Corp.
Revenue (Methodist Hospital),
Subseries C-1,
0.350%, VRD	12,900,000	12,900,000

Subseries C-2,
0.350%, VRD	15,500,000	15,500,000

Subseries C-3,
0.350%, VRD	14,100,000	14,100,000

Subseries C-4,
0.350%, VRD	700,000	700,000

Harris County Health Facilities Development Corp. Revenue
Refunding (Methodist Hospital Systems),
Series A-1,
0.350%, VRD	8,500,000	8,500,000

Harris County Health Facilities Development Corp. Revenue
Refunding (St. Luke’s Espiscopal),
Series A,
0.380%, VRD	10,000,000	10,000,000

Houston Higher Education Finance Corp. Higher Education
Revenue Refunding (Rice University Project),
Series A,
0.440%, VRD	4,770,000	4,770,000

Series B,
0.380%, VRD	6,700,000	6,700,000

Houston Higher Education Finance Corp. Higher Education
Revenue (Rice University Project),
Series A,
0.250%, VRD	5,030,000	5,030,000

Lower Neches Valley Authority Industrial Development Corp.
Exempt Facilities Revenue Refunding (ExxonMobil Project),
Series A,
0.140%, VRD	1,900,000	1,900,000

Port Arthur Navigation District Refunding (Texaco, Inc. Project),
0.450%, VRD	20,500,000	20,500,000

San Antonio Electric & Gas (Systems-Junior Lien),
0.550%, VRD	4,000,000	4,000,000

66

Tax-Free Master Fund

Statement of net assets—April 30, 2009

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

Texas—(continued)
San Antonio Hotel Occupancy Revenue Refunding (Sub Lien),
0.480%, VRD	$35,000,000	$35,000,000

Tarrant County Cultural Education Facilities Finance Corp.
Revenue (Texas Health Resources),
Series B,
0.200%, VRD	5,325,000	5,325,000

Texas (Citigroup ROCS, Series RR-II-R-11184),
0.640%, VRD(1),(2)	6,210,000	6,210,000

Texas (JP Morgan PUTTERs),
Series 2491,
0.560%, VRD(1),(2)	2,285,000	2,285,000

Series 2492,
0.560%, VRD(1),(2)	4,300,000	4,300,000

Series 2615,
0.560%, VRD(1),(2)	8,400,000	8,400,000

Series 3238,
0.560%, VRD(1),(2)	2,165,000	2,165,000

Texas State (Bank of America Austin Certificates,
Series 2008-1053),
0.580%, VRD(1),(2)	6,670,000	6,670,000

Texas State Transportation Commission Revenue
(JP Morgan PUTTERs, Series 2563),
0.560%, VRD(1),(2)	3,330,000	3,330,000

Texas Tax & Revenue Anticipation Notes,
3.000%, due 08/28/09	85,000,000	85,379,708

Texas Water Development Board Revenue Refunding
(State Revolving-Sub Lien),
Series A,
0.380%, VRD	3,900,000	3,900,000

University of Texas Permanent University Fund System,
Series A,
0.250%, VRD	12,270,000	12,270,000

University of Texas University Revenues (Financing Systems),
Series B,
0.200%, VRD	17,270,000	17,270,000

Series B,
0.280%, VRD	23,200,000	23,200,000

67

Tax-Free Master Fund

Statement of net assets—April 30, 2009

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

Texas—(concluded)
University of Texas University Revenues Refunding
(Financing Systems),
Series B,
0.290%, VRD	$24,020,000	$24,020,000

		375,404,708

Utah—0.50%
Weber County Hospital Revenue (IHC Health Services),
Series C,
0.500%, VRD	13,800,000	13,800,000

Virginia—2.44%
Hanover County Economic Development Authority Revenue
Refunding (Bon Secours Health),
Series D-1,
0.500%, VRD	4,700,000	4,700,000

Loudoun County Industrial Development Authority Revenue
(Howard Hughes Medical),
Series B,
0.320%, VRD	1,600,000	1,600,000

Series D,
0.250%, VRD	3,325,000	3,325,000

Norfolk Economic Development Authority Hospital Facilities
Revenue Refunding (Sentara Healthcare),
Series C,
0.270%, VRD	6,000,000	6,000,000

University of Virginia University Revenues (General),
Series A,
0.200%, VRD	9,290,000	9,290,000

Virginia Small Business Financing Authority Revenue Refunding
(Children’s Hospital Kings),
0.470%, VRD	20,000,000	20,000,000

Virginia Small Business Financing Authority Revenue
(Virginia Museum of Fine Arts Foundation),
0.470%, VRD	22,675,000	22,675,000

		67,590,000

Washington—3.41%
Central Puget Sound Regional Transportation Authority
Sales & Use Tax Revenue (JP Morgan PUTTERs, Series 2643Z),
0.560%, VRD(1),(2)	4,995,000	4,995,000

68

Tax-Free Master Fund

Statement of net assets—April 30, 2009

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

Washington—(continued)
Energy Northwest Electric Revenue (JP Morgan PUTTERs,
Series 1282) (AMBAC-TCRs Insured),
0.880%, VRD(1),(2)	$14,150,000	$14,150,000

Energy Northwest Electric Revenue Refunding (Project No. 3),
Series E,
0.330%, VRD	1,300,000	1,300,000

King County Sewer Revenue (Barclays Capital Municipal Trust
Receipts, Series 1W) (AGC-ICC Insured),
0.580%, VRD(1),(2)	3,000,000	3,000,000

King County Sewer Revenue (Junior Lien),
Series A,
0.460%, VRD	7,280,000	7,280,000

Seattle Water System Revenue (Morgan Stanley Floater
Certificates, Series 2170) (FSA Insured),
0.510%, VRD(1),(2)	5,085,000	5,085,000

Snohomish County Public Utility District No. 001
Electric Revenue System (2nd Series Notes),
Series A,
2.000%, due 05/26/10(3)	5,000,000	5,074,850

University of Washington University Revenues
(Bank of America Austin Certificates, Series 2007-1016)
(AMBAC Insured),
1.130%, VRD(1),(2)	5,000,000	5,000,000

Washington Health Care Facilities Authority Revenue
(Catholic Health),
Series A-4,
0.200%, VRD	18,900,000	18,900,000

Washington Health Care Facilities Authority Revenue
(Swedish Health Services),
0.700%, VRD	6,505,000	6,505,000

Washington Housing Finance Commission Nonprofit Revenue
(YMCA Tacoma Pierce County Project),
0.430%, VRD	7,450,000	7,450,000

Washington Motor Vehicle Fuel Tax
5.000%, due 07/01/09	5,810,000	5,841,608

Washington State (Citigroup ROCS)
Series RR-II-R-11298 (FSA Insured),
0.970%, VRD(1),(2)	4,975,000	4,975,000

69

Tax-Free Master Fund

Statement of net assets—April 30, 2009

	Face
Security description	amount	Value

Municipal bonds and notes—(concluded)

Washington—(concluded)
Series RR-II-R-12220,
0.630%, VRD(1),(2)	$4,800,000	$4,800,000

		94,356,458

Wisconsin—0.45%
Oneida Tribe of Indians Health Facility Revenue,
0.500%, VRD	5,880,000	5,880,000

Wisconsin Health & Educational Facilities Authority Revenue
(Jewish Home & Care Center),
0.480%, VRD	6,500,000	6,500,000

		12,380,000

Wyoming—0.43%
Sublette County Pollution Control Revenue (Exxon Project),
0.200%, VRD	3,200,000	3,200,000

Sweetwater County Pollution Control Revenue Refunding
(PacifiCorp Project),
Series A,
0.470%, VRD	3,700,000	3,700,000

Series B,
0.400%, VRD	600,000	600,000

Uinta County Pollution Control Revenue Refunding
(AMOCO Project),
0.140%, VRD	4,400,000	4,400,000

		11,900,000

Total municipal bonds and notes (cost—$2,411,221,216)		2,411,221,216

Tax-exempt commercial paper—8.47%

California—1.37%
Kaiser Permanente,
0.600%, due 05/07/09	10,000,000	10,000,000

Los Angeles County Capital Asset Leasing Corp.,
0.500%, due 06/02/09	12,100,000	12,100,000

Orange County Teeter Plan,
1.350%, due 05/07/09	12,200,000	12,200,000

PacifiCorp,
0.600%, due 07/10/09	3,775,000	3,775,000

		38,075,000

70

Tax-Free Master Fund

Statement of net assets—April 30, 2009

	Face
Security description	amount	Value

Tax-exempt commercial paper—(continued)

Illinois—0.35%
Illinois Educational Facilities Authority Revenue,
0.550%, due 06/01/09	$5,128,000	$5,128,000

0.550%, due 06/19/09	4,500,000	4,500,000

		9,628,000

Maryland—1.08%
Baltimore County,
0.500%, due 06/11/09	25,000,000	25,000,000

0.550%, due 07/10/09	5,000,000	5,000,000

		30,000,000

Massachusetts—0.19%
Harvard University,
0.350%, due 06/19/09	5,184,000	5,184,000

Minnesota—0.64%
Mayo Clinic,
0.600%, due 06/01/09	17,600,000	17,600,000

Nebraska—0.18%
Omaha Public Power District,
0.650%, due 06/11/09	5,000,000	5,000,000

North Carolina—0.19%
Duke University,
0.500%, due 06/12/09	5,300,000	5,300,000

Ohio—0.99%
Cleveland Clinic,
0.580%, due 05/01/09	10,000,000	10,000,000

0.350%, due 05/06/09	17,300,000	17,300,000

		27,300,000

Texas—1.83%
City of Houston,
0.600%, due 05/07/09	6,800,000	6,800,000

Dallas Water & Sewer,
0.450%, due 07/10/09	14,384,000	14,384,000

Harris County Flood District,
0.700%, due 06/01/09	16,260,000	16,260,000

0.550%, due 06/01/09	6,100,000	6,100,000

Texas Public Finance Authority,
0.500%, due 06/12/09	7,100,000	7,100,000

		50,644,000

71

Tax-Free Master Fund

Statement of net assets—April 30, 2009

	Face
Security description	amount	Value

Tax-exempt commercial paper—(concluded)

Vermont—0.45%
University of Vermont,
0.600%, due 05/05/09	$6,325,000	$6,325,000

0.600%, due 05/07/09	6,265,000	6,265,000

		12,590,000

Virginia—0.36%
University of Virginia,
0.400%, due 06/19/09	10,000,000	10,000,000

Washington—0.84%
King County Sewer Revenue,
0.550%, due 05/04/09	6,400,000	6,400,000

Port of Seattle,
0.400%, due 05/14/09	3,000,000	3,000,000

0.550%, due 05/14/09	13,810,000	13,810,000

		23,210,000

Total tax-exempt commercial paper (cost—$234,531,000)		234,531,000

Money market funds(4)—4.15%

AIM Tax Free Investments,
0.530%	7,900,000	7,900,000

Blackrock Provident Municipal Fund,
0.776%	107,000,000	107,000,000

Total money market funds (cost—$114,900,000)		114,900,000

Total investments (cost—$2,760,652,216 which approximates
cost for federal income tax purposes)—99.66%		2,760,652,216

Other assets in excess of liabilities—0.34%		9,387,951

Net assets—100.00%		$2,770,040,167

(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 7.13% of net assets as of April 30, 2009, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(2)	The Fund does not directly own the municipal security indicated; the Fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security. The special purpose entity permits the Fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates).

(3)	Security purchased on a when-issued basis. When issued refers to a transaction made conditionally because a security, although authorized, has not yet been issued.

(4)	Rates shown reflect yield at April 30, 2009.

72

Tax-Free Master Fund

Statement of net assets—April 30, 2009

AGC	Associated General Contrators
AMBAC	American Municipal Bond Assurance Corporation
BHAC	Berkshire Hathaway Assurance Corporation
CR	Custodial Receipts
FGIC	Financial Guaranty Insurance Company
FSA	Financial Security Assurance
ICC	International Code Council
MBIA	MBIA, Inc.
PUTTERs	Puttable Tax-Exempt Receipts
ROCS	Reset Option Certificates
TCRs	Transferable Custodial Receipts
VRD	Variable rate demand notes are payable on demand. The interest rates shown are the current rates as of April 30, 2009 and reset periodically.

Weighted average maturity—14 days

On May 1, 2008, the Fund adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1—Quoted prices in active markets for identical investments.
Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.
Level 3—Unobservable inputs inclusive of the Fund’s own assumptions in determining the value of investments.

The following is a summary of the inputs used as of April 30, 2009 in valuing the Fund’s investments:

	Quoted prices in	Significant
	active markets	other
	for identical	observable	Unobservable
	investments	inputs	inputs
	(Level 1)	(Level 2)	(Level 3)	Total

Investments, at value	$—	$2,760,652,216	$—	$2,760,652,216

In April 2009, the FASB issued FASB Staff Position No. 157-4, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly” (“FSP 157-4”). FSP 157-4 provides additional guidance for estimating fair value in accordance with FAS 157, when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate a transaction is not orderly. FSP 157-4 is effective for fiscal years and interim periods ending after June 15, 2009. Management is currently evaluating the impact the adoption of FSP 157-4 will have on the Fund’s financial statement disclosures.

See accompanying notes to financial statements

73

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

(Note: The expense information provided in this section is relevant for direct investors in the Master Funds. Investors in related “feeder funds” should instead focus on separate expense examples relevant to the particular feeder funds; the expense examples for the feeder funds will reflect their proportionate share of the corresponding Master Funds’ expenses.)

Understanding a Master Fund’s expenses (unaudited)
As an owner of a Master Fund, an investor such as a feeder fund incurs ongoing costs, including management fees and other Master Fund expenses. These examples are intended to help you understand a Master Fund investor’s ongoing costs (in dollars) of investing in a Master Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples below are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, November 1, 2008 to April 30, 2009.

Actual expenses
The first line in the table below for each Master Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes
The second line in the table below for each Master Fund provides information about hypothetical account values and hypothetical expenses based on the Master Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Master Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Master Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

74

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Understanding a Master Fund’s expenses (unaudited) (continued)
Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line in the table for each Master Fund is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, if those other funds impose transactional costs - for example, exchange fees. In addition, if those transactional costs were included, your costs for those other funds would have been higher.

75

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Understanding a Master Fund’s expenses (unaudited) (concluded)

Prime Master Fund

	Beginning		Expenses paid
	account value	Ending	during period(1)	Expense ratio
	November 1,	account value	11/01/08 to	during the
	2008	April 30, 2009	04/30/09	period

Actual	$1,000.00	$1,006.90	$0.50	0.10%

Hypothetical
(5% annual return
before expenses)	1,000.00	1,024.30	0.50	0.10

Treasury Master Fund

	Beginning		Expenses paid
	account value	Ending	during period(1)	Expense ratio
	November 1,	account value	11/01/08 to	during the
	2008	April 30, 2009	04/30/09	period

Actual	$1,000.00	$1,001.70	$0.50	0.10%

Hypothetical
(5% annual return
before expenses)	1,000.00	1,024.30	0.50	0.10

Tax-Free Master Fund

	Beginning		Expenses paid
	account value	Ending	during period(1)	Expense ratio
	November 1,	account value	11/01/08 to	during the
	2008	April 30, 2009	04/30/09	period

Actual	$1,000.00	$1,003.10	$0.40	0.08%

Hypothetical
(5% annual return
before expenses)	1,000.00	1,024.40	0.40	0.08

(1)	Expenses are equal to the Master Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 181 divided by 365 (to reflect the one-half year period).

76

Prime Master Fund

Portfolio characteristics at a glance (unaudited)

Characteristics	04/30/09	10/31/08	04/30/08

Weighted average maturity(1)	36 days	52 days	51 days

Net assets (bln)	$19.6	$10.8	$13.9

Portfolio composition(2)	04/30/09	10/31/08	04/30/08

Commercial paper	44.8%	31.6%	41.3%

US government and agency obligations	17.8	26.1	14.7

Certificates of deposit	14.7	12.4	14.3

Repurchase agreements	12.0	4.7	8.6

Short-term corporate obligations	5.5	13.0	13.6

US master note	2.0	3.3	2.2

Bank notes	1.4	4.6	1.6

Funding agreement	1.3	2.4	1.1

Time deposit	1.2	1.7	2.3

Money market funds	0.5	0.0 (3)	9.1

Other assets less liabilities	(1.2)	0.2	(8.8)

Total	100.0%	100.0%	100.0%

(1)	The Master Fund is actively managed, and its weighted average maturity will differ over time.

(2)	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed, and its composition will vary over time.

(3)	Weighting represents less than 0.05% of net assets as of the date indicated.

An investment in Prime Master Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

77

Treasury Master Fund

Portfolio characteristics at a glance (unaudited)

Characteristics	04/30/09	10/31/08	04/30/08

Weighted average maturity(1)	37 days	51 days	17 days

Net assets (bln)	$10.7	$10.1	$6.7

Portfolio composition(2)	04/30/09	10/31/08	04/30/08

Repurchase agreements	44.7%	51.5%	74.8%

US government obligations	55.2	48.5	25.2

Other assets less liabilities	0.1	0.0(3)	0.0(3)

Total	100.0%	100.0%	100.0%

(1)	The Master Fund is actively managed, and its weighted average maturity will differ over time.

(2)	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed, and its composition will vary over time.

(3)	Weightings represent less than 0.05% of net assets as of the date indicated.

An investment in Treasury Master Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

78

Tax-Free Master Fund

Portfolio characteristics at a glance (unaudited)

Characteristics	04/30/09	10/31/08	04/30/08

Weighted average maturity(1)	14 days	40 days	23 days

Net assets (bln)	$2.8	$3.2	$2.6

Portfolio composition(2)	04/30/09	10/31/08	04/30/08

Municipal bonds and notes	87.0%	78.4%	74.2%

Tax-exempt commercial paper	8.5	8.8	17.6

Money market funds	4.2	7.2	7.3

Other assets less liabilities	0.3	5.6	0.9

Total	100.0%	100.0%	100.0%

(1)	The Master Fund is actively managed, and its weighted average maturity will differ over time.

(2)	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed, and its composition will vary over time.

An investment in Tax-Free Master Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

79

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Statement of operations
For the year ended
April 30, 2009

Prime Master Fund
Investment income:
Interest	$305,202,373

Securities lending income (includes $524,475 earned
from an affiliated entity)	1,452,295

306,654,668

Expenses:
Investment advisory and administration fees	15,260,957

Trustees’ fees	60,497

Net expenses	15,321,454

Net investment income	291,333,214

Net realized loss from investment activities	(95,374)

Net increase in net assets resulting from operations	$291,237,840

Treasury Master Fund
Investment income:
Interest	$78,227,815

Securities lending income	230,261

78,458,076

Expenses:
Investment advisory and administration fees	8,955,371

Trustees’ fees	42,482

8,997,853

Less: Fee waiver by advisor	(3,862)

Net expenses	8,993,991

Net investment income	69,464,085

Net realized gain from investment activities	3,665

Net increase in net assets resulting from operations	$69,467,750

Tax-Free Master Fund
Investment income:
Interest	$46,603,541

Expenses:
Investment advisory and administration fees	3,161,837

Trustees’ fees	21,529

Interest expense	2,515

3,185,881

Less: Fee waiver by advisor	(1,934,822)

Net expenses	1,251,059

Net investment income	45,352,482

Net realized gain from investment activities	187,651

Net increase in net assets resulting from operations	$45,540,133

See accompanying notes to financial statements

80

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Statement of changes in net assets
	For the	For the period
	year ended	August 28, 2007(1) to
	April 30, 2009	April 30, 2008

Prime Master Fund

From operations:
Net investment income	$291,333,214	$351,483,841

Net realized gain (loss) from investment activities	(95,374)	2,834

Net increase in net assets resulting from operations	291,237,840	351,486,675

Net increase in net assets from
beneficial interest transactions	5,368,548,119	13,596,614,184

Net increase in net assets	5,659,785,959	13,948,100,859

Net assets:
Beginning of period	13,948,100,859	—

End of period	$19,607,886,818	$13,948,100,859

Treasury Master Fund

From operations:
Net investment income	$69,464,085	$88,797,304

Net realized gainfrom investment activities	3,665	392,560

Net increase in net assets resulting from operations	69,467,750	89,189,864

Net increase in net assets from
beneficial interest transactions	3,919,045,621	6,622,194,093

Net increase in net assets	3,988,513,371	6,711,383,957

Net assets:
Beginning of period	6,711,383,957	—

End of period	$10,699,897,328	$6,711,383,957

Tax-Free Master Fund

From operations:
Net investment income	$45,352,482	$33,034,582

Net realized gain from investment activities	187,651	324,901

Net increase in net assets resulting from operations	45,540,133	33,359,483

Net increase in net assets from
beneficial interest transactions	82,384,475	2,608,756,076

Net increase in net assets	127,924,608	2,642,115,559

Net assets:
Beginning of period	2,642,115,559	—

End of period	$2,770,040,167	$2,642,115,559

(1)	Commencement of operations.

See accompanying notes to financial statements

81

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Financial highlights
	For the	For the period
	year ended	August 28, 2007(1) to
	April 30, 2009	April 30, 2008

Prime Master Fund

Ratios/supplemental data:
Net assets, end of period (000’s)	$19,607,887	$13,948,101

Expenses to average net assets	0.10%	0.10	%(2)

Net investment income to average net assets	1.90%	4.28	%(2)

Treasury Master Fund

Ratios/supplemental data:
Net assets, end of period (000’s)	$10,699,897	$6,711,384

Expenses to average net assets, net of fee
waivers by advisor	0.10%	0.10	%(2)

Expenses to average net assets, before fee
waivers by advisor	0.10%	0.10	%(2)

Net investment income to average net assets	0.77%	2.96	%(2)

Tax-Free Master Fund

Ratios/supplemental data:
Net assets, end of period (000’s)	$2,770,040	$2,642,116

Expenses to average net assets, net of fee
waivers by advisor	0.04%	0.00	%(2),(3)

Expenses to average net assets, before fee
waivers by advisor	0.10%	0.10	%(2)

Net investment income to average net assets	1.42%	2.73	%(2)

(1)	Commencement of operations.
(2)	Annualized.
(3)	Amount represents less than 0.005%.

See accompanying notes to financial statements

82

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Notes to financial statements

Organization and significant accounting policies
Prime Master Fund, Treasury Master Fund and Tax-Free Master Fund (each a “Master Fund”, collectively, the “Master Funds”) are each registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified series of Master Trust (the “Master Trust”), an open-end management investment company organized as a Delaware statutory trust on June 12, 2007.

Each Master Fund commenced operations on August 28, 2007. On August 28, 2007, the Prime Master Fund and Treasury Master Fund received substantially all of the net assets of UBS Select Prime Institutional Fund (then known as UBS Select Money Market Fund) and UBS Select Treasury Institutional Fund (then known as UBS Select Treasury Fund) (open-end registered investment companies affiliated with the Master Funds) in exchange for ownership interests in the respective Master Funds.

In the normal course of business the Master Funds may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Master Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Master Funds that have not yet occurred. However, the Master Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

The Master Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The preparation of financial statements in accordance with US generally accepted accounting principles requires the Master Funds’ management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

Valuation and accounting for investments and investment income—Investments are valued at amortized cost, unless the Master Trust’s Board of Trustees (the “Master Board”) determines that this does not represent

83

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Notes to financial statements

fair value. Periodic review and monitoring of the valuation of securities held by the Master Funds is performed in an effort to ensure amortized cost approximates market value. Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Premiums are amortized and discounts are accreted as adjustments to interest income and the identified cost of investments.

Repurchase agreements—The Master Funds may purchase securities or other obligations from a bank or securities dealer (or its affiliate), subject to the seller’s agreement to repurchase them at an agreed upon date (or upon demand) and price. The Master Funds maintain custody of the underlying obligations prior to their repurchase, either through their regular custodian or through a special “tri-party” custodian or sub-custodian that maintains a separate account for both the Master Funds and their counterparty. The underlying collateral is valued daily to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Master Funds generally have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase agreements involving obligations other than US government securities (such as commercial paper, corporate bonds and mortgage loans) may be subject to special risks and may not have the benefit of certain protections in the event of counterparty insolvency. If the seller (or seller’s guarantor, if any) becomes insolvent, the Master Funds might suffer delays, costs and possible losses in connection with the disposition or retention of the collateral. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Master Funds may participate in joint repurchase agreement transactions with other funds managed, advised or sub-advised by UBS Global Asset Management (Americas) Inc. (“UBS Global AM”).

Concentration of risk
The ability of the issuers of the debt securities held by the Master Funds to meet their obligations may be affected by economic and political developments, including those particular to a specific industry, country, state or region.

84

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Notes to financial statements

Investment advisor and administrator
The Master Funds’ Board has approved an investment advisory and administration contract (“Management Contract”) with respect to each Master Fund under which UBS Global AM serves as investment advisor and administrator. In accordance with the Management Contract, each Master Fund pays UBS Global AM an investment advisory and administration fee, which is accrued daily and paid monthly, in accordance with the following schedule:

Average daily net assets	Annual rate

Up to $30 billion	0.1000%

In excess of $30 billion up to $40 billion	0.0975

In excess of $40 billion up to $50 billion	0.0950

In excess of $50 billion up to $60 billion	0.0925

Over $60 billion	0.0900

At April 30, 2009, Prime Master Fund, Treasury Master Fund and Tax-Free Master Fund owed UBS Global AM $1,631,610, $900,796 and $228,728, respectively, for investment advisory and administration fees. In exchange for these fees, UBS Global AM has agreed to bear all of the Master Funds’ expenses other than interest, taxes, extraordinary costs and the cost of securities purchased and sold by the Funds, including any transaction costs. Although UBS Global AM is not obligated to pay the fees and expenses of the Master Funds’ independent trustees, it is contractually obligated to reduce its management fee in an amount equal to those fees and expenses. UBS Global AM estimates that these fees and expenses will be less than 0.01% of each Master Fund’s average daily net assets. At April 30, 2009, UBS Global AM owed $16,989, $10,405 and $4,660 for the independent trustees fees to Prime Master Fund, Treasury Master Fund and Tax-Free Master Fund, respectively.

UBS Global AM is reimbursing the Master Funds for compensating balances earned on the cash balances held by the Master Funds with their custodian (which otherwise would offset expenses UBS Global AM is obligated to pay on the Master Funds’ behalf). At April 30, 2009, UBS Global AM owed Treasury Master Fund and Tax-Free Master Fund $3,862 and $1,276, respectively, for compensating balances. For the year ended April 30, 2009,

85

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Notes to financial statements

UBS Global AM has agreed to reimburseTreasury Master Fund and Tax-Free Master Fund $3,862 and $1,276, respectively.

UBS Global AM had voluntarily agreed to waive its entire fee for advisory and administration services provided to Tax-Free Master Fund (approximately 0.10%) through November 30, 2008. For the year ended April 30, 2009, UBS Global AM voluntarily waived $1,933,546.

Additional information regarding compensation to affiliate of a Board member
Professor Meyer Feldberg holds the position of senior advisor to Morgan Stanley, resulting in him being an interested trustee of the Master Funds. The Master Funds have been informed that Professor Feldberg’s role at Morgan Stanley does not involve matters directly affecting any UBS funds. Master Fund transactions are executed through Morgan Stanley based on that firm’s ability to provide best execution of the transactions. During the year ended April 30, 2009, the Master Funds purchased and sold certain securities (e.g., fixed income securities) in principal trades with Morgan Stanley having aggregate values as follows:

Prime Master Fund	$4,351,820,018

Treasury Master Fund	271,400,000,000

Tax-Free Master Fund	1,785,367,714

Morgan Stanley received compensation in connection with these trades, which may have been in the form of a “mark-up” or “mark-down” of the price of the securities, a fee from the issuer for maintaining a commercial paper program, or some other form of compensation. Although the precise amount of this compensation is not generally known by UBS Global AM, UBS Global AM believes that under normal circumstances it represents a small portion of the total value of the transactions.

Securities lending
Each Master Fund may lend securities up to 33 1/3% of its total assets to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, US government securities or irrevocable letters of credit in an amount at least equal to the market value of the securities loaned, plus

86

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Notes to financial statements

accrued interest and dividends, determined on a daily basis and adjusted accordingly. A Master Fund will regain ownership of loaned securities to exercise certain beneficial rights; however, a Master Fund may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially. A Master Fund receives compensation for lending its securities from interest or dividends earned on the cash, US government securities or irrevocable letters of credit held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. UBS Financial Services Inc. and other affiliated broker-dealers had been approved as borrowers under the Master Funds’ securities lending program with UBS Securities LLC as securities lending agent. UBS Securities LLC ceased serving as the securities lending agent in November 2008. State Street Bank and Trust Company commenced serving as the Master Funds’ lending agent in November 2008. For the period May 1, 2008 through November 12, 2008, UBS Securities LLC earned $176,506 and $31,804, in compensation from Prime Master Fund and Treasury Master Fund, respectively, as the Master Funds’ lending agent. At April 30, 2009, Prime Master Fund had securities on loan having a market value of $100,798,044. Treasury Master Fund and Tax-Free Master Fund did not have any securities on loan.

Bank line of credit
Tax-Free Master Fund participates with other funds managed, advised or sub-advised by UBS Global AM in a $100 million credit facility with State Street Bank and Trust Company (“Committed Credit Facility”), to be utilized for temporary financing until the settlement of sales or purchases of portfolio securities, the repurchase or redemption of interests of Tax-Free Master Fund at the request of the shareholders and other temporary or emergency purposes. Under the Committed Credit Facility arrangement, Tax-Free Master Fund has agreed to pay commitment fees, pro rata, based on the relative asset size of the funds in the Committed Credit Facility. Interest will be charged to Tax-Free Master Fund at the overnight federal funds rate in effect at the time of borrowings, plus 0.50%. For year ended April 30, 2009, Tax-Free Master Fund had an average daily amount of outstanding borrowings of $15,350,168 for 7 days with a related weighted average annualized interest rate of 0.843%, which resulted in $2,515 of interest expense.

87

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Notes to financial statements

Other liabilities
At April 30, 2009, the Master Funds had the following liabilities outstanding*:

		Payable for
	Payable for	cash collateral		Other
	investments	from securities	Payable to	accrued
	purchased	loaned	custodian	expenses

Prime Master Fund	$149,985,000	$102,816,000	$118,659	—

Treasury Master Fund	—	—	17,852	—

Tax-Free Master Fund	9,574,850	—	376,245	$534

*   Excludes investment advisory and administration fees.

Federal tax status
Each Master Fund is considered a non-publicly traded partnership for federal income tax purposes under the Internal Revenue Code, therefore, no federal tax provision is necessary. As such, each investor in a Master Fund is treated as owning its proportionate share of the net assets, income, expenses, and realized and unrealized gains and losses of the Master Fund Each Master Fund’s assets, income and distributions will be managed in such a way that an investor in a Master Fund will be able to continue qualify as a regulated investment company by investing its net assets through the Master Fund.

Beneficial interest transactions

	For the	For the
	year ended	period ended
Prime Master Fund	April 30, 2009	April 30, 2008*

Contributions	$33,455,610,806	$28,835,187,449

Withdrawals	(28,087,062,687)	(15,238,573,265)

Net increase in beneficial interest	$5,368,548,119	$13,596,614,184

	For the	For the
	year ended	period ended
Treasury Master Fund	April 30, 2009	April 30, 2008*

Contributions	$19,523,208,625	$11,602,791,250

Withdrawals	(15,604,163,004)	(4,980,597,157)

Net increase in beneficial interest	$3,919,045,621	$6,622,194,093

88

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Notes to financial statements

	For the	For the
	year ended	period ended
Treasury Master Fund	April 30, 2009	April 30, 2008*

Contributions	$4,111,522,730	$5,538,506,447

Withdrawals	(4,029,138,255)	(2,929,750,371)

Net increase in beneficial interest	$82,384,475	$2,608,756,076

*   The Master Funds commenced operations on August 28, 2007.

89

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Report of independent registered public accounting firm

To the Shareholders and Board of Trustees of Master Trust

We have audited the accompanying statements of net assets of Master Trust (comprising, respectively, Prime Master Fund, Treasury Master Fund and Tax-Free Master Fund) (the “Trust”) as of April 30, 2009, and the related statements of operations for the year then ended and the statements of changes in net assets and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Trust’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2009 by correspondence with the custodian and others. We believe that our audits provide a reasonable basis for our opinion. In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective funds constituting Master Trust at April 30, 2009, the results of their operations for the year then ended and the changes in their net assets and the financial highlights for each of the indicated periods, in conformity with US generally accepted accounting principles.

New York, New York
June 24, 2009

90

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

General information (unaudited)

Quarterly Form N-Q portfolio schedule
The Master Funds will file their complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Master Funds’ Forms N-Q are available on the SEC’s Web site at http://www.sec.gov. The Master Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC 0330. Additionally, you may obtain copies of Forms N-Q from the Master Funds upon request by calling 1-800-647 1568.

Proxy voting policies, procedures and record
You may obtain a description of each Master Fund’s (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how a Master Fund voted any proxies related to portfolio securities during the most recent 12-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting a Master Fund directly at 1-800-647 1568, online on a Fund’s Web site: www.ubs.com/ubsglobalam-proxy, or on the EDGAR Database on the SEC’s Web site (http://www.sec.gov).

91

UBS Select Prime Institutional Fund
UBS Select Treasury Institutional Fund
UBS Select Tax-Free Institutional Fund

Supplemental information (unaudited)

Board of Trustees & Officers
The Funds are governed by a Board of Trustees which oversees each Fund’s operations. Each trustee serves an indefinite term of office. Officers are appointed by the trustees and serve at the pleasure of the Board. The table below shows, for each trustee and officer, his or her name, address and age, the position held with the Trust, the length of time served as a trustee or officer of the Trust, the trustee’s or officer’s principal occupations during the last five years, the number of funds in the UBS fund complex overseen by the trustees or for which a person served as an officer, and other directorships held by the trustees.

The Funds’ Statement of Additional Information contains additional information about the trustees and is available, without charge, upon request by calling 1-800-647 1568.

Interested Trustee

Term of
	Position(s)	office† and
	held with	length of	Principal occupation(s)
Name, address, and age	Trust	time served	during past 5 years

Meyer Feldberg; †† 67 Morgan Stanley 1585 Broadway 36th Floor New York, NY 10036	Trustee	Since 1998	Professor Feldberg is Dean Emeritus and Sanford Bernstein Professor of Leadership and Ethics at Columbia Business School, although on an extended leave of absence. He is also a senior advisor to Morgan Stanley (financial services) (since March 2005). Professor Feldberg also serves as president of New York City Global Partners (an organization located in part of the Office of the Mayor of the City of New York that promotes interaction with other cities around the world) (since May 2007). Prior to July 2004, he was Dean and Professor of Leadership and Ethics of the Graduate School of Business at Columbia University (since 1989).

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UBS Select Prime Institutional Fund
UBS Select Treasury Institutional Fund
UBS Select Tax-Free Institutional Fund

Supplemental information (unaudited)

Number of portfolios in fund complex
overseen by trustee	Other directorships held by trustee

Professor Feldberg is a director or trustee of 29 investment companies (consisting of 61 portfolios) for which UBS Global AM or one of its affiliates serves as investment advisor, sub-advisor or manager.	Professor Feldberg is also a director of Primedia Inc. (publishing), Macy’s, Inc. (operator of department stores), Revlon, Inc. (cosmetics), SAPPI, Ltd. (producer of paper), and the New York City Ballet.

93

UBS Select Prime Institutional Fund
UBS Select Treasury Institutional Fund
UBS Select Tax-Free Institutional Fund

Supplemental information (unaudited)

Independent Trustees

Term of
	Position(s)	office† and
	held with	length of	Principal occupation(s)
Name, address, and age	Trust	time served	during past 5 years

Richard Q. Armstrong; 74 c/o Willkie Farr & Gallagher LLP 787 Seventh Avenue New York, NY 10019-6099	Trustee and Chairman of the Board of Trustees	Since 1998 (Trustee) Since 2004 (Chairman of the Board of Trustees)	Mr. Armstrong is chairman and principal of R.Q.A. Enterprises (management consulting firm) (since April 1991 and principal occupation since March 1995).

Alan S. Bernikow; 68 207 Benedict Ave. Staten Island NY 10314	Trustee	Since 2005	Mr. Bernikow is retired. He was a consultant on non-management matters for the firm of Deloitte & Touche (international accounting and consulting firm) (from June 2003 until 2007). Previously, he was deputy chief executive officer at Deloitte & Touche.

Richard R. Burt; 62 McLarty Associates 900 17th Street, 8th Floor Washington DC 20006	Trustee	Since 1998	Mr. Burt is a senior advisor to McLarty Associates (a consulting firm) (since April 2007) and chairman of IEP Advisors (international investments and consulting firm). Prior to April 2007, he was chairman of Diligence Inc. (information and risk management firm).

Bernard H. Garil; 68 6754 Casa Grande Way Delray Beach, FL 33446	Trustee	Since 2005	Mr. Garil is retired (since 2001). He was a managing director at PIMCO Advisory Services (from 1999 to 2001) where he served as president of closed-end funds and vice-president of the variable insurance product funds advised by OpCap Advisors (until 2001).

94

UBS Select Prime Institutional Fund
UBS Select Treasury Institutional Fund
UBS Select Tax-Free Institutional Fund

Supplemental information (unaudited)

Number of portfolios in fund complex
overseen by trustee	Other directorships held by trustee

Mr. Armstrong is a director or trustee of 17 investment companies (consisting of 49 portfolios) for which UBS Global AM or one of its affiliates serves as investment advisor, sub-advisor or manager.	None

Mr. Bernikow is a director or trustee of 17 investment companies (consisting of 49 portfolios) for which UBS Global AM or one of its affiliates serves as investment advisor, sub-advisor or manager.	Mr. Bernikow is also a director of Revlon, Inc. (cosmetics) (and serves as the chair of its audit committee and as a member of its nominating and corporate governance committee), a director of Mack-Cali Realty Corporation (real estate investment trust) (and serves as the chair of its audit committee) and a director of the Casual Male Retail Group, Inc. (menswear) (and serves as a member of its audit committee and as a member of its nominating and corporate governance committee).

Mr. Burt is a director or trustee of 17 investment companies (consisting of 49 portfolios) for which UBS Global AM or one of its affiliates serves as investment advisor, sub-advisor or manager.	Mr. Burt is also a director of The Central European Fund, Inc., The Germany Fund, Inc., The New Germany Fund, Inc. and IGT, Inc. (provides technology to gaming and wagering industry).

Mr. Garil is a director or trustee of 17 investment companies (consisting of 49 portfolios) for which UBS Global AM or one of its affiliates serves as investment advisor, sub-advisor or manager.	Mr. Garil is also a director of OFI Trust Company (commercial trust company) and a trustee for the Brooklyn College Foundation, Inc. (charitable foundation).

95

UBS Select Prime Institutional Fund
UBS Select Treasury Institutional Fund
UBS Select Tax-Free Institutional Fund

Supplemental information (unaudited)

Independent Trustees (concluded)

Term of
	Position(s)	office† and
	held with	length of	Principal occupation(s)
Name, address, and age	Trust	time served	during past 5 years

Heather R. Higgins; 49 255 E. 49th St., Suite 23D New York, NY 10017	Trustee	Since 2005	Ms. Higgins is the president and director of The Randolph Foundation (charitable foundation) (since 1991). Ms. Higgins also serves on the boards of several non-profit charitable groups, including the Independent Women’s Forum (chairman) and the Philanthropy Roundtable (vice chairman). She also serves on the board of the Hoover Institution (since January 2009).

96

UBS Select Prime Institutional Fund
UBS Select Treasury Institutional Fund
UBS Select Tax-Free Institutional Fund

Supplemental information (unaudited)

Number of portfolios in fund complex
overseen by trustee	Other directorships held by trustee

Ms. Higgins is a director or trustee of 17 investment companies (consisting of 49 portfolios) for which UBS Global AM or one of its affiliates serves as investment advisor, sub-advisor or manager.	None

97

UBS Select Prime Institutional Fund
UBS Select Treasury Institutional Fund
UBS Select Tax-Free Institutional Fund

Supplemental information (unaudited)

Officers

		Term of	Principal occupation(s) during
	Position(s)	office† and	past 5 years; number of portfolios
Name, address,	held with	length of	in fund complex for which person
and age	Trust	time served	serves as officer

Joseph Allessie*; 43	Vice President and Assistant Secretary	Since 2005	Mr. Allessie is an executive director (since 2007) and deputy general counsel (since 2005) at UBS Global Asset Management (US) Inc. and UBS Global Asset Management (Americas) Inc. (collectively, “UBS Global AM—Americas region”). Prior to joining UBS Global AM—Americas region, he was senior vice president and general counsel of Kenmar Advisory Corp. (from 2004 to 2005). Prior to that Mr. Allessie was general counsel and secretary of GAM USA Inc., GAM Investments, GAM Services, GAM Funds, Inc. and the GAM Avalon Funds (from 1999 to 2004). Mr. Allessie is a vice president and assistant secretary of 21 investment companies (consisting of 104 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

98

UBS Select Prime Institutional Fund
UBS Select Treasury Institutional Fund
UBS Select Tax-Free Institutional Fund

Supplemental information (unaudited)

Officers (continued)

		Term of	Principal occupation(s) during
	Position(s)	office† and	past 5 years; number of portfolios
Name, address,	held with	length of	in fund complex for which person
and age	Trust	time served	serves as officer

Thomas Disbrow*; 43	Vice President and Treasurer	Since 2000 (Vice President) Since 2004 (Treasurer)	Mr. Disbrow is an executive director (since 2007) (prior to which he was a director) (since 2000) and head of the US mutual fund treasury administration department (since September 2006) of UBS Global AM—Americas region. Mr. Disbrow is a vice president and treasurer of 21 investment companies (consisting of 104 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

Michael J. Flook*; 44	Vice President and Assistant Treasurer	Since 2006	Mr. Flook is an associate director and a senior manager of the US mutual fund treasury administration department of UBS Global AM—Americas region (since 2006). Prior to joining UBS Global AM—Americas region, he was a senior manager with The Reserve (asset management firm) from May 2005 to May 2006. Prior to that he was a senior manager with PFPC Worldwide (fund services) since October 2000. Mr. Flook is a vice president and assistant treasurer of 21 investment companies (consisting of 104 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

99

UBS Select Prime Institutional Fund
UBS Select Treasury Institutional Fund
UBS Select Tax-Free Institutional Fund

Supplemental information (unaudited)

Officers (continued)

		Term of	Principal occupation(s) during
	Position(s)	office† and	past 5 years; number of portfolios
Name, address,	held with	length of	in fund complex for which person
and age	Trust	time served	serves as officer

Mark F. Kemper**; 51	Vice President and Secretary	Since 2004	Mr. Kemper is a managing director (since 2006) and head of the legal department of UBS Global Asset Management—Americas region (since 2004). He was deputy general counsel of UBS Global Asset Management (Americas) Inc. (“UBS Global AM—Americas”) from July 2001 to July 2004. He has been secretary of UBS Global AM—Americas since 1999 and assistant secretary of UBS Global Asset Management Trust Company since 1993 and secretary of UBS AM Holdings (USA) Inc. (since 2001). Mr. Kemper is secretary of UBS Global AM—Americas region (since 2004). Mr. Kemper is vice president and secretary of 21 investment companies (consisting of 104 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

Joanne M. Kilkeary*; 41	Vice President and Assistant Treasurer	Since 2004	Ms. Kilkeary is a director (since March 2008) (prior to which she was an associate director) (since 2000) and a senior manager (since 2004) of the US mutual fund treasury administration department of UBS Global AM—Americas region. Ms. Kilkeary is a vice president and assistant treasurer of 21 investment companies (consisting of 104 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

100

UBS Select Prime Institutional Fund
UBS Select Treasury Institutional Fund
UBS Select Tax-Free Institutional Fund

Supplemental information (unaudited)

Officers (continued)

		Term of	Principal occupation(s) during
	Position(s)	office† and	past 5 years; number of portfolios
Name, address,	held with	length of	in fund complex for which person
and age	Trust	time served	serves as officer

Tammie Lee*; 38	Vice President and Assistant Secretary	Since 2005	Ms. Lee is a director and associate general counsel of UBS Global AM— Americas region (since 2005). Prior to joining UBS Global AM—Americas region, she was vice president and counsel at Deutsche Asset Management/Scudder Investments from 2003 to 2005. Prior to that she was assistant vice president and counsel at Deutsche Asset Management/Scudder Investments from 2000 to 2003. Ms. Lee is a vice president and assistant secretary of 21 investment companies (consisting of 104 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

Steven J. LeMire*; 39	Vice President and Assistant Treasurer	Since 2007	Mr. LeMire is a director and senior manager of the US mutual fund treasury administration department of UBS Global AM—Americas region (since 2007). Prior to joining UBS Global AM—Americas region, he was an independent consultant with Third River Capital, LLC (formerly Two Rivers Capital, LLC) (from 2005 to 2007). Prior to that, he was vice president of operations and fund administration with Oberweis Asset Management, Inc. (from 1997 to 2005). Mr. LeMire is a vice president and assistant treasurer of 21 investment companies (consisting of 104 portfolios) for which UBS Global AM— Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

101

UBS Select Prime Institutional Fund
UBS Select Treasury Institutional Fund
UBS Select Tax-Free Institutional Fund

Supplemental information (unaudited)

Officers (continued)

		Term of	Principal occupation(s) during
	Position(s)	office† and	past 5 years; number of portfolios
Name, address,	held with	length of	in fund complex for which person
and age	Trust	time served	serves as officer

Joseph McGill*; 47	Vice President and Chief Compliance Officer	Since 2004	Mr. McGill is a managing director (since 2006) and chief compliance officer (since 2003) at UBS Global AM—Americas region. Prior to joining UBS Global AM—Americas region, he was assistant general counsel, at JP Morgan Investment Management (from 1999–2003). Mr. McGill is a vice president and chief compliance officer of 21 investment companies (consisting of 104 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

Nancy Osborn*; 43	Vice President and Assistant Treasurer	Since 2007	Mrs. Osborn is an associate director and a senior manager of the US mutual fund treasury administration department of UBS Global AM—Americas region (since 2006). Prior to joining UBS Global AM—Americas region, she was an assistant vice president with Brown Brothers Harriman since April 1996. Mrs. Osborn is a vice president and assistant treasurer of 21 investment companies (consisting of 104 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

102

UBS Select Prime Institutional Fund
UBS Select Treasury Institutional Fund
UBS Select Tax-Free Institutional Fund

Supplemental information (unaudited)

Officers (continued)

		Term of	Principal occupation(s) during
	Position(s)	office† and	past 5 years; number of portfolios
Name, address,	held with	length of	in fund complex for which person
and age	Trust	time served	serves as officer

Robert Sabatino**; 35	Vice President	Since 2001	Mr. Sabatino is an executive director (since 2007 – prior to which he was a director) and portfolio manager of UBS Global AM—Americas region in the short duration fixed income group (since 2001). From 1995 to 2001 he was a portfolio manager at Merrill Lynch Investment Managers responsible for the management of several retail and institutional money market funds. Mr. Sabatino is a vice president of four investment companies (consisting of 33 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

Eric Sanders*; 43	Vice President and Assistant Secretary	Since 2005	Mr. Sanders is a director and associate general counsel of UBS Global AM— Americas region (since 2005). From 1996 until June 2005, he held various positions at Fred Alger & Company, Incorporated, the most recent being assistant vice president and associate general counsel. Mr. Sanders is a vice president and assistant secretary of 21 investment companies (consisting of 104 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

103

UBS Select Prime Institutional Fund
UBS Select Treasury Institutional Fund
UBS Select Tax-Free Institutional Fund

Supplemental information (unaudited)

Officers (continued)

		Term of	Principal occupation(s) during
	Position(s)	office† and	past 5 years; number of portfolios
Name, address,	held with	length of	in fund complex for which person
and age	Trust	time served	serves as officer

Andrew Shoup*; 52	Vice President and Chief Operating Officer	Since 2006	Mr. Shoup is a managing director and global head of the global treasury administration department of UBS Global AM—Americas region (since July 2006). Mr. Shoup is also a director of UBS (IRL) Fund p.l.c. (since December 2008). Prior to joining UBS Global AM—Americas region, he was chief administrative officer for the Legg Mason Partner Funds (formerly Smith Barney, Salomon Brothers, and CitiFunds mutual funds) from November 2003 to July 2006. Prior to that, he held various positions with Citigroup Asset Management and related companies with their domestic and offshore mutual funds since 1993. Additionally, he has worked for another mutual fund complex as well as spending eleven years in public accounting. Mr. Shoup is a vice president and chief operating officer of 21 investment companies (consisting of 104 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

104

UBS Select Prime Institutional Fund
UBS Select Treasury Institutional Fund
UBS Select Tax-Free Institutional Fund

Supplemental information (unaudited)

Officers (continued)

		Term of	Principal occupation(s) during
	Position(s)	office† and	past 5 years; number of portfolios
Name, address,	held with	length of	in fund complex for which person
and age	Trust	time served	serves as officer

Kai R. Sotorp**; 50	President	Since 2006	Mr. Sotorp is Head—Americas for UBS Global Asset Management (since 2004); a member of the UBS Group Managing Board (since 2003) and a member of the UBS Global Asset Management Executive Committee (since 2001). Mr. Sotorp is a director and president of UBS AM Holdings (USA) Inc. (since 2004). Prior to his current role, Mr. Sotorp was head of UBS Global Asset Management—Asia Pacific (2002–2004), covering Australia, Japan, Hong Kong, Singapore and Taiwan; Head of UBS Global Asset Management (Japan) Ltd. (2001–2004); representative director and president of UBS Global Asset Management (Japan) Ltd. (2000–2004); and member of the board of Mitsubishi Corp.—UBS Realty Inc. (2000–2004). Mr. Sotorp is president of 21 investment companies (consisting of 104 portfolios) for which UBS Global Asset Management—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

105

UBS Select Prime Institutional Fund
UBS Select Treasury Institutional Fund
UBS Select Tax-Free Institutional Fund

Supplemental information (unaudited)

Officers (concluded)

		Term of	Principal occupation(s) during
	Position(s)	office† and	past 5 years; number of portfolios
Name, address,	held with	length of	in fund complex for which person
and age	Trust	time served	serves as officer

Keith A. Weller*; 47	Vice President and Assistant Secretary	Since 1998	Mr. Weller is an executive director and senior associate general counsel of UBS Global AM—Americas region (since 2005) and has been an attorney with affiliated entities since 1995. Mr. Weller is a vice president and assistant secretary of 21 investment companies (consisting of 104 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

*	This person’s business address is 51 West 52nd Street, New York, New York 10019-6114.
**	This person’s business address is One North Wacker Drive, Chicago, Illinois 60606.
†	Each trustee serves an indefinite term of office. Each trustee who has attained the age of seventy-five (75) years will be subject to retirement on the last day of the month in which he or she attains such age, unless the Fund’s board, including a majority of its Independent Trustees, determines to grant a waiver of the retirement policy with respect to a specified individual for a set period of time. The retirement policy has been waived with respect to Mr. Armstrong, the Chairman of the Board, until 2011. Officers of the Fund are appointed by the trustees and serve at the pleasure of the Board.
††	Professor Feldberg is deemed an “interested person” of the Trust as defined in the Investment Company Act because he is a senior advisor to Morgan Stanley, a financial services firm with which the Funds may conduct transactions.

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Trustees
Richard Q. Armstrong	Meyer Feldberg
Chairman
Bernard H. Garil
Alan S. Bernikow
Heather R. Higgins
Richard R. Burt

Principal Officers
Kai R. Sotorp	Thomas Disbrow
President	Vice President and Treasurer

Mark F. Kemper	Robert Sabatino
Vice President and Secretary	Vice President

Investment Advisor and Administrator
UBS Global Asset Management (Americas) Inc.
51 West 52nd Street
New York, New York 10019-6114

This report is not to be used in connection with the offering of shares of the Funds unless accompanied or preceded by an effective prospectus.

© 2009 UBS Global Asset Management (Americas) Inc. All rights reserved.

PRESORTED STANDARD U.S. POSTAGE PAID COMPUTERSHARE

UBS Global Asset Management (Americas) Inc.
51 West 52nd Street
New York, New York 10019-6114

UBS Select Prime Preferred Fund
UBS Select Treasury Preferred Fund
UBS Select Tax-Free Preferred Fund
Annual Report
April 30, 2009

UBS Select Prime Preferred Fund
UBS Select Treasury Preferred Fund
UBS Select Tax-Free Preferred Fund

June 15, 2009

Dear shareholder,
We present you with the annual report for the UBS Select Institutional Series of Funds, namely the UBS Select Prime Preferred Fund, UBS Select Treasury Preferred Fund, and UBS Select Tax-Free Preferred Fund (the “Funds”) for the 12 months ended April 30, 2009.

Performance
The seven-day current yields for the Funds were as follows:

•	UBS Select Prime Preferred Fund: 0.64% as of April 30, 2009, down from 2.67% as of October 31, 2008.

•	UBS Select Treasury Preferred Fund: 0.14% as of April 30, 2009, down from 0.59% as of October 31, 2008.

•	UBS Select Tax-Free Preferred Fund: 0.39% as of April 30, 2009, down from 1.43% as of October 31, 2008.

In an attempt to boost a weakening US economy and address other concerns, the Federal Reserve Board (the “Fed”) lowered the federal funds rate three times during the reporting period. (The federal funds rate, or “fed funds” rate, is the rate that banks charge one another for funds they borrow on an overnight basis.)

UBS Select Prime
Preferred Fund
UBS Select Treasury
Preferred Fund

Investment goals (both Funds):
Maximum current income consistent with liquidity and capital preservation

Portfolio Manager:
Robert Sabatino
UBS Global Asset
Management (Americas) Inc.

Commencement:
August 28, 2007

Dividend payments:
Monthly

UBS Select Tax-Free
Preferred Fund

Investment goal:
Maximum current income exempt from federal income tax consistent with liquidity and the preservation of capital

Portfolio Managers:
Elbridge T. Gerry III
Ryan Nugent
UBS Global Asset
Management (Americas) Inc.

Commencement:
August 28, 2007

Dividend payments:
Monthly

1

UBS Select Prime Preferred Fund
UBS Select Treasury Preferred Fund
UBS Select Tax-Free Preferred Fund

This decrease caused the yields of the individual securities in which the Funds invest to decline, in turn lowering the Funds’ yields. For detailed information on the Funds’ performance, refer to “Yields and characteristics at a glance” on page 14.

An interview with the Portfolio Managers
Q.	Following unprecedented turmoil in the credit markets, the US government announced the Temporary Guarantee Program for Money Market Funds (the “Program”). Are the Funds participating?
A.	The Funds applied and were accepted to participate in the Program. The US Treasury will guarantee the share price of any publicly offered eligible money market mutual fund that applies and is accepted into the Program. Shareholders in money market funds enrolled in the Program through its expiration will be covered for the amounts they held as of the close of business on September 19, 2008 until September 18, 2009. Further important information about the Program appears at the end of this letter. The Funds have maintained their net asset value (“NAV”) of $1.00 per share* throughout the recent unprecedented turmoil and have continued to meet their goals of maintaining liquidity and preserving capital. We are pleased to have the Funds participate in the Program to provide an added level of protection for covered shareholders. We want to reassure shareholders of the following:

• The Funds hold very high-quality assets. While we consider rating agencies’ credit ratings, we rely first and foremost on our own proprietary research, conducted by dedicated teams of credit analysts. This approach benefited the Funds in the volatile environment that prevailed during the reporting period.

*	An investment in the Funds is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Notwithstanding the preceding statements, the Funds are participating in the US Treasury’s Temporary Guarantee Program for Money Market Funds; please see further below for important information about the Program’s scope and limitations.

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UBS Select Prime Preferred Fund
UBS Select Treasury Preferred Fund
UBS Select Tax-Free Preferred Fund

•	UBS Global Asset Management (Americas) Inc. and its predecessor firms have been managing money market funds for more than 30 years; this is a key line of business for the firm, and we have dedicated significant resources to the management of the assets entrusted to us.

Q.	How long will the Program last?
A.	The Program will be in effect until September 18, 2009.

Q.	What are the costs to the Funds to participate in the Program, and how will this impact the Funds’ yields?
A.	When the Program was introduced, it had an initial termination date of December 18, 2008. The Funds each paid a fee of 0.01% of the value of their outstanding shares (valued at $1.00 per share for this purpose) as of September 19, 2008. This ensured Program coverage for the period from September 19, 2008 through December 18, 2008. The Program was extended twice—first through April 30, 2009, and then, most recently, through September 18, 2009. The Funds paid additional fees calculated on the same basis, but at the rate of 0.015% for each of the two extension election periods, to continue to participate through September 18, 2009. This cost will be absorbed by the Funds as a fund expense.

We do expect that the Funds’ yields will decline as a result of the program participation fees, but believe that the full extent of any yield decreases will be dependent on a number of factors outside of the Funds’ control, including fluctuations in the asset base of the Funds.

Q.	How would you describe the economic environment during the reporting period?
A.	Looking back, the economy, as measured by US gross domestic product (“GDP”), expanded 2.8% during the second quarter of 2008. However, the bursting of the housing bubble, a severe credit crunch, falling business and consumer consumption and surging unemployment caused the US economy to weaken significantly during the second half of the year. In the third quarter, GDP declined 0.5%, and declined 6.3% during the fourth quarter of 2008—the latter being the worst quarterly reading since 1982. The economy remained weak to start the year, as the estimate for first quarter GDP indicated a decline of 5.7%.

3

UBS Select Prime Preferred Fund
UBS Select Treasury Preferred Fund
UBS Select Tax-Free Preferred Fund

Q.	How did the Fed and US Treasury Department react to the challenging economic and market environment?
A.	Both the Fed and US Treasury Department were extremely active given the turmoil in the financial markets during the reporting period. In addition to adding billions of dollars into the financial system, the Fed and Treasury took steps to address problems at several major financial institutions. Their involvement included placing Freddie Mac and Fannie Mae into conservatorship, and taking an active role in the purchase of Merrill Lynch by Bank of America. The Treasury also oversaw the $700 billion Troubled Asset Relief Program (TARP), which was introduced during the reporting period.

More recently, the Treasury introduced the Public-Private Partnership Investment Program (PPIP), which aims to facilitate the purchase of $500 billion to $1 trillion of toxic mortgage assets from bank balance sheets. The new administration in Washington has put the revival of the economy on the front burner. In February, President Obama signed into law a $787-billion stimulus package.

In further support of the economy, the Fed reduced the fed funds rate on several occasions during the reporting period. Prior to the beginning of the reporting period, at its April 2008 meeting, the Fed cut the rate by 50 basis points (that is, 0.50%), bringing it from 2.50% down to 2.00%. It then held the rate steady until September 2008, citing inflationary pressures on the back of soaring oil and food prices.

However, with the global financial crisis rapidly escalating and oil prices falling sharply, the Fed again moved into action in October 2008. It first lowered the rate on October 8, 2008 in a coordinated interest rate cut with other central banks from around the world. This was followed by another rate reduction at the Fed’s regularly scheduled meeting on October 29, 2008. Together, these moves brought the fed funds rate to 1.00%. Then, at its December 16, 2008 meeting, the Fed aggressively cut the rate to a range of 0.00% to 0.25%—a record low. This rate was subsequently maintained at the Fed meetings that took place in January, March and April 2009.

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UBS Select Prime Preferred Fund
UBS Select Treasury Preferred Fund
UBS Select Tax-Free Preferred Fund

Q.	Given that the Funds are “feeder funds,” how were the portfolios in which they invest managed during the reporting period?
A.	Each fund is a “feeder fund” investing all of its assets in “master funds”—the Prime Master Fund, Treasury Master Fund, and the Tax-Free Master Fund, respectively. As always, quality and liquidity remained paramount in our management process for the master funds.

• In the master fund in which UBS Select Prime Preferred Fund invests, we sought to maintain a high degree of liquidity in order to minimize pricing volatility, and to meet redemption requests, given the continued concerns in the credit markets. We did so by investing a significant portion of the Fund’s new investments in shorter-dated money market securities maturing within one to three months.

More specifically, throughout the entire reporting period, a significant portion of the portfolio was comprised of exposure to both asset-backed commercial paper (ABCP) and US government and agency obligations, benefiting performance. However, during the first half of the period, we reduced the portfolio’s exposure to ABCP and increased holdings of US government and agency obligations.

As the reporting period continued, the Fed took measures to improve the liquidity of ABCP in response to the turmoil in the credit markets. We then increased the portfolio’s exposure to ABCP. To a lesser extent, the portfolio held repurchase agreements throughout the period. (Repurchase agreements are transactions in which the seller of a security agrees to buy it back at a predetermined time and price or upon demand.) In addition, we increased the portfolio’s exposure to certificates of deposit and decreased our exposure to short-term corporate obligations over the course of the reporting period.

We maintained a greater than usual level of portfolio diversification over the reporting period by investing in smaller positions. While the master fund is generally able to hold up to 5.00% in any one security (subject to certain exceptions), we typically purchased no more than 1.00% to 2.00% in any one non-government issuer, as part of our efforts to reduce risk and keep the Fund highly liquid.

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UBS Select Prime Preferred Fund
UBS Select Treasury Preferred Fund
UBS Select Tax-Free Preferred Fund

•	In the master fund in which UBS Select Treasury Preferred Fund invests, we began the reporting period with an emphasis on investments in repurchase agreements backed by Treasury obligations. The yields provided by engaging in these transactions were generally higher than direct investments in Treasury securities, benefiting performance. Repurchase agreements also often have the added advantage of providing increased liquidity.

However, following flights to quality during the reporting period, we shifted our emphasis to Treasury securities, increasing the portfolio’s exposure to this area significantly.

•	In the master fund in which UBS Select Tax-Free Preferred Fund invests, we maintained a shorter weighted average maturity versus our peers during the reporting period, decreasing the Fund’s weighted average maturity from 23 days to 14 days.

•	In the beginning of the period, we maintained an exposure to a range of tax-free money market instruments in order to add yield and diversity to the master fund’s portfolio. We focused on variable rate demand notes, also known as “VRDNs,” which offered attractive rates throughout the period.(1) In addition, we maintained positions in tender option bonds and fixed rate notes as issues we deemed attractive became available. As a result, the Fund responded well to credit market volatility.

As the period continued, we increased the Fund’s position in VRDNs that had yields that reset on a daily or weekly basis, which helped to maintain a high degree of liquidity. To further enhance the Fund’s credit quality and diversification, we reduced exposure to those VRDNs that had relatively weaker letters of credit and liquidity providers, favoring investments in self-liquidity VRDNs.(2)

(1)	A Variable Rate Demand Note is a long-term bond with a floating interest rate that provides investors with the option to tender, or “put”, the securityat par with seven days’ notice—or, in some cases, one day’s notice.

(2)	When a self-liquidity VRDN is issued, the issuer agrees to repurchase bonds that have been tendered, but not yet remarketed, without procuring a third-party liquidity facility.

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UBS Select Prime Preferred Fund
UBS Select Treasury Preferred Fund
UBS Select Tax-Free Preferred Fund

Overall, assets in the master fund rose significantly at times during the reporting period, and the average weekly VRDN rates varied considerably as the market was affected by the Lehman Brothers’ bankruptcy and multiple government interventions. The combination of cash inflows and a lack of what we perceived to be very high-quality options in which to invest caused us to take defensive positions from time to time.

Additionally, as a result of market conditions, the Fund made selective, limited investments in taxable overnight repurchase agreements backed by Treasury and agency securities, which benefited performance, even after considering tax implications. Going forward, we will continue to search for highly liquid investments that offer minimal credit risk to the Fund.

Q.	What factors do you believe are likely to affect the Funds over the coming months?
A.	Overall, it appears that many of the actions taken by policy makers at the US Treasury Department and the Fed are having their intended effect—increasing liquidity within the financial system and providing credit to consumers and businesses. In light of the historically low Fed funds rate, we expect Treasury and money market yields to remain relatively low in the near future.

While the US economy continues to feel the pain of the recession, a few indicators, including consumer confidence and personal consumption, have begun to show improvements. However, existing home sales have yet to show a meaningful upturn, and continuing unemployment claims remain on the rise.

Looking ahead, we plan to monitor the factors likely to influence the Fed’s future decisions on interest rates, including the state of the financial markets, inflation and the overall state of the economy.

7

UBS Select Prime Preferred Fund
UBS Select Treasury Preferred Fund
UBS Select Tax-Free Preferred Fund

Special note regarding UBS Select Tax-Free Preferred Fund:
In response to events in the municipal bond market during the reporting period, many fund managers winnowed their exposures to insured municipal money market issues most vulnerable to downgrades, diminishing the available supply of suitable investment opportunities. In order to pursue competitive yields for investors—while seeking to adhere to high credit-quality constraints—UBS Global Asset Management determined it to be in the best interests of shareholders for the related master fund to make temporary, limited investments of appropriate credit quality within the taxable securities universe, to the extent allowable by the Fund’s offering documents and as believed prudent or appropriate. These taxable investments were made by the Tax-Free Master Fund for a limited period of time during the reporting period, and represented a small percentage of its portfolio.

As a result of these investments, a portion of the Fund’s yields may not be as tax advantaged as ordinary municipal money market investments. Of course, we will continue to manage the Fund so that the tax characteristics of the underlying securities are passed through to the shareholders to the extent allowed.

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UBS Select Prime Preferred Fund
UBS Select Treasury Preferred Fund
UBS Select Tax-Free Preferred Fund

We thank you for your continued support and welcome any comments or questions you may have. For additional information on the UBS Funds,** please contact your financial advisor, or visit us at www.ubs.com/globalam-us.

Sincerely,

Kai R. Sotorp	Elbridge T. Gerry III
President—UBS Money Series	Portfolio Manager—
UBS Select Prime Preferred Fund	UBS Select Tax-Free Preferred Fund
UBS Select Treasury Preferred Fund	Managing Director
UBS Select Tax-Free Preferred Fund	UBS Global Asset Management
Head—Americas	(Americas) Inc.
UBS Global Asset Management
(Americas) Inc.

Robert Sabatino	Ryan Nugent
Portfolio Manager—	Portfolio Manager—
UBS Select Prime Preferred Fund	UBS Select Tax-Free Preferred Fund
UBS Select Treasury Preferred Fund	Director
Executive Director	UBS Global Asset Management
UBS Global Asset Management	(Americas) Inc.
(Americas) Inc.

This letter is intended to assist shareholders in understanding how the Funds performed during the 12 months ended April 30, 2009. The views and opinions in the letter were current as of June15, 2009. They are not guarantees of performance or investment results and should not be taken as investment advice. Investment decisions reflect a variety of factors, and we reserve the right to change our views about individual securities, sectors and markets at any time. As a result, the views expressed should not be relied upon as a forecast of the Funds’ future investment intent. We encourage you to consult your financial advisor regarding your personal investment program.

**	Mutual funds are sold by prospectus only. You should read it carefully and consider a fund’s investment objectives, risks, charges, expenses and other important information contained in the prospectus before investing. Prospectuses for most of our funds can be obtained from your financial advisor, by calling UBS Funds at 800-647 1568 or by visiting our Web site at www.ubs.com/globalam-us.

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UBS Select Prime Preferred Fund
UBS Select Treasury Preferred Fund
UBS Select Tax-Free Preferred Fund

Temporary Guarantee Program for Money Market Funds
Each Fund participates in the Temporary Guarantee Program for Money Market Funds (the “Program”) created by the US Department of the Treasury (the “Treasury”).

The Program is designed to provide certain investors with a guarantee of a $1.00 net asset value (“NAV”) price per share based on the number of shares held by the investor in a fund as of the close of business on September 19, 2008. The guarantee under the Program is triggered if a fund’s market-based NAV falls below $0.995, commonly referred to as “breaking the buck” (a “Guarantee Event”) and the fund commences the process of liquidation. Any increase in the number of shares held by an investor in a fund after the close of business on September 19, 2008, will not be guaranteed. If the number of shares held by an investor in a fund fluctuates over the period of the Program (as discussed below), the Program will cover the lesser of (i) the number of shares held by the investor in the fund as of the close of business on September 19, 2008, or (ii) the number of shares held by the investor as of the date of the Guarantee Event. In order to participate in the Program, each Fund paid fees as noted earlier in this report.

Under the terms of the Program, upon the occurrence of a Guarantee Event, a fund Board must promptly initiate actions necessary under state and federal law to commence the liquidation of a fund. The Program will guarantee any difference between the amount received by an investor in connection with the liquidation and the value based on $1.00 per share. Guarantee payments under the Program will be made through a fund within approximately 30 days of a Guarantee Event. The Treasury, in its sole discretion, may designate a later payment date after taking into account prevailing market conditions. Guarantee payments under the Program will not exceed the amount available within the Treasury’s Exchange Stabilization Fund.

The Program is designed to address temporary dislocations in credit markets. The Program will exist up to the close of business on September 18, 2009. Neither this shareholder report, nor any participating fund, is in any manner approved, endorsed, sponsored or authorized by the Treasury.

10

UBS Select Prime Preferred Fund
UBS Select Treasury Preferred Fund
UBS Select Tax-Free Preferred Fund

Temporary Guarantee Program for Money Market Funds (concluded)
A few highlights of the Program to keep in mind:

•	The US Treasury Temporary Guarantee Program provides a guarantee to participating money market mutual fund shareholders based on the number of shares invested in the fund at the close of business on September 19, 2008.

•	Any increase in the number of shares an investor holds after the close of business on September 19, 2008, will not be guaranteed.

•	If a customer closes his/her account with a fund or broker-dealer, any future investment in the fund will not be guaranteed.

•	If the number of shares an investor holds fluctuates over the period, the investor will be covered for either the number of shares held as of the close of business on September 19, 2008, or the current amount, whichever is less.

•	The Program expires on September 18, 2009.

11

UBS Select Prime Preferred Fund
UBS Select Treasury Preferred Fund
UBS Select Tax-Free Preferred Fund

Understanding your Fund’s expenses (unaudited)
As a shareholder of a Fund, you incur ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Since each Fund is a “feeder fund” that invests in a corresponding “master fund,” the expense information below reflects the combined effect of the two levels of expenses and not just those imposed directly at the feeder fund level.

The examples below are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, November 1, 2008 to April 30, 2009.

Actual expenses
The first line in the table below for each Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes
The second line in the table below for each Fund provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line in the table for each Fund is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, if those other funds impose transactional costs - for example, exchange fees. In addition, if those transactional costs were included, your costs for those other funds would have been higher.

12

UBS Select Prime Preferred Fund
UBS Select Treasury Preferred Fund
UBS Select Tax-Free Preferred Fund

Understanding your Fund’s expenses (unaudited) (concluded)(1)

UBS Select Prime Preferred Fund

	Beginning		Expenses paid
	account value	Ending	during period(2)	Expense ratio
	November 1,	account value	11/01/08 to	during the
	2008	April 30, 2009	04/30/09	period

Actual	$1,000.00	$1,006.60	$0.80	0.16%

Hypothetical
(5% annual return
before expenses)	1,000.00	1,024.00	0.80	0.16

UBS Select Treasury Preferred Fund
	Beginning		Expenses paid
	account value	Ending	during period(2)	Expense ratio
	November 1,	account value	11/01/08 to	during the
	2008	April 30, 2009	04/30/09	period

Actual	$1,000.00	$1,001.40	$0.84	0.17%

Hypothetical
(5% annual return
before expenses)	1,000.00	1,023.95	0.85	0.17

UBS Select Tax-Free Preferred Fund
	Beginning		Expenses paid
	account value	Ending	during period(2)	Expense ratio
	November 1,	account value	11/01/08 to	during the
	2008	April 30, 2009	04/30/09	period

Actual	$1,000.00	$1,002.50	$0.99	0.20%

Hypothetical
(5% annual return
before expenses)	1,000.00	1,023.80	1.00	0.20

(1)	The expenses for the Funds reflect the expenses of the corresponding master funds in which they invest in addition to their own direct expenses.

(2)	Expenses are equal to the Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 181 divided by 365 (to reflect the one-half year period).

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UBS Select Prime Preferred Fund
UBS Select Treasury Preferred Fund
UBS Select Tax-Free Preferred Fund

Yields and characteristics at a glance (unaudited)

UBS Select Prime Preferred Fund

Yields and characteristics	04/30/09	10/31/08	04/30/08

Seven-day current yield(1)	0.64%	2.67%	2.82%

Seven-day effective yield(1)	0.64	2.70	2.86

Weighted average maturity(2)	36 days	52 days	51 days

Net assets (mm)	$3,638.2	$1,012.3	$947.4

UBS Select Treasury Preferred Fund
Yields and characteristics	04/30/09	10/31/08	04/30/08

Seven-day current yield(1)	0.14%	0.59%	1.87%

Seven-day effective yield(1)	0.14	0.59	1.89

Weighted average maturity(2)	37 days	51 days	17 days

Net assets (mm)	$2,838.5	$2,513.0	$1,096.0

UBS Select Tax-Free Preferred Fund
Yields and characteristics	04/30/09	10/31/08	04/30/08

Seven-day current yield(1)	0.39%	1.43%	2.23%

Seven-day effective yield(1)	0.39	1.44	2.26

Weighted average maturity(2)	14 days	40 days	23 days

Net assets (mm)	$260.6	$138.9	$63.6

(1)	Yields will fluctuate, and reflect fee waivers. Performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be higher or lower than the performance data quoted.

(2)	Weighted average maturity provided is that of the related master fund, which is actively managed and its weighted average maturity will differ over time.

An investment in UBS Select Prime Preferred Fund, UBS Select Treasury Preferred Fund, and UBS Select Tax-Free Preferred Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Notwithstanding the preceding statements, the Funds are participating in the US Treasury’s Temporary Guarantee Program for Money Market Funds. The Program generally does not guarantee any new investments in a Fund made after September 19, 2008, and is scheduled to expire on September 18, 2009. For more information about the Program’s scope and limitations, please see the Funds’ most recent prospectus as supplemented.

14

UBS Select Prime Preferred Fund

Statement of assets and liabilities—April 30, 2009

Assets:
Investment in Prime Master Fund (“Master”), at value
(cost—$3,640,293,463 which approximates cost for
federal income tax purposes)	$3,640,293,463

Other assets	141,683

Total assets	3,640,435,146

Liabilities:
Dividends payable to shareholders	2,094,483

Payable to affiliates	126,366

Total liabilities	2,220,849

Net assets:
Shares of beneficial interest—$0.001 par value per share,
unlimited amount authorized; 3,638,181,642 outstanding	3,638,181,642

Accumulated net realized gain from investment activities	32,655

Net assets	$3,638,214,297

Net asset value per share	$1.00

See accompanying notes to financial statements

15

UBS Select Treasury Preferred Fund

Statement of assets and liabilities—April 30, 2009

Assets:
Investment in Treasury Master Fund (“Master”), at value
(cost—$2,838,655,323 which approximates cost for
federal income tax purposes)	$2,838,655,323

Other assets	268,722

Total assets	2,838,924,045

Liabilities:
Dividends payable to shareholders	344,705

Payable to affiliates	90,367

Total liabilities	435,072

Net assets:
Shares of beneficial interest—$0.001 par value per share,
unlimited amount authorized; 2,838,488,973 outstanding	2,838,488,973

Net assets	$2,838,488,973

Net asset value per share	$1.00

See accompanying notes to financial statements

16

UBS Select Tax-Free Preferred Fund

Statement of assets and liabilities—April 30, 2009

Assets:
Investment in Tax-Free Master Fund (“Master”), at value
(cost—$260,582,521 which approximates cost for
federal income tax purposes)	$260,582,521

Other assets	63,546

Total assets	260,646,067

Liabilities:
Dividends payable to shareholders	73,525

Payable to affiliates	6,183

Total liabilities	79,708

Net assets:
Shares of beneficial interest—$0.001 par value per share,
unlimited amount authorized; 260,556,988 outstanding	260,556,943

Accumulated net realized gain from investment activities	9,416

Net assets	$260,566,359

Net asset value per share	$1.00

See accompanying notes to financial statements

17

UBS Select Prime Preferred Fund

Statement of operations

For the
year ended
April 30, 2009

Investment income:
Interest income allocated from Master	$36,951,222

Securities lending income allocated from Master	194,674

Expenses allocated from Master	(2,075,010)

Net investment income allocated from Master	35,070,886

Expenses:
Administration fees	1,639,834

US Treasury Temporary Guarantee Program Participation fees	236,139

Trustees’ fees	19,042

1,895,015

Less: Fee waivers by administrator	(829,438)

Net expenses	1,065,577

Net investment income	34,005,309

Net realized gain from investment activities allocated from Master	32,469

Net increase in net assets resulting from operations	$34,037,778

See accompanying notes to financial statements

18

UBS Select Treasury Preferred Fund

Statement of operations

For the
year ended
April 30, 2009

Investment income:
Interest income allocated from Master	$18,141,488

Securities lending income allocated from Master	55,832

Expenses allocated from Master	(2,198,807)

Waivers allocated from Master	837

Net investment income allocated from Master	15,999,350

Expenses:
Administration fees	1,739,661

US Treasury Temporary Guarantee Program Participation fees	447,873

Trustees’ fees	18,907

2,206,441

Less: Fee waivers by administrator	(879,284)

Net expenses	1,327,157

Net investment income	14,672,193

Net realized gain from investment activities allocated from Master	843

Net increase in net assets resulting from operations	$14,673,036

See accompanying notes to financial statements

19

UBS Select Tax-Free Preferred Fund

Statement of operations

For the
year ended
April 30, 2009

Investment income:
Interest income allocated from Master	$3,438,268

Expenses allocated from Master	(237,576)

Interest expense allocated from Master	(240)

Waivers allocated from Master	128,899

Net investment income allocated from Master	3,329,351

Expenses:
Administration fees	177,817

US Treasury Temporary Guarantee Program Participation fees	105,910

Trustees’ fees	12,170

295,897

Less: Fee waivers by administrator	(94,993)

Net expenses	200,904

Net investment income	3,128,447

Net realized gain from investment activities allocated from Master	15,624

Net increase in net assets resulting from operations	$3,144,071

See accompanying notes to financial statements

20

UBS Select Prime Preferred Fund

Statement of changes in net assets

	For the	For the period
	year ended	August 28, 2007(1) to
	April 30, 2009	April 30, 2008

From operations:
Net investment income	$34,005,309	$17,455,829

Net realized gain from investment activities	32,469	186

Net increase in net assets resulting from operations	34,037,778	17,456,015

Dividends to shareholders from:
Net investment income	(34,005,309)	(17,455,829)

Net increase in net assets from beneficial interest transactions	2,690,713,814	947,467,828

Net increase in net assets	2,690,746,283	947,468,014

Net assets:
Beginning of period	947,468,014	—

End of period	$3,638,214,297	$947,468,014

Accumulated undistributed net investment income	$—	$—

(1)	Commencement of operations.

See accompanying notes to financial statements

21

UBS Select Treasury Preferred Fund

Statement of changes in net assets

	For the	For the period
	year ended	August 28, 2007(1) to
	April 30, 2009	April 30, 2008

From operations:
Net investment income	$14,672,193	$10,176,827

Net realized gain from investment activities	843	45,657

Net increase in net assets resulting from operations	14,673,036	10,222,484

Dividends and distributions to
shareholders from:
Net investment income	(14,672,193)	(10,176,827)

Net realized gain from investment activities	(46,500)	—

Total dividends and distributions to shareholders	(14,718,693)	(10,176,827)

Net increase in net assets from beneficial interest transactions	1,742,559,721	1,095,929,252

Net increase in net assets	1,742,514,064	1,095,974,909

Net assets:
Beginning of period	1,095,974,909	—

End of period	$2,838,488,973	$1,095,974,909

Accumulated undistributed net investment income	$—	$—

(1)	Commencement of operations.

See accompanying notes to financial statements

22

UBS Select Tax-Free Preferred Fund

Statement of changes in net assets

	For the	For the period
	year ended	August 28, 2007(1) to
	April 30, 2009	April 30, 2008

From operations:
Net investment income	$3,128,447	$3,354,798

Net realized gain from investment activities	15,624	22,012

Net increase in net assets resulting from operations	3,144,071	3,376,810

Dividends and distributions to
shareholders from:
Net investment income	(3,128,447)	(3,354,798)

Net realized gain from investment activities	(28,265)	—

Total dividends and distributions to shareholders	(3,156,712)	(3,354,798)

Net increase in net assets from beneficial interest transactions	196,956,368	63,600,620

Net increase in net assets	196,943,727	63,622,632

Net assets:
Beginning of period	63,622,632	—

End of period	$260,566,359	$63,622,632

Accumulated undistributed net investment income	$—	$—

(1)	Commencement of operations.

See accompanying notes to financial statements

23

UBS Select Prime Preferred Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

	For the		For the period
	year ended		August 28, 2007(1) to
	April 30, 2009		April 30, 2008

Net asset value, beginning of period	$1.00		$1.00

Net investment income	0.020		0.029

Dividends from net investment income	(0.020)		(0.029)

Net asset value, end of period	$1.00		$1.00

Total investment return(2)	1.99%		2.96%

Ratios/supplemental data:
Net assets, end of period (000’s)	$3,638,214		$947,468

Expenses to average net assets, net of fee waivers by administrator	0.15	%(3)	0.14	%(3),(4)

Expenses to average net assets, before fee waivers by administrator	0.19	%(3)	0.18	%(3),(4)

Net investment income to average net assets	1.64	%(3)	3.95	%(3),(4)

(1)	Commencement of operations.
(2)	Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.
(3)	Ratios include the Fund’s share of income and expenses allocated from the Master.
(4)	Annualized.

See accompanying notes to financial statements

24

UBS Select Treasury Preferred Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

	For the		For the period
	year ended		August 28, 2007(1) to
	April 30, 2009		April 30, 2008

Net asset value, beginning of period	$1.00		$1.00

Net investment income	0.009		0.022

Dividends from net investment income	(0.009)		(0.022)

Distributions from net realized gains from investment activities	(0.000	)(2)	—

Total dividends and distributions	(0.009)		(0.022)

Net asset value, end of period	$1.00		$1.00

Total investment return(3)	0.91%		2.27%

Ratios/supplemental data:
Net assets, end of period (000’s)	$2,838,489		$1,095,975

Expenses to average net assets, net of fee waivers by advisor/administrator	0.16	%(4)	0.14	%(4),(5)

Expenses to average net assets, before fee waivers by advisor/administrator	0.20	%(4)	0.18	%(4),(5)

Net investment income to average net assets	0.67	%(4)	2.72	%(4),(5)

(1)	Commencement of operations.
(2)	Amount represents less than $0.0005 per share.
(3)	Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.
(4)	Ratios include the Fund’s share of income and expenses allocated from the Master.
(5)	Annualized.

See accompanying notes to financial statements

25

UBS Select Tax-Free Preferred Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

	For the		For the period
	year ended		August 28, 2007(1) to
	April 30, 2009		April 30, 2008

Net asset value, beginning of period	$1.00		$1.00

Net investment income	0.010		0.020

Dividends from net investment income	(0.010)		(0.020)

Distributions from net realized gains from investment activities	(0.000	)(2)	—

Total dividends and distributions	(0.010)		(0.020)

Net asset value, end of period	$1.00		$1.00

Total investment return(3)	1.31%		1.99%

Ratios/supplemental data:
Net assets, end of period (000’s)	$260,566		$63,623

Expenses to average net assets, net of fee waivers by advisor/administrator	0.13	%(4)	0.04	%(4),(5)

Expenses to average net assets, before fee waivers by advisor/administrator	0.22	%(4)	0.08	%(4),(5)

Net investment income to average net assets	1.32	%(4)	3.05	%(4),(5)

(1)	Commencement of operations.
(2)	Amount represents less than $0.0005 per share.
(3)	Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.
(4)	Ratios include the Fund’s share of income and expenses allocated from the Master.
(5)	Annualized.

See accompanying notes to financial statements

26

UBS Select Prime Preferred Fund
UBS Select Treasury Preferred Fund
UBS Select Tax-Free Preferred Fund

Notes to financial statements

Organization and significant accounting policies
UBS Select Prime Preferred Fund (“Prime Preferred Fund”), UBS Select Treasury Preferred Fund (“Treasury Preferred Fund”), and UBS Select Tax-Free Preferred Fund (“Tax-Free Preferred Fund”) (each a “Fund”, collectively, the “Funds”) are each registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified series of UBS Money Series (the “Trust”), an open-end management investment company organized as a Delaware statutory trust on April 29, 1998. Each of the Funds commenced operations on August 28, 2007. The Trust is a series mutual fund with fourteen series: the Funds, UBS Select Prime Institutional Fund, UBS Select Treasury Institutional Fund, UBS Select Tax-Free Institutional Fund, UBS Select Prime Investor Fund, UBS Select Treasury Investor Fund, UBS Select Tax-Free Investor Fund, UBS Select Prime Capital Fund, UBS Select Treasury Capital Fund, UBS Select Tax-Free Capital Fund, UBS Liquid Assets Fund and UBS Cash Reserves Fund. The financial statements for the other series of the Trust are not included herein.

Prime Preferred Fund, Treasury Preferred Fund, and Tax-Free Preferred Fund are “feeder funds” that invest substantially all of their assets in “master funds”—Prime Master Fund, Treasury Master Fund and Tax-Free Master Fund, respectively (each a “Master Fund”). The feeder funds and their respective Master Funds have the same investment objectives. The performance of each Fund is directly affected by the performance of the corresponding Master Fund. The value of such investments reflects the Fund’s proportionate interest in the net assets of its corresponding Master Fund (18.56% for Prime Preferred Fund, 26.53% for Treasury Preferred Fund and 9.41% for Tax-Free Preferred Fund at April 30, 2009). All of the net investment income and realized and unrealized gains and losses from investment activities of a Master Fund is allocated pro rata, based on respective ownership interests, among the corresponding Fund and other investors in the Master Fund (e.g., other feeder funds) at the time of such determination. The financial statements of the Master Funds, including the Statement of net assets, are included elsewhere in this report and should be read in connection with the Fund’s financial statements.

The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to

27

UBS Select Prime Preferred Fund
UBS Select Treasury Preferred Fund
UBS Select Tax-Free Preferred Fund

Notes to financial statements

that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

In the normal course of business the Funds may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

The preparation of financial statements in accordance with US generally accepted accounting principles requires the Funds’ management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

Valuation and accounting for investments and investment income—Each Fund records its investment in its corresponding Master Fund at value. Securities held by the Master Funds are valued as indicated in the Master Funds’ Notes to financial statements, which are included elsewhere in this report.

Dividends and distributions—Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions is determined in accordance with federal income tax regulations, which may differ from US generally accepted accounting principles. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

Concentration of risk
The ability of the issuers of the debt securities held by the Master Funds to meet their obligations may be affected by economic and political developments, including those particular to a specific industry, country, state or region.

28

UBS Select Prime Preferred Fund
UBS Select Treasury Preferred Fund
UBS Select Tax-Free Preferred Fund

Notes to financial statements

Administrator
UBS Global Asset Management (Americas) Inc. (“UBS Global AM”) serves as administrator to each Fund pursuant to an Administration Agreement approved by the Trust’s board. In accordance with the Administration Agreement, each Fund pays UBS Global AM an administration fee, which is accrued daily and paid monthly, at the annual rate of 0.08% of each Fund’s average daily net assets. At April 30, 2009, Prime Preferred Fund, Treasury Preferred Fund and Tax-Free Preferred Fund owed UBS Global AM $264,579, $189,901 and $17,964, respectively, for administrative services.

In exchange for these fees, UBS Global AM has agreed to bear all of the Funds’ expenses other than interest, taxes, extraordinary costs and the cost of securities purchased and sold by the Funds, including any transaction costs. Although UBS Global AM is not obligated to pay the fees and expenses of the Funds’ independent trustees, it is contractually obligated to reduce its fee in an amount equal to those fees and expenses. UBS Global AM estimates that these fees and expenses will be less than 0.01% of each Fund’s average daily net assets. At April 30, 2009, UBS Global AM owed $5,924, $4,584 and $2,800 for independent trustees fees to Prime Preferred Fund, Treasury Preferred Fund and Tax-Free Preferred Fund, respectively.

The Funds and UBS Global AM have entered into a written fee waiver agreement pursuant to which UBS Global AM is contractually obligated to waive 0.04% of its administrative fees through August 31, 2009. At April 30, 2009, UBS Global AM owed Prime Preferred Fund, Treasury Preferred Fund and Tax-Free Preferred Fund $132,289, $94,950 and $8,981 for fee waivers, respectively. For the year ended April 30, 2009, UBS Global AM was contractually obligated to waive $829,438, $879,284 and $94,993, respectively.

Federal tax status
Each Fund intends to distribute all of its income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially

29

UBS Select Prime Preferred Fund
UBS Select Treasury Preferred Fund
UBS Select Tax-Free Preferred Fund

Notes to financial statements

all of their net investment income, net realized capital gains and certain other amounts, if any, the Funds intend not to be subject to a federal excise tax.

The tax character of distributions paid to shareholders by Prime Preferred Fund and Treasury Preferred Fund during the year ended April 30, 2009 and the fiscal period ended April 30, 2008, was ordinary income. The tax character of distributions paid to shareholders by Tax-Free Preferred Fund during the year ended April 30, 2009 and the fiscal period ended April 30, 2008, was 98.90% and 99.60% tax-exempt income and 1.10% and 0.40% ordinary income, respectively.

At April 30, 2009, the components of accumulated earnings (deficit) on a tax basis was undistributed ordinary income of $2,127,138 for Prime Preferred Fund, undistributed ordinary income of $344,705 for Treasury Preferred Fund, and undistributed tax-exempt income of $73,570, undistributed ordinary income of $6,781, and undistributed long-term capital gains of $2,590 for Tax-Free Preferred Fund.

To reflect reclassifications arising from permanent “book/tax” differences for the year ended April 30, 2009, undistributed net investment income was increased by $186 and accumulated net realized gain on investment was decreased by $186 for Prime Preferred Fund. These differences are primarily due to the reclassification of dividends.

As of and during the year ended April 30, 2009, the Funds did not have any liabilities for any unrecognized tax positions. The Funds recognize interest and penalties, if any, related to unrecognized tax positions as income tax expense in the Statement of operations. During the year ended April 30, 2009, the Funds did not incur any interest or penalties.

Each of the tax years since inception of each Fund, remains subject to examination by the Internal Revenue Service and state taxing authorities.

30

UBS Select Prime Preferred Fund
UBS Select Treasury Preferred Fund
UBS Select Tax-Free Preferred Fund

Notes to financial statements

Shares of beneficial interest
 There is an unlimited amount of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

	For the	For the
	year ended	period ended
Prime Preferred Fund	April 30, 2009	April 30, 2008*

Shares sold	22,511,010,865	3,467,416,730

Shares repurchased	(19,844,597,551)	(2,533,911,395)

Dividends reinvested	24,300,500	13,962,493

Net increase in shares outstanding	2,690,713,814	947,467,828

	For the	For the
	year ended	period ended
Treasury Preferred Fund	April 30, 2009	April 30, 2008*

Shares sold	11,711,769,472	3,031,643,626

Shares repurchased	(9,984,352,970)	(1,942,897,906)

Dividends reinvested	15,143,219	7,183,532

Net increase in shares outstanding	1,742,559,721	1,095,929,252

	For the	For the
	year ended	period ended
Tax-Free Preferred Fund	April 30, 2009	April 30, 2008*

Shares sold	909,040,264	1,409,161,212

Shares repurchased	(714,567,276)	(1,348,263,435)

Dividends reinvested	2,483,380	2,702,843

Net increase in shares outstanding	196,956,368	63,600,620

*  The Fund commenced operations on August 28, 2007.

US Treasury Temporary Guarantee Program for Money Market Funds
Each Fund participates in the US Treasury Department Temporary Guarantee Program for Money Market Funds. The program covers shareholders of mutual funds as of the close of business on September 19, 2008. The program expires on September 18, 2009. Each Fund bears the cost of participating in this program, as this is not an expense borne by the Funds’ administrator. Each Fund paid a fee of 0.01% of the value of the Funds’ outstanding shares on September 19, 2008 (valued at $1.00 per share) for participation in the program for the initial coverage period of

31

UBS Select Prime Preferred Fund
UBS Select Treasury Preferred Fund
UBS Select Tax-Free Preferred Fund

Notes to financial statements

September 19, 2008, through December 18, 2008. The program was first extended until April 30, 2009, and each Fund paid a fee calculated in the same manner but at the rate of 0.015% for continued participation in the program through that date. In April, the program was extended a final time, providing coverage through September 18, 2009. Each Fund paid an additional fee for continued coverage for the period May 1, 2009, through September 18, 2009, calculated in the same manner and at the same 0.015% rate as for the initial extension period.

32

UBS Select Prime Preferred Fund
UBS Select Treasury Preferred Fund
UBS Select Tax-Free Preferred Fund

Report of independent registered public accounting firm

To the Shareholders and Board of Trustees of
UBS Select Prime Preferred Fund,
UBS Select Treasury Preferred Fund and
UBS Select Tax-Free Preferred Fund

We have audited the accompanying statements of assets and liabilities of UBS Select Prime Preferred Fund, UBS Select Treasury Preferred Fund and UBS Select Tax-Free Preferred Fund (three of the series comprising UBS Money Series) (collectively, the “Funds”) as of April 30, 2009, and the related statements of operations for the year then ended and the statements of changes in net assets and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of UBS Select Prime Preferred Fund, UBS Select Treasury Preferred Fund and UBS Select Tax-Free Preferred Fund at April 30, 2009, the results of their operations for the year then ended and the changes in their net assets and the financial highlights for each of the indicated periods, in conformity with US generally accepted accounting principles.

New York, New York
June 24, 2009

33

UBS Select Prime Preferred Fund
UBS Select Treasury Preferred Fund
UBS Select Tax-Free Preferred Fund

General information (unaudited)

Quarterly Form N-Q portfolio schedule
The Funds and Master Funds will file their complete schedules of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ and Master Funds’ Forms N-Q are available on the SEC’s Web site at http://www.sec.gov. The Funds’ and Master Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC 0330. Additionally, you may obtain copies of Forms N-Q from the Funds and Master Funds upon request by calling 1-800-647 1568.

Proxy voting policies, procedures and record
You may obtain a description of each Fund’s (and corresponding Master Fund’s) (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how a fund voted any proxies related to portfolio securities during the most recent 12-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting a fund directly at 1-800-647 1568, online on a fund’s Web site: www.ubs.com/ubsglobalam-proxy, or on the EDGAR Database on the SEC’s Web site (http://www.sec.gov).

Other tax information
Pursuant to Section 871(k)(2)(c) of the Internal Revenue Code, the Funds designate 100% of their distributions from net realized gains as short-term capital gain dividends.

99.38% of the ordinary income dividends paid by the UBS Select Treasury Preferred Fund during the fiscal year ended April 30, 2009 qualify as “interest related dividends” for non-U.S. shareholders.

34

Prime Master Fund

Statement of net assets—April 30, 2009

	Face
Security description	amount	Value

US government and agency obligations—17.78%

Federal Farm Credit Bank
0.800%, due 12/21/09(1)	$75,000,000	$74,610,000

Federal Home Loan Bank
0.210%, due 05/04/09(1)	85,000,000	84,998,513

1.500%, due 05/06/09(1)	122,534,000	122,508,472

0.210%, due 05/07/09(1)	225,000,000	224,992,125

0.649%, due 05/13/09(2)	113,000,000	113,000,000

2.400%, due 05/13/09	140,000,000	139,999,148

1.800%, due 05/15/09(1)	125,832,000	125,743,918

0.378%, due 05/27/09(2)	350,000,000	350,000,000

0.320%, due 06/08/09(1)	150,000,000	149,949,333

1.293%, due 06/10/09(2)	95,000,000	95,000,000

2.820%, due 07/10/09	120,000,000	120,000,000

0.450%, due 07/13/09(1)	125,000,000	124,885,937

0.550%, due 10/13/09(1)	100,000,000	99,747,917

0.800%, due 12/09/09(1)	90,000,000	89,556,000

0.800%, due 05/05/10	150,000,000	149,985,000

Federal Home Loan Mortgage Corp.*
0.650%, due 05/01/09(2)	200,000,000	200,000,000

0.348%, due 05/18/09(2)	32,500,000	32,494,934

1.800%, due 06/25/09(1)	111,750,000	111,442,688

4.250%, due 07/15/09	91,757,000	92,476,423

Federal National Mortgage Association*
0.420%, due 05/01/09(2)	200,000,000	200,000,000

1.750%, due 05/13/09(1)	55,505,000	55,472,622

1.029%, due 07/13/09(2)	321,000,000	321,000,000

5.125%, due 07/13/09	114,500,000	115,574,958

0.913%, due 07/28/09(2)	167,500,000	167,488,522

US Treasury Bills
0.310%, due 05/21/09(1),(3)	84,250,000	84,235,490

0.330%, due 05/21/09(1),(3)	41,175,000	41,167,451

Total US government and agency obligations
(cost—$3,486,329,451)		3,486,329,451

Bank notes—1.38%

Banking-US—1.38%
Wachovia Bank N.A. (Charlotte)
1.396%, due 05/01/09(2)	125,000,000	125,000,000

35

Prime Master Fund

Statement of net assets—April 30, 2009

	Face
Security description	amount	Value

Bank notes—(concluded)

Banking-US—(concluded)
Wells Fargo Bank N.A.
0.547%, due 05/19/09(2)	$146,500,000	$146,500,000

Total bank notes (cost—$271,500,000)		271,500,000

Time deposit—1.17%

Banking-non-US—1.17%
Wells Fargo Bank N.A., Grand Cayman
0.190%, due 05/01/09 (cost—$229,000,000)	229,000,000	229,000,000

Certificates of deposit—14.72%

Banking-non-US—13.44%
Abbey National Treasury Services PLC
2.940%, due 05/22/09	98,500,000	98,500,000

Bank of Nova Scotia
0.570%, due 05/01/09	75,000,000	75,000,000

1.584%, due 05/05/09(2)	91,600,000	91,589,000

2.400%, due 05/07/09	140,000,000	140,000,000

Bank of Tokyo-Mitsubishi UFJ Ltd.
0.450%, due 05/22/09	250,000,000	250,000,000

BNP Paribas
0.460%, due 05/01/09	267,000,000	267,000,000

3.180%, due 08/24/09	75,000,000	75,000,000

Calyon N.A., Inc.
3.170%, due 06/02/09	120,000,000	120,000,000

0.900%, due 07/02/09	75,000,000	75,000,000

Credit Suisse First Boston
2.750%, due 05/18/09	175,000,000	175,000,000

Deutsche Bank AG
0.600%, due 05/21/09	210,000,000	210,000,000

0.620%, due 07/08/09	128,000,000	128,000,000

0.610%, due 07/27/09	76,000,000	76,000,000

Dnb NOR ASA
1.000%, due 07/01/09	185,000,000	185,000,000

Lloyds TSB Bank PLC
1.110%, due 07/07/09	215,000,000	215,000,000

Natixis
0.950%, due 07/07/09	200,000,000	200,000,000

Svenska Handelsbanken
1.459%, due 07/13/09(2)	127,000,000	127,000,000

36

Prime Master Fund

Statement of net assets—April 30, 2009

	Face
Security description	amount	Value

Certificates of deposit—(concluded)

Banking-non-US—(concluded)
Toronto-Dominion Bank
1.150%, due 08/20/09	$128,000,000	$128,058,255

		2,636,147,255

Banking-US—1.28%
Morgan (J.P.) Chase Bank
0.450%, due 05/18/09	250,000,000	250,000,000

Total certificates of deposit (cost—$2,886,147,255)		2,886,147,255

Commercial paper(1)—44.79%

Asset backed-banking—1.58%
Atlantis One Funding
0.750%, due 05/19/09	200,000,000	199,925,000

0.750%, due 06/01/09	110,000,000	109,928,958

		309,853,958

Asset backed-miscellaneous—21.97%
Amsterdam Funding Corp.
0.400%, due 05/14/09	168,000,000	167,975,733

0.850%, due 05/19/09	100,000,000	99,957,500

0.950%, due 06/10/09	100,000,000	99,894,444

0.850%, due 07/06/09	68,000,000	67,894,033

Atlantic Asset Securitization LLC
0.320%, due 05/11/09	136,837,000	136,824,837

0.320%, due 05/13/09	100,000,000	99,989,333

0.650%, due 06/03/09	100,000,000	99,940,417

0.500%, due 07/01/09	50,000,000	49,957,639

Barton Capital LLC
0.350%, due 05/11/09	158,577,000	158,561,583

0.330%, due 05/13/09	22,302,000	22,299,547

0.340%, due 05/19/09	46,017,000	46,009,177

Chariot Funding LLC
0.350%, due 05/11/09	209,039,000	209,018,677

Enterprise Funding Co. LLC
0.550%, due 05/14/09	76,500,000	76,484,806

0.350%, due 05/19/09	133,634,000	133,610,614

0.510%, due 07/07/09	39,826,000	39,788,199

37

Prime Master Fund

Statement of net assets—April 30, 2009

	Face
Security description	amount	Value

Commercial paper(1)—(continued)

Asset backed-miscellaneous—(continued)
Fairway Finance Co. LLC
0.350%, due 05/08/09	$100,000,000	$99,993,194

0.650%, due 06/08/09	148,000,000	147,898,456

0.570%, due 07/06/09	64,135,000	64,067,979

Falcon Asset Securitization Corp.
0.500%, due 05/13/09	50,000,000	49,991,667

Jupiter Securitization Co. LLC
0.350%, due 05/08/09	150,000,000	149,989,792

Kitty Hawk Funding Corp.
0.510%, due 07/07/09	95,241,000	95,150,600

Market Street Funding LLC
0.650%, due 06/11/09	150,000,000	149,888,958

0.650%, due 06/12/09	50,000,000	49,962,083

Old Line Funding Corp.
0.350%, due 05/07/09	50,000,000	49,997,083

0.500%, due 05/08/09	50,033,000	50,028,136

0.350%, due 05/12/09	47,076,000	47,070,965

0.600%, due 06/08/09	81,813,000	81,761,185

0.650%, due 06/08/09	100,000,000	99,931,389

Ranger Funding Co. LLC
0.350%, due 05/11/09	68,025,000	68,018,386

0.570%, due 05/19/09	150,000,000	149,957,250

0.700%, due 06/16/09	67,620,000	67,559,518

0.560%, due 07/06/09	145,000,000	144,851,133

Regency Markets No.1 LLC
0.450%, due 05/26/09	116,919,000	116,882,463

Sheffield Receivables Corp.
0.650%, due 06/03/09	50,000,000	49,970,208

0.500%, due 07/01/09	50,000,000	49,957,639

0.500%, due 07/06/09	65,000,000	64,940,417

Thunderbay Funding
0.350%, due 05/07/09	50,000,000	49,997,083

0.600%, due 06/01/09	33,955,000	33,937,457

0.650%, due 06/02/09	124,365,000	124,293,145

0.650%, due 06/08/09	60,000,000	59,958,833

0.650%, due 06/16/09	75,133,000	75,070,598

0.500%, due 07/01/09	45,060,000	45,021,824

38

Prime Master Fund

Statement of net assets—April 30, 2009

	Face
Security description	amount	Value

Commercial paper(1)—(continued)

Asset backed-miscellaneous—(concluded)
Variable Funding Capital Corp.
0.500%, due 06/22/09	$200,000,000	$199,855,556

0.450%, due 07/20/09	90,000,000	89,910,000

Yorktown Capital LLC
0.570%, due 05/18/09	65,000,000	64,982,504

0.700%, due 06/16/09	100,000,000	99,910,556

0.600%, due 07/02/09	109,178,000	109,065,183

		4,308,077,779

Automobile OEM—0.89%
American Honda Finance Corp.
0.750%, due 05/07/09	100,000,000	99,987,500

0.900%, due 07/02/09	74,325,000	74,209,796

		174,197,296

Banking-non-US—4.92%
Bank of Nova Scotia
0.720%, due 05/13/09	98,000,000	97,976,480

Caisse Nationale des Caisses d’Epargne et de Prevoyance
0.530%, due 05/14/09	200,000,000	199,961,722

0.790%, due 06/03/09	200,000,000	199,855,167

Dnb NOR ASA
0.550%, due 06/03/09	46,000,000	45,976,808

0.780%, due 06/29/09	65,000,000	64,916,908

0.880%, due 08/24/09	94,000,000	93,735,756

Svenska Handelsbanken
0.350%, due 05/11/09	263,000,000	262,974,431

		965,397,272

Banking-US—11.99%
Calyon N.A., Inc.
1.870%, due 06/17/09	77,500,000	77,310,792

1.020%, due 07/29/09	150,000,000	149,621,750

CBA (Delaware) Finance, Inc.
0.630%, due 06/19/09	45,700,000	45,660,812

0.630%, due 06/23/09	100,000,000	99,907,250

0.640%, due 07/01/09	200,000,000	199,783,111

Danske Corp.
0.500%, due 05/04/09	200,000,000	199,991,667

39

Prime Master Fund

Statement of net assets—April 30, 2009

	Face
Security description	amount	Value

Commercial paper(1)—(concluded)

Banking-US—(concluded)
ING (US) Funding LLC
0.650%, due 07/30/09	$142,000,000	$141,769,250

Morgan (J.P.) Chase & Co.
0.350%, due 06/03/09	300,000,000	299,903,750

Nordea N.A., Inc.
0.290%, due 05/18/09	188,000,000	187,974,255

San Paolo IMI US Financial Co.
0.850%, due 06/22/09	180,000,000	179,779,000

0.810%, due 07/02/09	120,000,000	119,832,600

0.800%, due 07/06/09	100,000,000	99,853,333

Societe Generale N.A., Inc.
0.780%, due 05/04/09	100,000,000	99,993,500

0.770%, due 07/01/09	150,000,000	149,804,292

UniCredito Delaware, Inc.
0.600%, due 05/15/09	300,000,000	299,930,000

		2,351,115,362

Brokerage—1.91%
RBS Holdings USA, Inc.
1.200%, due 07/20/09	150,000,000	149,600,000

1.230%, due 07/21/09	225,000,000	224,377,312

		373,977,312

Finance-noncaptive diversified—1.53%
General Electric Capital Corp.
0.300%, due 05/04/09	150,000,000	149,996,250

2.400%, due 06/03/09	150,000,000	149,670,000

		299,666,250

Total commercial paper (cost—$8,782,285,229)		8,782,285,229

US master note—1.99%

Brokerage—1.99%
Banc of America Securities LLC
0.700%, due 05/01/09(2),(4) (cost—$390,000,000)	390,000,000	390,000,000

Funding agreement—1.33%

Insurance-life—1.33%
Metropolitan Life Insurance Co. of CT
0.775%, due 05/01/09(2),(5) (cost—$260,000,000)	260,000,000	260,000,000

40

Prime Master Fund

Statement of net assets—April 30, 2009

	Face
Security description	amount	Value

Short-term corporate obligations—5.51%

Banking-non-US—3.56%
BNP Paribas
1.441%, due 05/13/09(2)	$60,000,000	$60,000,000

ING Bank NV
1.571%, due 05/22/09(2),(6)	140,000,000	140,000,000

1.670%, due 06/15/09(2),(6)	106,600,000	106,421,077

Lloyds TSB Group PLC
1.541%, due 05/07/09(2),(6)	150,000,000	150,000,000

Nordea Bank AB
1.449%, due 07/24/09(2),(6)	167,000,000	167,000,000

Rabobank Nederland NV
1.431%, due 05/11/09(2),(6)	75,000,000	75,000,000

		698,421,077

Banking-US—0.76%
HSBC Bank USA, Inc.
1.559%, due 07/14/09(2)	100,000,000	100,000,000

US Bank N.A.
1.393%, due 06/10/09(2)	49,000,000	48,772,059

		148,772,059

Finance-captive automotive—0.71%
Toyota Motor Credit Corp.
0.680%, due 05/01/09(2)	140,000,000	140,000,000

Finance-noncaptive diversified—0.48%
General Electric Capital Corp.
1.356%, due 05/29/09(2)	95,000,000	93,981,348

Total short-term corporate obligations (cost—$1,081,174,484)		1,081,174,484

41

Prime Master Fund

Statement of net assets—April 30, 2009

	Face
Security description	amount	Value

Repurchase agreements—11.99%

Repurchase agreement dated 04/30/09 with Banc of America
Securities LLC, 0.150% due 05/01/09, collateralized by
$63,875,000 Federal Farm Credit Bank obligations, zero coupon to 5.200% due 05/01/09 to 02/06/26, $168,850,000 Federal
Home Loan Bank obligations, zero coupon to 5.000% due
05/04/09 to 07/15/36, $277,651,000 Federal Home Loan Mortgage
Corp. obligations, zero coupon to 7.000% due 05/11/09 to
01/15/37, $15,000,000 Federal Home Loan Mortgage Corp.
Principal Strips obligations, 5.750% due 01/15/12, $117,514,000
Federal National Mortgage Association obligations, zero coupon to 8.280% due 08/03/09 to 09/14/26, $13,715,000 Federal
National Mortgage Association Interest Strips obligations, zero coupon due 11/15/12 and $38,600,000 Federal National
Mortgage Association Principal Strips obligations,
4.750% to 7.125% due 02/21/13 to 01/15/30;
(value—$663,000,711); proceeds: $650,002,708	$650,000,000	$650,000,000

Repurchase agreement dated 04/30/09 with Barclays Bank PLC,
0.160% due 05/01/09, collateralized by $710,287,800
US Treasury Bonds, 3.500% to 7.625% due 02/15/25 to
02/15/39; (value—$867,000,114); proceeds: $850,003,778	850,000,000	850,000,000

Repurchase agreement dated 04/30/09 with Deutsche Bank
Securities, Inc., 0.150% due 05/01/09, collateralized by
$155,165,000 Federal Home Loan Bank obligations, 0.976%
to 5.500% due 12/15/09 to 07/15/36, $137,000,000
Federal Home Loan Mortgage Corp. obligations, zero
coupon to 5.000% due 06/11/09 to 07/15/13 and
$6,465,000 Federal National Mortgage Association
obligations, 5.250% due 09/15/16; (value—$306,004,668);
proceeds: $300,001,250	300,000,000	300,000,000

Repurchase agreement dated 04/30/09 with
Goldman Sachs & Co., 0.160% due 05/01/09,
collateralized by $494,339,500 US Treasury Inflation
Index Bonds, 2.375% due 01/15/25; (value—$561,000,087);
proceeds: $550,002,444	550,000,000	550,000,000

Repurchase agreement dated 04/30/09 with State Street
Bank & Trust Co., 0.010% due 05/01/09, collateralized by
$15,305 US Treasury Bills, zero coupon due 08/20/09 to
08/27/09; (value—$15,301); proceeds: $15,000	15,000	15,000

Total repurchase agreements (cost—$2,350,015,000)		2,350,015,000

42

Prime Master Fund

Statement of net assets—April 30, 2009

	Number of
Security description	shares	Value

Investment of cash collateral from securities loaned—0.52%

Money market fund(7)—0.52%
UBS Private Money Market Fund LLC,(8)
0.460% (cost—$102,816,000)	102,816,000	$102,816,000

Total investments (cost—$19,839,267,419 which approximates
cost for federal income tax purposes)—101.18%		19,839,267,419

Liabilities in excess of other assets—(1.18)%		(231,380,601)

Net assets—100.00%		$19,607,886,818

*	On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship, and the US Treasury guaranteed the debt issued by these organizations.
(1)	Interest rates shown are the discount rates at date of purchase.
(2)	Variable rate securities. The maturity dates reflect earlier of reset dates or stated maturity dates. The interest rates shown are the current rates as of April 30, 2009, and reset periodically.
(3)	Security, or portion thereof, was on loan at April 30, 2009.
(4)	The security detailed in the table below, which represents 1.99% of net assets, is considered liquid and restricted as of April 30, 2009.

Acquisition
			cost as a		Value as a
			percentage		percentage
Restricted	Acquisition	Acquisition	of net		of net
security	date(9)	cost	assets	Value	assets

Banc of America
Securities LLC,
0.700%, 05/01/09	04/30/09	$390,000,000	1.99%	$390,000,000	1.99%

(5)	The security detailed in the table below, which represents 1.33% of net assets, is considered illiquid and restricted as of April 30, 2009.

Acquisition
			cost as a		Value as a
			percentage		percentage
Restricted	Acquisition	Acquisition	of net		of net
security	date(9)	cost	assets	Value	assets

Metropolitan Life
Insurance Co. of CT.,
0.775%,05/01/09	04/01/09	$260,000,000	1.33%	$260,000,000	1.33%

(6)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 3.26% of net assets as of April 30, 2009, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

43

Prime Master Fund

Statement of net assets—April 30, 2009

(7)	Rate shown reflects yield at April 30, 2009.
(8)	The table below details Prime Master Fund’s transaction activity in an affiliated issuer during the year ended April 30, 2009.

Net income
		Purchases	Sales		earned from
		during the	during the		affiliate for the
Security	Value at	year ended	year ended	Value at	year ended
description	04/30/08	04/30/09	04/30/09	04/30/09	04/30/09

UBS Private
Money Market
Fund LLC	$234,656,346	$3,837,404,874	$3,969,245,220	$102,816,000	$524,475

(9)	Acquisition dates represent most recent reset dates on variable rate securities.
OEM	Original Equipment Manufacturer

Issuer breakdown by country of origin (unaudited)

Percentage of total investments

United States	75.7%

France	6.0

United Kingdom	4.2

Sweden	2.8

Canada	2.7

Germany	2.1

Japan	2.0

Norway	2.0

Netherlands	1.6

Switzerland	0.9

Total	100.0%

Weighted average maturity—36 days

On May 1, 2008, the Fund adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1—Quoted prices in active markets for identical investments.
Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.
Level 3—Unobservable inputs inclusive of the Fund’s own assumptions in determining the value of investments.

44

Prime Master Fund

Statement of net assets—April 30, 2009

The following is a summary of the inputs used as of April 30, 2009 in valuing the Fund’s investments:

	Quoted prices in	Significant
	active markets	other
	for identical	observable	Unobservable
	investments	inputs	inputs
	(Level 1)	(Level 2)	(Level 3)	Total

Investments, at value	$—	$19,579,267,419	$260,000,000	$19,839,267,419

The following is a rollforward of the Fund’s investments that used unobservable inputs (Leve l3) during the year ended April 30, 2009.

Investments,
at value

Beginning balance at 04/30/08	$150,000,000

Net purchases/(sales)	110,000,000

Accrued discounts/(premiums)	—

Total realized gain/(loss)	—

Total unrealized gain/(loss)	—

Net transfers in/(out) of Level 3	—

Ending balance at 04/30/09	$260,000,000

In April 2009, the FASB issued FASB Staff Position No.157-4,“Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly” (“FSP 157-4”). FSP 157-4 provides additional guidance for estimating fair value in accordance with FAS 157, when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate a transaction is not orderly. FSP 157-4 is effective for fiscal years and interim periods ending after June 15, 2009. Management is currently evaluating the impact the adoption of FSP 157-4 will have on the Fund’s financial statement disclosures.

See accompanying notes to financial statements

45

Treasury Master Fund

Statement of net assets—April 30, 2009

	Face
Security description	amount	Value

US government obligations—55.23%

US Cash Management Bills
0.140%, due 05/15/09(1)	$250,000,000	$249,986,389

0.240%, due 06/24/09(1)	100,000,000	99,964,000

1.430%, due 06/24/09(1)	150,000,000	149,678,250

0.415%, due 09/15/09(1)	100,000,000	99,842,260

0.470%, due 09/15/09(1)	75,000,000	74,865,854

US Treasury Bills
0.170%, due 05/07/09(1)	175,000,000	174,995,042

0.140%, due 05/14/09(1)	250,000,000	249,987,406

0.210%, due 05/14/09(1)	100,000,000	99,992,417

0.292%, due 05/14/09(1)	75,000,000	74,992,092

0.275%, due 05/21/09(1)	200,000,000	199,969,444

0.310%, due 05/21/09(1)	53,250,000	53,240,829

0.330%, due 05/21/09(1)	26,575,000	26,570,128

0.211%, due 05/28/09(1)	250,000,000	249,960,531

0.220%, due 05/28/09(1)	250,000,000	249,958,844

0.300%, due 05/28/09(1)	118,500,000	118,473,338

0.170%, due 06/04/09(1)	250,000,000	249,959,979

0.170%, due 06/04/09(1)	58,000,000	57,990,688

0.200%, due 06/11/09(1)	350,000,000	349,920,278

0.215%, due 06/11/09(1)	250,000,000	249,938,927

0.240%, due 06/11/09(1)	200,000,000	199,945,447

0.260%, due 07/02/09(1)	150,000,000	149,932,833

0.285%, due 07/02/09(1)	250,000,000	249,877,292

1.335%, due 07/02/09(1)	87,000,000	86,799,973

1.640%, due 07/02/09(1)	100,000,000	99,717,556

0.316%, due 07/23/09(1)	150,000,000	149,890,890

0.300%, due 07/30/09(1)	250,000,000	249,812,500

1.050%, due 07/30/09(1)	200,000,000	199,475,000

0.320%, due 08/13/09(1)	200,000,000	199,815,111

1.470%, due 08/27/09(1)	125,000,000	124,397,708

0.355%, due 09/17/09(1)	125,000,000	124,828,904

0.380%, due 09/24/09(1)	175,000,000	174,730,660

1.941%, due 09/24/09(1)	100,000,000	99,213,019

0.290%, due 10/08/09(1)	150,000,000	149,806,667

0.640%, due 10/22/09(1)	125,000,000	124,613,333

0.630%, due 11/19/09(1)	100,000,000	99,646,500

46

Treasury Master Fund

Statement of net assets—April 30, 2009

	Face
Security description	amount	Value

US government obligations—(concluded)

US Treasury Notes
4.875%, due 05/31/09	$150,000,000	$150,578,742

3.500%, due 08/15/09	25,000,000	25,243,674

4.875%, due 08/15/09	79,025,000	80,072,081

4.000%, due 08/31/09	90,000,000	91,105,326

Total US government obligations (cost—$5,909,789,912)		5,909,789,912

Repurchase agreements—44.73%

Repurchase agreement dated 04/30/09 with Banc of America
Securities LLC, 0.140% due 05/01/09, collateralized by
$1,390,624,200 US Treasury Notes, 1.375% to 1.875% due
03/15/12 to 04/30/14; (value—$1,377,000,018);
proceeds: $1,350,005,250	1,350,000,000	1,350,000,000

Repurchase agreement dated 04/30/09 with Barclays Bank
PLC, 0.160% due 05/01/09, collateralized by $536,740,700
US Treasury Bills, zero coupon due 10/22/09 and $831,900,100
US Treasury Notes, 1.500% due 10/31/10;
(value—$1,377,000,013); proceeds: $1,350,006,000	1,350,000,000	1,350,000,000

Repurchase agreement dated 04/30/09 with Deutsche Bank
Securities, Inc., 0.140% due 05/01/09, collateralized by
$169,933,000 US Cash Management Bills, zero coupon due
05/15/09, $374,789,000 US Treasury Bonds, 6.000% to 8.125%
due 08/15/19 to 02/15/26 and $675,159,300 US Treasury
Notes, 1.125% to 4.875% due 07/15/09 to 02/15/18;
(value—$1,363,026,010); proceeds: $1,336,305,197	1,336,300,000	1,336,300,000

Repurchase agreement dated 04/30/09 with Morgan Stanley &
Co., 0.110% due 05/01/09, collateralized by $3,577,000
US Treasury Bonds, 3.500% due 02/15/39 and $711,839,000
US Treasury Notes, 1.375% to 4.875% due 04/15/12 to
03/31/13; (value—$766,884,256); proceeds: $750,002,292	750,000,000	750,000,000

Repurchase agreement dated 04/30/09 with State Street
Bank & Trust Co., 0.010% due 05/01/09, collateralized by
$2,041 US Treasury Bills, zero coupon due 08/20/09 to
08/27/09; (value—$2,040); proceeds: $2,000	2,000	2,000

Total repurchase agreements (cost—$4,786,302,000)		4,786,302,000

Total investments (cost—$10,696,091,912 which approximates
cost for federal income tax purposes)—99.96%		10,696,091,912

Other assets in excess of liabilities—0.04%		3,805,416

Net assets—100.00%		$10,699,897,328

(1)	Interest rates shown are the discount rates at date of purchase.

Weighted average maturity—37 days

47

Treasury Master Fund

Statement of net assets—April 30, 2009

On May 1, 2008, the Fund adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1—Quoted prices in active markets for identical investments.
Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.
Level 3—Unobservable inputs inclusive of the Fund’s own assumptions in determining the value of investments.

The following is a summary of the inputs used as of April 30, 2009 in valuing the Fund’s investments:

	Quoted prices in	Significant
	active markets	other
	for identical	observable	Unobservable
	investments	inputs	inputs
	(Level 1)	(Level 2)	(Level 3)	Total

Investments, at value	$—	$10,696,091,912	$—	$10,696,091,912

In April 2009, the FASB issued FASB Staff Position No. 157-4,“Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly” (“FSP 157-4”). FSP 157-4 provides additional guidance for estimating fair value in accordance with FAS 157, when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate a transaction is not orderly. FSP 157-4 is effective for fiscal years and interim periods ending after June 15, 2009. Management is currently evaluating the impact the adoption of FSP 157-4 will have on the Fund’s financial statement disclosures.

See accompanying notes to financial statements

48

Tax-Free Master Fund

Statement of net assets—April 30, 2009

	Face
Security description	amount	Value

Municipal bonds and notes—87.04%

Alabama—0.79%
Montgomery Industrial Development Board Pollution Control &
Solid Waste District Refunding (General Electric Co. Project),
0.320%, VRD	$21,800,000	$21,800,000

Alaska—4.13%
Valdez Marine Terminal Revenue Refunding
(BP Pipelines, Inc. Project),
Series A,
0.350%, VRD	17,700,000	17,700,000

Series B,
0.350%, VRD	43,200,000	43,200,000

Series C,
0.350%, VRD	34,580,000	34,580,000

Valdez Marine Terminal Revenue Refunding
(Exxon Pipeline Co. Project),
Series A,
0.100%, VRD	1,100,000	1,100,000

Series B,
0.100%, VRD	13,400,000	13,400,000

Series C,
0.100%, VRD	4,505,000	4,505,000

		114,485,000

Arizona—0.97%
Arizona Board of Regents University Systems Revenue Refunding,
Series A,
0.330%, VRD	13,000,000	13,000,000

Pima County Industrial Development Authority Industrial
Revenue (Tucson Electric Power Co.),
0.440%, VRD	9,700,000	9,700,000

0.600%, VRD	3,750,000	3,750,000

Pima County Industrial Development Authority Industrial
Revenue (Tucson Electric Power Co.-Irvington Project),
0.600%, VRD	300,000	300,000

		26,750,000

California—0.64%
California Statewide Communities Development Authority
Revenue (Kaiser Permanente),
Series D,
0.200%, VRD	17,400,000	17,400,000

49

Tax-Free Master Fund

Statement of net assets—April 30, 2009

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

California—(concluded)
Metropolitan Water District Southern California
Waterworks Revenue,
Series B-2,
0.230%, VRD	$300,000	$300,000

		17,700,000

Colorado—1.06%
Aurora Water Improvement Revenue (JP Morgan PUTTERs,
Series 2010) (AMBAC Insured),
0.880%, VRD(1),(2)	12,075,000	12,075,000

Colorado Educational & Cultural Facilities Authority Revenue
(National Jewish Federation Board Program),
Series C-1,
0.500%, VRD	910,000	910,000

Series C-6,
0.500%, VRD	5,400,000	5,400,000

Colorado Educational & Cultural Facilities Revenue
(Nature Conservancy),
Series A,
0.500%, VRD	11,100,000	11,100,000

		29,485,000

Connecticut—0.67%
Connecticut State Health & Educational Facilities
Authority Revenue (Wesleyan University),
Series D,
0.400%, VRD	7,000,000	7,000,000

Connecticut State Housing Finance Authority
(CIL Realty, Inc.),
0.380%, VRD	1,600,000	1,600,000

Connecticut State (JP Morgan PUTTERs, Series 1170)
(FGIC Insured),
0.980%, VRD(1),(2)	9,925,000	9,925,000

		18,525,000

Delaware—0.24%
Delaware State,
Series C,
5.000%, due 07/01/09	6,750,000	6,785,833

50

Tax-Free Master Fund

Statement of net assets—April 30, 2009

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

District of Columbia—1.46%
District of Columbia Revenue (Field School Project),
Series A,
0.520%, VRD	$14,045,000	$14,045,000

District of Columbia Revenue (Pooled Loan Program),
Series A,
0.500%, VRD	7,000,000	7,000,000

District of Columbia University Revenue (Georgetown University),
Series B-2,
0.400%, VRD	9,640,000	9,640,000

District of Columbia,
Series C,
0.380%, VRD	9,640,000	9,640,000

		40,325,000

Florida—1.77%
Escambia County Health Facilities Authority Revenue
(Ascension Health Credit), Series A-2, (Pre-refunded with
US Government Securities to 11/15/09 @ 101),
6.000%, due 11/15/09	3,000,000	3,074,242

Jacksonville Sales Tax (Bank of America Austin Certificates,
Series 2008-3005X) (MBIA Insured),
1.130%, VRD(1),(2)	8,975,000	8,975,000

JEA Electric System Revenue,
Series Three B-2,
0.500%, VRD	37,060,000	37,060,000

		49,109,242

Georgia—3.88%
Atlanta Water & Wastewater Revenue,
0.470%, VRD	30,000,000	30,000,000

Forsyth County Water & Sewer Authority Revenue
(JP Morgan PUTTERs, Series 2253) (FSA Insured),
0.880%, VRD(1),(2)	9,750,000	9,750,000

Fulton County Development Authority Revenue
(Children’s Healthcare),
1.450%, VRD	14,000,000	14,000,000

Gainesville & Hall County Hospital Authority Revenue
Anticipation Certificates,
Series E,
0.500%, VRD	8,300,000	8,300,000

51

Tax-Free Master Fund

Statement of net assets—April 30, 2009

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

Georgia—(concluded)
Series F,
0.500%, VRD	$8,300,000	$8,300,000

Metropolitan Atlanta Rapid Transit Authority of Georgia
Sales Tax Revenue,
Series A,
0.750%, VRD	16,700,000	16,700,000

Private Colleges & Universities Authority Revenue (Emory University),
Series A, (Mandatory Put 07/07/09 @100),
1.750%, due 07/07/09	8,000,000	8,000,000

Series B,
0.200%, VRD	3,600,000	3,600,000

Series B-1,
0.210%, VRD	5,925,000	5,925,000

Series C5,
0.220%, VRD	3,000,000	3,000,000

		107,575,000

Idaho—0.66%
Idaho Tax Anticipation Notes,
3.000%, due 06/30/09	14,500,000	14,529,972

Power County Pollution Control Revenue (FMC Corp. Project),
0.500%, VRD	3,800,000	3,800,000

		18,329,972

Illinois—2.83%
Chicago Board of Education Refunding (Dedicated Revenues),
Series A-2,
0.500%, VRD	5,900,000	5,900,000

Chicago O’Hare International Revenue (Third Lien),
Series C,
0.500%, VRD	15,000,000	15,000,000

Chicago Wastewater Transmission Revenue Refunding,
Series C-1,
0.500%, VRD	12,000,000	12,000,000

Cook County Sales Tax Anticipation Notes,
3.000%, due 08/03/09	5,200,000	5,218,659

Cook County Township High School District No 211
Palatine & Schaumb Ltd. Tax (FSA Insured),
5.000%, due 12/01/09	1,160,000	1,183,871

52

Tax-Free Master Fund

Statement of net assets—April 30, 2009

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

Illinois—(concluded)
Illinois Development Finance Authority Revenue
(Evanston Northwestern),
Series B,
0.450%, VRD	$85,000	$85,000

Illinois Educational Facilities Authority Revenues
(ACI/Cultural Pooled Financing),
0.550%, VRD	14,680,000	14,680,000

Illinois Finance Authority Revenue (Advocate Health Care),
Subseries C2A,
0.440%, VRD	12,500,000	12,500,000

Illinois Finance Authority Revenue (Art Institute of Chicago),
Series B-2,
0.480%, VRD	3,300,000	3,300,000

Illinois Finance Authority Revenue (Carle Foundation),
Series B,
0.400%, VRD	1,800,000	1,800,000

McHenry County (Bank of America Austin Certificates,
Series 2008-3025X) (FSA Insured),
0.930%, VRD(1),(2)	6,600,000	6,600,000

		78,267,530

Indiana—2.26%
Indianapolis Local Public Improvement Bond Bank
(JP Morgan PUTTERs, Series 2080) (MBIA Insured),
0.880%, VRD(1),(2)	4,690,000	4,690,000

Indiana State Finance Authority Revenue (Ascension Health),
Series CR-E-1,
0.360%, VRD	11,400,000	11,400,000

Series CR-E-3,
0.250%, VRD	16,600,000	16,600,000

Mount Vernon Industrial Pollution Control & Solid Waste
Disposal Revenue (General Electric Co. Project),
0.320%, VRD	13,600,000	13,600,000

Purdue University Revenues (Student Fee),
Series S,
0.180%, VRD	3,135,000	3,135,000

Saint Joseph County Industrial Educational Facilities Revenue
(University of Notre Dame Du Lac Project),
0.370%, VRD	13,225,000	13,225,000

		62,650,000

53

Tax-Free Master Fund

Statement of net assets—April 30, 2009

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

Iowa—0.16%
Iowa State School Cash Anticipation Program
(Iowa School Corps.),
Series B,
3.000%, due 01/21/10	$4,500,000	$4,571,289

Kentucky—1.48%
Christian County Association of County’s
Leasing Trust Lease Program,
Series A,
0.450%, VRD	1,905,000	1,905,000

Kentucky Asset Liability Commission General Fund Revenue
Tax & Revenue Anticipation Notes,
Series A,
3.000%, due 06/25/09	13,000,000	13,023,481

Pendleton County Multi-County Lease Revenue
(Associated Counties Leasing Program),
0.600%, VRD	7,000,000	7,000,000

Shelby County Lease Revenue,
Series A,
0.450%, VRD	14,095,000	14,095,000

Williamstown League of Cities Funding Trust Lease Revenue,
Series A,
0.520%, VRD	4,975,000	4,975,000

		40,998,481

Maine—0.11%
Maine Health & Higher Educational Facilities Authority Revenue
(JP Morgan PUTTERs, Series 1973) (AMBAC Insured),
0.880%, VRD(1),(2)	2,990,000	2,990,000

Maryland—2.64%
Maryland Economic Development Corp. Revenue
(Baltimore Symphony Trust),
0.500%, VRD	2,500,000	2,500,000

Maryland Economic Development Corp. Revenue
(Providence Center, Inc. Facility),
0.500%, VRD	2,905,000	2,905,000

Maryland Economic Development Corp. Revenue Refunding
(Howard Hughes Medical),
Series B,
0.250%, VRD	14,000,000	14,000,000

54

Tax-Free Master Fund

Statement of net assets—April 30, 2009

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

Maryland—(concluded)
Maryland Health & Higher Educational Facilities Authority
Revenue (John Hopkins Health System),
Series A,
0.400%, VRD	$1,000,000	$1,000,000

Maryland Health & Higher Educational Facilities Authority
Revenue (John Hopkins University),
Series A,
0.350%, VRD	4,000,000	4,000,000

Series B,
0.320%, VRD	21,730,000	21,730,000

Maryland Health & Higher Educational Facilities Authority
Revenue (University of Maryland Medical Systems),
Series C,
0.500%, VRD	5,000,000	5,000,000

Washington Suburban Sanitation District Bond Anticipation Notes,
Series A,
0.500%, VRD	14,615,000	14,615,000

Series A-7,
0.500%, VRD	7,500,000	7,500,000

		73,250,000

Massachusetts—6.54%
Bedford Bond Anticipation Notes,
2.500%, due 07/24/09	12,149,000	12,176,540

Massachusetts (Central Artery),
Series A,
0.500%, VRD	10,000,000	10,000,000

Massachusetts Development Finance Agency Revenue
(Boston University),
Series U-3,
0.300%, VRD	5,560,000	5,560,000

Series U-6E,
0.170%, VRD	13,500,000	13,500,000

Massachusetts Development Finance Agency Revenue
(Harvard University),
Series HH,
0.320%, VRD	4,250,000	4,250,000

55

Tax-Free Master Fund

Statement of net assets—April 30, 2009

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

Massachusetts—(continued)
Massachusetts Development Finance Agency Revenue
(Simmons College),
Series G,
0.300%, VRD	$4,500,000	$4,500,000

Massachusetts Health & Educational Facilities Authority Revenue
(Citigroup ROCS RR-II-R-11585),
0.710%, VRD(1),(2)	10,000,000	10,000,000

Massachusetts Health & Educational Facilities Authority
Revenue (Harvard University),
Series L,
0.100%, VRD	7,990,000	7,990,000

Series Y,
0.320%, VRD	14,730,000	14,730,000

Massachusetts Health & Educational Facilities Authority
Revenue (Henry Heywood),
Series C,
0.520%, VRD	3,000,000	3,000,000

Massachusetts Health & Educational Facilities Authority
Revenue (Massachusetts Institute of Technology),
Series J-1,
0.200%, VRD	4,700,000	4,700,000

Massachusetts Health & Educational Facilities Authority
Revenue (Partners Healthcare Systems),
Series D-1,
0.300%, VRD	4,500,000	4,500,000

Series D-3,
0.280%, VRD	5,000,000	5,000,000

Massachusetts Health & Educational Facilities Authority
Revenue (Pooled Loan Program),
Series N,
0.520%, VRD	11,000,000	11,000,000

Massachusetts Health & Educational Facilities Authority
Revenue (Tufts University),
Series G,
0.280%, VRD	18,750,000	18,750,000

Series N-1,
0.450%, VRD	2,700,000	2,700,000

56

Tax-Free Master Fund

Statement of net assets—April 30, 2009

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

Massachusetts—(concluded)
Massachusetts Health & Educational Facilities Authority
Revenue (Wellesley College),
Series I,
0.300%, VRD	$7,375,000	$7,375,000

Massachusetts Revenue Anticipation Notes,
Series C,
4.000%, due 05/29/09	4,000,000	4,005,447

Massachusetts State Refunding,
Series A,
0.550%, VRD	29,555,000	29,555,000

Series B,
0.550%, VRD	8,000,000	8,000,000

		181,291,987

Michigan—3.99%
Kent Hospital Finance Authority Revenue Refunding
(Spectrum Health),
Series B-2,
0.500%, VRD	25,000,000	25,000,000

Michigan Municipal Bond Authority Revenue Bond
Anticipation Notes (State Clean Water),
3.000%, due 07/15/09	6,000,000	6,026,096

Michigan State Hospital Finance Authority Revenue
(Ascension Health Senior Credit),
Series B-2,
0.250%, VRD	4,000,000	4,000,000

Series B-3,
0.360%, VRD	7,800,000	7,800,000

Series B-4,
0.250%, VRD	10,500,000	10,500,000

Series B-6,
0.250%, VRD	10,000,000	10,000,000

Michigan State Hospital Finance Authority Revenue
(Trinity Health Credit),
Series E,
0.200%, VRD	11,000,000	11,000,000

Michigan State Hospital Finance Authority Revenue Refunding
(Mclaren Health Care),
Series B,
0.450%, VRD	17,050,000	17,050,000

57

Tax-Free Master Fund

Statement of net assets—April 30, 2009

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

Michigan—(concluded)
University of Michigan University Revenues (Hospital),
Series A,
0.340%, VRD	$3,000,000	$3,000,000

University of Michigan University Revenues Refunding (Hospital),
Series A-2,
0.340%, VRD	1,600,000	1,600,000

University of Michigan University Revenues Refunding
(Medical Service Plan),
Series A-1,
0.340%, VRD	14,465,000	14,465,000

		110,441,096

Minnesota—0.92%
Midwest Consortium of Municipal Utilities Revenue
(Draw Down-Association Financing Program),
Series B,
0.470%, VRD	1,585,000	1,585,000

Rochester Health Care Facilities Revenue (Mayo Clinic),
Series B,
0.350%, VRD	6,250,000	6,250,000

Series D, (Mandatory Put 04/01/10 @ 100),
0.700%, due 04/01/10	3,000,000	3,000,000

University of Minnesota Refunding,
Series A,
0.300%, VRD	14,800,000	14,800,000

		25,635,000

Mississippi—0.10%
Mississippi Business Finance Corp. Gulf Opportunity Zone
(Chevron USA, Inc. Project),
Series A,
0.300%, VRD	400,000	400,000

Series B,
0.700%, VRD	2,500,000	2,500,000

		2,900,000

Missouri—2.87%
Curators University of Missouri Systems Facilities Revenue,
Series B,
0.360%, VRD	4,700,000	4,700,000

58

Tax-Free Master Fund

Statement of net assets—April 30, 2009

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

Missouri—(concluded)
Missouri State Health & Educational Facilities Authority
Health Facilities Revenue (BJC Health Systems),
Series C,
0.200%, VRD	$5,000,000	$5,000,000

Series E,
0.220%, VRD	35,300,000	35,300,000

St. Joseph Industrial Development Authority Health Facilities
Revenue (Heartland Regional Medical Center),
Series A,
0.410%, VRD	6,000,000	6,000,000

University of Missouri Revenue (System Facilities),
Series A,
0.450%, VRD	23,275,000	23,275,000

Series B,
0.450%, VRD	5,100,000	5,100,000

		79,375,000

Montana—0.74%
Forsyth Pollution Control Revenue Refunding
(PacifiCorp Project),
0.600%, VRD	17,500,000	17,500,000

Montana Facility Finance Authority Revenue
(Sisters of Charity Health Systems),
0.440%, VRD	2,900,000	2,900,000

		20,400,000

Nebraska—0.36%
Lancaster County Hospital Authority No.1 Hospital Revenue
Refunding (Bryanlgh Medical Center),
Series B-1,
0.520%, VRD	10,000,000	10,000,000

Nevada—0.25%
Clark County (Citigroup ROCS, Series RR-II R-11507),
0.640%, VRD(1),(2)	2,800,000	2,800,000

Reno Hospital Revenue Refunding
(Renown Regular Medical Center),
Series A,
0.400%, VRD	4,000,000	4,000,000

		6,800,000

59

Tax-Free Master Fund

Statement of net assets—April 30, 2009

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

New Hampshire—0.51%
New Hampshire Health & Educational Facilities
Authority Revenue (Dartmouth College),
0.280%, VRD	$7,845,000	$7,845,000

Series A,
0.450%, VRD	6,300,000	6,300,000

		14,145,000

New Mexico—1.35%
Bernalillo County Tax & Revenue Anticipation Notes,
3.000%, due 06/30/09	8,000,000	8,016,412

Hurley Pollution Control Revenue Updates (Kennecott Santa Fe),
0.350%, VRD	18,700,000	18,700,000

New Mexico Finance Authority Transportation
Revenue Refunding (Sub Lien),
Subseries B-1,
0.400%, VRD	10,700,000	10,700,000

		37,416,412

New York—4.58%
New York City Housing Development Corp. Multi-Family
Mortgage Revenue (The Crest),
Series A,
0.380%, VRD	13,700,000	13,700,000

New York City Municipal Finance Authority Water & Sewer
Systems Revenue (Citigroup ROCS, Series RR-II-R-11264),
0.630%, VRD(1),(2)	5,485,000	5,485,000

New York City Municipal Water Finance Authority Water &
Sewer Systems Revenue (2nd Generation Resolution),
Series AA-3,
1.920%, VRD	39,950,000	39,950,000

New York City Municipal Water Finance Authority Water &
Sewer Systems Revenue,
Subseries B-3,
0.450%, VRD	5,800,000	5,800,000

New York City Transitional Finance Authority Revenue
(JP Morgan PUTTERs, Series 3267) (FGIC Insured),
0.880%, VRD(1),(2)	20,440,000	20,440,000

New York Dormitory Authority Revenues Non State Supported
Debt (Rockefeller University),
Series B,
0.210%, VRD	9,500,000	9,500,000

60

Tax-Free Master Fund

Statement of net assets—April 30, 2009

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

New York—(concluded)
New York,
Subseries J-5,
0.950%, VRD	$29,300,000	$29,300,000

Subseries L-5,
0.950%, VRD	2,800,000	2,800,000

		126,975,000

North Carolina—5.42%
Charlotte Water & Sewer System Revenue,
Series B,
0.470%, VRD	30,000,000	30,000,000

Mecklenburg County Certificates of Participation,
0.500%, VRD	3,860,000	3,860,000

Series A,
0.450%, VRD	1,555,000	1,555,000

Mecklenburg County,
Series B,
0.470%, VRD	8,970,000	8,970,000

North Carolina Capital Facilities Finance Agency Educational
Facilities Revenue (Warren Wilson College),
0.500%, VRD	8,500,000	8,500,000

North Carolina Educational Facilities Finance Agency Revenue
(Duke University Project),
Series A,
0.200%, VRD	3,415,000	3,415,000

North Carolina Medical Care Commission Health Care
Facilities Revenue (First Health Carolinas),
Series B,
0.470%, VRD	5,105,000	5,105,000

North Carolina (Public Improvement),
Series G,
0.270%, VRD	18,545,000	18,545,000

Raleigh Certificates of Participation (Downtown
Improvement Project),
Series B-1,
0.460%, VRD	30,000,000	30,000,000

University of North Carolina Hospital Chapel Hill Revenue,
Series B,
0.450%, VRD	24,735,000	24,735,000

61

Tax-Free Master Fund

Statement of net assets—April 30, 2009

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

North Carolina—(concluded)
University of North Carolina Revenues
(Citigroup ROCS, Series RR-II-R-11292),
0.640%, VRD(1),(2)	$3,080,000	$3,080,000

Wake County,
Series A,
0.460%, VRD	10,000,000	10,000,000

Series B,
0.470%, VRD	2,300,000	2,300,000

		150,065,000

Ohio—6.00%
Cleveland-Cuyahoga County Port Authority Revenue
(Carnegie/89th Garage Project),
0.380%, VRD	3,000,000	3,000,000

Columbus Sewer Revenue (JP Morgan PUTTERs, Series 2456),
0.560%, VRD(1),(2)	2,800,000	2,800,000

Columbus Sewer Revenue,
Series B,
0.280%, VRD	3,530,000	3,530,000

Montgomery County Revenue (Catholic Health),
Series B-1,
0.410%, VRD	20,300,000	20,300,000

Ohio (Common Schools),
Series D,
0.380%, VRD	20,000,000	20,000,000

Ohio Economic Development Revenue
(YMCA Greater Cincinnati Project),
0.430%, VRD	4,115,000	4,115,000

Ohio Higher Educational Facilities Commission Revenue
(JP Morgan PUTTERs, Series 3244Z),
0.560%, VRD(1),(2)	3,695,000	3,695,000

Ohio Higher Educational Facility Commission Revenue
(Cleveland Clinic),
Series B-3,
0.350%, VRD	18,975,000	18,975,000

Ohio Refunding Infrastructure Improvement,
Series B,
0.380%, VRD	10,000,000	10,000,000

62

Tax-Free Master Fund

Statement of net assets—April 30, 2009

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

Ohio—(concluded)
Ohio University General Receipts,
Series B,
0.200%, VRD	$39,600,000	$39,600,000

Ohio Water Development Authority Pollution Control
Facilities Revenue Refunding (FirstEnergy General Corp.),
Series A,
0.450%, VRD	6,135,000	6,135,000

Ohio Water Development Authority Pollution Control Facilities
Revenue Refunding (FirstEnergy Nuclear),
Series B,
0.450%, VRD	34,200,000	34,200,000

		166,350,000

Oklahoma—0.52%
Oklahoma City Industrial & Cultural Facilities Trust Educational
Facilities Revenue (Oklahoma City University Project),
0.500%, VRD	14,300,000	14,300,000

Oregon—1.40%
Oregon Facilities Authority Revenue
(Lewis & Clark College Project),
Series A,
0.530%, VRD	9,805,000	9,805,000

Oregon Facilities Authority Revenue (Peacehealth),
Series A,
0.400%, VRD	12,785,000	12,785,000

Series B,
0.400%, VRD	11,145,000	11,145,000

Oregon Tax Anticipation Notes,
Series A,
3.000%, due 06/30/09	5,000,000	5,010,500

		38,745,500

Pennsylvania—2.67%
Allegheny County Higher Education Building Authority
University Revenue (Carnegie Mellon University),
0.370%, VRD	19,800,000	19,800,000

Allegheny County Higher Education Building Authority
University Revenue Refunding (Carnegie Mellon University),
0.370%, VRD	5,900,000	5,900,000

63

Tax-Free Master Fund

Statement of net assets—April 30, 2009

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

Pennsylvania—(concluded)
Allegheny County Industrial Development Authority Revenue
(United Jewish Federation),
Series B,
0.480%, VRD	$3,065,000	$3,065,000

Butler County Hospital Authority Hospital Revenue
(Butler Health System Project),
Series A,
0.500%, VRD	4,500,000	4,500,000

Emmaus General Authority Revenue,
Subseries F-22,
0.400%, VRD	2,800,000	2,800,000

Geisinger Authority Health Systems (Geisinger Health Systems),
Series C,
0.400%, VRD	9,485,000	9,485,000

Lackawanna County Industrial Development Authority
Revenue (Scranton Preparation School Project),
0.470%, VRD	7,870,000	7,870,000

Luzerne County,
0.480%, VRD	2,760,000	2,760,000

Montgomery County,
Series A,
0.370%, VRD	3,500,000	3,500,000

Pennsylvania Higher Educational Facilities Authority Revenue
(St. Joseph’s University),
Series C,
0.430%, VRD	2,550,000	2,550,000

University of Pittsburgh of the Commonwealth Systems of
Higher Education Refunding (University Capital Project),
Series A,
2.500%, due 09/15/09	3,600,000	3,622,121

Washington County Authority Revenue Refunding
(University of Pennsylvania),
0.200%, VRD	5,215,000	5,215,000

Wilkes Barre,
Series B,
0.480%, VRD	2,840,000	2,840,000

		73,907,121

64

Tax-Free Master Fund

Statement of net assets—April 30, 2009

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

Rhode Island—0.21%
Rhode Island Industrial Facilities Corp. Marine Terminal
Revenue Refunding (ExxonMobil Project),
0.100%, VRD	$690,000	$690,000

Rhode Island State & Providence Plantations
Tax Anticipation Notes,
3.500%, due 06/30/09	5,000,000	5,010,587

		5,700,587

South Carolina—0.17%
South Carolina Jobs-Economic Development Authority Economic
Development Revenue Refunding (Bon Secours Health),
Series D,
0.500%, VRD	4,700,000	4,700,000

Tennessee—1.91%
Blount County Health & Educational Facilities Board Revenue
(Maryville College Project),
0.500%, VRD	7,600,000	7,600,000

Knox County Health Educational & Housing Facilities Board
Hospital Facilities Revenue (Catholic Healthcare),
Series B,
0.530%, VRD	8,000,000	8,000,000

Metropolitan Government Nashville & Davidson County Health &
Educational Facilities Board Revenue (Vanderbilt University),
Series A,
0.200%, VRD	12,160,000	12,160,000

Shelby County Public Improvement and School,
Series B,
0.450%, VRD	25,285,000	25,285,000

		53,045,000

Texas—13.55%
Alamo Community College District (Citigroup ROCS),
Series RR-II-R-11406 (BHAC-CR MBIA Insured),
0.920%, VRD(1),(2)	9,575,000	9,575,000

Series RR-II-R-883WF (FGIC Insured),
0.680%, VRD(1),(2)	7,750,000	7,750,000

Austin Water & Wastewater Systems Revenue Refunding,
1.500%, VRD	12,000,000	12,000,000

Dallas Waterworks & Sewer Systems Revenue
(JP Morgan PUTTERs, Series 1800B) (AMBAC Insured),
0.880%, VRD(1),(2)	1,515,000	1,515,000

65

Tax-Free Master Fund

Statement of net assets—April 30, 2009

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

Texas—(continued)
Gulf Coast Waste Disposal Authority Pollution Control
Revenue Refunding (AMOCO Oil),
0.140%, VRD	$240,000	$240,000

Harris County Cultural Education Facilities Finance Corp.
Revenue (Methodist Hospital),
Subseries C-1,
0.350%, VRD	12,900,000	12,900,000

Subseries C-2,
0.350%, VRD	15,500,000	15,500,000

Subseries C-3,
0.350%, VRD	14,100,000	14,100,000

Subseries C-4,
0.350%, VRD	700,000	700,000

Harris County Health Facilities Development Corp. Revenue
Refunding (Methodist Hospital Systems),
Series A-1,
0.350%, VRD	8,500,000	8,500,000

Harris County Health Facilities Development Corp. Revenue
Refunding (St.Luke’s Espiscopal),
Series A,
0.380%, VRD	10,000,000	10,000,000

Houston Higher Education Finance Corp.Higher Education
Revenue Refunding (Rice University Project),
Series A,
0.440%, VRD	4,770,000	4,770,000

Series B,
0.380%, VRD	6,700,000	6,700,000

Houston Higher Education Finance Corp. Higher Education
Revenue (Rice University Project),
Series A,
0.250%, VRD	5,030,000	5,030,000

Lower Neches Valley Authority Industrial Development Corp.
Exempt Facilities Revenue Refunding (ExxonMobil Project),
Series A,
0.140%, VRD	1,900,000	1,900,000

Port Arthur Navigation District Refunding (Texaco, Inc. Project),
0.450%, VRD	20,500,000	20,500,000

San Antonio Electric & Gas (Systems-Junior Lien),
0.550%, VRD	4,000,000	4,000,000

66

Tax-Free Master Fund

Statement of net assets—April 30, 2009

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

Texas—(continued)
San Antonio Hotel Occupancy Revenue Refunding (Sub Lien),
0.480%, VRD	$35,000,000	$35,000,000

Tarrant County Cultural Education Facilities Finance Corp.
Revenue (Texas Health Resources),
Series B,
0.200%, VRD	5,325,000	5,325,000

Texas (Citigroup ROCS, Series RR-II-R-11184),
0.640%, VRD(1),(2)	6,210,000	6,210,000

Texas (JP Morgan PUTTERs),
Series 2491,
0.560%, VRD(1),(2)	2,285,000	2,285,000

Series 2492,
0.560%, VRD(1),(2)	4,300,000	4,300,000

Series 2615,
0.560%, VRD(1),(2)	8,400,000	8,400,000

Series 3238,
0.560%, VRD(1),(2)	2,165,000	2,165,000

Texas State (Bank of America Austin Certificates,
Series 2008-1053),
0.580%, VRD(1),(2)	6,670,000	6,670,000

Texas State Transportation Commission Revenue
(JP Morgan PUTTERs, Series 2563),
0.560%, VRD(1),(2)	3,330,000	3,330,000

Texas Tax & Revenue Anticipation Notes,
3.000%, due 08/28/09	85,000,000	85,379,708

Texas Water Development Board Revenue Refunding
(State Revolving-Sub Lien),
Series A,
0.380%, VRD	3,900,000	3,900,000

University of Texas Permanent University Fund System,
Series A,
0.250%, VRD	12,270,000	12,270,000

University of Texas University Revenues (Financing Systems),
Series B,
0.200%, VRD	17,270,000	17,270,000

Series B,
0.280%, VRD	23,200,000	23,200,000

67

Tax-Free Master Fund

Statement of net assets—April 30, 2009

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

Texas—(concluded)
University of Texas University Revenues Refunding
(Financing Systems),
Series B,
0.290%, VRD	$24,020,000	$24,020,000

		375,404,708

Utah—0.50%
Weber County Hospital Revenue (IHC Health Services),
Series C,
0.500%, VRD	13,800,000	13,800,000

Virginia—2.44%
Hanover County Economic Development Authority Revenue
Refunding (Bon Secours Health),
Series D-1,
0.500%, VRD	4,700,000	4,700,000

Loudoun County Industrial Development Authority Revenue
(Howard Hughes Medical),
Series B,
0.320%, VRD	1,600,000	1,600,000

Series D,
0.250%, VRD	3,325,000	3,325,000

Norfolk Economic Development Authority Hospital Facilities
Revenue Refunding (Sentara Healthcare),
Series C,
0.270%, VRD	6,000,000	6,000,000

University of Virginia University Revenues (General),
Series A,
0.200%, VRD	9,290,000	9,290,000

Virginia Small Business Financing Authority Revenue Refunding
(Children’s Hospital Kings),
0.470%, VRD	20,000,000	20,000,000

Virginia Small Business Financing Authority Revenue
(Virginia Museum of Fine Arts Foundation),
0.470%, VRD	22,675,000	22,675,000

		67,590,000

Washington—3.41%
Central Puget Sound Regional Transportation Authority
Sales & Use Tax Revenue (JP Morgan PUTTERs, Series 2643Z),
0.560%, VRD(1),(2)	4,995,000	4,995,000

68

Tax-Free Master Fund

Statement of net assets—April 30, 2009

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

Washington—(continued)
Energy Northwest Electric Revenue (JP Morgan PUTTERs,
Series 1282) (AMBAC-TCRs Insured),
0.880%, VRD(1),(2)	$14,150,000	$14,150,000

Energy Northwest Electric Revenue Refunding (Project No. 3),
Series E,
0.330%, VRD	1,300,000	1,300,000

King County Sewer Revenue (Barclays Capital Municipal Trust
Receipts, Series 1W) (AGC-ICC Insured),
0.580%, VRD(1),(2)	3,000,000	3,000,000

King County Sewer Revenue (Junior Lien),
Series A,
0.460%, VRD	7,280,000	7,280,000

Seattle Water System Revenue (Morgan Stanley Floater
Certificates, Series 2170) (FSA Insured),
0.510%, VRD(1),(2)	5,085,000	5,085,000

Snohomish County Public Utility District No. 001
Electric Revenue System (2nd Series Notes),
Series A,
2.000%, due 05/26/10(3)	5,000,000	5,074,850

University of Washington University Revenues
(Bank of America Austin Certificates, Series 2007-1016)
(AMBAC Insured),
1.130%, VRD(1),(2)	5,000,000	5,000,000

Washington Health Care Facilities Authority Revenue
(Catholic Health),
Series A-4,
0.200%, VRD	18,900,000	18,900,000

Washington Health Care Facilities Authority Revenue
(Swedish Health Services),
0.700%, VRD	6,505,000	6,505,000

Washington Housing Finance Commission Nonprofit Revenue
(YMCA Tacoma Pierce County Project),
0.430%, VRD	7,450,000	7,450,000

Washington Motor Vehicle Fuel Tax
5.000%, due 07/01/09	5,810,000	5,841,608

Washington State (Citigroup ROCS)
Series RR-II-R-11298 (FSA Insured),
0.970%, VRD(1),(2)	4,975,000	4,975,000

69

Tax-Free Master Fund

Statement of net assets—April 30, 2009

	Face
Security description	amount	Value

Municipal bonds and notes—(concluded)

Washington—(concluded)
Series RR-II-R-12220,
0.630%, VRD(1),(2)	$4,800,000	$4,800,000

		94,356,458

Wisconsin—0.45%
Oneida Tribe of Indians Health Facility Revenue,
0.500%, VRD	5,880,000	5,880,000

Wisconsin Health & Educational Facilities Authority Revenue
(Jewish Home & Care Center),
0.480%, VRD	6,500,000	6,500,000

		12,380,000

Wyoming—0.43%
Sublette County Pollution Control Revenue (Exxon Project),
0.200%, VRD	3,200,000	3,200,000

Sweetwater County Pollution Control Revenue Refunding
(PacifiCorp Project),
Series A,
0.470%, VRD	3,700,000	3,700,000

Series B,
0.400%, VRD	600,000	600,000

Uinta County Pollution Control Revenue Refunding
(AMOCO Project),
0.140%, VRD	4,400,000	4,400,000

		11,900,000

Total municipal bonds and notes (cost—$2,411,221,216)		2,411,221,216

Tax-exempt commercial paper—8.47%

California—1.37%
Kaiser Permanente,
0.600%, due 05/07/09	10,000,000	10,000,000

Los Angeles County Capital Asset Leasing Corp.,
0.500%, due 06/02/09	12,100,000	12,100,000

Orange County Teeter Plan,
1.350%, due 05/07/09	12,200,000	12,200,000

PacifiCorp,
0.600%, due 07/10/09	3,775,000	3,775,000

		38,075,000

70

Tax-Free Master Fund

Statement of net assets—April 30, 2009

	Face
Security description	amount	Value

Tax-exempt commercial paper—(continued)

Illinois—0.35%
Illinois Educational Facilities Authority Revenue,
0.550%, due 06/01/09	$5,128,000	$5,128,000

0.550%, due 06/19/09	4,500,000	4,500,000

		9,628,000

Maryland—1.08%
Baltimore County,
0.500%, due 06/11/09	25,000,000	25,000,000

0.550%, due 07/10/09	5,000,000	5,000,000

		30,000,000

Massachusetts—0.19%
Harvard University,
0.350%, due 06/19/09	5,184,000	5,184,000

Minnesota—0.64%
Mayo Clinic,
0.600%, due 06/01/09	17,600,000	17,600,000

Nebraska—0.18%
Omaha Public Power District,
0.650%, due 06/11/09	5,000,000	5,000,000

North Carolina—0.19%
Duke University,
0.500%, due 06/12/09	5,300,000	5,300,000

Ohio—0.99%
Cleveland Clinic,
0.580%, due 05/01/09	10,000,000	10,000,000

0.350%, due 05/06/09	17,300,000	17,300,000

		27,300,000

Texas—1.83%
City of Houston,
0.600%, due 05/07/09	6,800,000	6,800,000

Dallas Water & Sewer,
0.450%, due 07/10/09	14,384,000	14,384,000

Harris County Flood District,
0.700%, due 06/01/09	16,260,000	16,260,000

0.550%, due 06/01/09	6,100,000	6,100,000

Texas Public Finance Authority,
0.500%, due 06/12/09	7,100,000	7,100,000

		50,644,000

71

Tax-Free Master Fund

Statement of net assets—April 30, 2009

	Face
Security description	amount	Value

Tax-exempt commercial paper—(concluded)

Vermont—0.45%
University of Vermont,
0.600%, due 05/05/09	$6,325,000	$6,325,000

0.600%, due 05/07/09	6,265,000	6,265,000

		12,590,000

Virginia—0.36%
University of Virginia,
0.400%, due 06/19/09	10,000,000	10,000,000

Washington—0.84%
King County Sewer Revenue,
0.550%, due 05/04/09	6,400,000	6,400,000

Port of Seattle,
0.400%, due 05/14/09	3,000,000	3,000,000

0.550%, due 05/14/09	13,810,000	13,810,000

		23,210,000

Total tax-exempt commercial paper (cost—$234,531,000)		234,531,000

Money market funds(4)—4.15%

AIM Tax Free Investments,
0.530%	7,900,000	7,900,000

Blackrock Provident Municipal Fund,
0.776%	107,000,000	107,000,000

Total money market funds (cost—$114,900,000)		114,900,000

Total investments (cost—$2,760,652,216 which approximates
cost for federal income tax purposes)—99.66%		2,760,652,216

Other assets in excess of liabilities—0.34%		9,387,951

Net assets—100.00%		$2,770,040,167

(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 7.13% of net assets as of April 30, 2009, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(2)	The Fund does not directly own the municipal security indicated; the Fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security. The special purpose entity permits the Fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates).

(3)	Security purchased on a when-issued basis. When issued refers to a transaction made conditionally because a security, although authorized, has not yet been issued.

(4)	Rates shown reflect yield at April 30, 2009.

72

Tax-Free Master Fund

Statement of net assets—April 30, 2009

AGC	Associated General Contrators
AMBAC	American Municipal Bond Assurance Corporation
BHAC	Berkshire Hathaway Assurance Corporation
CR	Custodial Receipts
FGIC	Financial Guaranty Insurance Company
FSA	Financial Security Assurance
ICC	International Code Council
MBIA	MBIA, Inc.
PUTTERs	Puttable Tax-Exempt Receipts
ROCS	Reset Option Certificates
TCRs	Transferable Custodial Receipts
VRD	Variable rate demand notes are payable on demand. The interest rates shown are the current rates as of April 30, 2009 and reset periodically.

Weighted average maturity—14 days

On May 1, 2008, the Fund adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1—Quoted prices in active markets for identical investments.
Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.
Level 3—Unobservable inputs inclusive of the Fund’s own assumptions in determining the value of investments.

The following is a summary of the inputs used as of April 30, 2009 in valuing the Fund’s investments:

	Quoted prices in	Significant
	active markets	other
	for identical	observable	Unobservable
	investments	inputs	inputs
	(Level 1)	(Level 2)	(Level 3)	Total

Investments, at value	$—	$2,760,652,216	$—	$2,760,652,216

In April 2009, the FASB issued FASB Staff Position No. 157-4, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly” (“FSP 157-4”). FSP 157-4 provides additional guidance for estimating fair value in accordance with FAS 157, when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate a transaction is not orderly. FSP 157-4 is effective for fiscal years and interim periods ending after June 15, 2009. Management is currently evaluating the impact the adoption of FSP 157-4 will have on the Fund’s financial statement disclosures.

See accompanying notes to financial statements

73

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

(Note: The expense information provided in this section is relevant for direct investors in the Master Funds. Investors in related “feeder funds” should instead focus on separate expense examples relevant to the particular feeder funds; the expense examples for the feeder funds will reflect their proportionate share of the corresponding Master Funds’ expenses.)

Understanding a Master Fund’s expenses (unaudited)
As an owner of a Master Fund, an investor such as a feeder fund incurs ongoing costs, including management fees and other Master Fund expenses. These examples are intended to help you understand a Master Fund investor’s ongoing costs (in dollars) of investing in a Master Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples below are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, November 1, 2008 to April 30, 2009.

Actual expenses
The first line in the table below for each Master Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes
The second line in the table below for each Master Fund provides information about hypothetical account values and hypothetical expenses based on the Master Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Master Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Master Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

74

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Understanding a Master Fund’s expenses (unaudited) (continued)
Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line in the table for each Master Fund is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, if those other funds impose transactional costs - for example, exchange fees. In addition, if those transactional costs were included, your costs for those other funds would have been higher.

75

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Understanding a Master Fund’s expenses (unaudited) (concluded)

Prime Master Fund

	Beginning		Expenses paid
	account value	Ending	during period(1)	Expense ratio
	November 1,	account value	11/01/08 to	during the
	2008	April 30, 2009	04/30/09	period

Actual	$1,000.00	$1,006.90	$0.50	0.10%

Hypothetical
(5% annual return
before expenses)	1,000.00	1,024.30	0.50	0.10

Treasury Master Fund

	Beginning		Expenses paid
	account value	Ending	during period(1)	Expense ratio
	November 1,	account value	11/01/08 to	during the
	2008	April 30, 2009	04/30/09	period

Actual	$1,000.00	$1,001.70	$0.50	0.10%

Hypothetical
(5% annual return
before expenses)	1,000.00	1,024.30	0.50	0.10

Tax-Free Master Fund

	Beginning		Expenses paid
	account value	Ending	during period(1)	Expense ratio
	November 1,	account value	11/01/08 to	during the
	2008	April 30, 2009	04/30/09	period

Actual	$1,000.00	$1,003.10	$0.40	0.08%

Hypothetical
(5% annual return
before expenses)	1,000.00	1,024.40	0.40	0.08

(1)	Expenses are equal to the Master Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 181 divided by 365 (to reflect the one-half year period).

76

Prime Master Fund

Portfolio characteristics at a glance (unaudited)

Characteristics	04/30/09	10/31/08	04/30/08

Weighted average maturity(1)	36 days	52 days	51 days

Net assets (bln)	$19.6	$10.8	$13.9

Portfolio composition(2)	04/30/09	10/31/08	04/30/08

Commercial paper	44.8%	31.6%	41.3%

US government and agency obligations	17.8	26.1	14.7

Certificates of deposit	14.7	12.4	14.3

Repurchase agreements	12.0	4.7	8.6

Short-term corporate obligations	5.5	13.0	13.6

US master note	2.0	3.3	2.2

Bank notes	1.4	4.6	1.6

Funding agreement	1.3	2.4	1.1

Time deposit	1.2	1.7	2.3

Money market funds	0.5	0.0 (3)	9.1

Other assets less liabilities	(1.2)	0.2	(8.8)

Total	100.0%	100.0%	100.0%

(1)	The Master Fund is actively managed, and its weighted average maturity will differ over time.

(2)	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed, and its composition will vary over time.

(3)	Weighting represents less than 0.05% of net assets as of the date indicated.

An investment in Prime Master Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

77

Treasury Master Fund

Portfolio characteristics at a glance (unaudited)

Characteristics	04/30/09	10/31/08	04/30/08

Weighted average maturity(1)	37 days	51 days	17 days

Net assets (bln)	$10.7	$10.1	$6.7

Portfolio composition(2)	04/30/09	10/31/08	04/30/08

Repurchase agreements	44.7%	51.5%	74.8%

US government obligations	55.2	48.5	25.2

Other assets less liabilities	0.1	0.0(3)	0.0(3)

Total	100.0%	100.0%	100.0%

(1)	The Master Fund is actively managed, and its weighted average maturity will differ over time.

(2)	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed, and its composition will vary over time.

(3)	Weightings represent less than 0.05% of net assets as of the date indicated.

An investment in Treasury Master Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

78

Tax-Free Master Fund

Portfolio characteristics at a glance (unaudited)

Characteristics	04/30/09	10/31/08	04/30/08

Weighted average maturity(1)	14 days	40 days	23 days

Net assets (bln)	$2.8	$3.2	$2.6

Portfolio composition(2)	04/30/09	10/31/08	04/30/08

Municipal bonds and notes	87.0%	78.4%	74.2%

Tax-exempt commercial paper	8.5	8.8	17.6

Money market funds	4.2	7.2	7.3

Other assets less liabilities	0.3	5.6	0.9

Total	100.0%	100.0%	100.0%

(1)	The Master Fund is actively managed, and its weighted average maturity will differ over time.

(2)	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed, and its composition will vary over time.

An investment in Tax-Free Master Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

79

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Statement of operations
For the year ended
April 30, 2009

Prime Master Fund
Investment income:
Interest	$305,202,373

Securities lending income (includes $524,475 earned
from an affiliated entity)	1,452,295

306,654,668

Expenses:
Investment advisory and administration fees	15,260,957

Trustees’ fees	60,497

Net expenses	15,321,454

Net investment income	291,333,214

Net realized loss from investment activities	(95,374)

Net increase in net assets resulting from operations	$291,237,840

Treasury Master Fund
Investment income:
Interest	$78,227,815

Securities lending income	230,261

78,458,076

Expenses:
Investment advisory and administration fees	8,955,371

Trustees’ fees	42,482

8,997,853

Less: Fee waiver by advisor	(3,862)

Net expenses	8,993,991

Net investment income	69,464,085

Net realized gain from investment activities	3,665

Net increase in net assets resulting from operations	$69,467,750

Tax-Free Master Fund
Investment income:
Interest	$46,603,541

Expenses:
Investment advisory and administration fees	3,161,837

Trustees’ fees	21,529

Interest expense	2,515

3,185,881

Less: Fee waiver by advisor	(1,934,822)

Net expenses	1,251,059

Net investment income	45,352,482

Net realized gain from investment activities	187,651

Net increase in net assets resulting from operations	$45,540,133

See accompanying notes to financial statements

80

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Statement of changes in net assets
	For the	For the period
	year ended	August 28, 2007(1) to
	April 30, 2009	April 30, 2008

Prime Master Fund

From operations:
Net investment income	$291,333,214	$351,483,841

Net realized gain (loss) from investment activities	(95,374)	2,834

Net increase in net assets resulting from operations	291,237,840	351,486,675

Net increase in net assets from
beneficial interest transactions	5,368,548,119	13,596,614,184

Net increase in net assets	5,659,785,959	13,948,100,859

Net assets:
Beginning of period	13,948,100,859	—

End of period	$19,607,886,818	$13,948,100,859

Treasury Master Fund

From operations:
Net investment income	$69,464,085	$88,797,304

Net realized gainfrom investment activities	3,665	392,560

Net increase in net assets resulting from operations	69,467,750	89,189,864

Net increase in net assets from
beneficial interest transactions	3,919,045,621	6,622,194,093

Net increase in net assets	3,988,513,371	6,711,383,957

Net assets:
Beginning of period	6,711,383,957	—

End of period	$10,699,897,328	$6,711,383,957

Tax-Free Master Fund

From operations:
Net investment income	$45,352,482	$33,034,582

Net realized gain from investment activities	187,651	324,901

Net increase in net assets resulting from operations	45,540,133	33,359,483

Net increase in net assets from
beneficial interest transactions	82,384,475	2,608,756,076

Net increase in net assets	127,924,608	2,642,115,559

Net assets:
Beginning of period	2,642,115,559	—

End of period	$2,770,040,167	$2,642,115,559

(1)	Commencement of operations.

See accompanying notes to financial statements

81

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Financial highlights
	For the	For the period
	year ended	August 28, 2007(1) to
	April 30, 2009	April 30, 2008

Prime Master Fund

Ratios/supplemental data:
Net assets, end of period (000’s)	$19,607,887	$13,948,101

Expenses to average net assets	0.10%	0.10	%(2)

Net investment income to average net assets	1.90%	4.28	%(2)

Treasury Master Fund

Ratios/supplemental data:
Net assets, end of period (000’s)	$10,699,897	$6,711,384

Expenses to average net assets, net of fee
waivers by advisor	0.10%	0.10	%(2)

Expenses to average net assets, before fee
waivers by advisor	0.10%	0.10	%(2)

Net investment income to average net assets	0.77%	2.96	%(2)

Tax-Free Master Fund

Ratios/supplemental data:
Net assets, end of period (000’s)	$2,770,040	$2,642,116

Expenses to average net assets, net of fee
waivers by advisor	0.04%	0.00	%(2),(3)

Expenses to average net assets, before fee
waivers by advisor	0.10%	0.10	%(2)

Net investment income to average net assets	1.42%	2.73	%(2)

(1)	Commencement of operations.
(2)	Annualized.
(3)	Amount represents less than 0.005%.

See accompanying notes to financial statements

82

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Notes to financial statements

Organization and significant accounting policies
Prime Master Fund, Treasury Master Fund and Tax-Free Master Fund (each a “Master Fund”, collectively, the “Master Funds”) are each registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified series of Master Trust (the “Master Trust”), an open-end management investment company organized as a Delaware statutory trust on June 12, 2007.

Each Master Fund commenced operations on August 28, 2007. On August 28, 2007, the Prime Master Fund and Treasury Master Fund received substantially all of the net assets of UBS Select Prime Institutional Fund (then known as UBS Select Money Market Fund) and UBS Select Treasury Institutional Fund (then known as UBS Select Treasury Fund) (open-end registered investment companies affiliated with the Master Funds) in exchange for ownership interests in the respective Master Funds.

In the normal course of business the Master Funds may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Master Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Master Funds that have not yet occurred. However, the Master Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

The Master Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The preparation of financial statements in accordance with US generally accepted accounting principles requires the Master Funds’ management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

Valuation and accounting for investments and investment income—Investments are valued at amortized cost, unless the Master Trust’s Board of Trustees (the “Master Board”) determines that this does not represent

83

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Notes to financial statements

fair value. Periodic review and monitoring of the valuation of securities held by the Master Funds is performed in an effort to ensure amortized cost approximates market value. Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Premiums are amortized and discounts are accreted as adjustments to interest income and the identified cost of investments.

Repurchase agreements—The Master Funds may purchase securities or other obligations from a bank or securities dealer (or its affiliate), subject to the seller’s agreement to repurchase them at an agreed upon date (or upon demand) and price. The Master Funds maintain custody of the underlying obligations prior to their repurchase, either through their regular custodian or through a special “tri-party” custodian or sub-custodian that maintains a separate account for both the Master Funds and their counterparty. The underlying collateral is valued daily to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Master Funds generally have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase agreements involving obligations other than US government securities (such as commercial paper, corporate bonds and mortgage loans) may be subject to special risks and may not have the benefit of certain protections in the event of counterparty insolvency. If the seller (or seller’s guarantor, if any) becomes insolvent, the Master Funds might suffer delays, costs and possible losses in connection with the disposition or retention of the collateral. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Master Funds may participate in joint repurchase agreement transactions with other funds managed, advised or sub-advised by UBS Global Asset Management (Americas) Inc. (“UBS Global AM”).

Concentration of risk
The ability of the issuers of the debt securities held by the Master Funds to meet their obligations may be affected by economic and political developments, including those particular to a specific industry, country, state or region.

84

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Notes to financial statements

Investment advisor and administrator
The Master Funds’ Board has approved an investment advisory and administration contract (“Management Contract”) with respect to each Master Fund under which UBS Global AM serves as investment advisor and administrator. In accordance with the Management Contract, each Master Fund pays UBS Global AM an investment advisory and administration fee, which is accrued daily and paid monthly, in accordance with the following schedule:

Average daily net assets	Annual rate

Up to $30 billion	0.1000%

In excess of $30 billion up to $40 billion	0.0975

In excess of $40 billion up to $50 billion	0.0950

In excess of $50 billion up to $60 billion	0.0925

Over $60 billion	0.0900

At April 30, 2009, Prime Master Fund, Treasury Master Fund and Tax-Free Master Fund owed UBS Global AM $1,631,610, $900,796 and $228,728, respectively, for investment advisory and administration fees. In exchange for these fees, UBS Global AM has agreed to bear all of the Master Funds’ expenses other than interest, taxes, extraordinary costs and the cost of securities purchased and sold by the Funds, including any transaction costs. Although UBS Global AM is not obligated to pay the fees and expenses of the Master Funds’ independent trustees, it is contractually obligated to reduce its management fee in an amount equal to those fees and expenses. UBS Global AM estimates that these fees and expenses will be less than 0.01% of each Master Fund’s average daily net assets. At April 30, 2009, UBS Global AM owed $16,989, $10,405 and $4,660 for the independent trustees fees to Prime Master Fund, Treasury Master Fund and Tax-Free Master Fund, respectively.

UBS Global AM is reimbursing the Master Funds for compensating balances earned on the cash balances held by the Master Funds with their custodian (which otherwise would offset expenses UBS Global AM is obligated to pay on the Master Funds’ behalf). At April 30, 2009, UBS Global AM owed Treasury Master Fund and Tax-Free Master Fund $3,862 and $1,276, respectively, for compensating balances. For the year ended April 30, 2009,

85

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Notes to financial statements

UBS Global AM has agreed to reimburseTreasury Master Fund and Tax-Free Master Fund $3,862 and $1,276, respectively.

UBS Global AM had voluntarily agreed to waive its entire fee for advisory and administration services provided to Tax-Free Master Fund (approximately 0.10%) through November 30, 2008. For the year ended April 30, 2009, UBS Global AM voluntarily waived $1,933,546.

Additional information regarding compensation to affiliate of a Board member
Professor Meyer Feldberg holds the position of senior advisor to Morgan Stanley, resulting in him being an interested trustee of the Master Funds. The Master Funds have been informed that Professor Feldberg’s role at Morgan Stanley does not involve matters directly affecting any UBS funds. Master Fund transactions are executed through Morgan Stanley based on that firm’s ability to provide best execution of the transactions. During the year ended April 30, 2009, the Master Funds purchased and sold certain securities (e.g., fixed income securities) in principal trades with Morgan Stanley having aggregate values as follows:

Prime Master Fund	$4,351,820,018

Treasury Master Fund	271,400,000,000

Tax-Free Master Fund	1,785,367,714

Morgan Stanley received compensation in connection with these trades, which may have been in the form of a “mark-up” or “mark-down” of the price of the securities, a fee from the issuer for maintaining a commercial paper program, or some other form of compensation. Although the precise amount of this compensation is not generally known by UBS Global AM, UBS Global AM believes that under normal circumstances it represents a small portion of the total value of the transactions.

Securities lending
Each Master Fund may lend securities up to 33 1/3% of its total assets to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, US government securities or irrevocable letters of credit in an amount at least equal to the market value of the securities loaned, plus

86

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Notes to financial statements

accrued interest and dividends, determined on a daily basis and adjusted accordingly. A Master Fund will regain ownership of loaned securities to exercise certain beneficial rights; however, a Master Fund may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially. A Master Fund receives compensation for lending its securities from interest or dividends earned on the cash, US government securities or irrevocable letters of credit held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. UBS Financial Services Inc. and other affiliated broker-dealers had been approved as borrowers under the Master Funds’ securities lending program with UBS Securities LLC as securities lending agent. UBS Securities LLC ceased serving as the securities lending agent in November 2008. State Street Bank and Trust Company commenced serving as the Master Funds’ lending agent in November 2008. For the period May 1, 2008 through November 12, 2008, UBS Securities LLC earned $176,506 and $31,804, in compensation from Prime Master Fund and Treasury Master Fund, respectively, as the Master Funds’ lending agent. At April 30, 2009, Prime Master Fund had securities on loan having a market value of $100,798,044. Treasury Master Fund and Tax-Free Master Fund did not have any securities on loan.

Bank line of credit
Tax-Free Master Fund participates with other funds managed, advised or sub-advised by UBS Global AM in a $100 million credit facility with State Street Bank and Trust Company (“Committed Credit Facility”), to be utilized for temporary financing until the settlement of sales or purchases of portfolio securities, the repurchase or redemption of interests of Tax-Free Master Fund at the request of the shareholders and other temporary or emergency purposes. Under the Committed Credit Facility arrangement, Tax-Free Master Fund has agreed to pay commitment fees, pro rata, based on the relative asset size of the funds in the Committed Credit Facility. Interest will be charged to Tax-Free Master Fund at the overnight federal funds rate in effect at the time of borrowings, plus 0.50%. For year ended April 30, 2009, Tax-Free Master Fund had an average daily amount of outstanding borrowings of $15,350,168 for 7 days with a related weighted average annualized interest rate of 0.843%, which resulted in $2,515 of interest expense.

87

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Notes to financial statements

Other liabilities
At April 30, 2009, the Master Funds had the following liabilities outstanding*:

		Payable for
	Payable for	cash collateral		Other
	investments	from securities	Payable to	accrued
	purchased	loaned	custodian	expenses

Prime Master Fund	$149,985,000	$102,816,000	$118,659	—

Treasury Master Fund	—	—	17,852	—

Tax-Free Master Fund	9,574,850	—	376,245	$534

*   Excludes investment advisory and administration fees.

Federal tax status
Each Master Fund is considered a non-publicly traded partnership for federal income tax purposes under the Internal Revenue Code, therefore, no federal tax provision is necessary. As such, each investor in a Master Fund is treated as owning its proportionate share of the net assets, income, expenses, and realized and unrealized gains and losses of the Master Fund Each Master Fund’s assets, income and distributions will be managed in such a way that an investor in a Master Fund will be able to continue qualify as a regulated investment company by investing its net assets through the Master Fund.

Beneficial interest transactions

	For the	For the
	year ended	period ended
Prime Master Fund	April 30, 2009	April 30, 2008*

Contributions	$33,455,610,806	$28,835,187,449

Withdrawals	(28,087,062,687)	(15,238,573,265)

Net increase in beneficial interest	$5,368,548,119	$13,596,614,184

	For the	For the
	year ended	period ended
Treasury Master Fund	April 30, 2009	April 30, 2008*

Contributions	$19,523,208,625	$11,602,791,250

Withdrawals	(15,604,163,004)	(4,980,597,157)

Net increase in beneficial interest	$3,919,045,621	$6,622,194,093

88

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Notes to financial statements

	For the	For the
	year ended	period ended
Treasury Master Fund	April 30, 2009	April 30, 2008*

Contributions	$4,111,522,730	$5,538,506,447

Withdrawals	(4,029,138,255)	(2,929,750,371)

Net increase in beneficial interest	$82,384,475	$2,608,756,076

*   The Master Funds commenced operations on August 28, 2007.

89

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Report of independent registered public accounting firm

To the Shareholders and Board of Trustees of Master Trust

We have audited the accompanying statements of net assets of Master Trust (comprising, respectively, Prime Master Fund, Treasury Master Fund and Tax-Free Master Fund) (the “Trust”) as of April 30, 2009, and the related statements of operations for the year then ended and the statements of changes in net assets and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Trust’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2009 by correspondence with the custodian and others. We believe that our audits provide a reasonable basis for our opinion. In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective funds constituting Master Trust at April 30, 2009, the results of their operations for the year then ended and the changes in their net assets and the financial highlights for each of the indicated periods, in conformity with US generally accepted accounting principles.

New York, New York
June 24, 2009

90

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

General information (unaudited)

Quarterly Form N-Q portfolio schedule
The Master Funds will file their complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Master Funds’ Forms N-Q are available on the SEC’s Web site at http://www.sec.gov. The Master Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC 0330. Additionally, you may obtain copies of Forms N-Q from the Master Funds upon request by calling 1-800-647 1568.

Proxy voting policies, procedures and record
You may obtain a description of each Master Fund’s (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how a Master Fund voted any proxies related to portfolio securities during the most recent 12-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting a Master Fund directly at 1-800-647 1568, online on a Fund’s Web site: www.ubs.com/ubsglobalam-proxy, or on the EDGAR Database on the SEC’s Web site (http://www.sec.gov).

91

UBS Select Prime Preferred Fund
UBS Select Treasury Preferred Fund
UBS Select Tax-Free Preferred Fund

Supplemental information (unaudited)

Board of Trustees & Officers
The Funds are governed by a Board of Trustees which oversees each Fund’s operations. Each trustee serves an indefinite term of office. Officers are appointed by the trustees and serve at the pleasure of the Board. The table below shows, for each trustee and officer, his or her name, address and age, the position held with the Trust, the length of time served as a trustee or officer of the Trust, the trustee’s or officer’s principal occupations during the last five years, the number of funds in the UBS fund complex overseen by the trustees or for which a person served as an officer, and other directorships held by the trustees.

The Funds’ Statement of Additional Information contains additional information about the trustees and is available, without charge, upon request by calling 1-800-647 1568.

Interested Trustee

Term of
	Position(s)	office† and
	held with	length of	Principal occupation(s)
Name, address, and age	Trust	time served	during past 5 years

Meyer Feldberg; †† 67 Morgan Stanley 1585 Broadway 36th Floor New York, NY 10036	Trustee	Since 1998	Professor Feldberg is Dean Emeritus and Sanford Bernstein Professor of Leadership and Ethics at Columbia Business School, although on an extended leave of absence. He is also a senior advisor to Morgan Stanley (financial services) (since March 2005). Professor Feldberg also serves as president of New York City Global Partners (an organization located in part of the Office of the Mayor of the City of New York that promotes interaction with other cities around the world) (since May 2007). Prior to July 2004, he was Dean and Professor of Leadership and Ethics of the Graduate School of Business at Columbia University (since 1989).

92

UBS Select Prime Preferred Fund
UBS Select Treasury Preferred Fund
UBS Select Tax-Free Preferred Fund

Supplemental information (unaudited)

Number of portfolios in fund complex
overseen by trustee	Other directorships held by trustee

Professor Feldberg is a director or trustee of 29 investment companies (consisting of 61 portfolios) for which UBS Global AM or one of its affiliates serves as investment advisor, sub-advisor or manager.	Professor Feldberg is also a director of Primedia Inc. (publishing), Macy’s, Inc. (operator of department stores), Revlon, Inc. (cosmetics), SAPPI, Ltd. (producer of paper), and the New York City Ballet.

93

UBS Select Prime Preferred Fund
UBS Select Treasury Preferred Fund
UBS Select Tax-Free Preferred Fund

Supplemental information (unaudited)

Independent Trustees

Term of
	Position(s)	office† and
	held with	length of	Principal occupation(s)
Name, address, and age	Trust	time served	during past 5 years

Richard Q. Armstrong; 74 c/o Willkie Farr & Gallagher LLP 787 Seventh Avenue New York, NY 10019-6099	Trustee and Chairman of the Board of Trustees	Since 1998 (Trustee) Since 2004 (Chairman of the Board of Trustees)	Mr. Armstrong is chairman and principal of R.Q.A. Enterprises (management consulting firm) (since April 1991 and principal occupation since March 1995).

Alan S. Bernikow; 68 207 Benedict Ave. Staten Island NY 10314	Trustee	Since 2005	Mr. Bernikow is retired. He was a consultant on non-management matters for the firm of Deloitte & Touche (international accounting and consulting firm) (from June 2003 until 2007). Previously, he was deputy chief executive officer at Deloitte & Touche.

Richard R. Burt; 62 McLarty Associates 900 17th Street, 8th Floor Washington DC 20006	Trustee	Since 1998	Mr. Burt is a senior advisor to McLarty Associates (a consulting firm) (since April 2007) and chairman of IEP Advisors (international investments and consulting firm). Prior to April 2007, he was chairman of Diligence Inc. (information and risk management firm).

Bernard H. Garil; 68 6754 Casa Grande Way Delray Beach, FL 33446	Trustee	Since 2005	Mr. Garil is retired (since 2001). He was a managing director at PIMCO Advisory Services (from 1999 to 2001) where he served as president of closed-end funds and vice-president of the variable insurance product funds advised by OpCap Advisors (until 2001).

94

UBS Select Prime Preferred Fund
UBS Select Treasury Preferred Fund
UBS Select Tax-Free Preferred Fund

Supplemental information (unaudited)

Number of portfolios in fund complex
overseen by trustee	Other directorships held by trustee

Mr. Armstrong is a director or trustee of 17 investment companies (consisting of 49 portfolios) for which UBS Global AM or one of its affiliates serves as investment advisor, sub-advisor or manager.	None

Mr. Bernikow is a director or trustee of 17 investment companies (consisting of 49 portfolios) for which UBS Global AM or one of its affiliates serves as investment advisor, sub-advisor or manager.	Mr. Bernikow is also a director of Revlon, Inc. (cosmetics) (and serves as the chair of its audit committee and as a member of its nominating and corporate governance committee), a director of Mack-Cali Realty Corporation (real estate investment trust) (and serves as the chair of its audit committee) and a director of the Casual Male Retail Group, Inc. (menswear) (and serves as a member of its audit committee and as a member of its nominating and corporate governance committee).

Mr. Burt is a director or trustee of 17 investment companies (consisting of 49 portfolios) for which UBS Global AM or one of its affiliates serves as investment advisor, sub-advisor or manager.	Mr. Burt is also a director of The Central European Fund, Inc., The Germany Fund, Inc., The New Germany Fund, Inc. and IGT, Inc. (provides technology to gaming and wagering industry).

Mr. Garil is a director or trustee of 17 investment companies (consisting of 49 portfolios) for which UBS Global AM or one of its affiliates serves as investment advisor, sub-advisor or manager.	Mr. Garil is also a director of OFI Trust Company (commercial trust company) and a trustee for the Brooklyn College Foundation, Inc. (charitable foundation).

95

UBS Select Prime Preferred Fund
UBS Select Treasury Preferred Fund
UBS Select Tax-Free Preferred Fund

Supplemental information (unaudited)

Independent Trustees (concluded)

Term of
	Position(s)	office† and
	held with	length of	Principal occupation(s)
Name, address, and age	Trust	time served	during past 5 years

Heather R. Higgins; 49 255 E. 49th St., Suite 23D New York, NY 10017	Trustee	Since 2005	Ms. Higgins is the president and director of The Randolph Foundation (charitable foundation) (since 1991). Ms. Higgins also serves on the boards of several non-profit charitable groups, including the Independent Women’s Forum (chairman) and the Philanthropy Roundtable (vice chairman). She also serves on the board of the Hoover Institution (since January 2009).

96

UBS Select Prime Preferred Fund
UBS Select Treasury Preferred Fund
UBS Select Tax-Free Preferred Fund

Supplemental information (unaudited)

Number of portfolios in fund complex
overseen by trustee	Other directorships held by trustee

Ms. Higgins is a director or trustee of 17 investment companies (consisting of 49 portfolios) for which UBS Global AM or one of its affiliates serves as investment advisor, sub-advisor or manager.	None

97

UBS Select Prime Preferred Fund
UBS Select Treasury Preferred Fund
UBS Select Tax-Free Preferred Fund

Supplemental information (unaudited)

Officers

		Term of	Principal occupation(s) during
	Position(s)	office† and	past 5 years; number of portfolios
Name, address,	held with	length of	in fund complex for which person
and age	Trust	time served	serves as officer

Joseph Allessie*; 43	Vice President and Assistant Secretary	Since 2005	Mr. Allessie is an executive director (since 2007) and deputy general counsel (since 2005) at UBS Global Asset Management (US) Inc. and UBS Global Asset Management (Americas) Inc. (collectively, “UBS Global AM—Americas region”). Prior to joining UBS Global AM—Americas region, he was senior vice president and general counsel of Kenmar Advisory Corp. (from 2004 to 2005). Prior to that Mr. Allessie was general counsel and secretary of GAM USA Inc., GAM Investments, GAM Services, GAM Funds, Inc. and the GAM Avalon Funds (from 1999 to 2004). Mr. Allessie is a vice president and assistant secretary of 21 investment companies (consisting of 104 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

98

UBS Select Prime Preferred Fund
UBS Select Treasury Preferred Fund
UBS Select Tax-Free Preferred Fund

Supplemental information (unaudited)

Officers (continued)

		Term of	Principal occupation(s) during
	Position(s)	office† and	past 5 years; number of portfolios
Name, address,	held with	length of	in fund complex for which person
and age	Trust	time served	serves as officer

Thomas Disbrow*; 43	Vice President and Treasurer	Since 2000 (Vice President) Since 2004 (Treasurer)	Mr. Disbrow is an executive director (since 2007) (prior to which he was a director) (since 2000) and head of the US mutual fund treasury administration department (since September 2006) of UBS Global AM—Americas region. Mr. Disbrow is a vice president and treasurer of 21 investment companies (consisting of 104 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

Michael J. Flook*; 44	Vice President and Assistant Treasurer	Since 2006	Mr. Flook is an associate director and a senior manager of the US mutual fund treasury administration department of UBS Global AM—Americas region (since 2006). Prior to joining UBS Global AM—Americas region, he was a senior manager with The Reserve (asset management firm) from May 2005 to May 2006. Prior to that he was a senior manager with PFPC Worldwide (fund services) since October 2000. Mr. Flook is a vice president and assistant treasurer of 21 investment companies (consisting of 104 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

99

UBS Select Prime Preferred Fund
UBS Select Treasury Preferred Fund
UBS Select Tax-Free Preferred Fund

Supplemental information (unaudited)

Officers (continued)

		Term of	Principal occupation(s) during
	Position(s)	office† and	past 5 years; number of portfolios
Name, address,	held with	length of	in fund complex for which person
and age	Trust	time served	serves as officer

Mark F. Kemper**; 51	Vice President and Secretary	Since 2004	Mr. Kemper is a managing director (since 2006) and head of the legal department of UBS Global Asset Management—Americas region (since 2004). He was deputy general counsel of UBS Global Asset Management (Americas) Inc. (“UBS Global AM—Americas”) from July 2001 to July 2004. He has been secretary of UBS Global AM—Americas since 1999 and assistant secretary of UBS Global Asset Management Trust Company since 1993 and secretary of UBS AM Holdings (USA) Inc. (since 2001). Mr. Kemper is secretary of UBS Global AM—Americas region (since 2004). Mr. Kemper is vice president and secretary of 21 investment companies (consisting of 104 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

Joanne M. Kilkeary*; 41	Vice President and Assistant Treasurer	Since 2004	Ms. Kilkeary is a director (since March 2008) (prior to which she was an associate director) (since 2000) and a senior manager (since 2004) of the US mutual fund treasury administration department of UBS Global AM—Americas region. Ms. Kilkeary is a vice president and assistant treasurer of 21 investment companies (consisting of 104 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

100

UBS Select Prime Preferred Fund
UBS Select Treasury Preferred Fund
UBS Select Tax-Free Preferred Fund

Supplemental information (unaudited)

Officers (continued)

		Term of	Principal occupation(s) during
	Position(s)	office† and	past 5 years; number of portfolios
Name, address,	held with	length of	in fund complex for which person
and age	Trust	time served	serves as officer

Tammie Lee*; 38	Vice President and Assistant Secretary	Since 2005	Ms. Lee is a director and associate general counsel of UBS Global AM— Americas region (since 2005). Prior to joining UBS Global AM—Americas region, she was vice president and counsel at Deutsche Asset Management/Scudder Investments from 2003 to 2005. Prior to that she was assistant vice president and counsel at Deutsche Asset Management/Scudder Investments from 2000 to 2003. Ms. Lee is a vice president and assistant secretary of 21 investment companies (consisting of 104 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

Steven J. LeMire*; 39	Vice President and Assistant Treasurer	Since 2007	Mr. LeMire is a director and senior manager of the US mutual fund treasury administration department of UBS Global AM—Americas region (since 2007). Prior to joining UBS Global AM—Americas region, he was an independent consultant with Third River Capital, LLC (formerly Two Rivers Capital, LLC) (from 2005 to 2007). Prior to that, he was vice president of operations and fund administration with Oberweis Asset Management, Inc. (from 1997 to 2005). Mr. LeMire is a vice president and assistant treasurer of 21 investment companies (consisting of 104 portfolios) for which UBS Global AM— Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

101

UBS Select Prime Preferred Fund
UBS Select Treasury Preferred Fund
UBS Select Tax-Free Preferred Fund

Supplemental information (unaudited)

Officers (continued)

		Term of	Principal occupation(s) during
	Position(s)	office† and	past 5 years; number of portfolios
Name, address,	held with	length of	in fund complex for which person
and age	Trust	time served	serves as officer

Joseph McGill*; 47	Vice President and Chief Compliance Officer	Since 2004	Mr. McGill is a managing director (since 2006) and chief compliance officer (since 2003) at UBS Global AM—Americas region. Prior to joining UBS Global AM—Americas region, he was assistant general counsel, at JP Morgan Investment Management (from 1999–2003). Mr. McGill is a vice president and chief compliance officer of 21 investment companies (consisting of 104 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

Nancy Osborn*; 43	Vice President and Assistant Treasurer	Since 2007	Mrs. Osborn is an associate director and a senior manager of the US mutual fund treasury administration department of UBS Global AM—Americas region (since 2006). Prior to joining UBS Global AM—Americas region, she was an assistant vice president with Brown Brothers Harriman since April 1996. Mrs. Osborn is a vice president and assistant treasurer of 21 investment companies (consisting of 104 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

102

UBS Select Prime Preferred Fund
UBS Select Treasury Preferred Fund
UBS Select Tax-Free Preferred Fund

Supplemental information (unaudited)

Officers (continued)

		Term of	Principal occupation(s) during
	Position(s)	office† and	past 5 years; number of portfolios
Name, address,	held with	length of	in fund complex for which person
and age	Trust	time served	serves as officer

Robert Sabatino**; 35	Vice President	Since 2001	Mr. Sabatino is an executive director (since 2007 – prior to which he was a director) and portfolio manager of UBS Global AM—Americas region in the short duration fixed income group (since 2001). From 1995 to 2001 he was a portfolio manager at Merrill Lynch Investment Managers responsible for the management of several retail and institutional money market funds. Mr. Sabatino is a vice president of four investment companies (consisting of 33 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

Eric Sanders*; 43	Vice President and Assistant Secretary	Since 2005	Mr. Sanders is a director and associate general counsel of UBS Global AM— Americas region (since 2005). From 1996 until June 2005, he held various positions at Fred Alger & Company, Incorporated, the most recent being assistant vice president and associate general counsel. Mr. Sanders is a vice president and assistant secretary of 21 investment companies (consisting of 104 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

103

UBS Select Prime Preferred Fund
UBS Select Treasury Preferred Fund
UBS Select Tax-Free Preferred Fund

Supplemental information (unaudited)

Officers (continued)

		Term of	Principal occupation(s) during
	Position(s)	office† and	past 5 years; number of portfolios
Name, address,	held with	length of	in fund complex for which person
and age	Trust	time served	serves as officer

Andrew Shoup*; 52	Vice President and Chief Operating Officer	Since 2006	Mr. Shoup is a managing director and global head of the global treasury administration department of UBS Global AM—Americas region (since July 2006). Mr. Shoup is also a director of UBS (IRL) Fund p.l.c. (since December 2008). Prior to joining UBS Global AM—Americas region, he was chief administrative officer for the Legg Mason Partner Funds (formerly Smith Barney, Salomon Brothers, and CitiFunds mutual funds) from November 2003 to July 2006. Prior to that, he held various positions with Citigroup Asset Management and related companies with their domestic and offshore mutual funds since 1993. Additionally, he has worked for another mutual fund complex as well as spending eleven years in public accounting. Mr. Shoup is a vice president and chief operating officer of 21 investment companies (consisting of 104 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

104

UBS Select Prime Preferred Fund
UBS Select Treasury Preferred Fund
UBS Select Tax-Free Preferred Fund

Supplemental information (unaudited)

Officers (continued)

		Term of	Principal occupation(s) during
	Position(s)	office† and	past 5 years; number of portfolios
Name, address,	held with	length of	in fund complex for which person
and age	Trust	time served	serves as officer

Kai R. Sotorp**; 50	President	Since 2006	Mr. Sotorp is Head—Americas for UBS Global Asset Management (since 2004); a member of the UBS Group Managing Board (since 2003) and a member of the UBS Global Asset Management Executive Committee (since 2001). Mr. Sotorp is a director and president of UBS AM Holdings (USA) Inc. (since 2004). Prior to his current role, Mr. Sotorp was head of UBS Global Asset Management—Asia Pacific (2002–2004), covering Australia, Japan, Hong Kong, Singapore and Taiwan; Head of UBS Global Asset Management (Japan) Ltd. (2001–2004); representative director and president of UBS Global Asset Management (Japan) Ltd. (2000–2004); and member of the board of Mitsubishi Corp.—UBS Realty Inc. (2000–2004). Mr. Sotorp is president of 21 investment companies (consisting of 104 portfolios) for which UBS Global Asset Management—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

105

UBS Select Prime Preferred Fund
UBS Select Treasury Preferred Fund
UBS Select Tax-Free Preferred Fund

Supplemental information (unaudited)

Officers (concluded)

		Term of	Principal occupation(s) during
	Position(s)	office† and	past 5 years; number of portfolios
Name, address,	held with	length of	in fund complex for which person
and age	Trust	time served	serves as officer

Keith A. Weller*; 47	Vice President and Assistant Secretary	Since 1998	Mr. Weller is an executive director and senior associate general counsel of UBS Global AM—Americas region (since 2005) and has been an attorney with affiliated entities since 1995. Mr. Weller is a vice president and assistant secretary of 21 investment companies (consisting of 104 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

*	This person’s business address is 51 West 52nd Street, New York, New York 10019-6114.
**	This person’s business address is One North Wacker Drive, Chicago, Illinois 60606.
†	Each trustee serves an indefinite term of office. Each trustee who has attained the age of seventy-five (75) years will be subject to retirement on the last day of the month in which he or she attains such age, unless the Fund’s board, including a majority of its Independent Trustees, determines to grant a waiver of the retirement policy with respect to a specified individual for a set period of time. The retirement policy has been waived with respect to Mr. Armstrong, the Chairman of the Board, until 2011. Officers of the Fund are appointed by the trustees and serve at the pleasure of the Board.
††	Professor Feldberg is deemed an “interested person” of the Trust as defined in the Investment Company Act because he is a senior advisor to Morgan Stanley, a financial services firm with which the Funds may conduct transactions.

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112

Trustees
Richard Q. Armstrong	Meyer Feldberg
Chairman
Bernard H. Garil
Alan S. Bernikow
Heather R. Higgins
Richard R. Burt

Principal Officers
Kai R. Sotorp	Thomas Disbrow
President	Vice President and Treasurer

Mark F. Kemper	Robert Sabatino
Vice President and Secretary	Vice President

Administrator (and Advisor for the Master Funds)
 UBS Global Asset Management (Americas) Inc.
51 West 52nd Street
New York, New York 10019-6114

Investment Advisor and Administrator
 UBS Global Asset Management (Americas) Inc.
51 West 52nd Street
New York, New York 10019-6114

This report is not to be used in connection with the offering of shares of the Funds unless accompanied or preceded by an effective prospectus.

© 2009 UBS Global Asset Management (Americas) Inc. All rights reserved.

PRESORTED STANDARD U.S. POSTAGE PAID COMPUTERSHARE

UBS Global Asset Management (Americas) Inc.
 51 West 52nd Street
New York, New York 10019-6114

UBS Select Prime Investor Fund
UBS Select Treasury Investor Fund
UBS Select Tax-Free Investor Fund
Annual Report
April 30, 2009

UBS Select Prime Investor Fund
UBS Select Treasury Investor Fund
UBS Select Tax-Free Investor Fund

June 15, 2009

Dear shareholder,
We present you with the annual report for the UBS Select Investor series of Funds, namely UBS Select Prime Investor Fund, UBS Select Treasury Investor Fund, and UBS Select Tax-Free Investor Fund (the “Funds”) for the period from commencement through April 30, 2009.

Performance
The seven-day current yields for the Funds were as follows:

•	UBS Select Prime Investor Fund: 0.34% as of April 30, 2009, down from 2.39% as of October 31, 2008.

•	UBS Select Treasury Investor Fund: 0.01% as of April 30, 2009, down from 0.32% as of October 31, 2008.

•	UBS Select Tax-Free Investor Fund: 0.14% as of April 30, 2009, down from 1.27% as of October 31, 2008.

In an attempt to boost a weakening US economy and address other concerns, the Federal Reserve Board (the “Fed”) lowered the federal funds rate three times during the reporting period. (The federal funds rate, or “fed funds” rate, is the rate
UBS Select Prime
Investor Fund

UBS Select Treasury
Investor Fund

Investment goals (both Funds):
Maximum current income
consistent with liquidity and
capital preservation

Portfolio Manager:
Robert Sabatino
UBS Global Asset
Management (Americas) Inc.

Commencement:
UBS Select Prime Investor
Fund—August 1, 2008;
UBS Select Treasury Investor
Fund—September 18, 2008

Dividend payments:
Monthly

UBS Select Tax-Free
Investor Fund

Investment goal:
Maximum current income
exempt from federal income
tax consistent with liquidity
and the preservation of capital

Portfolio Managers:
Elbridge T. Gerry III
Ryan Nugent
UBS Global Asset
Management (Americas) Inc.

Commencement:
September 22, 2008

Dividend payments:
Monthly

UBS Select Prime Investor Fund
UBS Select Treasury Investor Fund
UBS Select Tax-Free Investor Fund

that banks charge one another for funds they borrow on an overnight basis.) This decrease caused the yields of the individual securities in which the Funds invest to decline, in turn lowering the Funds’ yields. For detailed information on the Funds’ performance, refer to “Yields and characteristics at a glance” on page 14.

An interview with the Portfolio Managers
Q.	Following unprecedented turmoil in the credit markets, the US government announced the Temporary Guarantee Program for Money Market Funds (the “Program”). Are the Funds participating?
A.	The Funds applied and were accepted to participate in the Program. The US Treasury will guarantee the share price of any publicly offered eligible money market mutual fund that applies and is accepted into the Program. Shareholders in money market funds enrolled in the Program through its expiration will be covered for the amounts they held as of the close of business on September 19, 2008 until September 18, 2009. Further important information about the Program appears at the end of this letter. The Funds have maintained their net asset value (“NAV”) of $1.00 per share* throughout the recent unprecedented turmoil and have continued to meet their goals of maintaining liquidity and preserving capital. We are pleased to have the Funds participate in the Program to provide an added level of protection for covered shareholders. We want to reassure shareholders of the following:

• The Funds hold very high-quality assets. While we consider rating agencies’ credit ratings, we rely first and foremost on our own proprietary research, conducted by dedicated teams of credit analysts. This approach benefited the Funds in the volatile environment that prevailed during the reporting period.

• UBS Global Asset Management (Americas) Inc. and its predecessor firms have been managing money market funds for more than 30 years; this is a key line of business for the firm, and we have dedicated significant resources to the management of the assets entrusted to us.

*	An investment in the Funds is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Notwithstanding the preceding statements, the Funds are participating in the US Treasury’s Temporary Guarantee Program for Money Market Funds; please see further below for important information about the Program’s scope and limitations.

UBS Select Prime Investor Fund
UBS Select Treasury Investor Fund
UBS Select Tax-Free Investor Fund

Q.	How long will the Program last?
A.	The Program will be in effect until September 18, 2009.

Q.	What are the costs to the Funds to participate in the Program, and how will this impact the Funds’ yields?
A.	When the Program was introduced, it had an initial termination date of December 18, 2008. The Funds each paid a fee of 0.01% of the value of their outstanding shares (valued at $1.00 per share for this purpose) as of September 19, 2008. This ensured Program coverage for the period from September 19, 2008 through December 18, 2008. The Program was extended twice—first through April 30, 2009, and then, most recently, through September 18, 2009. The Funds paid additional fees calculated on the same basis, but at the rate of 0.015% for each of the two extension election periods, to continue to participate through September 18, 2009. This cost will be absorbed by the Funds as a fund expense.

We do expect that the Funds’ yields will decline as a result of the program participation fees, but believe that the full extent of any yield decreases will be dependent on a number of factors outside of the Funds’ control, including fluctuations in the asset base of the Funds.

Q.	How would you describe the economic environment during the reporting period?
A.	Looking back, the economy, as measured by US gross domestic product (“GDP”), expanded 2.8% during the second quarter of 2008. However, the bursting of the housing bubble, a severe credit crunch, falling business and consumer consumption and surging unemployment caused the US economy to weaken significantly during the second half of the year. In the third quarter, GDP declined 0.5%, and declined 6.3% during the fourth quarter of 2008—the latter being the worst quarterly reading since 1982. The economy remained weak to start the year, as the estimate for first quarter GDP indicated a decline of 5.7%.

Q.	How did the Fed and US Treasury Department react to the challenging economic and market environment?
A.	Both the Fed and US Treasury Department were extremely active given the turmoil in the financial markets during the reporting period. In addition to adding billions of dollars into the financial system,

UBS Select Prime Investor Fund
UBS Select Treasury Investor Fund
UBS Select Tax-Free Investor Fund

the Fed and Treasury took steps to address problems at several major financial institutions. Their involvement included placing Freddie Mac and Fannie Mae into conservatorship, and taking an active role in the purchase of Merrill Lynch by Bank of America. The Treasury also oversaw the $700 billion Troubled Asset Relief Program (TARP), which was introduced during the reporting period.

More recently, the Treasury introduced the Public-Private Partnership Investment Program (PPIP), which aims to facilitate the purchase of $500 billion to $1 trillion of toxic mortgage assets from bank balance sheets. The new administration in Washington has put the revival of the economy on the front burner. In February, President Obama signed into law a $787-billion stimulus package.

In further support of the economy, the Fed reduced the fed funds rate on several occasions during the reporting period. Prior to the beginning of the reporting period, at its April 2008 meeting, the Fed cut the rate by 50 basis points (that is, 0.50%), bringing it from 2.50% down to 2.00%. It then held the rate steady until September 2008, citing inflationary pressures on the back of soaring oil and food prices.

However, with the global financial crisis rapidly escalating and oil prices falling sharply, the Fed again moved into action in October 2008. It first lowered the rate on October 8, 2008 in a coordinated interest rate cut with other central banks from around the world. This was followed by another rate reduction at the Fed’s regularly scheduled meeting on October 29, 2008. Together, these moves brought the fed funds rate to 1.00%. Then, at its December 16, 2008 meeting, the Fed aggressively cut the rate to a range of 0.00% to 0.25%—a record low. This rate was subsequently maintained at the Fed meetings that took place in January, March and April 2009.

Q.	Given that the Funds are “feeder funds,” how were the portfolios in which they invest managed during the reporting period?
A.	Each fund is a “feeder fund” investing all of its assets in “master funds”—the Prime Master Fund, Treasury Master Fund, and the Tax-Free Master Fund, respectively. As always, quality and liquidity remained paramount in our management process for the master funds.

UBS Select Prime Investor Fund
UBS Select Treasury Investor Fund
UBS Select Tax-Free Investor Fund

•	In the master fund in which UBS Select Prime Investor Fund invests, we sought to maintain a high degree of liquidity in order to minimize pricing volatility, and to meet redemption requests, given the continued concerns in the credit markets. We did so by investing a significant portion of the Fund’s new investments in shorter-dated money market securities maturing within one to three months.

More specifically, throughout the entire reporting period, a significant portion of the portfolio was comprised of exposure to both asset-backed commercial paper (ABCP) and US government and agency obligations, benefiting performance. However, at the beginning of the period we reduced the portfolio’s exposure to ABCP and increased holdings of US government and agency obligations.

As the reporting period continued, the Fed took measures to improve the liquidity of ABCP in response to the turmoil in the credit markets. We then increased the portfolio’s exposure to ABCP. To a lesser extent, the portfolio held repurchase agreements throughout the period. (Repurchase agreements are transactions in which the seller of a security agrees to buy it back at a predetermined time and price or upon demand.) In addition, we increased the portfolio’s exposure to certificates of deposit and decreased its exposure to short-term corporate obligations over the course of the reporting period.

We maintained a greater than usual level of portfolio diversification over the reporting period by investing in smaller positions. While the master fund is generally able to hold up to 5.00% in any one security (subject to certain exceptions), we typically purchased no more than 1.00% to 2.00% in any one non-government issuer, as part of our efforts to reduce risk and keep the Fund highly liquid.

•	In the master fund in which UBS Select Treasury Investor Fund invests, we began the reporting period with an emphasis on investments in repurchase agreements backed by Treasury obligations. The yields provided by engaging in these transactions were generally higher than direct investments in Treasury securities, benefiting performance. Repurchase agreements also often have the added advantage of providing increased liquidity.

UBS Select Prime Investor Fund
UBS Select Treasury Investor Fund
UBS Select Tax-Free Investor Fund

However, following flights to quality during the reporting period, we shifted our emphasis to Treasury securities, increasing the portfolio’s exposure to this area.

•	In the master fund in which UBS Select Tax-Free Investor Fund invests, we maintained a shorter weighted average maturity versus our peers during the reporting period, ending the period with a weighted average maturity of 14 days.

In the beginning of the period, we maintained an exposure to a range of tax-free money market instruments in order to add yield and diversity to the master fund’s portfolio. We focused on variable rate demand notes, also known as ”VRDNs,” which offered attractive rates throughout the period.(1) In addition, we maintained positions in tender option bonds and fixed rate notes as issues we deemed attractive became available. As a result, the Fund responded well to credit market volatility.

As the period continued, we increased the Fund’s position in VRDNs that had yields that reset on a daily or weekly basis, which helped to maintain a high degree of liquidity. To further enhance the Fund’s credit quality and diversification, we reduced exposure to those VRDNs that had relatively weaker letters of credit and liquidity providers, favoring investments in self-liquidity VRDNs.(2)

Overall, assets in the master fund rose significantly at times during the reporting period, and the average weekly VRDN rates varied considerably as the market was affected by the Lehman Brothers’ bankruptcy and multiple government interventions. The combination of cash inflows and a lack of what we perceived to be very high-quality options in which to invest caused us to take defensive positions from time to time.
(1)	A Variable Rate Demand Note is a long-term bond with a floating interest rate that provides investors with the option to tender, or “put”, the security at par with seven days’ notice—or, in some cases, one day’s notice.

(2)	When a self-liquidity VRDN is issued, the issuer agrees to repurchase bonds that have been tendered, but not yet remarketed, without procuring a third-party liquidity facility.

UBS Select Prime Investor Fund
UBS Select Treasury Investor Fund
UBS Select Tax-Free Investor Fund

Additionally, as a result of market conditions, the Fund made selective, limited investments in taxable overnight repurchase agreements backed by Treasury and agency securities, which benefited performance, even after considering tax implications. Going forward, we will continue to search for highly liquid investments that offer minimal credit risk to the Fund.

Q.	What factors do you believe are likely to affect the Funds over the coming months?
A.	Overall, it appears that many of the actions taken by policy makers at the US Treasury Department and the Fed are having their intended effect—increasing liquidity within the financial system and providing credit to consumers and businesses. In light of the historically low fed funds rate, we expect Treasury and money market yields to remain relatively low in the near future.

While the US economy continues to feel the pain of the recession, a few indicators, including consumer confidence and personal consumption, have begun to show improvements. However, existing home sales have yet to show a meaningful upturn, and continuing unemployment claims remain on the rise.

Looking ahead, we plan to monitor the factors likely to influence the Fed’s future decisions on interest rates, including the state of the financial markets, inflation and the overall state of the economy.

UBS Select Prime Investor Fund
UBS Select Treasury Investor Fund
UBS Select Tax-Free Investor Fund

Special note regarding UBS Select Tax-Free Investor Fund:
In response to events in the municipal bond market during the reporting period, many fund managers winnowed their exposures to insured municipal money market issues most vulnerable to downgrades, diminishing the available supply of suitable investment opportunities. In order to pursue competitive yields for investors—while seeking to adhere to high credit-quality constraints—UBS Global Asset Management determined it to be in the best interests of shareholders for the related master fund to make temporary, limited investments of appropriate credit quality within the taxable securities universe, to the extent allowable by the Fund’s offering documents and as believed prudent or appropriate. These taxable investments were made by the Tax-Free Master Fund for a limited period of time during the reporting period, and represented a small percentage of its portfolio.

As a result of these investments, a portion of the Fund’s yields may not be as tax advantaged as ordinary municipal money market investments. Of course, we will continue to manage the Fund so that the tax characteristics of the underlying securities are passed through to the shareholders to the extent allowed.

UBS Select Prime Investor Fund
UBS Select Treasury Investor Fund
UBS Select Tax-Free Investor Fund

We thank you for your continued support and welcome any comments or questions you may have. For additional information on the UBS Funds,* please contact your financial advisor, or visit us at www.ubs.com/globalam-us.

Sincerely,

Kai R. Sotorp	Elbridge T. Gerry III
President—UBS Money Series	Portfolio Manager—
UBS Select Prime Investor Fund	UBS Select Tax-Free Investor Fund
UBS Select Treasury Investor Fund	Managing Director
UBS Select Tax-Free Investor Fund	UBS Global Asset Management
Head—Americas	(Americas) Inc.
UBS Global Asset Management
(Americas) Inc.

Robert Sabatino	Ryan Nugent
Portfolio Manager—	Portfolio Manager—
UBS Select Prime Investor Fund	UBS Select Tax-Free Investor Fund
UBS Select Treasury Investor Fund	Director
Executive Director	UBS Global Asset Management
UBS Global Asset Management	(Americas) Inc.
(Americas) Inc.

This letter is intended to assist shareholders in understanding how the Funds performed during the period from the commencement of operations through April 30, 2009. The views and opinions in the letter were current as of June 15, 2009. They are not guarantees of performance or investment results and should not be taken as investment advice. Investment decisions reflect a variety of factors, and we reserve the right to change our views about individual securities, sectors and markets at any time. As a result, the views expressed should not be relied upon as a forecast of the Funds’ future investment intent. We encourage you to consult your financial advisor regarding your personal investment program.

*	Mutual funds are sold by prospectus only. You should read it carefully and consider a fund’s investment objectives, risks, charges, expenses and other important information contained in the prospectus before investing. Prospectuses for most of our funds can be obtained from your financial advisor, by calling UBS Funds at 800-647 1568 or by visiting our Web site at www.ubs.com/globalam-us.

UBS Select Prime Investor Fund
UBS Select Treasury Investor Fund
UBS Select Tax-Free Investor Fund

Temporary Guarantee Program for Money Market Funds
Each Fund participates in the Temporary Guarantee Program for Money Market Funds (the “Program”) created by the US Department of the Treasury (the “Treasury”).

The Program is designed to provide certain investors with a guarantee of a $1.00 net asset value (“NAV”) price per share based on the number of shares held by the investor in a fund as of the close of business on September 19, 2008. The guarantee under the Program is triggered if a fund’s market-based NAV falls below $0.995, commonly referred to as “breaking the buck” (a “Guarantee Event”) and the fund commences the process of liquidation. Any increase in the number of shares held by an investor in a fund after the close of business on September 19, 2008, will not be guaranteed. If the number of shares held by an investor in a fund fluctuates over the period of the Program (as discussed below), the Program will cover the lesser of (i) the number of shares held by the investor in the fund as of the close of business on September 19, 2008, or (ii) the number of shares held by the investor as of the date of the Guarantee Event. In order to participate in the Program, each Fund paid fees as noted earlier in this report.

Under the terms of the Program, upon the occurrence of a Guarantee Event, a fund Board must promptly initiate actions necessary under state and federal law to commence the liquidation of a fund. The Program will guarantee any difference between the amount received by an investor in connection with the liquidation and the value based on $1.00 per share. Guarantee payments under the Program will be made through a fund within approximately 30 days of a Guarantee Event. The Treasury, in its sole discretion, may designate a later payment date after taking into account prevailing market conditions. Guarantee payments under the Program will not exceed the amount available within the Treasury’s Exchange Stabilization Fund.

The Program is designed to address temporary dislocations in credit markets. The Program will exist up to the close of business on September 18, 2009. Neither this shareholder report, nor any participating fund, is in any manner approved, endorsed, sponsored or authorized by the Treasury.

UBS Select Prime Investor Fund
UBS Select Treasury Investor Fund
UBS Select Tax-Free Investor Fund

Temporary Guarantee Program for Money Market Funds (concluded)
A few highlights of the Program to keep in mind:

•	The US Treasury Temporary Guarantee Program provides a guarantee to participating money market mutual fund shareholders based on the number of shares invested in the fund at the close of business on September 19, 2008.

•	Any increase in the number of shares an investor holds after the close of business on September 19, 2008, will not be guaranteed.

•	If a customer closes his/her account with a fund or broker-dealer, any future investment in the fund will not be guaranteed.

•	If the number of shares an investor holds fluctuates over the period, the investor will be covered for either the number of shares held as of the close of business on September 19, 2008, or the current amount, whichever is less.

•	The Program expires on September 18, 2009.

UBS Select Prime Investor Fund
UBS Select Treasury Investor Fund
UBS Select Tax-Free Investor Fund

Understanding your Fund’s expenses (unaudited)
As a shareholder of a Fund, you incur ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Since each Fund is a “feeder fund” that invests in a corresponding “master fund,” the expense information below reflects the combined effect of the two levels of expenses and not just those imposed directly at the feeder fund level.

The examples below are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, November 1, 2008 to April 30, 2009.

Actual expenses
The first line in the table below for each Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes
The second line in the table below for each Fund provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line in the table for each Fund is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, if those other funds impose transactional costs - for example, exchange fees. In addition, if those transactional costs were included, your costs for those other funds would have been higher.

UBS Select Prime Investor Fund
UBS Select Treasury Investor Fund
UBS Select Tax-Free Investor Fund

Understanding your Fund’s expenses (unaudited) (concluded)(1)

UBS Select Prime Investor Fund

	Beginning		Expenses paid
	account value	Ending	during period(2)	Expense ratio
	November 1,	account value	11/01/08 to	during the
	2008	April 30, 2009	04/30/09	period

Actual	$1,000.00	$1,005.10	$2.24	0.45%

Hypothetical
(5% annual return
before expenses)	1,000.00	1,022.56	2.26	0.45

UBS Select Treasury Investor Fund

	Beginning		Expenses paid
	account value	Ending	during period(2)	Expense ratio
	November 1,	account value	11/01/08 to	during the
	2008	April 30, 2009	04/30/09	period

Actual	$1,000.00	$1,000.20	$1.98	0.40%

Hypothetical
(5% annual return
before expenses)	1,000.00	1,022.81	2.01	0.40

UBS Select Tax-Free Investor Fund

	Beginning		Expenses paid
	account value	Ending	during period(2)	Expense ratio
	November 1,	account value	11/01/08 to	during the
	2008	April 30, 2009	04/30/09	period

Actual	$1,000.00	$1,001.40	$2.13	0.43%

Hypothetical
(5% annual return
before expenses)	1,000.00	1,022.66	2.16	0.43

(1)	The expenses for the Funds reflect the expenses of the corresponding master funds in which they invest in addition to their own direct expenses.

(2)	Expenses are equal to the Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 181 divided by 365 (to reflect the one-half year period).

UBS Select Prime Investor Fund
UBS Select Treasury Investor Fund
UBS Select Tax-Free Investor Fund

Yields and characteristics at a glance (unaudited)

UBS Select Prime Investor Fund

Yields and characteristics	04/30/09	10/31/08

Seven-day current yield(1)	0.34%	2.39%

Seven-day effective yield(1)	0.34	2.42

Weighted average maturity(2)	36 days	52 days

Net assets (mm)	$1,512.2	$131.5

UBS Select Treasury Investor Fund

Yields and characteristics	04/30/09	10/31/08

Seven-day current yield(1)	0.01%	0.32%

Seven-day effective yield(1)	0.01	0.32

Weighted average maturity(2)	37 days	51 days

Net assets (mm)	$191.8	$175.0

UBS Select Tax-Free Investor Fund

Yields and characteristics	04/30/09	10/31/08

Seven-day current yield(1)	0.14%	1.27%

Seven-day effective yield(1)	0.14	1.28

Weighted average maturity(2)	14 days	40 days

Net assets (mm)	$110.5	$98.6

(1)	Yields will fluctuate, and reflect fee waivers. Performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be higher or lower than the performance data quoted.

(2)	Weighted average maturity provided is that of the related master fund, which is actively managed and its weighted average maturity will differ over time.

An investment in UBS Select Prime Investor Fund, UBS Select Treasury Investor Fund, and UBS Select Tax-Free Investor Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

 Notwithstanding the preceding statements, the Funds are participating in the US Treasury’s Temporary Guarantee Program for Money Market Funds. The Program generally does not guarantee any new investments in a Fund made after September 19, 2008, and is scheduled to expire on September 18, 2009. For more information about the Program’s scope and limitations, please see the Funds’ most recent prospectus as supplemented.

UBS Select Prime Investor Fund

Statement of assets and liabilities—April 30, 2009

Assets:
Investment in Prime Master Fund (“Master”), at value
(cost—$1,513,119,534 which approximates cost for
federal income tax purposes)	$1,513,119,534

Other assets	6,560

Total assets	1,513,126,094

Liabilities:
Dividends payable to shareholders	421,546

Payable to affiliates	319,192

Accrued expenses and other liabilities	161,789

Total liabilities	902,527

Net assets:
Shares of beneficial interest—$0.001 par value per share,
unlimited amount authorized; 1,512,183,537 outstanding	1,512,183,537

Accumulated net realized gain from investment activities	40,030

Net assets	$1,512,223,567

Net asset value per share	$1.00

See accompanying notes to financial statements

UBS Select Treasury Investor Fund

Statement of assets and liabilities—April 30, 2009

Assets:
Investment in Treasury Master Fund (“Master”), at value
(cost—$191,838,022 which approximates cost for
federal income tax purposes)	$191,838,022

Receivable from affiliates	3,415

Other assets	3,742

Total assets	191,845,179

Liabilities:
Dividends payable to shareholders	1,526

Accrued expenses and other liabilities	71,810

Total liabilities	73,336

Net assets:
Shares of beneficial interest—$0.001 par value per share,
unlimited amount authorized; 191,771,843 outstanding	191,771,843

Net assets	$191,771,843

Net asset value per share	$1.00

See accompanying notes to financial statements

UBS Select Tax–Free Investor Fund

Statement of assets and liabilities—April 30, 2009

Assets:
Investmentin Tax-Free Master Fund (“Master”), at value
(cost—$110,570,043 which approximates cost for
federal income tax purposes)	$110,570,043

Other assets	2,757

Total assets	110,572,800

Liabilities:
Payable to affiliates	3,177

Dividends payable to shareholders	7,416

Accrued expenses and other liabilities	65,539

Total liabilities	76,132

Net assets:
Shares of beneficial interest—$0.001 par value per share,
unlimited amount authorized; 110,493,317 outstanding	110,493,317

Accumulated net realized gain from investment activities	3,351

Net assets	$110,496,668

Net asset value per share	$1.00

See accompanying notes to financial statements

UBS Select Prime Investor Fund

Statement of operations

For the period
August 1, 2008(1) to
April 30, 2009

Investment income:
Interest income allocated from Master	$5,743,834

Securities lending income allocated from Master	59,727

Expenses allocated from Master	(476,143)

Net investment income allocated from Master	5,327,418

Expenses:
Service and distribution fees	1,666,583

Administration fees	475,831

Federal and state registration fees	72,131

Transfer agency fees	54,494

Professional fees	51,400

Reports and notices to shareholders	16,536

Custody and accounting fees	8,999

Trustees’ fees	8,369

US Treasury Temporary Guarantee Program Participation fees	5,765

Other expenses	13,390

2,373,498

Less: Fee waivers and/or expense reimbursements by
administrator and distributor	(700,675)

Net expenses	1,672,823

Net investment income	3,654,595

Net realized gain from investment activities allocated from Master	40,030

Net increase in net assets resulting from operations	$3,694,625

(1)	Commencement of operations.

See accompanying notes to financial statements

UBS Select Treasury Investor Fund

Statement of operations

For the period
September 18, 2008(1) to
April 30, 2009

Investment income:
Interest income allocated from Master	$515,118

Securities lending income allocated from Master	4,686

Expenses allocated from Master	(113,765)

Waivers allocated from Master	1

Net investment income allocated from Master	406,040

Expenses:
Service and distribution fees	398,019

Administration fees	113,720

Professional fees	46,412

Reports and notices to shareholders	16,370

Transfer agency fees	14,148

Federal and state registration fees	11,918

Custody and accounting fees	7,999

Trustees’ fees	6,444

US Treasury Temporary Guarantee Program Participation fees	643

Other expenses	14,502

630,175

Less: Fee waivers and/or expense reimbursements by
administrator and distributor	(288,185)

Net expenses	341,990

Net investment income	64,050

Net realized gain from investment activities allocated from Master	65

Net increase in net assets resulting from operations	$64,115

(1)	Commencement of operations.

See accompanying notes to financial statements

UBS Select Tax-Free Investor Fund

Statement of operations

For the period
September 22, 2008(1) to
April 30, 2009

Investment income:
Interest income allocated from Master	$628,941

Expenses allocated from Master	(64,543)

Interest expense allocated from Master	(79)

Waivers allocated from Master	17,891

Net investment income allocated from Master	582,210

Expenses:
Service and distribution fees	225,749

Administration fees	64,499

Professional fees	47,834

Reports and notices to shareholders	16,317

Transfer agency and related services fees	9,152

Federal and state registration fees	8,129

Custody and accounting fees	7,999

Trustees’ fees	6,923

Other expenses	11,905

398,507

Less: Fee waivers and/or expense reimbursements by
administrator and distributor	(173,061)

Net expenses	225,446

Net investment income	356,764

Net realized gain from investment activities allocated from Master	3,351

Net increase in net assets resulting from operations	$360,115

(1)	Commencement of operations.

See accompanying notes to financial statements

UBS Select Prime Investor Fund

Statement of changes in net assets

For the period
August 1, 2008(1) to
April 30, 2009

From operations:
Net investment income	$3,654,595

Net realized gain from investment activities	40,030

Net increase in net assets resulting from operations	3,694,625

Dividends to shareholders from:
Net investment income	(3,654,595)

Net increase in net assets from beneficial interest transactions	1,512,183,537

Net increase in net assets	1,512,223,567

Net assets:
Beginning of period	—

End of period	$1,512,223,567

Accumulated undistributed net investment income	$—

(1)	Commencement of operations.

See accompanying notes to financial statements

UBS Select Treasury Investor Fund

Statement of changes in net assets

For the period
September 18, 2008(1) to
April 30, 2009

From operations:
Net investment income	$64,050

Net realized gain from investment activities	65

Net increase in net assets resulting from operations	64,115

Dividends and distributions to shareholders from:
Net investment income	(64,050)

Net realized gain from investment activities	(65)

Total dividends and distributions to shareholders	(64,115)

Net increase in net assets from beneficial interest transactions	191,771,843

Net increase in net assets	191,771,843

Net assets:
Beginning of period	—

End of period	$191,771,843

Accumulated undistributed net investment income	$—

(1)	Commencement of operations.

See accompanying notes to financial statements

UBS Select Tax-Free Investor Fund

Statement of changes in net assets

For the period
September 22, 2008(1) to
April 30, 2009

From operations:
Net investment income	$356,764

Net realized gain from investment activities	3,351

Net increase in net assets resulting from operations	360,115

Dividends to shareholders from:
Net investment income	(356,764)

Net increase in net assets from beneficial interest transactions	110,493,317

Net increase in net assets	110,496,668

Net assets:
Beginning of period	—

End of period	$110,496,668

Accumulated undistributed net investment income	$—

(1)	Commencement of operations.

See accompanying notes to financial statements

UBS Select Prime Investor Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

	For the period
	August 1, 2008(1) to
	April 30, 2009

Net asset value, beginning of period	$1.00

Net investment income	0.011

Dividends from net investment income	(0.011)

Net asset value, end of period	$1.00

Total investment return(2)	1.08%

Ratios/supplemental data:
Net assets, end of period (000’s)	$1,512,224

Expenses to average net assets, net of fee waivers and/or expense
reimbursements by administrator and distributor	0.45	%(3),(4)

Expenses to average net assets, before fee waivers and/or expense
reimbursements by administrator and distributor	0.60	%(3),(4)

Net investment income to average net assets	0.77	%(3),(4)

(1)	Commencement of operations.
(2)	Total investment return is calculated assuming a $10,000 investment on the first day of the period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of the period reported. Total investment return for the period has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.
(3)	Ratios include the Fund’s share of income and expenses allocated from the Master.
(4)	Annualized.

See accompanying notes to financial statements

UBS Select Treasury Investor Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

	For the period
	September 18, 2008(1) to
	April 30, 2009

Net asset value, beginning of period	$1.00

Net investment income	0.001

Dividends from net investment income	(0.001)

Distributions from net realized gain from investment activities	(0.000	)(2)

Total dividends and distributions	(0.001)

Net asset value, end of period	$1.00

Total investment return(3)	0.06%

Ratios/supplemental data:
Net assets, end of period (000’s)	$191,772

Expenses to average net assets, net of fee waivers and/or expense
reimbursements by advisor/administrator and distributor	0.40	%(4),(5)

Expenses to average net assets, before fee waivers and/or expense
reimbursements by advisor/administrator and distributor	0.65	%(4),(5)

Net investment income to average net assets	0.06	%(4),(5)

(1)	Commencement of operations.
(2)	Amount represents less than $0.0005 per share.
(3)	Total investment return is calculated assuming a $10,000 investment on the first day of the period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of the period reported. Total investment return for the period has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.
(4)	Ratios include the Fund’s share of income and expenses allocated from the Master.
(5)	Annualized.

See accompanying notes to financial statements

UBS Select Tax-Free Investor Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

	For the period
	September 22, 2008(1) to
	April 30, 2009

Net asset value, beginning of period	$1.00

Net investment income	0.005

Dividends from net investment income	(0.005)

Net asset value, end of period	$1.00

Total investment return(2)	0.46%

Ratios/supplemental data:
Net assets, end of period (000’s)	$110,497

Expenses to average net assets, net of fee waivers and/or expense
reimbursements by advisor/administrator and distributor	0.42	%(3),(4)

Expenses to average net assets, before fee waivers and/or expense
reimbursements by advisor/administrator and distributor	0.72	%(3),(4)

Net investment income to average net assets	0.55	%(3),(4)

(1)	Commencement of operations.
(2)	Total investment return is calculated assuming a $10,000 investment on the first day of the period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of the period reported. Total investment return for the period has not been annualized. Returns do not reflect the deduction of taxes that a shareholder could pay on Fund distributions.
(3)	Ratios include the Fund’s share of income and expenses allocated from the Master.
(4)	Annualized.

See accompanying notes to financial statements

UBS Select Prime Investor Fund
UBS Select Treasury Investor Fund
UBS Select Tax-Free Investor Fund

Notes to financial statements

Organization and significant accounting policies
UBS Select Prime Investor Fund (“Prime Investor Fund”), UBS Select Treasury Investor Fund (“Treasury Investor Fund”), and UBS Select Tax-Free Investor Fund (“Tax-Free Investor Fund”) (each a “Fund”, collectively, the “Funds”) are each registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified series of UBS Money Series (the “Trust”), an open-end management investment company organized as a Delaware statutory trust on April 29, 1998. The Funds commenced operations on August 1, 2008, September 18, 2008, and September 22, 2008, respectively. The Trust is a series mutual fund with fourteen series: the Funds, UBS Select Prime Institutional Fund, UBS Select Treasury Institutional Fund, UBS Select Tax-Free Institutional Fund, UBS Select Prime Preferred Fund, UBS Select Treasury Preferred Fund, UBS Select Tax-Free Preferred Fund, UBS Select Prime Capital Fund, UBS Select Treasury Capital Fund, UBS Select Tax-Free Capital Fund, UBS Liquid Assets Fund and UBS Cash Reserves Fund. The financial statements for the other series of the Trust are not included herein.

Prime Investor Fund, Treasury Investor Fund, and Tax-Free Investor Fund are “feeder funds” that invest substantially all of their assets in “master funds”—Prime Master Fund, Treasury Master Fund and Tax-Free Master Fund, respectively (each a “Master Fund”). The feeder funds and their respective Master Funds have the same investment objectives. The performance of each Fund is directly affected by the performance of the corresponding Master Fund. The value of such investments reflects the Fund’s proportionate interest in the net assets of its corresponding Master Fund (7.72% for Prime Investor Fund, 1.79% for Treasury Investor Fund and 3.99% for Tax-Free Investor Fund at April 30, 2009). All of the net investment income and realized and unrealized gains and losses from investment activities of a Master Fund is allocated pro rata, based on respective ownership interests, among the corresponding Fund and other investors in the Master Fund (e.g., other feeder funds) at the time of such determination. The financial statements of the Master Funds, including the Statement of net assets, are included elsewhere in this report and should be read in connection with the Fund’s financial statements.

The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to

UBS Select Prime Investor Fund
UBS Select Treasury Investor Fund
UBS Select Tax-Free Investor Fund

Notes to financial statements

that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

In the normal course of business the Funds may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

The preparation of financial statements in accordance with US generally accepted accounting principles requires the Funds’ management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

Valuation and accounting for investments and investment income—Each Fund records its investment in its corresponding Master Fund at value. Securities held by the Master Funds are valued as indicated in the Master Funds’ Notes to financial statements, which are included elsewhere in this report.

Dividends and distributions—Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions is determined in accordance with federal income tax regulations, which may differ from US generally accepted accounting principles. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

Concentration of risk
The ability of the issuers of the debt securities held by the Master Funds to meet their obligations may be affected by economic and political developments, including those particular to a specific industry, country, state or region.

UBS Select Prime Investor Fund
UBS Select Treasury Investor Fund
UBS Select Tax-Free Investor Fund

Notes to financial statements

Administrator
UBS Global Asset Management (Americas) Inc. (“UBS Global AM”) serves as administrator to each Fund pursuant to an Administration Agreement approved by the Trust’s board. In accordance with the Administration Agreement, each Fund pays UBS Global AM an administration fee, which is accrued daily and paid monthly, at the annual rate of 0.10% of each Fund’s average daily net assets. At April 30, 2009, Prime Investor Fund, Treasury Investor Fund and Tax-Free Investor Fund owed UBS Global AM $120,026, $16,093, and $9,250, respectively, for administrative services.

For the period August 1, 2008 through August 27, 2008, UBS Global AM was contractually obligated to waive all or a portion of its administration fees and/or to reimburse certain operating expenses with respect to Prime Investor Fund so that the Fund’s total ordinary annual operating expenses (excluding interest expense, if any, and extraordinary items) would not exceed 0.70%. During the period August 28, 2008 through August 31, 2009, UBS Global AM is contractually obligated to waive all or a portion of its administration fees and or to reimburse certain operating expenses so that Prime Investor Fund’s total ordinary annual operating expenses through August 31, 2009 (excluding interest expense, if any, and extraordinary items) would not exceed 0.50%. UBS Global AM is contractually obligated to waive all or a portion of its administration fees and/or to reimburse certain operating expenses so that Treasury Investor Fund’s and Tax-Free Investor Fund’s total ordinary annual operating expenses through August 31, 2009 (excluding interest expense, if any, and extraordinary items) will not exceed 0.50%. At April 30, 2009, UBS Global AM owes Prime Investor Fund, Treasury Investor Fund and Tax-Free Investor Fund $167,681, $45,433 and $33,824 for fee waivers and/or expense reimbursements, respectively. For the period ended April 30, 2009, UBS Global AM was contractually obligated to waive $463,155, $174,698 and $140,508, respectively. Each Fund will repay UBS Global AM for any such waived fees/reimbursed expenses pursuant to these contractual arrangements to the extent that it can do so over the three fiscal years following August 31, 2009, without causing a Fund’s expenses in any of those three years to exceed such expense cap.

UBS Select Prime Investor Fund
UBS Select Treasury Investor Fund
UBS Select Tax-Free Investor Fund

Notes to financial statements

Service and distribution plans
 UBS Global Asset Management (US) Inc. (“UBS Global AM—US”) is the principal underwriter of the Funds’ shares. For the period August 1, 2008 through August 27, 2008, Prime Investor Fund paid UBS Global AM—US monthly distribution (12b-1) and service fees at the annual rate of 0.25% and 0.25%, respectively, of the average daily net assets. During the period August 28, 2008 through April 30, 2009, Prime Investor Fund paid UBS Global AM—US monthly distribution (12b-1) and service fees at the annual rate of 0.25% and 0.10%, respectively, of the average daily net assets. Treasury Investor Fund and Tax-Free Investor Fund each paid UBS Global AM—US monthly distribution (12b-1) and service fees at the annual rate of 0.25% and 0.10%, respectively, of the average daily net assets. At April 30, 2009, Prime Investor Fund, Treasury Investor Fund and Tax-Free Investor Fund owed UBS Global AM—US $427,988, $56,430 and $32,376 in distribution and service fees, respectively. In addition to UBS Global AM’s fee waivers and/or expense reimbursements noted above, in connection with voluntary agreements with the financial intermediaries that are selling fund shares, UBS Global AM—US has agreed to voluntarily waive fees and/or reimburse fund expenses so that total ordinary annual operating expenses do not exceed 0.45%. At April 30, 2009 UBS Global AM—US owed the Fund $61,141, $30,505 and $4,625 for these additional fee waivers and/or expense reimbursements, respectively. For the period ended April 30, 2009, UBS Global AM—US voluntarily waived $237,520, $113,487 and $32,553, respectively. There is no guarantee that this additional voluntary amount will continue to be waived and/or expenses reimbursed.

Federal tax status
Each Fund intends to distribute all of its income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of their net investment income, net realized capital gains and certain other amounts, if any, the Funds intend not to be subject to a federal excise tax.

The tax character of distributions paid to shareholders by Prime Investor Fund and Treasury Investor Fund during the period ended April 30, 2009 was ordinary income. The tax character of distributions paid to shareholders

UBS Select Prime Investor Fund
UBS Select Treasury Investor Fund
UBS Select Tax-Free Investor Fund

Notes to financial statements

by Tax-Free Investor Fund during the period ended April 30, 2009, was 99.79% tax-exempt income and 0.21% ordinary income.

At April 30, 2009, the components of accumulated earnings (deficit) on a tax basis was undistributed ordinary income of $461,576 for Prime Investor Fund, undistributed ordinary income of $1,526 for Treasury Investor Fund, and undistributed tax-exempt income of $7,416, undistributed ordinary income of $2,353, and undistributed long-term capital gains of $998 for Tax-Free Investor Fund.

As of and during the period ended April 30, 2009, the Funds did not have any liabilities for any unrecognized tax positions. The Funds recognize interest and penalties, if any, related to unrecognized tax positions as income tax expense in the Statement of operations. During the period ended April 30, 2009, the Funds did not incur any interest or penalties.

The tax year for the period ended April 30, 2009, remains subject to examination by the Internal Revenue Service and state taxing authorities.

Shares of beneficial interest
There is an unlimited amount of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

For the period ended
Prime Investor Fund	April 30, 2009(1)

Shares sold	2,611,604,330

Shares repurchased	(1,102,435,915)

Dividends reinvested	3,015,122

Net increase in shares outstanding	1,512,183,537

For the period ended
Treasury Investor Fund	April 30, 2009(2)

Shares sold	574,329,672

Shares repurchased	(382,614,202)

Dividends reinvested	56,373

Net increase in shares outstanding	191,771,843

UBS Select Prime Investor Fund
UBS Select Treasury Investor Fund
UBS Select Tax-Free Investor Fund

Notes to financial statements

For the period ended
Tax-Free Investor Fund	April 30, 2009(3)

Shares sold	330,634,459

Shares repurchased	(220,423,357)

Dividends reinvested	282,215

Net increase in shares outstanding	110,493,317

(1)	The Fund commenced operations on August 1, 2008.
(2)	The Fund commenced operations on September 18, 2008.
(3)	The Fund commenced operations on September 22, 2008.

US Treasury Temporary Guarantee Program for Money Market Funds
Each Fund participates in the US Treasury Department Temporary Guarantee Program for Money Market Funds. The program covers shareholders of mutual funds as of the close of business on September 19, 2008. (Although the Tax-Free Investor fund did not commence investment operations until September 22, 2008, the Fund is eligible to participate in the Treasury Guarantee Program because a shareholder had brought shares as a part of an initial investment prior to September 19, 2008.) The program expires on September 18, 2009. Each Fund bears the cost of participating in this program, as this is not an expense borne by the Funds’ administrator. Each Fund paid a fee of 0.01% of the value of the Funds’ outstanding shares on September 19, 2008 (valued at $1.00 per share) for participation in the program for the initial coverage period of September 19, 2008, through December 18, 2008. The program was first extended until April 30, 2009, and each Fund paid a fee calculated in the same manner but at the rate of 0.015% for continued participation in the program through that date. In April, the program was extended a final time, providing coverage through September 18, 2009. Each Fund paid an additional fee for continued coverage for the period May 1, 2009, through September 18, 2009, calculated in the same manner and at the same 0.015% rate as for the initial extension period.

UBS Select Prime Investor Fund
UBS Select Treasury Investor Fund
UBS Select Tax-Free Investor Fund

Report of independent registered public accounting firm

To the Shareholders and Board of Trustees of
UBS Select Prime Investor Fund,
UBS Select Treasury Investor Fund and
UBS Select Tax-Free Investor Fund

We have audited the accompanying statements of assets and liabilities of UBS Select Prime Investor Fund, UBS Select Treasury Investor Fund and UBS Select Tax-Free Investor Fund (three of the series comprising UBS Money Series) (collectively, the “Funds”) as of April 30, 2009, and the related statements of operations and changes in net assets and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of UBS Select Prime Investor Fund, UBS Select Treasury Investor Fund and UBS Select Tax-Free Investor Fund at April 30, 2009, and the results of their operations, the changes in their net assets and the financial highlights for each of the indicated periods, in conformity with US generally accepted accounting principles.

New York, New York
June 24, 2009

UBS Select Prime Investor Fund
UBS Select Treasury Investor Fund
UBS Select Tax-Free Investor Fund

General information (unaudited)

Quarterly Form N-Q portfolio schedule
The Funds and Master Funds will file their complete schedules of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ and Master Funds’ Forms N-Q are available on the SEC’s Web site at http://www.sec.gov. The Funds’ and Master Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC 0330. Additionally, you may obtain copies of Forms N-Q from the Funds and Master Funds upon request by calling 1-800-647 1568.

Proxy voting policies, procedures and record
You may obtain a description of each Fund’s (and corresponding Master Fund’s) (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how a fund voted any proxies related to portfolio securities during the most recent 12-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting a fund directly at 1-800-647 1568, online on a fund’s Web site: www.ubs.com/ubsglobalam-proxy, or on the EDGAR Database on the SEC’s Web site (http://www.sec.gov).

Other tax information
Pursuant to Section 871(k)(2)(c) of the Internal Revenue Code, the Funds designate 100% of their distributions from net realized gains as short-term capital gain dividends.

99.09% of the ordinary income dividends paid by the UBS Select Treasury Investor Fund during the fiscal period ended April 30, 2009 qualify as “interest related dividends” for non-U.S. shareholders.

Prime Master Fund

Statement of net assets—April 30, 2009

	Face
Security description	amount	Value

US government and agency obligations—17.78%

Federal Farm Credit Bank
0.800%, due 12/21/09(1)	$75,000,000	$74,610,000

Federal Home Loan Bank
0.210%, due 05/04/09(1)	85,000,000	84,998,513

1.500%, due 05/06/09(1)	122,534,000	122,508,472

0.210%, due 05/07/09(1)	225,000,000	224,992,125

0.649%, due 05/13/09(2)	113,000,000	113,000,000

2.400%, due 05/13/09	140,000,000	139,999,148

1.800%, due 05/15/09(1)	125,832,000	125,743,918

0.378%, due 05/27/09(2)	350,000,000	350,000,000

0.320%, due 06/08/09(1)	150,000,000	149,949,333

1.293%, due 06/10/09(2)	95,000,000	95,000,000

2.820%, due 07/10/09	120,000,000	120,000,000

0.450%, due 07/13/09(1)	125,000,000	124,885,937

0.550%, due 10/13/09(1)	100,000,000	99,747,917

0.800%, due 12/09/09(1)	90,000,000	89,556,000

0.800%, due 05/05/10	150,000,000	149,985,000

Federal Home Loan Mortgage Corp.*
0.650%, due 05/01/09(2)	200,000,000	200,000,000

0.348%, due 05/18/09(2)	32,500,000	32,494,934

1.800%, due 06/25/09(1)	111,750,000	111,442,688

4.250%, due 07/15/09	91,757,000	92,476,423

Federal National Mortgage Association*
0.420%, due 05/01/09(2)	200,000,000	200,000,000

1.750%, due 05/13/09(1)	55,505,000	55,472,622

1.029%, due 07/13/09(2)	321,000,000	321,000,000

5.125%, due 07/13/09	114,500,000	115,574,958

0.913%, due 07/28/09(2)	167,500,000	167,488,522

US Treasury Bills
0.310%, due 05/21/09(1),(3)	84,250,000	84,235,490

0.330%, due 05/21/09(1),(3)	41,175,000	41,167,451

Total US government and agency obligations
(cost—$3,486,329,451)		3,486,329,451

Bank notes—1.38%

Banking-US—1.38%
Wachovia Bank N.A. (Charlotte)
1.396%, due 05/01/09(2)	125,000,000	125,000,000

Prime Master Fund

Statement of net assets—April 30, 2009

	Face
Security description	amount	Value

Bank notes—(concluded)

Banking-US—(concluded)
Wells Fargo Bank N.A.
0.547%, due 05/19/09(2)	$146,500,000	$146,500,000

Total bank notes (cost—$271,500,000)		271,500,000

Time deposit—1.17%

Banking-non-US—1.17%
Wells Fargo Bank N.A., Grand Cayman
0.190%, due 05/01/09 (cost—$229,000,000)	229,000,000	229,000,000

Certificates of deposit—14.72%

Banking-non-US—13.44%
Abbey National Treasury Services PLC
2.940%, due 05/22/09	98,500,000	98,500,000

Bank of Nova Scotia
0.570%, due 05/01/09	75,000,000	75,000,000

1.584%, due 05/05/09(2)	91,600,000	91,589,000

2.400%, due 05/07/09	140,000,000	140,000,000

Bank of Tokyo-Mitsubishi UFJ Ltd.
0.450%, due 05/22/09	250,000,000	250,000,000

BNP Paribas
0.460%, due 05/01/09	267,000,000	267,000,000

3.180%, due 08/24/09	75,000,000	75,000,000

Calyon N.A., Inc.
3.170%, due 06/02/09	120,000,000	120,000,000

0.900%, due 07/02/09	75,000,000	75,000,000

Credit Suisse First Boston
2.750%, due 05/18/09	175,000,000	175,000,000

Deutsche Bank AG
0.600%, due 05/21/09	210,000,000	210,000,000

0.620%, due 07/08/09	128,000,000	128,000,000

0.610%, due 07/27/09	76,000,000	76,000,000

Dnb NOR ASA
1.000%, due 07/01/09	185,000,000	185,000,000

Lloyds TSB Bank PLC
1.110%, due 07/07/09	215,000,000	215,000,000

Natixis
0.950%, due 07/07/09	200,000,000	200,000,000

Svenska Handelsbanken
1.459%, due 07/13/09(2)	127,000,000	127,000,000

Prime Master Fund

Statement of net assets—April 30, 2009

	Face
Security description	amount	Value

Certificates of deposit—(concluded)

Banking-non-US—(concluded)
Toronto-Dominion Bank
1.150%, due 08/20/09	$128,000,000	$128,058,255

		2,636,147,255

Banking-US—1.28%
Morgan (J.P.) Chase Bank
0.450%, due 05/18/09	250,000,000	250,000,000

Total certificates of deposit (cost—$2,886,147,255)		2,886,147,255

Commercial paper(1)—44.79%

Asset backed-banking—1.58%
Atlantis One Funding
0.750%, due 05/19/09	200,000,000	199,925,000

0.750%, due 06/01/09	110,000,000	109,928,958

		309,853,958

Asset backed-miscellaneous—21.97%
Amsterdam Funding Corp.
0.400%, due 05/14/09	168,000,000	167,975,733

0.850%, due 05/19/09	100,000,000	99,957,500

0.950%, due 06/10/09	100,000,000	99,894,444

0.850%, due 07/06/09	68,000,000	67,894,033

Atlantic Asset Securitization LLC
0.320%, due 05/11/09	136,837,000	136,824,837

0.320%, due 05/13/09	100,000,000	99,989,333

0.650%, due 06/03/09	100,000,000	99,940,417

0.500%, due 07/01/09	50,000,000	49,957,639

Barton Capital LLC
0.350%, due 05/11/09	158,577,000	158,561,583

0.330%, due 05/13/09	22,302,000	22,299,547

0.340%, due 05/19/09	46,017,000	46,009,177

Chariot Funding LLC
0.350%, due 05/11/09	209,039,000	209,018,677

Enterprise Funding Co. LLC
0.550%, due 05/14/09	76,500,000	76,484,806

0.350%, due 05/19/09	133,634,000	133,610,614

0.510%, due 07/07/09	39,826,000	39,788,199

Prime Master Fund

Statement of net assets—April 30, 2009

	Face
Security description	amount	Value

Commercial paper(1)—(continued)

Asset backed-miscellaneous—(continued)
Fairway Finance Co. LLC
0.350%, due 05/08/09	$100,000,000	$99,993,194

0.650%, due 06/08/09	148,000,000	147,898,456

0.570%, due 07/06/09	64,135,000	64,067,979

Falcon Asset Securitization Corp.
0.500%, due 05/13/09	50,000,000	49,991,667

Jupiter Securitization Co. LLC
0.350%, due 05/08/09	150,000,000	149,989,792

Kitty Hawk Funding Corp.
0.510%, due 07/07/09	95,241,000	95,150,600

Market Street Funding LLC
0.650%, due 06/11/09	150,000,000	149,888,958

0.650%, due 06/12/09	50,000,000	49,962,083

Old Line Funding Corp.
0.350%, due 05/07/09	50,000,000	49,997,083

0.500%, due 05/08/09	50,033,000	50,028,136

0.350%, due 05/12/09	47,076,000	47,070,965

0.600%, due 06/08/09	81,813,000	81,761,185

0.650%, due 06/08/09	100,000,000	99,931,389

Ranger Funding Co. LLC
0.350%, due 05/11/09	68,025,000	68,018,386

0.570%, due 05/19/09	150,000,000	149,957,250

0.700%, due 06/16/09	67,620,000	67,559,518

0.560%, due 07/06/09	145,000,000	144,851,133

Regency Markets No.1 LLC
0.450%, due 05/26/09	116,919,000	116,882,463

Sheffield Receivables Corp.
0.650%, due 06/03/09	50,000,000	49,970,208

0.500%, due 07/01/09	50,000,000	49,957,639

0.500%, due 07/06/09	65,000,000	64,940,417

Thunderbay Funding
0.350%, due 05/07/09	50,000,000	49,997,083

0.600%, due 06/01/09	33,955,000	33,937,457

0.650%, due 06/02/09	124,365,000	124,293,145

0.650%, due 06/08/09	60,000,000	59,958,833

0.650%, due 06/16/09	75,133,000	75,070,598

0.500%, due 07/01/09	45,060,000	45,021,824

Prime Master Fund

Statement of net assets—April 30, 2009

	Face
Security description	amount	Value

Commercial paper(1)—(continued)

Asset backed-miscellaneous—(concluded)
Variable Funding Capital Corp.
0.500%, due 06/22/09	$200,000,000	$199,855,556

0.450%, due 07/20/09	90,000,000	89,910,000

Yorktown Capital LLC
0.570%, due 05/18/09	65,000,000	64,982,504

0.700%, due 06/16/09	100,000,000	99,910,556

0.600%, due 07/02/09	109,178,000	109,065,183

		4,308,077,779

Automobile OEM—0.89%
American Honda Finance Corp.
0.750%, due 05/07/09	100,000,000	99,987,500

0.900%, due 07/02/09	74,325,000	74,209,796

		174,197,296

Banking-non-US—4.92%
Bank of Nova Scotia
0.720%, due 05/13/09	98,000,000	97,976,480

Caisse Nationale des Caisses d’Epargne et de Prevoyance
0.530%, due 05/14/09	200,000,000	199,961,722

0.790%, due 06/03/09	200,000,000	199,855,167

Dnb NOR ASA
0.550%, due 06/03/09	46,000,000	45,976,808

0.780%, due 06/29/09	65,000,000	64,916,908

0.880%, due 08/24/09	94,000,000	93,735,756

Svenska Handelsbanken
0.350%, due 05/11/09	263,000,000	262,974,431

		965,397,272

Banking-US—11.99%
Calyon N.A., Inc.
1.870%, due 06/17/09	77,500,000	77,310,792

1.020%, due 07/29/09	150,000,000	149,621,750

CBA (Delaware) Finance, Inc.
0.630%, due 06/19/09	45,700,000	45,660,812

0.630%, due 06/23/09	100,000,000	99,907,250

0.640%, due 07/01/09	200,000,000	199,783,111

Danske Corp.
0.500%, due 05/04/09	200,000,000	199,991,667

Prime Master Fund

Statement of net assets—April 30, 2009

	Face
Security description	amount	Value

Commercial paper(1)—(concluded)

Banking-US—(concluded)
ING (US) Funding LLC
0.650%, due 07/30/09	$142,000,000	$141,769,250

Morgan (J.P.) Chase & Co.
0.350%, due 06/03/09	300,000,000	299,903,750

Nordea N.A., Inc.
0.290%, due 05/18/09	188,000,000	187,974,255

San Paolo IMI US Financial Co.
0.850%, due 06/22/09	180,000,000	179,779,000

0.810%, due 07/02/09	120,000,000	119,832,600

0.800%, due 07/06/09	100,000,000	99,853,333

Societe Generale N.A., Inc.
0.780%, due 05/04/09	100,000,000	99,993,500

0.770%, due 07/01/09	150,000,000	149,804,292

UniCredito Delaware, Inc.
0.600%, due 05/15/09	300,000,000	299,930,000

		2,351,115,362

Brokerage—1.91%
RBS Holdings USA, Inc.
1.200%, due 07/20/09	150,000,000	149,600,000

1.230%, due 07/21/09	225,000,000	224,377,312

		373,977,312

Finance-noncaptive diversified—1.53%
General Electric Capital Corp.
0.300%, due 05/04/09	150,000,000	149,996,250

2.400%, due 06/03/09	150,000,000	149,670,000

		299,666,250

Total commercial paper (cost—$8,782,285,229)		8,782,285,229

US master note—1.99%

Brokerage—1.99%
Banc of America Securities LLC
0.700%, due 05/01/09(2),(4) (cost—$390,000,000)	390,000,000	390,000,000

Funding agreement—1.33%

Insurance-life—1.33%
Metropolitan Life Insurance Co. of CT
0.775%, due 05/01/09(2),(5) (cost—$260,000,000)	260,000,000	260,000,000

Prime Master Fund

Statement of net assets—April 30, 2009

	Face
Security description	amount	Value

Short-term corporate obligations—5.51%

Banking-non-US—3.56%
BNP Paribas
1.441%, due 05/13/09(2)	$60,000,000	$60,000,000

ING Bank NV
1.571%, due 05/22/09(2),(6)	140,000,000	140,000,000

1.670%, due 06/15/09(2),(6)	106,600,000	106,421,077

Lloyds TSB Group PLC
1.541%, due 05/07/09(2),(6)	150,000,000	150,000,000

Nordea Bank AB
1.449%, due 07/24/09(2),(6)	167,000,000	167,000,000

Rabobank Nederland NV
1.431%, due 05/11/09(2),(6)	75,000,000	75,000,000

		698,421,077

Banking-US—0.76%
HSBC Bank USA, Inc.
1.559%, due 07/14/09(2)	100,000,000	100,000,000

US Bank N.A.
1.393%, due 06/10/09(2)	49,000,000	48,772,059

		148,772,059

Finance-captive automotive—0.71%
Toyota Motor Credit Corp.
0.680%, due 05/01/09(2)	140,000,000	140,000,000

Finance-noncaptive diversified—0.48%
General Electric Capital Corp.
1.356%, due 05/29/09(2)	95,000,000	93,981,348

Total short-term corporate obligations (cost—$1,081,174,484)		1,081,174,484

Prime Master Fund

Statement of net assets—April 30, 2009

	Face
Security description	amount	Value

Repurchase agreements—11.99%

Repurchase agreement dated 04/30/09 with Banc of America
Securities LLC, 0.150% due 05/01/09, collateralized by
$63,875,000 Federal Farm Credit Bank obligations, zero coupon to 5.200% due 05/01/09 to 02/06/26, $168,850,000 Federal
Home Loan Bank obligations, zero coupon to 5.000% due
05/04/09 to 07/15/36, $277,651,000 Federal Home Loan Mortgage
Corp. obligations, zero coupon to 7.000% due 05/11/09 to
01/15/37, $15,000,000 Federal Home Loan Mortgage Corp.
Principal Strips obligations, 5.750% due 01/15/12, $117,514,000
Federal National Mortgage Association obligations, zero coupon to 8.280% due 08/03/09 to 09/14/26, $13,715,000 Federal
National Mortgage Association Interest Strips obligations, zero coupon due 11/15/12 and $38,600,000 Federal National
Mortgage Association Principal Strips obligations,
4.750% to 7.125% due 02/21/13 to 01/15/30;
(value—$663,000,711); proceeds: $650,002,708	$650,000,000	$650,000,000

Repurchase agreement dated 04/30/09 with Barclays Bank PLC,
0.160% due 05/01/09, collateralized by $710,287,800
US Treasury Bonds, 3.500% to 7.625% due 02/15/25 to
02/15/39; (value—$867,000,114); proceeds: $850,003,778	850,000,000	850,000,000

Repurchase agreement dated 04/30/09 with Deutsche Bank
Securities, Inc., 0.150% due 05/01/09, collateralized by
$155,165,000 Federal Home Loan Bank obligations, 0.976%
to 5.500% due 12/15/09 to 07/15/36, $137,000,000
Federal Home Loan Mortgage Corp. obligations, zero
coupon to 5.000% due 06/11/09 to 07/15/13 and
$6,465,000 Federal National Mortgage Association
obligations, 5.250% due 09/15/16; (value—$306,004,668);
proceeds: $300,001,250	300,000,000	300,000,000

Repurchase agreement dated 04/30/09 with
Goldman Sachs & Co., 0.160% due 05/01/09,
collateralized by $494,339,500 US Treasury Inflation
Index Bonds, 2.375% due 01/15/25; (value—$561,000,087);
proceeds: $550,002,444	550,000,000	550,000,000

Repurchase agreement dated 04/30/09 with State Street
Bank & Trust Co., 0.010% due 05/01/09, collateralized by
$15,305 US Treasury Bills, zero coupon due 08/20/09 to
08/27/09; (value—$15,301); proceeds: $15,000	15,000	15,000

Total repurchase agreements (cost—$2,350,015,000)		2,350,015,000

Prime Master Fund

Statement of net assets—April 30, 2009

	Number of
Security description	shares	Value

Investment of cash collateral from securities loaned—0.52%

Money market fund(7)—0.52%
UBS Private Money Market Fund LLC,(8)
0.460% (cost—$102,816,000)	102,816,000	$102,816,000

Total investments (cost—$19,839,267,419 which approximates
cost for federal income tax purposes)—101.18%		19,839,267,419

Liabilities in excess of other assets—(1.18)%		(231,380,601)

Net assets—100.00%		$19,607,886,818

*	On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship, and the US Treasury guaranteed the debt issued by these organizations.
(1)	Interest rates shown are the discount rates at date of purchase.
(2)	Variable rate securities. The maturity dates reflect earlier of reset dates or stated maturity dates. The interest rates shown are the current rates as of April 30, 2009, and reset periodically.
(3)	Security, or portion thereof, was on loan at April 30, 2009.
(4)	The security detailed in the table below, which represents 1.99% of net assets, is considered liquid and restricted as of April 30, 2009.

Acquisition
			cost as a		Value as a
			percentage		percentage
Restricted	Acquisition	Acquisition	of net		of net
security	date(9)	cost	assets	Value	assets

Banc of America
Securities LLC,
0.700%, 05/01/09	04/30/09	$390,000,000	1.99%	$390,000,000	1.99%

(5)	The security detailed in the table below, which represents 1.33% of net assets, is considered illiquid and restricted as of April 30, 2009.

Acquisition
			cost as a		Value as a
			percentage		percentage
Restricted	Acquisition	Acquisition	of net		of net
security	date(9)	cost	assets	Value	assets

Metropolitan Life
Insurance Co. of CT.,
0.775%,05/01/09	04/01/09	$260,000,000	1.33%	$260,000,000	1.33%

(6)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 3.26% of net assets as of April 30, 2009, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Prime Master Fund

Statement of net assets—April 30, 2009

(7)	Rate shown reflects yield at April 30, 2009.
(8)	The table below details Prime Master Fund’s transaction activity in an affiliated issuer during the year ended April 30, 2009.

Net income
		Purchases	Sales		earned from
		during the	during the		affiliate for the
Security	Value at	year ended	year ended	Value at	year ended
description	04/30/08	04/30/09	04/30/09	04/30/09	04/30/09

UBS Private
Money Market
Fund LLC	$234,656,346	$3,837,404,874	$3,969,245,220	$102,816,000	$524,475

(9)	Acquisition dates represent most recent reset dates on variable rate securities.
OEM	Original Equipment Manufacturer

Issuer breakdown by country of origin (unaudited)

Percentage of total investments

United States	75.7%

France	6.0

United Kingdom	4.2

Sweden	2.8

Canada	2.7

Germany	2.1

Japan	2.0

Norway	2.0

Netherlands	1.6

Switzerland	0.9

Total	100.0%

Weighted average maturity—36 days

On May 1, 2008, the Fund adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1—Quoted prices in active markets for identical investments.
Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.
Level 3—Unobservable inputs inclusive of the Fund’s own assumptions in determining the value of investments.

Prime Master Fund

Statement of net assets—April 30, 2009

The following is a summary of the inputs used as of April 30, 2009 in valuing the Fund’s investments:

	Quoted prices in	Significant
	active markets	other
	for identical	observable	Unobservable
	investments	inputs	inputs
	(Level 1)	(Level 2)	(Level 3)	Total

Investments, at value	$—	$19,579,267,419	$260,000,000	$19,839,267,419

The following is a rollforward of the Fund’s investments that used unobservable inputs (Leve l3) during the year ended April 30, 2009.

Investments,
at value

Beginning balance at 04/30/08	$150,000,000

Net purchases/(sales)	110,000,000

Accrued discounts/(premiums)	—

Total realized gain/(loss)	—

Total unrealized gain/(loss)	—

Net transfers in/(out) of Level 3	—

Ending balance at 04/30/09	$260,000,000

In April 2009, the FASB issued FASB Staff Position No.157-4,“Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly” (“FSP 157-4”). FSP 157-4 provides additional guidance for estimating fair value in accordance with FAS 157, when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate a transaction is not orderly. FSP 157-4 is effective for fiscal years and interim periods ending after June 15, 2009. Management is currently evaluating the impact the adoption of FSP 157-4 will have on the Fund’s financial statement disclosures.

See accompanying notes to financial statements

Treasury Master Fund

Statement of net assets—April 30, 2009

	Face
Security description	amount	Value

US government obligations—55.23%

US Cash Management Bills
0.140%, due 05/15/09(1)	$250,000,000	$249,986,389

0.240%, due 06/24/09(1)	100,000,000	99,964,000

1.430%, due 06/24/09(1)	150,000,000	149,678,250

0.415%, due 09/15/09(1)	100,000,000	99,842,260

0.470%, due 09/15/09(1)	75,000,000	74,865,854

US Treasury Bills
0.170%, due 05/07/09(1)	175,000,000	174,995,042

0.140%, due 05/14/09(1)	250,000,000	249,987,406

0.210%, due 05/14/09(1)	100,000,000	99,992,417

0.292%, due 05/14/09(1)	75,000,000	74,992,092

0.275%, due 05/21/09(1)	200,000,000	199,969,444

0.310%, due 05/21/09(1)	53,250,000	53,240,829

0.330%, due 05/21/09(1)	26,575,000	26,570,128

0.211%, due 05/28/09(1)	250,000,000	249,960,531

0.220%, due 05/28/09(1)	250,000,000	249,958,844

0.300%, due 05/28/09(1)	118,500,000	118,473,338

0.170%, due 06/04/09(1)	250,000,000	249,959,979

0.170%, due 06/04/09(1)	58,000,000	57,990,688

0.200%, due 06/11/09(1)	350,000,000	349,920,278

0.215%, due 06/11/09(1)	250,000,000	249,938,927

0.240%, due 06/11/09(1)	200,000,000	199,945,447

0.260%, due 07/02/09(1)	150,000,000	149,932,833

0.285%, due 07/02/09(1)	250,000,000	249,877,292

1.335%, due 07/02/09(1)	87,000,000	86,799,973

1.640%, due 07/02/09(1)	100,000,000	99,717,556

0.316%, due 07/23/09(1)	150,000,000	149,890,890

0.300%, due 07/30/09(1)	250,000,000	249,812,500

1.050%, due 07/30/09(1)	200,000,000	199,475,000

0.320%, due 08/13/09(1)	200,000,000	199,815,111

1.470%, due 08/27/09(1)	125,000,000	124,397,708

0.355%, due 09/17/09(1)	125,000,000	124,828,904

0.380%, due 09/24/09(1)	175,000,000	174,730,660

1.941%, due 09/24/09(1)	100,000,000	99,213,019

0.290%, due 10/08/09(1)	150,000,000	149,806,667

0.640%, due 10/22/09(1)	125,000,000	124,613,333

0.630%, due 11/19/09(1)	100,000,000	99,646,500

Treasury Master Fund

Statement of net assets—April 30, 2009

	Face
Security description	amount	Value

US government obligations—(concluded)

US Treasury Notes
4.875%, due 05/31/09	$150,000,000	$150,578,742

3.500%, due 08/15/09	25,000,000	25,243,674

4.875%, due 08/15/09	79,025,000	80,072,081

4.000%, due 08/31/09	90,000,000	91,105,326

Total US government obligations (cost—$5,909,789,912)		5,909,789,912

Repurchase agreements—44.73%

Repurchase agreement dated 04/30/09 with Banc of America
Securities LLC, 0.140% due 05/01/09, collateralized by
$1,390,624,200 US Treasury Notes, 1.375% to 1.875% due
03/15/12 to 04/30/14; (value—$1,377,000,018);
proceeds: $1,350,005,250	1,350,000,000	1,350,000,000

Repurchase agreement dated 04/30/09 with Barclays Bank
PLC, 0.160% due 05/01/09, collateralized by $536,740,700
US Treasury Bills, zero coupon due 10/22/09 and $831,900,100
US Treasury Notes, 1.500% due 10/31/10;
(value—$1,377,000,013); proceeds: $1,350,006,000	1,350,000,000	1,350,000,000

Repurchase agreement dated 04/30/09 with Deutsche Bank
Securities, Inc., 0.140% due 05/01/09, collateralized by
$169,933,000 US Cash Management Bills, zero coupon due
05/15/09, $374,789,000 US Treasury Bonds, 6.000% to 8.125%
due 08/15/19 to 02/15/26 and $675,159,300 US Treasury
Notes, 1.125% to 4.875% due 07/15/09 to 02/15/18;
(value—$1,363,026,010); proceeds: $1,336,305,197	1,336,300,000	1,336,300,000

Repurchase agreement dated 04/30/09 with Morgan Stanley &
Co., 0.110% due 05/01/09, collateralized by $3,577,000
US Treasury Bonds, 3.500% due 02/15/39 and $711,839,000
US Treasury Notes, 1.375% to 4.875% due 04/15/12 to
03/31/13; (value—$766,884,256); proceeds: $750,002,292	750,000,000	750,000,000

Repurchase agreement dated 04/30/09 with State Street
Bank & Trust Co., 0.010% due 05/01/09, collateralized by
$2,041 US Treasury Bills, zero coupon due 08/20/09 to
08/27/09; (value—$2,040); proceeds: $2,000	2,000	2,000

Total repurchase agreements (cost—$4,786,302,000)		4,786,302,000

Total investments (cost—$10,696,091,912 which approximates
cost for federal income tax purposes)—99.96%		10,696,091,912

Other assets in excess of liabilities—0.04%		3,805,416

Net assets—100.00%		$10,699,897,328

(1)	Interest rates shown are the discount rates at date of purchase.

Weighted average maturity—37 days

Treasury Master Fund

Statement of net assets—April 30, 2009

On May 1, 2008, the Fund adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1—Quoted prices in active markets for identical investments.
Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.
Level 3—Unobservable inputs inclusive of the Fund’s own assumptions in determining the value of investments.

The following is a summary of the inputs used as of April 30, 2009 in valuing the Fund’s investments:

	Quoted prices in	Significant
	active markets	other
	for identical	observable	Unobservable
	investments	inputs	inputs
	(Level 1)	(Level 2)	(Level 3)	Total

Investments, at value	$—	$10,696,091,912	$—	$10,696,091,912

In April 2009, the FASB issued FASB Staff Position No. 157-4,“Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly” (“FSP 157-4”). FSP 157-4 provides additional guidance for estimating fair value in accordance with FAS 157, when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate a transaction is not orderly. FSP 157-4 is effective for fiscal years and interim periods ending after June 15, 2009. Management is currently evaluating the impact the adoption of FSP 157-4 will have on the Fund’s financial statement disclosures.

See accompanying notes to financial statements

Tax-Free Master Fund

Statement of net assets—April 30, 2009

	Face
Security description	amount	Value

Municipal bonds and notes—87.04%

Alabama—0.79%
Montgomery Industrial Development Board Pollution Control &
Solid Waste District Refunding (General Electric Co. Project),
0.320%, VRD	$21,800,000	$21,800,000

Alaska—4.13%
Valdez Marine Terminal Revenue Refunding
(BP Pipelines, Inc. Project),
Series A,
0.350%, VRD	17,700,000	17,700,000

Series B,
0.350%, VRD	43,200,000	43,200,000

Series C,
0.350%, VRD	34,580,000	34,580,000

Valdez Marine Terminal Revenue Refunding
(Exxon Pipeline Co. Project),
Series A,
0.100%, VRD	1,100,000	1,100,000

Series B,
0.100%, VRD	13,400,000	13,400,000

Series C,
0.100%, VRD	4,505,000	4,505,000

		114,485,000

Arizona—0.97%
Arizona Board of Regents University Systems Revenue Refunding,
Series A,
0.330%, VRD	13,000,000	13,000,000

Pima County Industrial Development Authority Industrial
Revenue (Tucson Electric Power Co.),
0.440%, VRD	9,700,000	9,700,000

0.600%, VRD	3,750,000	3,750,000

Pima County Industrial Development Authority Industrial
Revenue (Tucson Electric Power Co.-Irvington Project),
0.600%, VRD	300,000	300,000

		26,750,000

California—0.64%
California Statewide Communities Development Authority
Revenue (Kaiser Permanente),
Series D,
0.200%, VRD	17,400,000	17,400,000

49

Tax-Free Master Fund

Statement of net assets—April 30, 2009

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

California—(concluded)
Metropolitan Water District Southern California
Waterworks Revenue,
Series B-2,
0.230%, VRD	$300,000	$300,000

		17,700,000

Colorado—1.06%
Aurora Water Improvement Revenue (JP Morgan PUTTERs,
Series 2010) (AMBAC Insured),
0.880%, VRD(1),(2)	12,075,000	12,075,000

Colorado Educational & Cultural Facilities Authority Revenue
(National Jewish Federation Board Program),
Series C-1,
0.500%, VRD	910,000	910,000

Series C-6,
0.500%, VRD	5,400,000	5,400,000

Colorado Educational & Cultural Facilities Revenue
(Nature Conservancy),
Series A,
0.500%, VRD	11,100,000	11,100,000

		29,485,000

Connecticut—0.67%
Connecticut State Health & Educational Facilities
Authority Revenue (Wesleyan University),
Series D,
0.400%, VRD	7,000,000	7,000,000

Connecticut State Housing Finance Authority
(CIL Realty, Inc.),
0.380%, VRD	1,600,000	1,600,000

Connecticut State (JP Morgan PUTTERs, Series 1170)
(FGIC Insured),
0.980%, VRD(1),(2)	9,925,000	9,925,000

		18,525,000

Delaware—0.24%
Delaware State,
Series C,
5.000%, due 07/01/09	6,750,000	6,785,833

50

Tax-Free Master Fund

Statement of net assets—April 30, 2009

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

District of Columbia—1.46%
District of Columbia Revenue (Field School Project),
Series A,
0.520%, VRD	$14,045,000	$14,045,000

District of Columbia Revenue (Pooled Loan Program),
Series A,
0.500%, VRD	7,000,000	7,000,000

District of Columbia University Revenue (Georgetown University),
Series B-2,
0.400%, VRD	9,640,000	9,640,000

District of Columbia,
Series C,
0.380%, VRD	9,640,000	9,640,000

		40,325,000

Florida—1.77%
Escambia County Health Facilities Authority Revenue
(Ascension Health Credit), Series A-2, (Pre-refunded with
US Government Securities to 11/15/09 @ 101),
6.000%, due 11/15/09	3,000,000	3,074,242

Jacksonville Sales Tax (Bank of America Austin Certificates,
Series 2008-3005X) (MBIA Insured),
1.130%, VRD(1),(2)	8,975,000	8,975,000

JEA Electric System Revenue,
Series Three B-2,
0.500%, VRD	37,060,000	37,060,000

		49,109,242

Georgia—3.88%
Atlanta Water & Wastewater Revenue,
0.470%, VRD	30,000,000	30,000,000

Forsyth County Water & Sewer Authority Revenue
(JP Morgan PUTTERs, Series 2253) (FSA Insured),
0.880%, VRD(1),(2)	9,750,000	9,750,000

Fulton County Development Authority Revenue
(Children’s Healthcare),
1.450%, VRD	14,000,000	14,000,000

Gainesville & Hall County Hospital Authority Revenue
Anticipation Certificates,
Series E,
0.500%, VRD	8,300,000	8,300,000

51

Tax-Free Master Fund

Statement of net assets—April 30, 2009

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

Georgia—(concluded)
Series F,
0.500%, VRD	$8,300,000	$8,300,000

Metropolitan Atlanta Rapid Transit Authority of Georgia
Sales Tax Revenue,
Series A,
0.750%, VRD	16,700,000	16,700,000

Private Colleges & Universities Authority Revenue (Emory University),
Series A, (Mandatory Put 07/07/09 @100),
1.750%, due 07/07/09	8,000,000	8,000,000

Series B,
0.200%, VRD	3,600,000	3,600,000

Series B-1,
0.210%, VRD	5,925,000	5,925,000

Series C5,
0.220%, VRD	3,000,000	3,000,000

		107,575,000

Idaho—0.66%
Idaho Tax Anticipation Notes,
3.000%, due 06/30/09	14,500,000	14,529,972

Power County Pollution Control Revenue (FMC Corp. Project),
0.500%, VRD	3,800,000	3,800,000

		18,329,972

Illinois—2.83%
Chicago Board of Education Refunding (Dedicated Revenues),
Series A-2,
0.500%, VRD	5,900,000	5,900,000

Chicago O’Hare International Revenue (Third Lien),
Series C,
0.500%, VRD	15,000,000	15,000,000

Chicago Wastewater Transmission Revenue Refunding,
Series C-1,
0.500%, VRD	12,000,000	12,000,000

Cook County Sales Tax Anticipation Notes,
3.000%, due 08/03/09	5,200,000	5,218,659

Cook County Township High School District No 211
Palatine & Schaumb Ltd. Tax (FSA Insured),
5.000%, due 12/01/09	1,160,000	1,183,871

52

Tax-Free Master Fund

Statement of net assets—April 30, 2009

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

Illinois—(concluded)
Illinois Development Finance Authority Revenue
(Evanston Northwestern),
Series B,
0.450%, VRD	$85,000	$85,000

Illinois Educational Facilities Authority Revenues
(ACI/Cultural Pooled Financing),
0.550%, VRD	14,680,000	14,680,000

Illinois Finance Authority Revenue (Advocate Health Care),
Subseries C2A,
0.440%, VRD	12,500,000	12,500,000

Illinois Finance Authority Revenue (Art Institute of Chicago),
Series B-2,
0.480%, VRD	3,300,000	3,300,000

Illinois Finance Authority Revenue (Carle Foundation),
Series B,
0.400%, VRD	1,800,000	1,800,000

McHenry County (Bank of America Austin Certificates,
Series 2008-3025X) (FSA Insured),
0.930%, VRD(1),(2)	6,600,000	6,600,000

		78,267,530

Indiana—2.26%
Indianapolis Local Public Improvement Bond Bank
(JP Morgan PUTTERs, Series 2080) (MBIA Insured),
0.880%, VRD(1),(2)	4,690,000	4,690,000

Indiana State Finance Authority Revenue (Ascension Health),
Series CR-E-1,
0.360%, VRD	11,400,000	11,400,000

Series CR-E-3,
0.250%, VRD	16,600,000	16,600,000

Mount Vernon Industrial Pollution Control & Solid Waste
Disposal Revenue (General Electric Co. Project),
0.320%, VRD	13,600,000	13,600,000

Purdue University Revenues (Student Fee),
Series S,
0.180%, VRD	3,135,000	3,135,000

Saint Joseph County Industrial Educational Facilities Revenue
(University of Notre Dame Du Lac Project),
0.370%, VRD	13,225,000	13,225,000

		62,650,000

53

Tax-Free Master Fund

Statement of net assets—April 30, 2009

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

Iowa—0.16%
Iowa State School Cash Anticipation Program
(Iowa School Corps.),
Series B,
3.000%, due 01/21/10	$4,500,000	$4,571,289

Kentucky—1.48%
Christian County Association of County’s
Leasing Trust Lease Program,
Series A,
0.450%, VRD	1,905,000	1,905,000

Kentucky Asset Liability Commission General Fund Revenue
Tax & Revenue Anticipation Notes,
Series A,
3.000%, due 06/25/09	13,000,000	13,023,481

Pendleton County Multi-County Lease Revenue
(Associated Counties Leasing Program),
0.600%, VRD	7,000,000	7,000,000

Shelby County Lease Revenue,
Series A,
0.450%, VRD	14,095,000	14,095,000

Williamstown League of Cities Funding Trust Lease Revenue,
Series A,
0.520%, VRD	4,975,000	4,975,000

		40,998,481

Maine—0.11%
Maine Health & Higher Educational Facilities Authority Revenue
(JP Morgan PUTTERs, Series 1973) (AMBAC Insured),
0.880%, VRD(1),(2)	2,990,000	2,990,000

Maryland—2.64%
Maryland Economic Development Corp. Revenue
(Baltimore Symphony Trust),
0.500%, VRD	2,500,000	2,500,000

Maryland Economic Development Corp. Revenue
(Providence Center, Inc. Facility),
0.500%, VRD	2,905,000	2,905,000

Maryland Economic Development Corp. Revenue Refunding
(Howard Hughes Medical),
Series B,
0.250%, VRD	14,000,000	14,000,000

54

Tax-Free Master Fund

Statement of net assets—April 30, 2009

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

Maryland—(concluded)
Maryland Health & Higher Educational Facilities Authority
Revenue (John Hopkins Health System),
Series A,
0.400%, VRD	$1,000,000	$1,000,000

Maryland Health & Higher Educational Facilities Authority
Revenue (John Hopkins University),
Series A,
0.350%, VRD	4,000,000	4,000,000

Series B,
0.320%, VRD	21,730,000	21,730,000

Maryland Health & Higher Educational Facilities Authority
Revenue (University of Maryland Medical Systems),
Series C,
0.500%, VRD	5,000,000	5,000,000

Washington Suburban Sanitation District Bond Anticipation Notes,
Series A,
0.500%, VRD	14,615,000	14,615,000

Series A-7,
0.500%, VRD	7,500,000	7,500,000

		73,250,000

Massachusetts—6.54%
Bedford Bond Anticipation Notes,
2.500%, due 07/24/09	12,149,000	12,176,540

Massachusetts (Central Artery),
Series A,
0.500%, VRD	10,000,000	10,000,000

Massachusetts Development Finance Agency Revenue
(Boston University),
Series U-3,
0.300%, VRD	5,560,000	5,560,000

Series U-6E,
0.170%, VRD	13,500,000	13,500,000

Massachusetts Development Finance Agency Revenue
(Harvard University),
Series HH,
0.320%, VRD	4,250,000	4,250,000

55

Tax-Free Master Fund

Statement of net assets—April 30, 2009

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

Massachusetts—(continued)
Massachusetts Development Finance Agency Revenue
(Simmons College),
Series G,
0.300%, VRD	$4,500,000	$4,500,000

Massachusetts Health & Educational Facilities Authority Revenue
(Citigroup ROCS RR-II-R-11585),
0.710%, VRD(1),(2)	10,000,000	10,000,000

Massachusetts Health & Educational Facilities Authority
Revenue (Harvard University),
Series L,
0.100%, VRD	7,990,000	7,990,000

Series Y,
0.320%, VRD	14,730,000	14,730,000

Massachusetts Health & Educational Facilities Authority
Revenue (Henry Heywood),
Series C,
0.520%, VRD	3,000,000	3,000,000

Massachusetts Health & Educational Facilities Authority
Revenue (Massachusetts Institute of Technology),
Series J-1,
0.200%, VRD	4,700,000	4,700,000

Massachusetts Health & Educational Facilities Authority
Revenue (Partners Healthcare Systems),
Series D-1,
0.300%, VRD	4,500,000	4,500,000

Series D-3,
0.280%, VRD	5,000,000	5,000,000

Massachusetts Health & Educational Facilities Authority
Revenue (Pooled Loan Program),
Series N,
0.520%, VRD	11,000,000	11,000,000

Massachusetts Health & Educational Facilities Authority
Revenue (Tufts University),
Series G,
0.280%, VRD	18,750,000	18,750,000

Series N-1,
0.450%, VRD	2,700,000	2,700,000

56

Tax-Free Master Fund

Statement of net assets—April 30, 2009

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

Massachusetts—(concluded)
Massachusetts Health & Educational Facilities Authority
Revenue (Wellesley College),
Series I,
0.300%, VRD	$7,375,000	$7,375,000

Massachusetts Revenue Anticipation Notes,
Series C,
4.000%, due 05/29/09	4,000,000	4,005,447

Massachusetts State Refunding,
Series A,
0.550%, VRD	29,555,000	29,555,000

Series B,
0.550%, VRD	8,000,000	8,000,000

		181,291,987

Michigan—3.99%
Kent Hospital Finance Authority Revenue Refunding
(Spectrum Health),
Series B-2,
0.500%, VRD	25,000,000	25,000,000

Michigan Municipal Bond Authority Revenue Bond
Anticipation Notes (State Clean Water),
3.000%, due 07/15/09	6,000,000	6,026,096

Michigan State Hospital Finance Authority Revenue
(Ascension Health Senior Credit),
Series B-2,
0.250%, VRD	4,000,000	4,000,000

Series B-3,
0.360%, VRD	7,800,000	7,800,000

Series B-4,
0.250%, VRD	10,500,000	10,500,000

Series B-6,
0.250%, VRD	10,000,000	10,000,000

Michigan State Hospital Finance Authority Revenue
(Trinity Health Credit),
Series E,
0.200%, VRD	11,000,000	11,000,000

Michigan State Hospital Finance Authority Revenue Refunding
(Mclaren Health Care),
Series B,
0.450%, VRD	17,050,000	17,050,000

57

Tax-Free Master Fund

Statement of net assets—April 30, 2009

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

Michigan—(concluded)
University of Michigan University Revenues (Hospital),
Series A,
0.340%, VRD	$3,000,000	$3,000,000

University of Michigan University Revenues Refunding (Hospital),
Series A-2,
0.340%, VRD	1,600,000	1,600,000

University of Michigan University Revenues Refunding
(Medical Service Plan),
Series A-1,
0.340%, VRD	14,465,000	14,465,000

		110,441,096

Minnesota—0.92%
Midwest Consortium of Municipal Utilities Revenue
(Draw Down-Association Financing Program),
Series B,
0.470%, VRD	1,585,000	1,585,000

Rochester Health Care Facilities Revenue (Mayo Clinic),
Series B,
0.350%, VRD	6,250,000	6,250,000

Series D, (Mandatory Put 04/01/10 @ 100),
0.700%, due 04/01/10	3,000,000	3,000,000

University of Minnesota Refunding,
Series A,
0.300%, VRD	14,800,000	14,800,000

		25,635,000

Mississippi—0.10%
Mississippi Business Finance Corp. Gulf Opportunity Zone
(Chevron USA, Inc. Project),
Series A,
0.300%, VRD	400,000	400,000

Series B,
0.700%, VRD	2,500,000	2,500,000

		2,900,000

Missouri—2.87%
Curators University of Missouri Systems Facilities Revenue,
Series B,
0.360%, VRD	4,700,000	4,700,000

58

Tax-Free Master Fund

Statement of net assets—April 30, 2009

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

Missouri—(concluded)
Missouri State Health & Educational Facilities Authority
Health Facilities Revenue (BJC Health Systems),
Series C,
0.200%, VRD	$5,000,000	$5,000,000

Series E,
0.220%, VRD	35,300,000	35,300,000

St. Joseph Industrial Development Authority Health Facilities
Revenue (Heartland Regional Medical Center),
Series A,
0.410%, VRD	6,000,000	6,000,000

University of Missouri Revenue (System Facilities),
Series A,
0.450%, VRD	23,275,000	23,275,000

Series B,
0.450%, VRD	5,100,000	5,100,000

		79,375,000

Montana—0.74%
Forsyth Pollution Control Revenue Refunding
(PacifiCorp Project),
0.600%, VRD	17,500,000	17,500,000

Montana Facility Finance Authority Revenue
(Sisters of Charity Health Systems),
0.440%, VRD	2,900,000	2,900,000

		20,400,000

Nebraska—0.36%
Lancaster County Hospital Authority No.1 Hospital Revenue
Refunding (Bryanlgh Medical Center),
Series B-1,
0.520%, VRD	10,000,000	10,000,000

Nevada—0.25%
Clark County (Citigroup ROCS, Series RR-II R-11507),
0.640%, VRD(1),(2)	2,800,000	2,800,000

Reno Hospital Revenue Refunding
(Renown Regular Medical Center),
Series A,
0.400%, VRD	4,000,000	4,000,000

		6,800,000

59

Tax-Free Master Fund

Statement of net assets—April 30, 2009

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

New Hampshire—0.51%
New Hampshire Health & Educational Facilities
Authority Revenue (Dartmouth College),
0.280%, VRD	$7,845,000	$7,845,000

Series A,
0.450%, VRD	6,300,000	6,300,000

		14,145,000

New Mexico—1.35%
Bernalillo County Tax & Revenue Anticipation Notes,
3.000%, due 06/30/09	8,000,000	8,016,412

Hurley Pollution Control Revenue Updates (Kennecott Santa Fe),
0.350%, VRD	18,700,000	18,700,000

New Mexico Finance Authority Transportation
Revenue Refunding (Sub Lien),
Subseries B-1,
0.400%, VRD	10,700,000	10,700,000

		37,416,412

New York—4.58%
New York City Housing Development Corp. Multi-Family
Mortgage Revenue (The Crest),
Series A,
0.380%, VRD	13,700,000	13,700,000

New York City Municipal Finance Authority Water & Sewer
Systems Revenue (Citigroup ROCS, Series RR-II-R-11264),
0.630%, VRD(1),(2)	5,485,000	5,485,000

New York City Municipal Water Finance Authority Water &
Sewer Systems Revenue (2nd Generation Resolution),
Series AA-3,
1.920%, VRD	39,950,000	39,950,000

New York City Municipal Water Finance Authority Water &
Sewer Systems Revenue,
Subseries B-3,
0.450%, VRD	5,800,000	5,800,000

New York City Transitional Finance Authority Revenue
(JP Morgan PUTTERs, Series 3267) (FGIC Insured),
0.880%, VRD(1),(2)	20,440,000	20,440,000

New York Dormitory Authority Revenues Non State Supported
Debt (Rockefeller University),
Series B,
0.210%, VRD	9,500,000	9,500,000

60

Tax-Free Master Fund

Statement of net assets—April 30, 2009

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

New York—(concluded)
New York,
Subseries J-5,
0.950%, VRD	$29,300,000	$29,300,000

Subseries L-5,
0.950%, VRD	2,800,000	2,800,000

		126,975,000

North Carolina—5.42%
Charlotte Water & Sewer System Revenue,
Series B,
0.470%, VRD	30,000,000	30,000,000

Mecklenburg County Certificates of Participation,
0.500%, VRD	3,860,000	3,860,000

Series A,
0.450%, VRD	1,555,000	1,555,000

Mecklenburg County,
Series B,
0.470%, VRD	8,970,000	8,970,000

North Carolina Capital Facilities Finance Agency Educational
Facilities Revenue (Warren Wilson College),
0.500%, VRD	8,500,000	8,500,000

North Carolina Educational Facilities Finance Agency Revenue
(Duke University Project),
Series A,
0.200%, VRD	3,415,000	3,415,000

North Carolina Medical Care Commission Health Care
Facilities Revenue (First Health Carolinas),
Series B,
0.470%, VRD	5,105,000	5,105,000

North Carolina (Public Improvement),
Series G,
0.270%, VRD	18,545,000	18,545,000

Raleigh Certificates of Participation (Downtown
Improvement Project),
Series B-1,
0.460%, VRD	30,000,000	30,000,000

University of North Carolina Hospital Chapel Hill Revenue,
Series B,
0.450%, VRD	24,735,000	24,735,000

61

Tax-Free Master Fund

Statement of net assets—April 30, 2009

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

North Carolina—(concluded)
University of North Carolina Revenues
(Citigroup ROCS, Series RR-II-R-11292),
0.640%, VRD(1),(2)	$3,080,000	$3,080,000

Wake County,
Series A,
0.460%, VRD	10,000,000	10,000,000

Series B,
0.470%, VRD	2,300,000	2,300,000

		150,065,000

Ohio—6.00%
Cleveland-Cuyahoga County Port Authority Revenue
(Carnegie/89th Garage Project),
0.380%, VRD	3,000,000	3,000,000

Columbus Sewer Revenue (JP Morgan PUTTERs, Series 2456),
0.560%, VRD(1),(2)	2,800,000	2,800,000

Columbus Sewer Revenue,
Series B,
0.280%, VRD	3,530,000	3,530,000

Montgomery County Revenue (Catholic Health),
Series B-1,
0.410%, VRD	20,300,000	20,300,000

Ohio (Common Schools),
Series D,
0.380%, VRD	20,000,000	20,000,000

Ohio Economic Development Revenue
(YMCA Greater Cincinnati Project),
0.430%, VRD	4,115,000	4,115,000

Ohio Higher Educational Facilities Commission Revenue
(JP Morgan PUTTERs, Series 3244Z),
0.560%, VRD(1),(2)	3,695,000	3,695,000

Ohio Higher Educational Facility Commission Revenue
(Cleveland Clinic),
Series B-3,
0.350%, VRD	18,975,000	18,975,000

Ohio Refunding Infrastructure Improvement,
Series B,
0.380%, VRD	10,000,000	10,000,000

62

Tax-Free Master Fund

Statement of net assets—April 30, 2009

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

Ohio—(concluded)
Ohio University General Receipts,
Series B,
0.200%, VRD	$39,600,000	$39,600,000

Ohio Water Development Authority Pollution Control
Facilities Revenue Refunding (FirstEnergy General Corp.),
Series A,
0.450%, VRD	6,135,000	6,135,000

Ohio Water Development Authority Pollution Control Facilities
Revenue Refunding (FirstEnergy Nuclear),
Series B,
0.450%, VRD	34,200,000	34,200,000

		166,350,000

Oklahoma—0.52%
Oklahoma City Industrial & Cultural Facilities Trust Educational
Facilities Revenue (Oklahoma City University Project),
0.500%, VRD	14,300,000	14,300,000

Oregon—1.40%
Oregon Facilities Authority Revenue
(Lewis & Clark College Project),
Series A,
0.530%, VRD	9,805,000	9,805,000

Oregon Facilities Authority Revenue (Peacehealth),
Series A,
0.400%, VRD	12,785,000	12,785,000

Series B,
0.400%, VRD	11,145,000	11,145,000

Oregon Tax Anticipation Notes,
Series A,
3.000%, due 06/30/09	5,000,000	5,010,500

		38,745,500

Pennsylvania—2.67%
Allegheny County Higher Education Building Authority
University Revenue (Carnegie Mellon University),
0.370%, VRD	19,800,000	19,800,000

Allegheny County Higher Education Building Authority
University Revenue Refunding (Carnegie Mellon University),
0.370%, VRD	5,900,000	5,900,000

63

Tax-Free Master Fund

Statement of net assets—April 30, 2009

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

Pennsylvania—(concluded)
Allegheny County Industrial Development Authority Revenue
(United Jewish Federation),
Series B,
0.480%, VRD	$3,065,000	$3,065,000

Butler County Hospital Authority Hospital Revenue
(Butler Health System Project),
Series A,
0.500%, VRD	4,500,000	4,500,000

Emmaus General Authority Revenue,
Subseries F-22,
0.400%, VRD	2,800,000	2,800,000

Geisinger Authority Health Systems (Geisinger Health Systems),
Series C,
0.400%, VRD	9,485,000	9,485,000

Lackawanna County Industrial Development Authority
Revenue (Scranton Preparation School Project),
0.470%, VRD	7,870,000	7,870,000

Luzerne County,
0.480%, VRD	2,760,000	2,760,000

Montgomery County,
Series A,
0.370%, VRD	3,500,000	3,500,000

Pennsylvania Higher Educational Facilities Authority Revenue
(St. Joseph’s University),
Series C,
0.430%, VRD	2,550,000	2,550,000

University of Pittsburgh of the Commonwealth Systems of
Higher Education Refunding (University Capital Project),
Series A,
2.500%, due 09/15/09	3,600,000	3,622,121

Washington County Authority Revenue Refunding
(University of Pennsylvania),
0.200%, VRD	5,215,000	5,215,000

Wilkes Barre,
Series B,
0.480%, VRD	2,840,000	2,840,000

		73,907,121

64

Tax-Free Master Fund

Statement of net assets—April 30, 2009

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

Rhode Island—0.21%
Rhode Island Industrial Facilities Corp. Marine Terminal
Revenue Refunding (ExxonMobil Project),
0.100%, VRD	$690,000	$690,000

Rhode Island State & Providence Plantations
Tax Anticipation Notes,
3.500%, due 06/30/09	5,000,000	5,010,587

		5,700,587

South Carolina—0.17%
South Carolina Jobs-Economic Development Authority Economic
Development Revenue Refunding (Bon Secours Health),
Series D,
0.500%, VRD	4,700,000	4,700,000

Tennessee—1.91%
Blount County Health & Educational Facilities Board Revenue
(Maryville College Project),
0.500%, VRD	7,600,000	7,600,000

Knox County Health Educational & Housing Facilities Board
Hospital Facilities Revenue (Catholic Healthcare),
Series B,
0.530%, VRD	8,000,000	8,000,000

Metropolitan Government Nashville & Davidson County Health &
Educational Facilities Board Revenue (Vanderbilt University),
Series A,
0.200%, VRD	12,160,000	12,160,000

Shelby County Public Improvement and School,
Series B,
0.450%, VRD	25,285,000	25,285,000

		53,045,000

Texas—13.55%
Alamo Community College District (Citigroup ROCS),
Series RR-II-R-11406 (BHAC-CR MBIA Insured),
0.920%, VRD(1),(2)	9,575,000	9,575,000

Series RR-II-R-883WF (FGIC Insured),
0.680%, VRD(1),(2)	7,750,000	7,750,000

Austin Water & Wastewater Systems Revenue Refunding,
1.500%, VRD	12,000,000	12,000,000

Dallas Waterworks & Sewer Systems Revenue
(JP Morgan PUTTERs, Series 1800B) (AMBAC Insured),
0.880%, VRD(1),(2)	1,515,000	1,515,000

65

Tax-Free Master Fund

Statement of net assets—April 30, 2009

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

Texas—(continued)
Gulf Coast Waste Disposal Authority Pollution Control
Revenue Refunding (AMOCO Oil),
0.140%, VRD	$240,000	$240,000

Harris County Cultural Education Facilities Finance Corp.
Revenue (Methodist Hospital),
Subseries C-1,
0.350%, VRD	12,900,000	12,900,000

Subseries C-2,
0.350%, VRD	15,500,000	15,500,000

Subseries C-3,
0.350%, VRD	14,100,000	14,100,000

Subseries C-4,
0.350%, VRD	700,000	700,000

Harris County Health Facilities Development Corp. Revenue
Refunding (Methodist Hospital Systems),
Series A-1,
0.350%, VRD	8,500,000	8,500,000

Harris County Health Facilities Development Corp. Revenue
Refunding (St.Luke’s Espiscopal),
Series A,
0.380%, VRD	10,000,000	10,000,000

Houston Higher Education Finance Corp.Higher Education
Revenue Refunding (Rice University Project),
Series A,
0.440%, VRD	4,770,000	4,770,000

Series B,
0.380%, VRD	6,700,000	6,700,000

Houston Higher Education Finance Corp. Higher Education
Revenue (Rice University Project),
Series A,
0.250%, VRD	5,030,000	5,030,000

Lower Neches Valley Authority Industrial Development Corp.
Exempt Facilities Revenue Refunding (ExxonMobil Project),
Series A,
0.140%, VRD	1,900,000	1,900,000

Port Arthur Navigation District Refunding (Texaco, Inc. Project),
0.450%, VRD	20,500,000	20,500,000

San Antonio Electric & Gas (Systems-Junior Lien),
0.550%, VRD	4,000,000	4,000,000

66

Tax-Free Master Fund

Statement of net assets—April 30, 2009

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

Texas—(continued)
San Antonio Hotel Occupancy Revenue Refunding (Sub Lien),
0.480%, VRD	$35,000,000	$35,000,000

Tarrant County Cultural Education Facilities Finance Corp.
Revenue (Texas Health Resources),
Series B,
0.200%, VRD	5,325,000	5,325,000

Texas (Citigroup ROCS, Series RR-II-R-11184),
0.640%, VRD(1),(2)	6,210,000	6,210,000

Texas (JP Morgan PUTTERs),
Series 2491,
0.560%, VRD(1),(2)	2,285,000	2,285,000

Series 2492,
0.560%, VRD(1),(2)	4,300,000	4,300,000

Series 2615,
0.560%, VRD(1),(2)	8,400,000	8,400,000

Series 3238,
0.560%, VRD(1),(2)	2,165,000	2,165,000

Texas State (Bank of America Austin Certificates,
Series 2008-1053),
0.580%, VRD(1),(2)	6,670,000	6,670,000

Texas State Transportation Commission Revenue
(JP Morgan PUTTERs, Series 2563),
0.560%, VRD(1),(2)	3,330,000	3,330,000

Texas Tax & Revenue Anticipation Notes,
3.000%, due 08/28/09	85,000,000	85,379,708

Texas Water Development Board Revenue Refunding
(State Revolving-Sub Lien),
Series A,
0.380%, VRD	3,900,000	3,900,000

University of Texas Permanent University Fund System,
Series A,
0.250%, VRD	12,270,000	12,270,000

University of Texas University Revenues (Financing Systems),
Series B,
0.200%, VRD	17,270,000	17,270,000

Series B,
0.280%, VRD	23,200,000	23,200,000

67

Tax-Free Master Fund

Statement of net assets—April 30, 2009

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

Texas—(concluded)
University of Texas University Revenues Refunding
(Financing Systems),
Series B,
0.290%, VRD	$24,020,000	$24,020,000

		375,404,708

Utah—0.50%
Weber County Hospital Revenue (IHC Health Services),
Series C,
0.500%, VRD	13,800,000	13,800,000

Virginia—2.44%
Hanover County Economic Development Authority Revenue
Refunding (Bon Secours Health),
Series D-1,
0.500%, VRD	4,700,000	4,700,000

Loudoun County Industrial Development Authority Revenue
(Howard Hughes Medical),
Series B,
0.320%, VRD	1,600,000	1,600,000

Series D,
0.250%, VRD	3,325,000	3,325,000

Norfolk Economic Development Authority Hospital Facilities
Revenue Refunding (Sentara Healthcare),
Series C,
0.270%, VRD	6,000,000	6,000,000

University of Virginia University Revenues (General),
Series A,
0.200%, VRD	9,290,000	9,290,000

Virginia Small Business Financing Authority Revenue Refunding
(Children’s Hospital Kings),
0.470%, VRD	20,000,000	20,000,000

Virginia Small Business Financing Authority Revenue
(Virginia Museum of Fine Arts Foundation),
0.470%, VRD	22,675,000	22,675,000

		67,590,000

Washington—3.41%
Central Puget Sound Regional Transportation Authority
Sales & Use Tax Revenue (JP Morgan PUTTERs, Series 2643Z),
0.560%, VRD(1),(2)	4,995,000	4,995,000

68

Tax-Free Master Fund

Statement of net assets—April 30, 2009

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

Washington—(continued)
Energy Northwest Electric Revenue (JP Morgan PUTTERs,
Series 1282) (AMBAC-TCRs Insured),
0.880%, VRD(1),(2)	$14,150,000	$14,150,000

Energy Northwest Electric Revenue Refunding (Project No. 3),
Series E,
0.330%, VRD	1,300,000	1,300,000

King County Sewer Revenue (Barclays Capital Municipal Trust
Receipts, Series 1W) (AGC-ICC Insured),
0.580%, VRD(1),(2)	3,000,000	3,000,000

King County Sewer Revenue (Junior Lien),
Series A,
0.460%, VRD	7,280,000	7,280,000

Seattle Water System Revenue (Morgan Stanley Floater
Certificates, Series 2170) (FSA Insured),
0.510%, VRD(1),(2)	5,085,000	5,085,000

Snohomish County Public Utility District No. 001
Electric Revenue System (2nd Series Notes),
Series A,
2.000%, due 05/26/10(3)	5,000,000	5,074,850

University of Washington University Revenues
(Bank of America Austin Certificates, Series 2007-1016)
(AMBAC Insured),
1.130%, VRD(1),(2)	5,000,000	5,000,000

Washington Health Care Facilities Authority Revenue
(Catholic Health),
Series A-4,
0.200%, VRD	18,900,000	18,900,000

Washington Health Care Facilities Authority Revenue
(Swedish Health Services),
0.700%, VRD	6,505,000	6,505,000

Washington Housing Finance Commission Nonprofit Revenue
(YMCA Tacoma Pierce County Project),
0.430%, VRD	7,450,000	7,450,000

Washington Motor Vehicle Fuel Tax
5.000%, due 07/01/09	5,810,000	5,841,608

Washington State (Citigroup ROCS)
Series RR-II-R-11298 (FSA Insured),
0.970%, VRD(1),(2)	4,975,000	4,975,000

69

Tax-Free Master Fund

Statement of net assets—April 30, 2009

	Face
Security description	amount	Value

Municipal bonds and notes—(concluded)

Washington—(concluded)
Series RR-II-R-12220,
0.630%, VRD(1),(2)	$4,800,000	$4,800,000

		94,356,458

Wisconsin—0.45%
Oneida Tribe of Indians Health Facility Revenue,
0.500%, VRD	5,880,000	5,880,000

Wisconsin Health & Educational Facilities Authority Revenue
(Jewish Home & Care Center),
0.480%, VRD	6,500,000	6,500,000

		12,380,000

Wyoming—0.43%
Sublette County Pollution Control Revenue (Exxon Project),
0.200%, VRD	3,200,000	3,200,000

Sweetwater County Pollution Control Revenue Refunding
(PacifiCorp Project),
Series A,
0.470%, VRD	3,700,000	3,700,000

Series B,
0.400%, VRD	600,000	600,000

Uinta County Pollution Control Revenue Refunding
(AMOCO Project),
0.140%, VRD	4,400,000	4,400,000

		11,900,000

Total municipal bonds and notes (cost—$2,411,221,216)		2,411,221,216

Tax-exempt commercial paper—8.47%

California—1.37%
Kaiser Permanente,
0.600%, due 05/07/09	10,000,000	10,000,000

Los Angeles County Capital Asset Leasing Corp.,
0.500%, due 06/02/09	12,100,000	12,100,000

Orange County Teeter Plan,
1.350%, due 05/07/09	12,200,000	12,200,000

PacifiCorp,
0.600%, due 07/10/09	3,775,000	3,775,000

		38,075,000

70

Tax-Free Master Fund

Statement of net assets—April 30, 2009

	Face
Security description	amount	Value

Tax-exempt commercial paper—(continued)

Illinois—0.35%
Illinois Educational Facilities Authority Revenue,
0.550%, due 06/01/09	$5,128,000	$5,128,000

0.550%, due 06/19/09	4,500,000	4,500,000

		9,628,000

Maryland—1.08%
Baltimore County,
0.500%, due 06/11/09	25,000,000	25,000,000

0.550%, due 07/10/09	5,000,000	5,000,000

		30,000,000

Massachusetts—0.19%
Harvard University,
0.350%, due 06/19/09	5,184,000	5,184,000

Minnesota—0.64%
Mayo Clinic,
0.600%, due 06/01/09	17,600,000	17,600,000

Nebraska—0.18%
Omaha Public Power District,
0.650%, due 06/11/09	5,000,000	5,000,000

North Carolina—0.19%
Duke University,
0.500%, due 06/12/09	5,300,000	5,300,000

Ohio—0.99%
Cleveland Clinic,
0.580%, due 05/01/09	10,000,000	10,000,000

0.350%, due 05/06/09	17,300,000	17,300,000

		27,300,000

Texas—1.83%
City of Houston,
0.600%, due 05/07/09	6,800,000	6,800,000

Dallas Water & Sewer,
0.450%, due 07/10/09	14,384,000	14,384,000

Harris County Flood District,
0.700%, due 06/01/09	16,260,000	16,260,000

0.550%, due 06/01/09	6,100,000	6,100,000

Texas Public Finance Authority,
0.500%, due 06/12/09	7,100,000	7,100,000

		50,644,000

71

Tax-Free Master Fund

Statement of net assets—April 30, 2009

	Face
Security description	amount	Value

Tax-exempt commercial paper—(concluded)

Vermont—0.45%
University of Vermont,
0.600%, due 05/05/09	$6,325,000	$6,325,000

0.600%, due 05/07/09	6,265,000	6,265,000

		12,590,000

Virginia—0.36%
University of Virginia,
0.400%, due 06/19/09	10,000,000	10,000,000

Washington—0.84%
King County Sewer Revenue,
0.550%, due 05/04/09	6,400,000	6,400,000

Port of Seattle,
0.400%, due 05/14/09	3,000,000	3,000,000

0.550%, due 05/14/09	13,810,000	13,810,000

		23,210,000

Total tax-exempt commercial paper (cost—$234,531,000)		234,531,000

Money market funds(4)—4.15%

AIM Tax Free Investments,
0.530%	7,900,000	7,900,000

Blackrock Provident Municipal Fund,
0.776%	107,000,000	107,000,000

Total money market funds (cost—$114,900,000)		114,900,000

Total investments (cost—$2,760,652,216 which approximates
cost for federal income tax purposes)—99.66%		2,760,652,216

Other assets in excess of liabilities—0.34%		9,387,951

Net assets—100.00%		$2,770,040,167

(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 7.13% of net assets as of April 30, 2009, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(2)	The Fund does not directly own the municipal security indicated; the Fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security. The special purpose entity permits the Fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates).

(3)	Security purchased on a when-issued basis. When issued refers to a transaction made conditionally because a security, although authorized, has not yet been issued.

(4)	Rates shown reflect yield at April 30, 2009.

72

Tax-Free Master Fund

Statement of net assets—April 30, 2009

AGC	Associated General Contrators
AMBAC	American Municipal Bond Assurance Corporation
BHAC	Berkshire Hathaway Assurance Corporation
CR	Custodial Receipts
FGIC	Financial Guaranty Insurance Company
FSA	Financial Security Assurance
ICC	International Code Council
MBIA	MBIA, Inc.
PUTTERs	Puttable Tax-Exempt Receipts
ROCS	Reset Option Certificates
TCRs	Transferable Custodial Receipts
VRD	Variable rate demand notes are payable on demand. The interest rates shown are the current rates as of April 30, 2009 and reset periodically.

Weighted average maturity—14 days

On May 1, 2008, the Fund adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1—Quoted prices in active markets for identical investments.
Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.
Level 3—Unobservable inputs inclusive of the Fund’s own assumptions in determining the value of investments.

The following is a summary of the inputs used as of April 30, 2009 in valuing the Fund’s investments:

	Quoted prices in	Significant
	active markets	other
	for identical	observable	Unobservable
	investments	inputs	inputs
	(Level 1)	(Level 2)	(Level 3)	Total

Investments, at value	$—	$2,760,652,216	$—	$2,760,652,216

In April 2009, the FASB issued FASB Staff Position No. 157-4, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly” (“FSP 157-4”). FSP 157-4 provides additional guidance for estimating fair value in accordance with FAS 157, when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate a transaction is not orderly. FSP 157-4 is effective for fiscal years and interim periods ending after June 15, 2009. Management is currently evaluating the impact the adoption of FSP 157-4 will have on the Fund’s financial statement disclosures.

See accompanying notes to financial statements

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

(Note: The expense information provided in this section is relevant for direct investors in the Master Funds. Investors in related “feeder funds” should instead focus on separate expense examples relevant to the particular feeder funds; the expense examples for the feeder funds will reflect their proportionate share of the corresponding Master Funds’ expenses.)

Understanding a Master Fund’s expenses (unaudited)
As an owner of a Master Fund, an investor such as a feeder fund incurs ongoing costs, including management fees and other Master Fund expenses. These examples are intended to help you understand a Master Fund investor’s ongoing costs (in dollars) of investing in a Master Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples below are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, November 1, 2008 to April 30, 2009.

Actual expenses
The first line in the table below for each Master Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes
The second line in the table below for each Master Fund provides information about hypothetical account values and hypothetical expenses based on the Master Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Master Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Master Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Understanding a Master Fund’s expenses (unaudited) (continued)
Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line in the table for each Master Fund is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, if those other funds impose transactional costs - for example, exchange fees. In addition, if those transactional costs were included, your costs for those other funds would have been higher.

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Understanding a Master Fund’s expenses (unaudited) (concluded)

Prime Master Fund

	Beginning		Expenses paid
	account value	Ending	during period(1)	Expense ratio
	November 1,	account value	11/01/08 to	during the
	2008	April 30, 2009	04/30/09	period

Actual	$1,000.00	$1,006.90	$0.50	0.10%

Hypothetical
(5% annual return
before expenses)	1,000.00	1,024.30	0.50	0.10

Treasury Master Fund

	Beginning		Expenses paid
	account value	Ending	during period(1)	Expense ratio
	November 1,	account value	11/01/08 to	during the
	2008	April 30, 2009	04/30/09	period

Actual	$1,000.00	$1,001.70	$0.50	0.10%

Hypothetical
(5% annual return
before expenses)	1,000.00	1,024.30	0.50	0.10

Tax-Free Master Fund

	Beginning		Expenses paid
	account value	Ending	during period(1)	Expense ratio
	November 1,	account value	11/01/08 to	during the
	2008	April 30, 2009	04/30/09	period

Actual	$1,000.00	$1,003.10	$0.40	0.08%

Hypothetical
(5% annual return
before expenses)	1,000.00	1,024.40	0.40	0.08

(1)	Expenses are equal to the Master Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 181 divided by 365 (to reflect the one-half year period).

Prime Master Fund

Portfolio characteristics at a glance (unaudited)

Characteristics	04/30/09	10/31/08	04/30/08

Weighted average maturity(1)	36 days	52 days	51 days

Net assets (bln)	$19.6	$10.8	$13.9

Portfolio composition(2)	04/30/09	10/31/08	04/30/08

Commercial paper	44.8%	31.6%	41.3%

US government and agency obligations	17.8	26.1	14.7

Certificates of deposit	14.7	12.4	14.3

Repurchase agreements	12.0	4.7	8.6

Short-term corporate obligations	5.5	13.0	13.6

US master note	2.0	3.3	2.2

Bank notes	1.4	4.6	1.6

Funding agreement	1.3	2.4	1.1

Time deposit	1.2	1.7	2.3

Money market funds	0.5	0.0 (3)	9.1

Other assets less liabilities	(1.2)	0.2	(8.8)

Total	100.0%	100.0%	100.0%

(1)	The Master Fund is actively managed, and its weighted average maturity will differ over time.

(2)	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed, and its composition will vary over time.

(3)	Weighting represents less than 0.05% of net assets as of the date indicated.

An investment in Prime Master Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Treasury Master Fund

Portfolio characteristics at a glance (unaudited)

Characteristics	04/30/09	10/31/08	04/30/08

Weighted average maturity(1)	37 days	51 days	17 days

Net assets (bln)	$10.7	$10.1	$6.7

Portfolio composition(2)	04/30/09	10/31/08	04/30/08

Repurchase agreements	44.7%	51.5%	74.8%

US government obligations	55.2	48.5	25.2

Other assets less liabilities	0.1	0.0(3)	0.0(3)

Total	100.0%	100.0%	100.0%

(1)	The Master Fund is actively managed, and its weighted average maturity will differ over time.

(2)	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed, and its composition will vary over time.

(3)	Weightings represent less than 0.05% of net assets as of the date indicated.

An investment in Treasury Master Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Tax-Free Master Fund

Portfolio characteristics at a glance (unaudited)

Characteristics	04/30/09	10/31/08	04/30/08

Weighted average maturity(1)	14 days	40 days	23 days

Net assets (bln)	$2.8	$3.2	$2.6

Portfolio composition(2)	04/30/09	10/31/08	04/30/08

Municipal bonds and notes	87.0%	78.4%	74.2%

Tax-exempt commercial paper	8.5	8.8	17.6

Money market funds	4.2	7.2	7.3

Other assets less liabilities	0.3	5.6	0.9

Total	100.0%	100.0%	100.0%

(1)	The Master Fund is actively managed, and its weighted average maturity will differ over time.

(2)	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed, and its composition will vary over time.

An investment in Tax-Free Master Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

79

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Statement of operations
For the year ended
April 30, 2009

Prime Master Fund
Investment income:
Interest	$305,202,373

Securities lending income (includes $524,475 earned
from an affiliated entity)	1,452,295

306,654,668

Expenses:
Investment advisory and administration fees	15,260,957

Trustees’ fees	60,497

Net expenses	15,321,454

Net investment income	291,333,214

Net realized loss from investment activities	(95,374)

Net increase in net assets resulting from operations	$291,237,840

Treasury Master Fund
Investment income:
Interest	$78,227,815

Securities lending income	230,261

78,458,076

Expenses:
Investment advisory and administration fees	8,955,371

Trustees’ fees	42,482

8,997,853

Less: Fee waiver by advisor	(3,862)

Net expenses	8,993,991

Net investment income	69,464,085

Net realized gain from investment activities	3,665

Net increase in net assets resulting from operations	$69,467,750

Tax-Free Master Fund
Investment income:
Interest	$46,603,541

Expenses:
Investment advisory and administration fees	3,161,837

Trustees’ fees	21,529

Interest expense	2,515

3,185,881

Less: Fee waiver by advisor	(1,934,822)

Net expenses	1,251,059

Net investment income	45,352,482

Net realized gain from investment activities	187,651

Net increase in net assets resulting from operations	$45,540,133

See accompanying notes to financial statements

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Statement of changes in net assets
	For the	For the period
	year ended	August 28, 2007(1) to
	April 30, 2009	April 30, 2008

Prime Master Fund

From operations:
Net investment income	$291,333,214	$351,483,841

Net realized gain (loss) from investment activities	(95,374)	2,834

Net increase in net assets resulting from operations	291,237,840	351,486,675

Net increase in net assets from
beneficial interest transactions	5,368,548,119	13,596,614,184

Net increase in net assets	5,659,785,959	13,948,100,859

Net assets:
Beginning of period	13,948,100,859	—

End of period	$19,607,886,818	$13,948,100,859

Treasury Master Fund

From operations:
Net investment income	$69,464,085	$88,797,304

Net realized gainfrom investment activities	3,665	392,560

Net increase in net assets resulting from operations	69,467,750	89,189,864

Net increase in net assets from
beneficial interest transactions	3,919,045,621	6,622,194,093

Net increase in net assets	3,988,513,371	6,711,383,957

Net assets:
Beginning of period	6,711,383,957	—

End of period	$10,699,897,328	$6,711,383,957

Tax-Free Master Fund

From operations:
Net investment income	$45,352,482	$33,034,582

Net realized gain from investment activities	187,651	324,901

Net increase in net assets resulting from operations	45,540,133	33,359,483

Net increase in net assets from
beneficial interest transactions	82,384,475	2,608,756,076

Net increase in net assets	127,924,608	2,642,115,559

Net assets:
Beginning of period	2,642,115,559	—

End of period	$2,770,040,167	$2,642,115,559

(1)	Commencement of operations.

See accompanying notes to financial statements

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Financial highlights
	For the	For the period
	year ended	August 28, 2007(1) to
	April 30, 2009	April 30, 2008

Prime Master Fund

Ratios/supplemental data:
Net assets, end of period (000’s)	$19,607,887	$13,948,101

Expenses to average net assets	0.10%	0.10	%(2)

Net investment income to average net assets	1.90%	4.28	%(2)

Treasury Master Fund

Ratios/supplemental data:
Net assets, end of period (000’s)	$10,699,897	$6,711,384

Expenses to average net assets, net of fee
waivers by advisor	0.10%	0.10	%(2)

Expenses to average net assets, before fee
waivers by advisor	0.10%	0.10	%(2)

Net investment income to average net assets	0.77%	2.96	%(2)

Tax-Free Master Fund

Ratios/supplemental data:
Net assets, end of period (000’s)	$2,770,040	$2,642,116

Expenses to average net assets, net of fee
waivers by advisor	0.04%	0.00	%(2),(3)

Expenses to average net assets, before fee
waivers by advisor	0.10%	0.10	%(2)

Net investment income to average net assets	1.42%	2.73	%(2)

(1)	Commencement of operations.
(2)	Annualized.
(3)	Amount represents less than 0.005%.

See accompanying notes to financial statements

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Notes to financial statements

Organization and significant accounting policies
Prime Master Fund, Treasury Master Fund and Tax-Free Master Fund (each a “Master Fund”, collectively, the “Master Funds”) are each registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified series of Master Trust (the “Master Trust”), an open-end management investment company organized as a Delaware statutory trust on June 12, 2007.

Each Master Fund commenced operations on August 28, 2007. On August 28, 2007, the Prime Master Fund and Treasury Master Fund received substantially all of the net assets of UBS Select Prime Institutional Fund (then known as UBS Select Money Market Fund) and UBS Select Treasury Institutional Fund (then known as UBS Select Treasury Fund) (open-end registered investment companies affiliated with the Master Funds) in exchange for ownership interests in the respective Master Funds.

In the normal course of business the Master Funds may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Master Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Master Funds that have not yet occurred. However, the Master Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

The Master Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The preparation of financial statements in accordance with US generally accepted accounting principles requires the Master Funds’ management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

Valuation and accounting for investments and investment income—Investments are valued at amortized cost, unless the Master Trust’s Board of Trustees (the “Master Board”) determines that this does not represent

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Notes to financial statements

fair value. Periodic review and monitoring of the valuation of securities held by the Master Funds is performed in an effort to ensure amortized cost approximates market value. Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Premiums are amortized and discounts are accreted as adjustments to interest income and the identified cost of investments.

Repurchase agreements—The Master Funds may purchase securities or other obligations from a bank or securities dealer (or its affiliate), subject to the seller’s agreement to repurchase them at an agreed upon date (or upon demand) and price. The Master Funds maintain custody of the underlying obligations prior to their repurchase, either through their regular custodian or through a special “tri-party” custodian or sub-custodian that maintains a separate account for both the Master Funds and their counterparty. The underlying collateral is valued daily to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Master Funds generally have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase agreements involving obligations other than US government securities (such as commercial paper, corporate bonds and mortgage loans) may be subject to special risks and may not have the benefit of certain protections in the event of counterparty insolvency. If the seller (or seller’s guarantor, if any) becomes insolvent, the Master Funds might suffer delays, costs and possible losses in connection with the disposition or retention of the collateral. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Master Funds may participate in joint repurchase agreement transactions with other funds managed, advised or sub-advised by UBS Global Asset Management (Americas) Inc. (“UBS Global AM”).

Concentration of risk
The ability of the issuers of the debt securities held by the Master Funds to meet their obligations may be affected by economic and political developments, including those particular to a specific industry, country, state or region.

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Notes to financial statements

Investment advisor and administrator
The Master Funds’ Board has approved an investment advisory and administration contract (“Management Contract”) with respect to each Master Fund under which UBS Global AM serves as investment advisor and administrator. In accordance with the Management Contract, each Master Fund pays UBS Global AM an investment advisory and administration fee, which is accrued daily and paid monthly, in accordance with the following schedule:

Average daily net assets	Annual rate

Up to $30 billion	0.1000%

In excess of $30 billion up to $40 billion	0.0975

In excess of $40 billion up to $50 billion	0.0950

In excess of $50 billion up to $60 billion	0.0925

Over $60 billion	0.0900

At April 30, 2009, Prime Master Fund, Treasury Master Fund and Tax-Free Master Fund owed UBS Global AM $1,631,610, $900,796 and $228,728, respectively, for investment advisory and administration fees. In exchange for these fees, UBS Global AM has agreed to bear all of the Master Funds’ expenses other than interest, taxes, extraordinary costs and the cost of securities purchased and sold by the Funds, including any transaction costs. Although UBS Global AM is not obligated to pay the fees and expenses of the Master Funds’ independent trustees, it is contractually obligated to reduce its management fee in an amount equal to those fees and expenses. UBS Global AM estimates that these fees and expenses will be less than 0.01% of each Master Fund’s average daily net assets. At April 30, 2009, UBS Global AM owed $16,989, $10,405 and $4,660 for the independent trustees fees to Prime Master Fund, Treasury Master Fund and Tax-Free Master Fund, respectively.

UBS Global AM is reimbursing the Master Funds for compensating balances earned on the cash balances held by the Master Funds with their custodian (which otherwise would offset expenses UBS Global AM is obligated to pay on the Master Funds’ behalf). At April 30, 2009, UBS Global AM owed Treasury Master Fund and Tax-Free Master Fund $3,862 and $1,276, respectively, for compensating balances. For the year ended April 30, 2009,

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Notes to financial statements

UBS Global AM has agreed to reimburseTreasury Master Fund and Tax-Free Master Fund $3,862 and $1,276, respectively.

UBS Global AM had voluntarily agreed to waive its entire fee for advisory and administration services provided to Tax-Free Master Fund (approximately 0.10%) through November 30, 2008. For the year ended April 30, 2009, UBS Global AM voluntarily waived $1,933,546.

Additional information regarding compensation to affiliate of a Board member
Professor Meyer Feldberg holds the position of senior advisor to Morgan Stanley, resulting in him being an interested trustee of the Master Funds. The Master Funds have been informed that Professor Feldberg’s role at Morgan Stanley does not involve matters directly affecting any UBS funds. Master Fund transactions are executed through Morgan Stanley based on that firm’s ability to provide best execution of the transactions. During the year ended April 30, 2009, the Master Funds purchased and sold certain securities (e.g., fixed income securities) in principal trades with Morgan Stanley having aggregate values as follows:

Prime Master Fund	$4,351,820,018

Treasury Master Fund	271,400,000,000

Tax-Free Master Fund	1,785,367,714

Morgan Stanley received compensation in connection with these trades, which may have been in the form of a “mark-up” or “mark-down” of the price of the securities, a fee from the issuer for maintaining a commercial paper program, or some other form of compensation. Although the precise amount of this compensation is not generally known by UBS Global AM, UBS Global AM believes that under normal circumstances it represents a small portion of the total value of the transactions.

Securities lending
Each Master Fund may lend securities up to 33 1/3% of its total assets to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, US government securities or irrevocable letters of credit in an amount at least equal to the market value of the securities loaned, plus

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Notes to financial statements

accrued interest and dividends, determined on a daily basis and adjusted accordingly. A Master Fund will regain ownership of loaned securities to exercise certain beneficial rights; however, a Master Fund may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially. A Master Fund receives compensation for lending its securities from interest or dividends earned on the cash, US government securities or irrevocable letters of credit held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. UBS Financial Services Inc. and other affiliated broker-dealers had been approved as borrowers under the Master Funds’ securities lending program with UBS Securities LLC as securities lending agent. UBS Securities LLC ceased serving as the securities lending agent in November 2008. State Street Bank and Trust Company commenced serving as the Master Funds’ lending agent in November 2008. For the period May 1, 2008 through November 12, 2008, UBS Securities LLC earned $176,506 and $31,804, in compensation from Prime Master Fund and Treasury Master Fund, respectively, as the Master Funds’ lending agent. At April 30, 2009, Prime Master Fund had securities on loan having a market value of $100,798,044. Treasury Master Fund and Tax-Free Master Fund did not have any securities on loan.

Bank line of credit
Tax-Free Master Fund participates with other funds managed, advised or sub-advised by UBS Global AM in a $100 million credit facility with State Street Bank and Trust Company (“Committed Credit Facility”), to be utilized for temporary financing until the settlement of sales or purchases of portfolio securities, the repurchase or redemption of interests of Tax-Free Master Fund at the request of the shareholders and other temporary or emergency purposes. Under the Committed Credit Facility arrangement, Tax-Free Master Fund has agreed to pay commitment fees, pro rata, based on the relative asset size of the funds in the Committed Credit Facility. Interest will be charged to Tax-Free Master Fund at the overnight federal funds rate in effect at the time of borrowings, plus 0.50%. For year ended April 30, 2009, Tax-Free Master Fund had an average daily amount of outstanding borrowings of $15,350,168 for 7 days with a related weighted average annualized interest rate of 0.843%, which resulted in $2,515 of interest expense.

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Notes to financial statements

Other liabilities
At April 30, 2009, the Master Funds had the following liabilities outstanding*:

		Payable for
	Payable for	cash collateral		Other
	investments	from securities	Payable to	accrued
	purchased	loaned	custodian	expenses

Prime Master Fund	$149,985,000	$102,816,000	$118,659	—

Treasury Master Fund	—	—	17,852	—

Tax-Free Master Fund	9,574,850	—	376,245	$534

*   Excludes investment advisory and administration fees.

Federal tax status
Each Master Fund is considered a non-publicly traded partnership for federal income tax purposes under the Internal Revenue Code, therefore, no federal tax provision is necessary. As such, each investor in a Master Fund is treated as owning its proportionate share of the net assets, income, expenses, and realized and unrealized gains and losses of the Master Fund Each Master Fund’s assets, income and distributions will be managed in such a way that an investor in a Master Fund will be able to continue qualify as a regulated investment company by investing its net assets through the Master Fund.

Beneficial interest transactions

	For the	For the
	year ended	period ended
Prime Master Fund	April 30, 2009	April 30, 2008*

Contributions	$33,455,610,806	$28,835,187,449

Withdrawals	(28,087,062,687)	(15,238,573,265)

Net increase in beneficial interest	$5,368,548,119	$13,596,614,184

	For the	For the
	year ended	period ended
Treasury Master Fund	April 30, 2009	April 30, 2008*

Contributions	$19,523,208,625	$11,602,791,250

Withdrawals	(15,604,163,004)	(4,980,597,157)

Net increase in beneficial interest	$3,919,045,621	$6,622,194,093

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Notes to financial statements

	For the	For the
	year ended	period ended
Treasury Master Fund	April 30, 2009	April 30, 2008*

Contributions	$4,111,522,730	$5,538,506,447

Withdrawals	(4,029,138,255)	(2,929,750,371)

Net increase in beneficial interest	$82,384,475	$2,608,756,076

*   The Master Funds commenced operations on August 28, 2007.

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

Report of independent registered public accounting firm

To the Shareholders and Board of Trustees of Master Trust

We have audited the accompanying statements of net assets of Master Trust (comprising, respectively, Prime Master Fund, Treasury Master Fund and Tax-Free Master Fund) (the “Trust”) as of April 30, 2009, and the related statements of operations for the year then ended and the statements of changes in net assets and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Trust’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2009 by correspondence with the custodian and others. We believe that our audits provide a reasonable basis for our opinion. In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective funds constituting Master Trust at April 30, 2009, the results of their operations for the year then ended and the changes in their net assets and the financial highlights for each of the indicated periods, in conformity with US generally accepted accounting principles.

New York, New York
June 24, 2009

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund

General information (unaudited)

Quarterly Form N-Q portfolio schedule
The Master Funds will file their complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Master Funds’ Forms N-Q are available on the SEC’s Web site at http://www.sec.gov. The Master Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC 0330. Additionally, you may obtain copies of Forms N-Q from the Master Funds upon request by calling 1-800-647 1568.

Proxy voting policies, procedures and record
You may obtain a description of each Master Fund’s (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how a Master Fund voted any proxies related to portfolio securities during the most recent 12-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting a Master Fund directly at 1-800-647 1568, online on a Fund’s Web site: www.ubs.com/ubsglobalam-proxy, or on the EDGAR Database on the SEC’s Web site (http://www.sec.gov).

UBS Select Prime Investor Fund
UBS Select Treasury Investor Fund
UBS Select Tax-Free Investor Fund

Supplemental information (unaudited)

Board of Trustees & Officers
The Funds are governed by a Board of Trustees which oversees each Fund’s operations. Each trustee serves an indefinite term of office. Officers are appointed by the trustees and serve at the pleasure of the Board. The table below shows, for each trustee and officer, his or her name, address and age, the position held with the Trust, the length of time served as a trustee or officer of the Trust, the trustee’s or officer’s principal occupations during the last five years, the number of funds in the UBS fund complex overseen by the trustees or for which a person served as an officer, and other directorships held by the trustees.

The Funds’ Statement of Additional Information contains additional information about the trustees and is available, without charge, upon request by calling 1-800-647 1568.

Interested Trustee

Term of
	Position(s)	office† and
	held with	length of	Principal occupation(s)
Name, address, and age	Trust	time served	during past 5 years

Meyer Feldberg; †† 67 Morgan Stanley 1585 Broadway 36th Floor New York, NY 10036	Trustee	Since 1998	Professor Feldberg is Dean Emeritus and Sanford Bernstein Professor of Leadership and Ethics at Columbia Business School, although on an extended leave of absence. He is also a senior advisor to Morgan Stanley (financial services) (since March 2005). Professor Feldberg also serves as president of New York City Global Partners (an organization located in part of the Office of the Mayor of the City of New York that promotes interaction with other cities around the world) (since May 2007). Prior to July 2004, he was Dean and Professor of Leadership and Ethics of the Graduate School of Business at Columbia University (since 1989).

UBS Select Prime Investor Fund
UBS Select Treasury Investor Fund
UBS Select Tax-Free Investor Fund

Supplemental information (unaudited)

Number of portfolios in fund complex
overseen by trustee	Other directorships held by trustee

Professor Feldberg is a director or trustee of 29 investment companies (consisting of 61 portfolios) for which UBS Global AM or one of its affiliates serves as investment advisor, sub-advisor or manager.	Professor Feldberg is also a director of Primedia Inc. (publishing), Macy’s, Inc. (operator of department stores), Revlon, Inc. (cosmetics), SAPPI, Ltd. (producer of paper), and the New York City Ballet.

UBS Select Prime Investor Fund
UBS Select Treasury Investor Fund
UBS Select Tax-Free Investor Fund

Supplemental information (unaudited)

Independent Trustees

Term of
	Position(s)	office† and
	held with	length of	Principal occupation(s)
Name, address, and age	Trust	time served	during past 5 years

Richard Q. Armstrong; 74 c/o Willkie Farr & Gallagher LLP 787 Seventh Avenue New York, NY 10019-6099	Trustee and Chairman of the Board of Trustees	Since 1998 (Trustee) Since 2004 (Chairman of the Board of Trustees)	Mr. Armstrong is chairman and principal of R.Q.A. Enterprises (management consulting firm) (since April 1991 and principal occupation since March 1995).

Alan S. Bernikow; 68 207 Benedict Ave. Staten Island NY 10314	Trustee	Since 2005	Mr. Bernikow is retired. He was a consultant on non-management matters for the firm of Deloitte & Touche (international accounting and consulting firm) (from June 2003 until 2007). Previously, he was deputy chief executive officer at Deloitte & Touche.

Richard R. Burt; 62 McLarty Associates 900 17th Street, 8th Floor Washington DC 20006	Trustee	Since 1998	Mr. Burt is a senior advisor to McLarty Associates (a consulting firm) (since April 2007) and chairman of IEP Advisors (international investments and consulting firm). Prior to April 2007, he was chairman of Diligence Inc. (information and risk management firm).

Bernard H. Garil; 68 6754 Casa Grande Way Delray Beach, FL 33446	Trustee	Since 2005	Mr. Garil is retired (since 2001). He was a managing director at PIMCO Advisory Services (from 1999 to 2001) where he served as president of closed-end funds and vice-president of the variable insurance product funds advised by OpCap Advisors (until 2001).

UBS Select Prime Investor Fund
UBS Select Treasury Investor Fund
UBS Select Tax-Free Investor Fund

Supplemental information (unaudited)

Number of portfolios in fund complex
overseen by trustee	Other directorships held by trustee

Mr. Armstrong is a director or trustee of 17 investment companies (consisting of 49 portfolios) for which UBS Global AM or one of its affiliates serves as investment advisor, sub-advisor or manager.	None

Mr. Bernikow is a director or trustee of 17 investment companies (consisting of 49 portfolios) for which UBS Global AM or one of its affiliates serves as investment advisor, sub-advisor or manager.	Mr. Bernikow is also a director of Revlon, Inc. (cosmetics) (and serves as the chair of its audit committee and as a member of its nominating and corporate governance committee), a director of Mack-Cali Realty Corporation (real estate investment trust) (and serves as the chair of its audit committee) and a director of the Casual Male Retail Group, Inc. (menswear) (and serves as a member of its audit committee and as a member of its nominating and corporate governance committee).

Mr. Burt is a director or trustee of 17 investment companies (consisting of 49 portfolios) for which UBS Global AM or one of its affiliates serves as investment advisor, sub-advisor or manager.	Mr. Burt is also a director of The Central European Fund, Inc., The Germany Fund, Inc., The New Germany Fund, Inc. and IGT, Inc. (provides technology to gaming and wagering industry).

Mr. Garil is a director or trustee of 17 investment companies (consisting of 49 portfolios) for which UBS Global AM or one of its affiliates serves as investment advisor, sub-advisor or manager.	Mr. Garil is also a director of OFI Trust Company (commercial trust company) and a trustee for the Brooklyn College Foundation, Inc. (charitable foundation).

UBS Select Prime Investor Fund
UBS Select Treasury Investor Fund
UBS Select Tax-Free Investor Fund

Supplemental information (unaudited)

Independent Trustees (concluded)

Term of
	Position(s)	office† and
	held with	length of	Principal occupation(s)
Name, address, and age	Trust	time served	during past 5 years

Heather R. Higgins; 49 255 E. 49th St., Suite 23D New York, NY 10017	Trustee	Since 2005	Ms. Higgins is the president and director of The Randolph Foundation (charitable foundation) (since 1991). Ms. Higgins also serves on the boards of several non-profit charitable groups, including the Independent Women’s Forum (chairman) and the Philanthropy Roundtable (vice chairman). She also serves on the board of the Hoover Institution (since January 2009).

UBS Select Prime Investor Fund
UBS Select Treasury Investor Fund
UBS Select Tax-Free Investor Fund

Supplemental information (unaudited)

Number of portfolios in fund complex
overseen by trustee	Other directorships held by trustee

Ms. Higgins is a director or trustee of 17 investment companies (consisting of 49 portfolios) for which UBS Global AM or one of its affiliates serves as investment advisor, sub-advisor or manager.	None

UBS Select Prime Investor Fund
UBS Select Treasury Investor Fund
UBS Select Tax-Free Investor Fund

Supplemental information (unaudited)

Officers

		Term of	Principal occupation(s) during
	Position(s)	office† and	past 5 years; number of portfolios
Name, address,	held with	length of	in fund complex for which person
and age	Trust	time served	serves as officer

Joseph Allessie*; 43	Vice President and Assistant Secretary	Since 2005	Mr. Allessie is an executive director (since 2007) and deputy general counsel (since 2005) at UBS Global Asset Management (US) Inc. and UBS Global Asset Management (Americas) Inc. (collectively, “UBS Global AM—Americas region”). Prior to joining UBS Global AM—Americas region, he was senior vice president and general counsel of Kenmar Advisory Corp. (from 2004 to 2005). Prior to that Mr. Allessie was general counsel and secretary of GAM USA Inc., GAM Investments, GAM Services, GAM Funds, Inc. and the GAM Avalon Funds (from 1999 to 2004). Mr. Allessie is a vice president and assistant secretary of 21 investment companies (consisting of 104 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

UBS Select Prime Investor Fund
UBS Select Treasury Investor Fund
UBS Select Tax-Free Investor Fund

Supplemental information (unaudited)

Officers (continued)

		Term of	Principal occupation(s) during
	Position(s)	office† and	past 5 years; number of portfolios
Name, address,	held with	length of	in fund complex for which person
and age	Trust	time served	serves as officer

Thomas Disbrow*; 43	Vice President and Treasurer	Since 2000 (Vice President) Since 2004 (Treasurer)	Mr. Disbrow is an executive director (since 2007) (prior to which he was a director) (since 2000) and head of the US mutual fund treasury administration department (since September 2006) of UBS Global AM—Americas region. Mr. Disbrow is a vice president and treasurer of 21 investment companies (consisting of 104 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

Michael J. Flook*; 44	Vice President and Assistant Treasurer	Since 2006	Mr. Flook is an associate director and a senior manager of the US mutual fund treasury administration department of UBS Global AM—Americas region (since 2006). Prior to joining UBS Global AM—Americas region, he was a senior manager with The Reserve (asset management firm) from May 2005 to May 2006. Prior to that he was a senior manager with PFPC Worldwide (fund services) since October 2000. Mr. Flook is a vice president and assistant treasurer of 21 investment companies (consisting of 104 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

UBS Select Prime Investor Fund
UBS Select Treasury Investor Fund
UBS Select Tax-Free Investor Fund

Supplemental information (unaudited)

Officers (continued)

		Term of	Principal occupation(s) during
	Position(s)	office† and	past 5 years; number of portfolios
Name, address,	held with	length of	in fund complex for which person
and age	Trust	time served	serves as officer

Mark F. Kemper**; 51	Vice President and Secretary	Since 2004	Mr. Kemper is a managing director (since 2006) and head of the legal department of UBS Global Asset Management—Americas region (since 2004). He was deputy general counsel of UBS Global Asset Management (Americas) Inc. (“UBS Global AM—Americas”) from July 2001 to July 2004. He has been secretary of UBS Global AM—Americas since 1999 and assistant secretary of UBS Global Asset Management Trust Company since 1993 and secretary of UBS AM Holdings (USA) Inc. (since 2001). Mr. Kemper is secretary of UBS Global AM—Americas region (since 2004). Mr. Kemper is vice president and secretary of 21 investment companies (consisting of 104 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

Joanne M. Kilkeary*; 41	Vice President and Assistant Treasurer	Since 2004	Ms. Kilkeary is a director (since March 2008) (prior to which she was an associate director) (since 2000) and a senior manager (since 2004) of the US mutual fund treasury administration department of UBS Global AM—Americas region. Ms. Kilkeary is a vice president and assistant treasurer of 21 investment companies (consisting of 104 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

UBS Select Prime Investor Fund
UBS Select Treasury Investor Fund
UBS Select Tax-Free Investor Fund

Supplemental information (unaudited)

Officers (continued)

		Term of	Principal occupation(s) during
	Position(s)	office† and	past 5 years; number of portfolios
Name, address,	held with	length of	in fund complex for which person
and age	Trust	time served	serves as officer

Tammie Lee*; 38	Vice President and Assistant Secretary	Since 2005	Ms. Lee is a director and associate general counsel of UBS Global AM— Americas region (since 2005). Prior to joining UBS Global AM—Americas region, she was vice president and counsel at Deutsche Asset Management/Scudder Investments from 2003 to 2005. Prior to that she was assistant vice president and counsel at Deutsche Asset Management/Scudder Investments from 2000 to 2003. Ms. Lee is a vice president and assistant secretary of 21 investment companies (consisting of 104 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

Steven J. LeMire*; 39	Vice President and Assistant Treasurer	Since 2007	Mr. LeMire is a director and senior manager of the US mutual fund treasury administration department of UBS Global AM—Americas region (since 2007). Prior to joining UBS Global AM—Americas region, he was an independent consultant with Third River Capital, LLC (formerly Two Rivers Capital, LLC) (from 2005 to 2007). Prior to that, he was vice president of operations and fund administration with Oberweis Asset Management, Inc. (from 1997 to 2005). Mr. LeMire is a vice president and assistant treasurer of 21 investment companies (consisting of 104 portfolios) for which UBS Global AM— Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

UBS Select Prime Investor Fund
UBS Select Treasury Investor Fund
UBS Select Tax-Free Investor Fund

Supplemental information (unaudited)

Officers (continued)

		Term of	Principal occupation(s) during
	Position(s)	office† and	past 5 years; number of portfolios
Name, address,	held with	length of	in fund complex for which person
and age	Trust	time served	serves as officer

Joseph McGill*; 47	Vice President and Chief Compliance Officer	Since 2004	Mr. McGill is a managing director (since 2006) and chief compliance officer (since 2003) at UBS Global AM—Americas region. Prior to joining UBS Global AM—Americas region, he was assistant general counsel, at JP Morgan Investment Management (from 1999–2003). Mr. McGill is a vice president and chief compliance officer of 21 investment companies (consisting of 104 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

Nancy Osborn*; 43	Vice President and Assistant Treasurer	Since 2007	Mrs. Osborn is an associate director and a senior manager of the US mutual fund treasury administration department of UBS Global AM—Americas region (since 2006). Prior to joining UBS Global AM—Americas region, she was an assistant vice president with Brown Brothers Harriman since April 1996. Mrs. Osborn is a vice president and assistant treasurer of 21 investment companies (consisting of 104 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

UBS Select Prime Investor Fund
UBS Select Treasury Investor Fund
UBS Select Tax-Free Investor Fund

Supplemental information (unaudited)

Officers (continued)

		Term of	Principal occupation(s) during
	Position(s)	office† and	past 5 years; number of portfolios
Name, address,	held with	length of	in fund complex for which person
and age	Trust	time served	serves as officer

Robert Sabatino**; 35	Vice President	Since 2001	Mr. Sabatino is an executive director (since 2007 – prior to which he was a director) and portfolio manager of UBS Global AM—Americas region in the short duration fixed income group (since 2001). From 1995 to 2001 he was a portfolio manager at Merrill Lynch Investment Managers responsible for the management of several retail and institutional money market funds. Mr. Sabatino is a vice president of four investment companies (consisting of 33 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

Eric Sanders*; 43	Vice President and Assistant Secretary	Since 2005	Mr. Sanders is a director and associate general counsel of UBS Global AM— Americas region (since 2005). From 1996 until June 2005, he held various positions at Fred Alger & Company, Incorporated, the most recent being assistant vice president and associate general counsel. Mr. Sanders is a vice president and assistant secretary of 21 investment companies (consisting of 104 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

UBS Select Prime Investor Fund
UBS Select Treasury Investor Fund
UBS Select Tax-Free Investor Fund

Supplemental information (unaudited)

Officers (continued)

		Term of	Principal occupation(s) during
	Position(s)	office† and	past 5 years; number of portfolios
Name, address,	held with	length of	in fund complex for which person
and age	Trust	time served	serves as officer

Andrew Shoup*; 52	Vice President and Chief Operating Officer	Since 2006	Mr. Shoup is a managing director and global head of the global treasury administration department of UBS Global AM—Americas region (since July 2006). Mr. Shoup is also a director of UBS (IRL) Fund p.l.c. (since December 2008). Prior to joining UBS Global AM—Americas region, he was chief administrative officer for the Legg Mason Partner Funds (formerly Smith Barney, Salomon Brothers, and CitiFunds mutual funds) from November 2003 to July 2006. Prior to that, he held various positions with Citigroup Asset Management and related companies with their domestic and offshore mutual funds since 1993. Additionally, he has worked for another mutual fund complex as well as spending eleven years in public accounting. Mr. Shoup is a vice president and chief operating officer of 21 investment companies (consisting of 104 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

UBS Select Prime Investor Fund
UBS Select Treasury Investor Fund
UBS Select Tax-Free Investor Fund

Supplemental information (unaudited)

Officers (continued)

		Term of	Principal occupation(s) during
	Position(s)	office† and	past 5 years; number of portfolios
Name, address,	held with	length of	in fund complex for which person
and age	Trust	time served	serves as officer

Kai R. Sotorp**; 50	President	Since 2006	Mr. Sotorp is Head—Americas for UBS Global Asset Management (since 2004); a member of the UBS Group Managing Board (since 2003) and a member of the UBS Global Asset Management Executive Committee (since 2001). Mr. Sotorp is a director and president of UBS AM Holdings (USA) Inc. (since 2004). Prior to his current role, Mr. Sotorp was head of UBS Global Asset Management—Asia Pacific (2002–2004), covering Australia, Japan, Hong Kong, Singapore and Taiwan; Head of UBS Global Asset Management (Japan) Ltd. (2001–2004); representative director and president of UBS Global Asset Management (Japan) Ltd. (2000–2004); and member of the board of Mitsubishi Corp.—UBS Realty Inc. (2000–2004). Mr. Sotorp is president of 21 investment companies (consisting of 104 portfolios) for which UBS Global Asset Management—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

UBS Select Prime Investor Fund
UBS Select Treasury Investor Fund
UBS Select Tax-Free Investor Fund

Supplemental information (unaudited)

Officers (concluded)

		Term of	Principal occupation(s) during
	Position(s)	office† and	past 5 years; number of portfolios
Name, address,	held with	length of	in fund complex for which person
and age	Trust	time served	serves as officer

Keith A. Weller*; 47	Vice President and Assistant Secretary	Since 1998	Mr. Weller is an executive director and senior associate general counsel of UBS Global AM—Americas region (since 2005) and has been an attorney with affiliated entities since 1995. Mr. Weller is a vice president and assistant secretary of 21 investment companies (consisting of 104 portfolios) for which UBS Global AM—Americas region or one of its affiliates serves as investment advisor, sub-advisor or manager.

*	This person’s business address is 51 West 52nd Street, New York, New York 10019-6114.
**	This person’s business address is One North Wacker Drive, Chicago, Illinois 60606.
†	Each trustee serves an indefinite term of office. Each trustee who has attained the age of seventy-five (75) years will be subject to retirement on the last day of the month in which he or she attains such age, unless the Fund’s board, including a majority of its Independent Trustees, determines to grant a waiver of the retirement policy with respect to a specified individual for a set period of time. The retirement policy has been waived with respect to Mr. Armstrong, the Chairman of the Board, until 2011. Officers of the Fund are appointed by the trustees and serve at the pleasure of the Board.
††	Professor Feldberg is deemed an “interested person” of the Trust as defined in the Investment Company Act because he is a senior advisor to Morgan Stanley, a financial services firm with which the Funds may conduct transactions.

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Trustees
Richard Q. Armstrong	Meyer Feldberg
Chairman
Bernard H. Garil
Alan S. Bernikow
Heather R. Higgins
Richard R. Burt

Principal Officers
Kai R. Sotorp	Thomas Disbrow
President	Vice President and Treasurer

Mark F. Kemper	Robert Sabatino
Vice President and Secretary	Vice President

Administrator (and Advisor for the Master Funds)
UBS Global Asset Management (Americas) Inc.
51 West 52nd Street
New York, New York 10019-6114

Principal Underwriter (for the feeder funds)
UBS Global Asset Management (US) Inc.
51 West 52nd Street
New York, New York 10019-6114

This report is not to be used in connection with the offering of shares of the Funds unless accompanied or preceded by an effective prospectus.

© 2009 UBS Global Asset Management (Americas) Inc. All rights reserved.

PRESORTED STANDARD U.S. POSTAGE PAID COMPUTERSHARE

UBS Global Asset Management (Americas) Inc.
51 West 52nd Street
New York, New York 10019-6114

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions pursuant to Section 406 of the Sarbanes-Oxley Act of 2002. (The registrant has designated the code of ethics adopted pursuant to Sarbanes-Oxley as a “Code of Conduct” to lessen the risk of confusion with its separate code of ethics adopted pursuant to Rule 17j-1 under the Investment Company Act of 1940, as amended.)

Item 3. Audit Committee Financial Expert.

The registrant’s Board has determined that the following person serving on the registrant’s Audit Committee is an “audit committee financial expert” as defined in item 3 of Form N-CSR: Alan S. Bernikow. Mr. Bernikow is independent as defined in item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees:
For the fiscal years ended April 30, 2009 and April 30, 2008, the aggregate Ernst & Young LLP (E&Y) audit fees for professional services rendered to the registrant were approximately $241,900 and $156,800, respectively.

Fees included in the audit fees category are those associated with the annual audits of financial statements and services that are normally provided in connection with statutory and regulatory filings.

(b)	Audit-Related Fees:
In each of the fiscal years ended April 30, 2009 and April 30, 2008, the aggregate audit-related fees billed by E&Y for services rendered to the registrant that are reasonably related to the performance of the audits of the financial statements, but not reported as audit fees, were approximately $35,684 and $24,800, respectively.

Fees included in the audit-related fees category are those associated with (1) the reading and providing of comments on the 2008 and 2007 semiannual financial statements and (2) review of the consolidated 2007 and 2006 reports on the profitability of the UBS Funds to UBS Global Asset Management (Americas) Inc. and its affiliates to assist the board members in their annual advisory/administration contract and service/distribution plan reviews.

There were no audit-related fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X during the fiscal years indicated above.

(c)	Tax Fees:
In each of the fiscal years ended April 30, 2009 and April 30, 2008, the aggregate tax fees billed by E&Y for professional services rendered to the registrant were approximately $66,260 and $56,500, respectively.

Fees included in the tax fees category comprise all services performed by professional staff in the independent accountant’s tax division except those services related to the audits. This category comprises fees for review of tax compliance, tax return preparation and excise tax calculations.

There were no tax fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X during the fiscal years indicated above.

(d)	All Other Fees:
In each of the fiscal years ended April 30, 2009 and April 30, 2008, there were no fees billed by E&Y for products and services, other than the services reported in Item 4(a)-(c) above, rendered to the registrant.

Fees included in the all other fees category would consist of services related to internal control reviews, strategy and other consulting, financial information systems design and implementation, consulting on other information systems, and other tax services unrelated to the registrant.

There were no “all other fees” required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X during the fiscal years indicated above.

(e)	(1)	Audit Committee Pre-Approval Policies and Procedures:
The registrant’s Audit Committee (“audit committee”) has adopted an “Audit Committee Charter (Amended and Restated as of May 12, 2004 – with revisions through July 2008)” (the “charter”). The charter contains the audit committee’s pre-approval policies and procedures. Reproduced below is an excerpt from the charter regarding pre-approval policies and procedures:

The [audit] Committee shall:
...

2.	Pre-approve (a) all audit and permissible non-audit services[1] to be provided to the Fund and (b) all permissible non-audit services to be provided by the Fund’s independent auditors to UBS Global [Asset Management (Americas) Inc. (“UBS Global AM”)] and any Covered Service Providers, if the engagement relates directly to the operations and financial reporting of the Fund. In carrying out this responsibility, the Committee shall seek periodically from UBS Global [AM] and from the independent auditors a list of such audit and permissible non-audit services that can be expected to be rendered to the Fund, UBS Global [AM] or any Covered Service Providers by the Fund’s independent auditors, and an estimate of the fees sought to be paid in connection with such services. The Committee may delegate its responsibility to pre-approve any such audit and permissible non-audit services to a sub-committee consisting of the Chairperson of the Committee and two other members of the Committee as the Chairperson, from time to time, may determine and appoint, and such sub-committee shall report to the Committee, at its next regularly scheduled meeting after the sub-committee’s meeting, its decision(s). From year to year, the Committee shall report to the Board whether this system of pre-approval has been effective and efficient or whether this Charter should be amended to allow for pre-approval pursuant to such policies and procedures as the Committee shall approve, including the delegation of some or all of the Committee’s pre-approval responsibilities to other persons (other than UBS Global [AM] or the Fund’s officers).

[1] The Committee will not approve non-audit services that the Committee believes may taint the independence of the auditors. Currently, permissible non-audit services include any professional services (including tax services) that are not prohibited services as described below, provided to the Fund by the independent auditors, other than those provided to the Fund in connection with an audit or a review of the financial statements of the Fund. Permissible non-audit services may not include: (i) bookkeeping or other services related to the accounting records or financial statements of the Fund; (ii) financial information systems design and implementation; (iii) appraisal or valuation services, fairness opinions or contribution-in-kind reports; (iv) actuarial services; (v) internal audit outsourcing services; (vi) management functions or human resources; (vii) broker or dealer, investment adviser or investment banking services; (viii) legal services and expert services unrelated to the audit; and (ix) any other service the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the Fund, UBS Global [AM] and any service providers controlling, controlled by or under common control with UBS Global [AM] that provide ongoing services to the Fund (“Covered Service Providers”) constitutes not more than 5% of the total amount of revenues paid to the independent auditors (during the fiscal year in which the permissible non-audit services are provided) by (a) the Fund, (b) its investment adviser and (c) any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Fund during the fiscal year in which the services are provided that would have to be approved by the Committee; (ii) the permissible non-audit services were not recognized by the Fund at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

(e)	(2)	Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

Audit-Related Fees:
There were no amounts that were approved by the audit committee pursuant to the de minimis exception for the fiscal years ended April 30, 2009 and April 30, 2008 on behalf of the registrant.

There were no amounts that were required to be approved by the audit committee pursuant to the de minimis exception for the fiscal years ended April 30, 2009 and April 30, 2008 on behalf of the registrant’s service providers that relate directly to the operations and financial reporting of the registrant.

Tax Fees:
There were no amounts that were approved by the audit committee pursuant to the de minimis exception for the fiscal years ended April 30, 2009 and April 30, 2008 on behalf of the registrant.

There were no amounts that were required to be approved by the audit committee pursuant to the de minimis exception for the fiscal years ended April 30, 2009 and April 30, 2008 on behalf of the registrant’s service providers that relate directly to the operations and financial reporting of the registrant.

All Other Fees:
There were no amounts that were approved by the audit committee pursuant to the de minimis exception for the fiscal years ended April 30, 2009 and April 30, 2008 on behalf of the registrant.

There were no amounts that were required to be approved by the audit committee pursuant to the de minimis exception for the fiscal years ended April 30, 2009 and April 30, 2008 on behalf of the registrant’s service providers that relate directly to the operations and financial reporting of the registrant.

(f)	According to E&Y, for the fiscal year ended April 30, 2009, the percentage of hours spent on the audit of the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons who are not full-time, permanent employees of E&Y was 0%.

(g)
For the fiscal years ended April 30, 2009 and April 30, 2008, the aggregate fees billed by E&Y of $2,142,867 and $1,914,444, respectively, for non-audit services rendered on behalf of the registrant (“covered”), its investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and any entity controlling, controlled by, or under common control with the adviser (“non-covered”) that provides ongoing services to the registrant for each of the last two fiscal years of the registrant is shown in the table below:

	2009	2008
Covered Services	$101,944	$81,300
Non-Covered Services	2,040,923	1,833,144

(h)	The registrant’s audit committee was not required to consider whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable to the registrant.

Item 6. Schedule of Investments.

(a) Included as part of the report to shareholders filed under Item 1 of this form.
(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant’s Board has established a Nominating and Corporate Governance Committee. The Nominating and Corporate Governance Committee will consider nominees recommended by shareholders if a vacancy occurs among those board members who are not “interested persons” as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended. In order to recommend a nominee, a shareholder should send a letter to the chairperson of the Nominating and Corporate Governance Committee, Richard R. Burt, care of the Secretary of the registrant at UBS Global Asset Management, UBS Building, One North Wacker Drive, Chicago, IL 60606, and indicate on the envelope “Nominating and Corporate Governance Committee.” The shareholder’s letter should state the nominee’s name and should include the nominee’s resume or curriculum vitae, and must be accompanied by a written consent of the individual to stand for election if nominated for the Board and to serve if elected by shareholders.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)

The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)	(1) Code of Ethics as required pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 (and designated by registrant as a “Code of Conduct”) is filed herewith as Exhibit EX-99.CODE ETH.

(a)	(2) Certifications of principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 is attached hereto as Exhibit EX-99.CERT.

(a)	(3) Written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons – not applicable to the registrant.

(b)	Certifications of principal executive officer and principal financial officer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UBS Money Series

By:	/s/ Kai R. Sotorp
Kai R. Sotorp
President

Date:	June 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kai R. Sotorp
Kai R. Sotorp
President

Date:	June 29, 2009

By:	/s/ Thomas Disbrow
Thomas Disbrow
Vice President and Treasurer

Date:	June 29, 2009